Portfolio of Investments April 30, 2026
NCLO
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
INVESTMENT COMPANIES - 0.5%
789,939 State Street Institutional US Government Money Market Fund $ 789,939
TOTAL INVESTMENT COMPANIES
(Cost $789,939) 789,939
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 99.3%
$ 1,500,000 (a),(b) AGL CLO 42 Ltd ( TSFR3M + 1 .800% ) 5 .464% 07/22/38 1,503,360
3,000,000 (a),(b) AIMCO CLO ( TSFR3M + 2 .850% ) 6 .530 10/17/37 3,006,519
4,000,000 (a),(b) AIMCO CLO ( TSFR3M + 1 .800% ) 5 .480 10/17/38 4,009,092
500,000 (a),(b) AIMCO CLO 16 Ltd ( TSFR3M + 1 .650% ) 5 .330 07/17/37 500,896
1,600,000 (a) AIMCO CLO 18 Ltd ( TSFR3M + 1 .900% ) 5 .575 07/20/37 1,602,678
1,250,000 (a) AIMCO CLO 18 Ltd ( TSFR3M + 2 .850% ) 7 .175 07/20/37 1,251,922
840,000 (a),(b) AIMCO CLO 22 Ltd ( TSFR3M + 3 .400% ) 7 .075 04/19/37 841,402
550,000 (a),(b) Allegro CLO XII Ltd ( TSFR3M + 3 .500% ) 7 .172 07/21/37 549,394
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd ( TSFR3M + 1 .950% ) 5 .625 01/20/35 2,473,860
2,000,000 (a),(b) Apidos CLO LI Ltd ( TSFR3M + 1 .750% ) 5 .418 01/20/38 2,002,418
500,000 (a),(b) ARES LX CLO LTD ( TSFR3M + 2 .850% ) 6 .525 07/18/34 493,908
2,000,000 (a),(b) Ares LXXII CLO Ltd ( TSFR3M + 1 .700% ) 5 .373 07/15/36 2,002,234
3,000,000 (a),(b) Ares LXXV CLO Ltd ( TSFR3M + 1 .850% ) 6 .090 01/15/37 3,005,277
2,000,000 (a),(b) ARES XLIV CLO Ltd ( TSFR3M + 1 .500% ) 5 .173 04/15/34 2,001,228
2,000,000 (a),(b) Ares XXXIV CLO Ltd ( TSFR3M + 2 .900% ) 6 .580 07/17/38 2,009,292
500,000 (a),(b) Ballyrock CLO 21 Ltd ( TSFR3M + 6 .000% ) 9 .668 10/20/37 492,147
1,470,000 (a),(b) Barings CLO Ltd 2024-V ( TSFR3M + 3 .000% ) 6 .673 07/15/38 1,472,783
500,000 (a),(b) Barings CLO Ltd 2026-I ( TSFR3M + 6 .050% ) 9 .715 04/15/39 501,512
2,000,000 (a),(b) Benefit Street Partners Clo 41 Ltd ( TSFR3M + 2 .750% ) 6 .417 07/25/38 2,004,828
600,000 (a),(b) Benefit Street Partners CLO IX Ltd ( TSFR3M + 3 .100% ) 6 .775 10/20/37 600,968
1,500,000 (a),(b) Benefit Street Partners CLO XV Ltd ( TSFR3M + 2 .000% ) 5 .673 07/15/37 1,502,595
1,300,000 (a),(b) Benefit Street Partners CLO XXIX Ltd ( TSFR3M + 1 .750% ) 5 .417 01/25/38 1,301,343
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd ( TSFR3M + 1 .800% ) 5 .467 01/25/38 2,001,668
730,000 (a),(b) Blueberry Park CLO Ltd ( TSFR3M + 2 .900% ) 6 .575 10/20/37 729,129
1,650,000 (a),(b) Boyce Park CLO Ltd ( TSFR3M + 1 .750% ) 6 .367 04/21/35 1,653,455
2,000,000 (a),(b) Boyce Park CLO Ltd ( TSFR3M + 3 .100% ) 6 .772 04/21/35 1,938,664
1,000,000 (a),(b) CARLYLE US CLO 2021-2 LTD ( TSFR3M + 2 .850% ) 6 .525 04/20/38 1,001,914
1,800,000 (a),(b) CARLYLE US CLO 2023-4 LTD ( TSFR3M + 1 .550% ) 5 .217 10/25/38 1,808,140
950,000 (a),(b) CIFC Funding 2021-IV Ltd ( TSFR3M + 1 .900% ) 5 .566 07/23/37 951,519
1,500,000 (a),(b) CIFC Funding 2021-VII Ltd ( TSFR3M + 1 .750% ) 5 .416 01/23/35 1,500,455
2,550,000 (a),(b) CIFC Funding 2024-III Ltd ( TSFR3M + 2 .200% ) 5 .872 07/21/37 2,556,217
2,000,000 (a),(b) Davis Park CLO Ltd ( TSFR3M + 3 .100% ) 0 .000 07/20/38 1,969,272
1,800,000 (a),(b) Elmwood CLO 24 Ltd ( TSFR3M + 1 .750% ) 5 .430 01/17/38 1,801,921
1,000,000 (a),(b) Elmwood CLO III Ltd ( TSFR3M + 3 .100% ) 6 .775 07/18/37 1,001,700
1,750,000 (a),(b) Elmwood CLO VIII Ltd ( TSFR3M + 2 .500% ) 6 .175 04/20/37 1,755,064
1,500,000 (a),(b) Elmwood CLO XII Ltd ( TSFR3M + 2 .000% ) 5 .673 10/15/37 1,503,310
1,000,000 (a),(b) Galaxy 36 CLO Ltd ( TSFR3M + 1 .600% ) 5 .273 10/15/38 1,002,462
3,370,000 (a),(b) Goldentree Loan Management US Clo 17 Ltd ( TSFR3M +
1 .800% )
5 .684 01/20/39 3,377,970
1,000,000 (a),(b) Golub Capital Partners CLO 41B-R Ltd ( TSFR3M + 1 .700% ) 5 .375 07/20/38 1,003,527
250,000 (a),(b) Golub Capital Partners CLO 76 B Ltd ( TSFR3M + 2 .900% ) 6 .567 10/25/37 248,749
2,000,000 (a),(b) Higley Park Clo Ltd ( TSFR3M + 1 .650% ) 5 .317 07/24/38 2,005,880
1,500,000 (a),(b) Invesco US CLO 2023-3 Ltd ( TSFR3M + 1 .900% ) 5 .572 07/15/38 1,504,264
500,000 (a),(b) Invesco US CLO 2023-4 Ltd ( TSFR3M + 2 .850% ) 6 .525 01/18/39 499,584
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd ( TSFR3M + 2 .250% ) 5 .925 07/20/37 3,257,423
1,000,000 (a),(b) KKR CLO 42 Ltd ( TSFR3M + 1 .650% ) 5 .325 07/20/34 1,001,049
2,310,000 (a),(b) KKR CLO 51 Ltd ( TSFR3M + 1 .850% ) 5 .734 10/20/37 2,318,247
750,000 (a),(b) Magnetite XIX Ltd ( TSFR3M + 5 .100% ) 8 .780 04/17/34 740,467
1,500,000 (a),(b) Magnetite Xli Ltd ( TSFR3M + 1 .780% ) 5 .447 01/25/38 1,503,533
1,000,000 (a),(b) Magnetite XXIII Ltd ( TSFR3M + 1 .600% ) 5 .267 01/25/35 998,422
2,000,000 (a),(b) Magnetite XXVI Ltd ( TSFR3M + 1 .750% ) 5 .417 01/25/38 2,002,646
1,500,000 (a),(b) Magnetite XXVII Ltd ( TSFR3M + 1 .750% ) 5 .425 10/20/38 1,502,796
1,000,000 (a),(b) Magnetite XXXII Ltd ( TSFR3M + 1 .750% ) 5 .423 10/15/37 996,761

Portfolio of Investments April 30, 2026
(continued)
NCLO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 3,250,000 (a),(b) MidOcean Credit CLO XVI ( TSFR3M + 2 .000% ) 6 .269% 10/20/37 $ 3,256,799
2,500,000 (a) MidOcean Credit CLO XVII Ltd ( TSFR3M + 1 .950% ) 5 .625 01/20/38 2,505,165
1,000,000 (a),(b) Neuberger Berman CLO XVI-S Ltd ( TSFR3M + 1 .800% ) 5 .473 04/15/39 1,001,394
500,000 (a),(b) Neuberger Berman CLO XXII Ltd ( TSFR3M + 3 .150% ) 6 .830 04/17/40 501,208
1,550,000 (a),(b) Neuberger Berman Loan Advisers CLO 26 Ltd ( TSFR3M +
2 .000% )
5 .675 10/18/38 1,553,870
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 31 Ltd ( TSFR3M +
1 .750% )
5 .425 01/20/39 2,502,068
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
1 .850% )
5 .525 07/20/39 2,006,314
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
2 .850% )
6 .525 07/20/39 3,017,802
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd ( TSFR3M +
2 .800% )
6 .473 04/15/34 497,862
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd ( TSFR3M +
2 .800% )
6 .466 10/23/36 500,673
1,000,000 (a),(b) Neuberger Berman Loan Advisers Lasalle Street Lending CLO I
Ltd ( TSFR3M + 3 .350% )
7 .018 10/25/36 1,002,178
750,000 (a),(b) OCP CLO 2018-15 Ltd ( TSFR3M + 2 .750% ) 6 .418 01/20/38 751,229
250,000 (a),(b) OCP CLO 2020-18 Ltd ( TSFR3M + 3 .100% ) 6 .775 07/20/37 250,349
1,000,000 (a),(b) OCP CLO 2023-30 LTD ( TSFR3M + 1 .800% ) 5 .473 01/24/39 1,002,415
1,500,000 (a),(b) OCP CLO 2024-38 Ltd ( TSFR3M + 1 .600% ) 5 .272 01/21/38 1,501,445
750,000 (a),(b) OHA Credit Funding 2 LTD ( TSFR3M + 3 .700% ) 7 .372 01/21/38 741,415
700,000 (a),(b) OHA Credit Funding 21 Ltd ( TSFR3M + 1 .600% ) 5 .275 10/20/38 701,119
750,000 (a),(b) OHA Credit Funding 8 Ltd ( TSFR3M + 1 .750% ) 5 .425 01/20/38 750,757
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd ( TSFR3M + 3 .300% ) 6 .966 04/23/37 2,008,746
350,000 (a),(b) Palmer Square CLO 2023-1 Ltd ( TSFR3M + 2 .650% ) 6 .325 01/20/38 350,640
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd ( TSFR3M + 3 .750% ) 7 .425 01/20/38 1,975,866
2,700,000 (a),(b) Palmer Square CLO 2025-1 Ltd ( TSFR3M + 1 .700% ) 5 .375 04/20/38 2,702,268
400,000 (a),(b) Palmer Square Clo 2026-1 Ltd ( TSFR3M + 1 .650% ) 5 .324 04/20/39 400,461
1,500,000 (a),(b) REESE PARK CLO LTD ( TSFR3M + 1 .900% ) 5 .573 01/15/38 1,498,917
1,000,000 (a),(b) Regatta VI Funding Ltd ( TSFR3M + 2 .750% ) 6 .425 10/20/38 1,001,450
500,000 (a),(b) Riverbank Park Clo Ltd ( TSFR3M + 1 .800% ) 6 .092 01/25/38 500,612
3,000,000 (a),(b) Serenity-Peace Park Clo Ltd ( TSFR3M + 1 .600% ) 5 .267 10/24/38 3,008,049
1,000,000 (a),(b) Sixth Street CLO XX Ltd ( TSFR3M + 1 .650% ) 5 .330 07/17/38 1,001,876
1,550,000 (a),(b) TCW CLO 2020-1 Ltd ( TSFR3M + 3 .400% ) 7 .284 04/20/34 1,491,528
1,800,000 (a),(b) Apidos Clo LIV ( TSFR3M + 1 .800% ) 5 .475 10/20/38 1,802,437
1,000,000 (a),(b) Benefit Street Partners CLO IV Ltd ( TSFR3M + 1 .800% ) 5 .475 10/20/38 1,002,164
2,500,000 (a),(b) CARLYLE US CLO 2021-8 LTD ( TSFR3M + 1 .900% ) 5 .573 10/15/38 2,508,062
2,000,000 (a),(b) Elmwood CLO X Ltd ( TSFR3M + 1 .950% ) 5 .625 07/20/38 2,008,722
1,000,000 (a),(b) Galaxy XXII CLO Ltd ( TSFR3M + 1 .400% ) 5 .080 04/16/34 1,000,979
1,500,000 (a),(b) Golub Capital Partners CLO, LT ( TSFR3M + 1 .600% ) 5 .310 01/20/39 1,505,101
500,000 (a),(b) Invesco CLO 2022-3 Ltd ( TSFR3M + 3 .200% ) 7 .057 10/22/37 500,811
1,250,000 (a),(b) Madison Park Funding LI Ltd ( TSFR3M + 2 .900% ) 6 .784 10/19/38 1,252,854
2,000,000 (a),(b) Magnetite XXII Ltd ( TSFR3M + 1 .600% ) 5 .273 07/15/36 2,000,684
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd ( TSFR3M +
1 .650% )
5 .325 07/20/39 1,503,296
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 45 Ltd ( TSFR3M +
1 .550% )
5 .219 10/14/36 1,000,703
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd ( TSFR3M +
2 .800% )
7 .005 04/16/35 1,488,044
3,500,000 (a),(b) OCP CLO 2025-40 Ltd ( TSFR3M + 1 .700% ) 5 .594 04/16/38 3,502,940
500,000 (a),(b) OCP CLO 2025-44 Ltd ( TSFR3M + 1 .850% ) 5 .517 10/24/38 501,647
3,500,000 (a),(b) OHA Credit Funding 10-R Ltd ( TSFR3M + 1 .800% ) 5 .475 07/18/38 3,508,015
1,000,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd ( TSFR3M + 1 .550% ) 5 .217 04/24/38 1,001,093
TOTAL SECURITIZED
(Cost $147,791,630) 147,337,891
TOTAL LONG-TERM INVESTMENTS
(Cost $148,581,569) $ 148,127,830
OTHER ASSETS & LIABILITIES, NET - 0.2% 286,636
NET ASSETS - 100% $ 148,414,466

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
CLO Collateralized Loan Obligation
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $141,978,126 or 95.8% of Total Investments.
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Investment Companies $ 789,939 $ – $ – $ 789,939
Securitized – 147,337,891 – 147,337,891
Total $ 789,939 $ 147,337,891 $ – $ 148,127,830
a

Portfolio of Investments April 30, 2026
NCPB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
CORPORATE DEBT - 36.9%
FINANCIALS - 15.1%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250% 02/15/29 $ 52,531
20,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 19,704
75,000 Agree LP 4 .800 10/01/32 74,031
60,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 60,687
40,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 40,342
70,000 Aon North America Inc 5 .450 03/01/34 71,536
30,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 29,045
40,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 40,835
200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 206,988
225,000 (a) Banco Nacional de Mexico SA 6 .697 08/07/36 225,000
590,000 Bank of America Corp 5 .162 01/24/31 600,976
300,000 Bank of America Corp 0 .000 04/23/32 298,772
135,000 Bank of America Corp 5 .744 02/12/36 137,608
75,000 (b) Bank of America Corp 6 .125 N/A 75,510
50,000 (b) Bank of America Corp 6 .625 N/A 51,568
50,000 (b) Bank of New York Mellon Corp/The 6 .300 N/A 51,646
55,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 41,495
126,000 (a),(b) BNP Paribas SA 7 .450 N/A 130,527
50,000 (a) BPCE SA 5 .417 01/13/37 48,861
30,000 (b) Citigroup Inc 6 .625 N/A 30,368
70,000 (b) Citigroup Inc 7 .625 N/A 72,794
31,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 29,224
200,000 (a),(b) Credit Agricole SA 7 .125 N/A 207,287
75,000 (a) DNB Bank ASA 4 .832 03/30/32 74,893
40,000 (a) Encore Capital Group Inc 6 .625 04/15/31 40,653
55,000 (a) FirstCash Inc 6 .875 03/01/32 56,368
55,000 (a) Five Corners Funding Trust II 2 .850 05/15/30 51,366
40,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 40,940
210,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 213,435
80,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 84,099
100,000 Healthcare Realty Holdings LP 2 .000 03/15/31 87,382
50,000 Healthcare Realty Holdings LP 2 .050 03/15/31 43,496
50,000 Highwoods Realty LP 2 .600 02/01/31 44,433
200,000 (b) HSBC Holdings PLC 8 .000 N/A 208,531
45,000 (a) HUB International Ltd 7 .250 06/15/30 46,551
50,000 (b) Huntington Bancshares Inc/OH 5 .625 N/A 50,540
60,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 59,424
65,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 65,342
20,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 20,546
645,000 JPMorgan Chase & Co 4 .851 07/25/28 648,518
145,000 JPMorgan Chase & Co 5 .103 04/22/31 147,725
245,000 JPMorgan Chase & Co 5 .572 04/22/36 252,033
55,000 (b) JPMorgan Chase & Co 6 .875 N/A 57,295
50,000 (b) JPMorgan Chase & Co 3 .650 N/A 49,909
40,000 Kennedy-Wilson Inc 4 .750 03/01/29 39,562
100,000 MetLife Inc 6 .350 03/15/55 102,366
25,000 (a) Molina Healthcare Inc 6 .250 01/15/33 24,974
305,000 Morgan Stanley 5 .664 04/17/36 313,312
210,000 Morgan Stanley Bank NA 4 .968 07/14/28 211,239
290,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 286,152
40,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 28,671
20,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 20,778
200,000 (a) Muthoot Finance Ltd 5 .750 08/04/30 198,306
50,000 Navient Corp 5 .500 03/15/29 48,056
45,000 (a) Omnis Funding Trust 6 .722 05/15/55 46,154
65,000 OneMain Finance Corp 5 .375 11/15/29 64,074
40,000 OneMain Finance Corp 6 .125 05/15/30 39,986

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 OneMain Finance Corp 6 .500% 03/15/33 $ 19,589
85,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 85,398
40,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 41,503
20,000 (a) PennyMac Financial Services Inc 6 .875 05/15/32 19,780
150,000 Piedmont Operating Partnership LP 9 .250 07/20/28 163,329
25,000 (b) PNC Financial Services Group Inc/The 3 .400 N/A 24,691
30,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 30,200
40,000 Prudential Financial Inc 5 .200 03/14/35 40,207
70,000 Prudential Financial Inc 5 .125 03/01/52 68,224
50,000 Prudential Financial Inc 6 .500 03/15/54 51,485
60,000 Reinsurance Group of America Inc 5 .750 09/15/34 61,362
20,000 (a) Rocket Cos Inc 6 .125 08/01/30 20,297
40,000 (a) Rocket Cos Inc 6 .375 08/01/33 40,488
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 49,553
350,000 Royal Bank of Canada 6 .750 08/24/85 356,192
25,000 (a) Ryan Specialty LLC 5 .875 08/01/32 24,996
200,000 Saudi Awwal Bank , Reg S 5 .947 09/04/35 199,150
25,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 25,614
85,000 (b) State Street Corp 6 .700 N/A 87,590
160,000 (b) Truist Financial Corp 6 .669 N/A 160,061
115,000 UnitedHealth Group Inc 5 .350 02/15/33 118,350
110,000 UnitedHealth Group Inc 5 .500 07/15/44 106,736
55,000 UnitedHealth Group Inc 5 .050 04/15/53 48,706
25,000 (a) UWM Holdings LLC 6 .625 02/01/30 23,994
50,000 Ventas Realty LP 5 .000 01/15/35 49,216
20,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 19,889
40,000 Wells Fargo & Co 4 .611 04/25/53 33,142
100,000 (b) Wells Fargo & Co 6 .125 N/A 100,347
100,000 (b) Wells Fargo & Co 7 .625 N/A 105,002
35,000 (a) Wynnton Funding Trust 5 .251 08/15/35 34,510
TOTAL FINANCIALS 8,574,045
GOVERNMENT AGENCY - 0.2%
102,000 (a) OCP SA 5 .125 06/23/51 81,553
TOTAL GOVERNMENT AGENCY 81,553
INDUSTRIAL - 18.4%
40,000 (a) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 40,706
50,000 (a) ADT Security Corp/The 4 .875 07/15/32 47,618
60,000 (a) AECOM 6 .000 08/01/33 60,490
40,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 39,592
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 40,475
20,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 19,889
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 15,133
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 38,941
20,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 20,660
100,000 Amcor Group Finance PLC 5 .450 05/23/29 102,367
190,000 Amgen Inc 5 .650 03/02/53 182,709
30,000 (a) AMN Healthcare Inc 6 .500 01/15/31 29,895
80,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .700 02/01/36 78,164
36,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 32,565
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 51,273
20,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 19,960
50,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,448
30,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 31,363
40,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 38,357
35,000 (a) ASGN Inc 4 .625 05/15/28 32,716
50,000 AT&T Inc 5 .850 04/30/46 48,240
260,000 AT&T Inc 3 .500 09/15/53 168,380
155,000 AT&T Inc 3 .800 12/01/57 103,318

Portfolio of Investments April 30, 2026
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 150,000 Augusta SpinCo Corp 4 .656% 03/23/31 $ 149,673
15,000 Augusta SpinCo Corp 5 .245 03/23/36 14,939
20,000 (a) Avient Corp 6 .250 11/01/31 20,290
30,000 (a) Bath & Body Works Inc 6 .625 10/01/30 30,403
40,000 Baxter International Inc 4 .450 02/15/29 39,612
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 200,595
110,000 Block Inc 6 .500 05/15/32 112,096
20,000 (a) Block Inc 6 .000 08/15/33 19,961
70,000 Boeing Co/The 6 .528 05/01/34 76,553
170,000 Boeing Co/The 5 .805 05/01/50 165,657
95,000 Broadcom Inc 4 .300 01/15/31 94,238
50,000 Broadcom Inc 4 .950 01/15/36 49,507
25,000 (a) Buckeye Partners LP 6 .750 02/01/30 25,862
20,000 (a) CACI International Inc 6 .375 06/15/33 20,461
40,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 38,866
40,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 35,849
11,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 10,988
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 32,647
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 27,248
30,000 (a) Chart Industries Inc 7 .500 01/01/30 31,144
110,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 113,758
195,000 Cheniere Energy Partners LP 4 .500 10/01/29 194,000
20,000 (a) Chord Energy Corp 6 .000 10/01/30 20,386
40,000 (a) Chord Energy Corp 6 .750 03/15/33 41,623
40,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 37,769
50,000 (a) Churchill Downs Inc 5 .750 04/01/30 49,837
25,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 25,830
45,000 (a) CNX Resources Corp 7 .250 03/01/32 46,883
25,000 (a) Commercial Metals Co 6 .000 12/15/35 24,975
20,000 (a) Concentra Health Services Inc 6 .875 07/15/32 20,726
55,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 55,005
45,000 CVS Health Corp 5 .450 09/15/35 45,424
170,000 CVS Health Corp 5 .050 03/25/48 146,669
40,000 (a) DaVita Inc 4 .625 06/01/30 38,722
55,000 (a) DaVita Inc 6 .875 09/01/32 56,771
40,000 (a) DaVita Inc 6 .750 07/15/33 41,243
25,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 26,012
30,000 Eaton Corp 4 .800 03/06/36 29,533
35,000 Enbridge Inc 8 .500 01/15/84 39,869
30,000 Encompass Health Corp 4 .500 02/01/28 29,767
120,000 Enterprise Products Operating LLC 4 .450 02/15/43 104,503
20,000 (a) Esab Corp 6 .250 04/15/29 20,264
20,000 (a) Fair Isaac Corp 6 .000 05/15/33 19,725
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 48,807
200,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 203,231
35,000 (a) Gen Digital Inc 6 .750 09/30/27 35,144
20,000 (a) Gen Digital Inc 6 .250 04/01/33 19,490
155,000 General Motors Financial Co Inc 5 .350 01/07/30 158,072
20,000 (b) General Motors Financial Co Inc 5 .750 N/A 19,828
20,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 20,968
20,000 (a) Global Medical Response Inc 7 .375 10/01/32 20,849
20,000 (a) Goat Holdco LLC 6 .750 02/01/32 20,495
30,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 28,778
55,000 Goodyear Tire & Rubber Co/The 5 .250 04/30/31 50,122
54,000 (a) Gray Media Inc 10 .500 07/15/29 57,331
40,000 (a) Gray Media Inc 7 .250 08/15/33 40,730
180,000 (a),(c) Grupo Aeromexico SAB de CV 8 .250 11/15/29 174,721
65,000 Haleon US Capital LLC 3 .625 03/24/32 61,211
140,000 HCA Inc 5 .250 03/01/30 142,573
45,000 HCA Inc 6 .200 03/01/55 44,517
20,000 (a) Herc Holdings Inc 6 .625 06/15/29 20,493

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 (a) Herc Holdings Inc 7 .000% 06/15/30 $ 20,807
20,000 (a) Herc Holdings Inc 7 .250 06/15/33 20,945
25,000 Hexcel Corp 4 .900 05/15/31 25,013
60,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 59,607
45,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 48,119
72,000 (a) Hilton Domestic Operating Co Inc 5 .875 04/01/29 72,990
50,000 (a) Honeywell Aerospace Inc 4 .950 03/16/36 49,433
55,000 (a) Honeywell Aerospace Inc 5 .732 03/16/56 54,095
35,000 (a) HUT 8 DC LLC 6 .192 11/15/42 35,290
20,000 (a) Iliad Holding SAS 8 .500 04/15/31 21,218
20,000 (a) Iliad Holding SAS 7 .000 04/15/32 20,305
60,000 (a) Ingram Micro Inc 4 .750 05/15/29 58,960
60,000 (a) IQVIA Inc 6 .250 06/01/32 61,104
55,000 (a) Iron Mountain Inc 7 .000 02/15/29 56,207
40,000 (a) Iron Mountain Inc 6 .250 01/15/33 40,620
50,000 (a) Kinetik Holdings LP 6 .625 12/15/28 51,005
25,000 (a) Kodiak Gas Services LLC 5 .875 04/01/31 25,182
20,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 20,458
20,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 20,775
40,000 Kohl's Corp 5 .125 05/01/31 32,714
70,000 L3Harris Technologies Inc 5 .400 07/31/33 71,832
40,000 Lamar Media Corp 4 .875 01/15/29 39,716
30,000 (a) LCM Investments Holdings II LLC 8 .250 08/01/31 31,427
40,000 (a) Level 3 Financing Inc 6 .875 06/30/33 41,281
60,000 (a) Level 3 Financing Inc 7 .000 03/31/34 62,234
40,000 (a) Level 3 Financing Inc 8 .500 01/15/36 42,840
30,000 (a) Light & Wonder International Inc 7 .500 09/01/31 31,265
20,000 (a) Light & Wonder International Inc 6 .250 10/01/33 19,834
70,000 Marathon Petroleum Corp 4 .750 09/15/44 60,173
30,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 28,687
155,000 (a) Mars Inc 4 .800 03/01/30 156,570
55,000 (a) Mars Inc 5 .200 03/01/35 55,491
120,000 (a) Mars Inc 5 .700 05/01/55 116,764
20,000 (a) Masterbrand Inc 7 .000 07/15/32 19,891
20,000 (a) Matador Resources Co 6 .250 04/15/33 20,339
30,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 30,997
50,000 Meta Platforms Inc 6 .200 05/15/46 50,060
125,000 Meta Platforms Inc 5 .625 11/15/55 114,777
50,000 Meta Platforms Inc 6 .300 05/15/56 50,077
30,000 MGM Resorts International 6 .125 09/15/29 30,394
200,000 (a) Millicom International Cellular SA 7 .375 04/02/32 206,940
20,000 (a) Millrose Properties Inc 6 .250 09/15/32 20,088
40,000 (a) Mineral Resources Ltd 9 .250 10/01/28 41,516
20,000 (a) Mineral Resources Ltd 7 .000 04/01/31 20,759
20,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 19,769
20,000 (a) NCL Corp Ltd 5 .875 01/15/31 19,466
20,000 (a) NCL Corp Ltd 6 .250 09/15/33 19,357
30,000 Newell Brands Inc 6 .375 09/15/27 30,207
30,000 (a) Noble Finance II LLC 8 .000 04/15/30 31,202
20,000 (a) Olin Corp 6 .625 04/01/33 19,813
125,000 ONEOK Inc 5 .700 11/01/54 113,995
50,000 (a) Open Text Holdings Inc 4 .125 02/15/30 45,012
65,000 Oracle Corp 4 .450 09/26/30 62,693
100,000 Oracle Corp 6 .700 02/04/56 92,160
60,000 O'Reilly Automotive Inc 4 .200 04/01/30 59,162
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 29,610
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 54,651
30,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 30,753
30,000 (a) Permian Resources Operating LLC 7 .000 01/15/32 31,207
40,000 (a) Phinia Inc 6 .625 10/15/32 40,981
45,000 (a) Post Holdings Inc 6 .250 02/15/32 45,859
40,000 (a) Post Holdings Inc 6 .375 03/01/33 39,984

Portfolio of Investments April 30, 2026
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375% 04/30/29 $ 34,156
40,000 (a) Qnity Electronics Inc 5 .750 08/15/32 40,385
20,000 (a) Qnity Electronics Inc 6 .250 08/15/33 20,463
50,000 (a) QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5 .700 04/15/36 48,630
20,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 20,316
40,000 (a) QXO Building Products Inc 6 .750 04/30/32 40,802
100,000 RTX Corp 6 .000 03/15/31 106,272
20,000 (a) Science Applications International Corp 5 .875 11/01/33 19,727
40,000 Service Corp International/US 5 .750 10/15/32 40,353
45,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 41,872
30,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 27,158
200,000 (a) Sisecam UK PLC 8 .375 01/23/33 204,002
60,000 (a) Six Flags Entertainment 6 .625 05/01/32 61,067
20,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 19,894
40,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 39,974
20,000 (a) Stonepeak Nile Parent LLC 7 .250 03/15/32 20,926
50,000 (a) Sunoco LP 7 .000 05/01/29 51,633
40,000 (a) Sunoco LP 4 .625 05/01/30 38,902
20,000 (a) Sunoco LP 5 .625 03/31/31 20,074
20,000 (a) Sunoco LP 5 .875 03/15/34 19,928
50,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 48,036
42,000 Tenet Healthcare Corp 6 .125 10/01/28 42,106
75,000 Tenet Healthcare Corp 4 .375 01/15/30 72,659
59,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 58,577
105,000 T-Mobile USA Inc 5 .125 05/15/32 106,257
130,000 T-Mobile USA Inc 5 .300 05/15/35 130,984
40,000 T-Mobile USA Inc 5 .875 11/15/55 38,657
65,000 TotalEnergies Capital SA 5 .488 04/05/54 62,494
25,000 Transcanada Trust 5 .500 09/15/79 24,876
45,000 (a) TransDigm Inc 6 .875 12/15/30 46,377
40,000 (a) TransDigm Inc 6 .000 01/15/33 40,382
21,000 (a) Transocean International Ltd 8 .750 02/15/30 21,995
100,000 (a) United Rentals North America Inc 5 .375 11/15/33 98,878
20,000 (a) Uniti Services LLC 7 .500 10/15/33 21,057
35,000 (a) Univision Communications Inc 4 .500 05/01/29 33,394
40,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 41,337
20,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6 .250 10/01/33 20,182
45,000 (a) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 42,154
55,000 (a) Venture Global LNG Inc 9 .875 02/01/32 59,007
20,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 20,950
165,000 Verizon Communications Inc 4 .780 02/15/35 160,104
45,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 45,946
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 28,094
45,000 (a) Vmed O2 UK Financing I PLC 4 .750 07/15/31 38,929
40,000 Vodafone Group PLC 5 .125 06/04/81 31,498
30,000 Walmart Inc 2 .500 09/22/41 21,539
35,000 Walmart Inc 4 .500 04/15/53 30,330
20,000 (a) Wand NewCo 3 Inc 7 .625 01/30/32 20,821
20,000 (a) Wayfair LLC 7 .250 10/31/29 20,495
30,000 (a) WESCO Distribution Inc 7 .250 06/15/28 30,075
20,000 (a) WESCO Distribution Inc 6 .375 03/15/33 20,658
20,000 (a) WEX Inc 6 .500 03/15/33 19,920
40,000 Williams Cos Inc/The 5 .650 03/15/33 41,423
50,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 52,194
25,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 26,442
40,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 40,196
70,000 (a) ZF North America Capital Inc 6 .750 04/23/30 69,538
TOTAL INDUSTRIAL 10,477,277
UTILITY - 3.2%
130,000 AEP Transmission Co LLC 5 .400 03/15/53 122,353
50,000 Alphabet Inc 3 .700 02/15/29 49,432
100,000 Alphabet Inc 4 .100 02/15/31 98,827

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 80,000 Amazon.com Inc 4 .875% 03/13/36 $ 78,827
35,000 Amazon.com Inc 5 .800 03/13/56 34,448
15,000 American Water Capital Corp 5 .700 09/01/55 14,670
70,000 Atmos Energy Corp 5 .000 12/15/54 62,374
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 24,848
40,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 39,746
35,000 CMS Energy Corp 6 .500 06/01/55 35,860
200,000 (a) Comision Federal de Electricidad 0 .000 01/28/34 197,476
25,000 Commonwealth Edison Co 5 .950 06/01/55 25,278
20,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 20,300
55,000 Dominion Energy Inc 3 .300 04/15/41 40,928
35,000 Dominion Energy Inc 7 .000 06/01/54 37,320
50,000 Dominion Energy Inc 6 .625 05/15/55 51,137
45,000 DTE Electric Co 5 .400 04/01/53 42,693
60,000 Duke Energy Carolinas LLC 4 .250 12/15/41 51,801
55,000 Duke Energy Carolinas LLC 5 .400 01/15/54 51,790
50,000 Exelon Corp 6 .500 03/15/55 51,707
120,000 Florida Power & Light Co 4 .800 05/15/33 120,235
95,000 Georgia Power Co 2 .650 09/15/29 89,975
65,000 NRG Energy Inc 5 .750 01/15/28 65,076
40,000 (a) NRG Energy Inc 6 .000 02/01/33 40,309
20,000 (a) NRG Energy Inc 6 .250 11/01/34 20,233
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 29,475
50,000 PECO Energy Co 2 .800 06/15/50 30,554
50,000 Public Service Co of Colorado 4 .050 09/15/49 38,240
75,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 78,292
40,000 (a) Talen Energy Supply LLC 6 .250 02/01/34 39,701
40,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 40,151
40,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 38,753
50,000 Wisconsin Public Service Corp 4 .250 01/15/31 49,492
30,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 32,057
TOTAL UTILITY 1,844,358
TOTAL CORPORATE DEBT
(Cost $20,948,386) 20,977,233
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 3.9%
FINANCIALS - 0.3%
200,000 (a) Banco do Brasil SA/Cayman 5 .625 10/23/31 198,800
TOTAL FINANCIALS 198,800
GOVERNMENT AGENCY - 1.0%
194,000 Aeropuerto Internacional de Tocumen SA , Reg S 4 .000 08/11/41 165,273
200,000 (a) Corp Nacional del Cobre de Chile 6 .150 10/24/36 208,676
225,000 (a) Petronas Capital Ltd 2 .480 01/28/32 202,454
TOTAL GOVERNMENT AGENCY 576,403
SOVEREIGN DEBT - 2.6%
204,000 Colombia Government International Bond 5 .000 06/15/45 154,724
250,000 (a) Eagle Funding Luxco Sarl 5 .500 08/17/30 251,925
200,000 (a) Egypt Government International Bond 8 .500 01/31/47 181,836
250,000 (a) Hungary Government International Bond 2 .125 09/22/31 217,191
200,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 195,086
150,000 Republic of Poland Government International Bond 5 .375 02/12/35 152,848
110,000 Republic of South Africa Government International Bond 6 .250 03/08/41 101,385
200,000 (a) Saudi Government International Bond 5 .000 01/16/34 200,242
TOTAL SOVEREIGN DEBT 1,455,237
TOTAL GOVERNMENT RELATED
(Cost $2,189,943) 2,230,440

Portfolio of Investments April 30, 2026
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 39.9%
$ 250,000 (a),(d) ARDN 2025-ARCP Mortgage Trust ( TSFR1M + 2 .000% ) 5 .655% 06/15/35 $ 250,531
100,000 (a),(d) BAMLL Trust 2025-ASHF ( TSFR1M + 2 .350% ) 6 .005 02/15/42 100,194
100,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 82,949
250,000 (a),(d) BBCMS Trust 2015-SRCH 5 .122 08/10/35 232,930
150,000 (a),(d) BBCMS Trust 2018-CBM ( TSFR1M + 1 .297% ) 4 .952 07/15/37 146,210
150,000 (d) Benchmark 2018-B1 Mortgage Trust 3 .878 01/15/51 146,799
200,000 (d) Benchmark 2018-B2 Mortgage Trust 4 .432 02/15/51 132,711
100,000 (d) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 85,478
250,000 Benchmark 2019-B14 Mortgage Trust 3 .493 12/15/62 204,875
150,000 (a),(d) BLP Commercial Mortgage Trust ( TSFR1M + 2 .050% ) 5 .705 12/15/42 150,584
100,000 (a),(d) BX Commercial Mortgage Trust 2024-BRBK ( TSFR1M + 4 .874% ) 8 .538 10/15/41 100,086
175,000 (a) Canon Music Issuer Trust 5 .521 05/01/76 175,707
100,000 (d) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 82,437
100,000 (a),(e),(f) Castlelake Aircraft Structured Trust 2026-2 5 .333 04/15/51 100,000
250,000 (a),(d) CIFC Funding 2021-II ( TSFR3M + 1 .550% ) 5 .222 01/15/39 250,748
100,000 (d) Citigroup Commercial Mortgage Trust 2015-GC29 4 .106 04/10/48 89,549
100,000 (d) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 97,936
100,000 (d) Citigroup Commercial Mortgage Trust 2017-C4 4 .096 10/12/50 97,390
220,000 (a),(d) COLT 2025-12 Mortgage Loan Trust 5 .681 01/26/71 216,164
150,000 (d) COMM 2018-COR3 Mortgage Trust 4 .668 05/10/51 129,649
50,000 (a),(d) Connecticut Avenue Securities Trust 2022-R03 ( SOFR30A +
9 .850% )
14 .823 03/25/42 53,578
305,000 (a),(d) Connecticut Avenue Securities Trust 2023-R04 ( SOFR30A +
3 .550% )
7 .195 05/25/43 317,908
25,000 (a),(d) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
3 .100% )
6 .745 06/25/43 25,851
185,000 (a),(d) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
4 .750% )
8 .395 06/25/43 196,856
100,000 (a) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 100,931
100,000 (a) Crescendo Royalty Funding LP 3 .567 12/20/51 99,522
150,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .278 09/15/52 136,763
150,000 (a) DataBank Issuer 5 .811 02/25/56 150,391
99,750 (a) DB Master Finance LLC 4 .891 08/20/55 99,022
150,000 (a),(d) DBSG 2024-ALTA Mortgage Trust 6 .595 06/10/37 151,224
150,000 (a) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 149,570
98,952 (a) EQT Trust 2024-EXTR 5 .331 07/05/41 100,379
220,970 Fannie Mae Pool FN MA4512 2 .500 01/01/52 186,472
183,310 Fannie Mae Pool FN MA4548 2 .500 02/01/52 154,450
185,302 Fannie Mae Pool FN CB2795 3 .000 02/01/52 162,641
54,209 Fannie Mae Pool FN MA4578 2 .500 04/01/52 45,647
325,138 Fannie Mae Pool FN FS1533 3 .000 04/01/52 288,383
151,686 Fannie Mae Pool FN MA4579 3 .000 04/01/52 133,114
74,852 Fannie Mae Pool FN FS7299 3 .000 05/01/52 66,323
509,708 Fannie Mae Pool FN MA4600 3 .500 05/01/52 464,261
615,714 Fannie Mae Pool FN MA4684 4 .500 06/01/52 594,962
603,793 Fannie Mae Pool FN MA4700 4 .000 08/01/52 568,380
137,750 Fannie Mae Pool FN MA4737 5 .000 08/01/52 136,429
408,571 Fannie Mae Pool FN MA4733 4 .500 09/01/52 394,800
373,089 Fannie Mae Pool FN MA4783 4 .000 10/01/52 350,763
89,782 Fannie Mae Pool FN MA4784 4 .500 10/01/52 86,811
242,992 Fannie Mae Pool FN MA4785 5 .000 10/01/52 240,724
52,710 Fannie Mae Pool FN MA4804 4 .000 11/01/52 49,526
452,031 Fannie Mae Pool FN MA4805 4 .500 11/01/52 436,655
533,898 Fannie Mae Pool FN MA4978 5 .000 04/01/53 528,613
55,249 Fannie Mae Pool FN MA5009 5 .000 05/01/53 54,700
376,198 Fannie Mae Pool FN MA5039 5 .500 06/01/53 379,528
41,998 Fannie Mae Pool FN MA5089 4 .000 07/01/53 39,450
37,593 Fannie Mae Pool FN MA5106 5 .000 08/01/53 37,179
180,064 Fannie Mae Pool FN MA5107 5 .500 08/01/53 181,634
643,455 Fannie Mae Pool FN MA5165 5 .500 10/01/53 648,755
65,431 Fannie Mae Pool FN MA5247 6 .000 01/01/54 66,840

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,064,510 Fannie Mae Pool FN FA0197 4 .000% 02/01/54 $ 1,002,316
212,276 Fannie Mae Pool FN MA5295 6 .000 03/01/54 216,721
514,061 Fannie Mae Pool FN MA5331 5 .500 04/01/54 517,029
459,312 Fannie Mae Pool FN MA5353 5 .500 05/01/54 462,111
121,054 Fannie Mae Pool FN MA5497 5 .500 10/01/54 121,705
57,502 Fannie Mae REMICS 3 .500 04/25/52 44,699
66,518 (a),(d) Flagstar Mortgage Trust 2021-5INV 2 .500 07/25/51 54,778
300,000 (a),(d) FNA 9 LLC 5 .509 04/16/46 300,014
391,367 Freddie Mac Pool FR RA6766 2 .500 02/01/52 334,447
281,572 Freddie Mac Pool FR SD8213 3 .000 05/01/52 247,098
11,865 Freddie Mac Pool FR SD8220 3 .000 06/01/52 10,412
658,116 Freddie Mac Pool FR SD8231 4 .500 07/01/52 636,003
476,058 Freddie Mac Pool FR SD8329 5 .000 06/01/53 471,321
24,190 Freddie Mac Pool FR SD4999 5 .000 08/01/53 23,932
27,951 Freddie Mac REMICS 2 .000 09/25/50 19,156
185,000 (a),(d) Freddie Mac STACR REMIC Trust 2022-DNA3 ( SOFR30A +
5 .650% )
8 .647 04/25/42 192,698
45,584 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 40,633
109,097 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 97,280
191,576 Ginnie Mae II Pool G2 MA7989 3 .500 04/20/52 174,526
239,992 Ginnie Mae II Pool G2 MA8149 3 .500 07/20/52 218,819
366,702 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 345,952
172,930 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 168,032
37,129 Ginnie Mae II Pool G2 MA8724 4 .500 03/20/53 36,059
27,283 Government National Mortgage Association 3 .500 09/20/49 21,966
250,000 (d) GS Mortgage Securities Trust 2017-GS5 3 .826 03/10/50 239,438
100,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 91,171
100,000 (d) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 92,599
55,108 (a),(d) GS Mortgage-Backed Securities Corp Trust 2020-PJ6 2 .500 05/25/51 45,380
91,556 (a),(d) GS Mortgage-Backed Securities Trust 2022-LTV2 4 .362 12/25/52 82,640
150,000 (a),(d) Houston Galleria Mall Trust 2025-HGLR 5 .644 02/05/45 153,684
185,000 (a),(d) HTL Commercial Mortgage Trust 2024-T53 6 .774 05/10/39 186,613
70,175 (a) Imperial Fund Mortgage Trust 2022-NQM2 4 .638 03/25/67 67,019
250,000 (a),(d) IP 2025-IP Mortgage Trust 5 .425 06/10/42 252,317
179,393 (a),(d) J.P. Morgan Mortgage Trust 2021-INV8 3 .278 05/25/52 150,620
96,630 (a),(d) J.P. Morgan Mortgage Trust 2022-6 3 .000 11/25/52 82,648
140,000 (a) Jersey Mike's Funding LLC 4 .952 02/15/56 138,977
71,036 (a),(d) JP Morgan Mortgage Trust 3 .000 05/25/54 60,890
68,625 (a),(d) JP Morgan Mortgage Trust 2017-5 4 .725 10/26/48 68,585
69,793 (a),(d) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 57,694
69,466 (a),(d) JP Morgan Mortgage Trust 2021-7 2 .500 11/25/51 57,206
177,830 (a),(d) JP Morgan Mortgage Trust 2021-INV4 3 .204 01/25/52 145,102
178,049 (a),(d) JP Morgan Mortgage Trust 2021-INV6 3 .345 04/25/52 146,793
42,853 (a),(d) JP Morgan Mortgage Trust 2022-LTV1 3 .250 07/25/52 38,295
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .694 03/15/50 148,291
100,000 (d) JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .858 03/15/50 92,551
100,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 94,652
200,000 (a) Kinetic ABS Issuer LLC 5 .219 02/25/56 199,844
150,000 (a) LIGHTPATH FIBER ISSUER LLC 5 .597 03/25/56 150,723
100,000 (a) Lmdv Issuer Co LLC 5 .310 12/15/55 99,730
100,000 (a) MetroNet Infrastructure Issuer LLC 5 .163 12/20/55 100,144
79,062 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4 .000 02/25/53 72,130
100,000 (a),(d) MTN Commercial Mortgage Trust 2022-LPFL ( TSFR1M + 2 .394% ) 3 .673 03/15/39 99,935
100,000 (a) NMEF Funding 2026-A LLC 5 .220 02/15/34 98,959
249,792 (a) OHS Issuer LLC 5 .980 02/25/61 245,922
175,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 162,096
100,000 (a) Planet Fitness Master Issuer LLC 5 .274 12/06/55 99,742
300,000 (a) QTS Issuer ABS II LLC 5 .364 01/05/56 295,945
198,811 (a),(d) Sequoia Mortgage Trust 2020-1 3 .854 02/25/50 156,250
96,548 (a),(d) Sequoia Mortgage Trust 2025-S2 4 .000 11/25/55 88,681
185,107 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4 .980 08/20/41 185,049
100,000 (a) Sotheby's Artfi Master Trust 6 .800 06/20/33 99,828

Portfolio of Investments April 30, 2026
(continued)
NCPB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 150,000 (a),(d) SYCA Commercial Mortgage Trust 2025-WAG 5 .884% 11/10/42 $ 149,512
147,375 (a) Taco Bell Funding LLC 2 .294 08/25/51 137,005
150,000 (a) Taco Bell Funding LLC 4 .821 08/25/55 148,624
150,000 (a),(d) TX Trust 2024-HOU ( TSFR1M + 1 .591% ) 5 .246 06/15/39 150,176
100,000 (d) UBS Commercial Mortgage Trust 2018-C11 4 .713 06/15/51 95,124
114,000 (d) UBS Commercial Mortgage Trust 2018-C13 4 .585 10/15/51 110,983
100,000 (a) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 99,442
220,000 (a) VB-S1 Issuer LLC 4 .693 03/15/56 215,394
150,000 (a),(d) WCORE Commercial Mortgage Trust 2024-CORE ( TSFR1M +
1 .842% )
5 .496 11/15/41 150,449
150,000 (d) Wells Fargo Commercial Mortgage Trust 2024-C63 5 .820 08/15/57 154,569
98,583 (a) Willis Engine Structured Trust IX 5 .159 12/15/50 98,128
TOTAL SECURITIZED
(Cost $22,532,426) 22,667,218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 17.4%
246,000 United States Treasury Note/Bond 3 .375 02/29/28 243,848
200,000 United States Treasury Note/Bond 3 .500 01/15/29 197,922
791,000 United States Treasury Note/Bond 3 .500 02/28/31 773,326
47,000 United States Treasury Note/Bond 4 .125 05/31/32 46,960
8,000 United States Treasury Note/Bond 4 .000 07/31/32 7,932
266,000 United States Treasury Note/Bond 4 .250 08/15/35 263,672
1,643,000 United States Treasury Note/Bond 4 .125 02/15/36 1,608,343
333,000 United States Treasury Note/Bond 4 .125 08/15/44 299,388
2,652,000 United States Treasury Note/Bond 4 .625 11/15/44 2,543,123
160,000 United States Treasury Note/Bond 4 .750 02/15/45 155,781
440,000 United States Treasury Note/Bond 5 .000 05/15/45 441,719
395,000 United States Treasury Note/Bond 4 .875 08/15/45 390,124
150,000 United States Treasury Note/Bond 4 .625 11/15/45 143,320
250,000 United States Treasury Note/Bond 4 .625 02/15/46 238,750
2,451,000 United States Treasury Note/Bond 4 .750 05/15/55 2,356,502
190,000 United States Treasury Note/Bond 4 .625 11/15/55 179,194
TOTAL U.S. TREASURY
(Cost $10,142,539) 9,889,904
TOTAL LONG-TERM INVESTMENTS
(Cost $55,813,294) 55,764,795
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
138,546 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (h) $ 138,546
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $138,546) 138,546
TOTAL INVESTMENTS - 98 .3%
(Cost $ 55,951,840 ) 55,903,341
OTHER ASSETS & LIABILITIES, NET - 1.7% 980,179
NET ASSETS - 100% $ 56,883,520
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $19,285,640 or 34.5% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $136,146.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) When-issued or delayed delivery security.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt
$
– $ 20,977,233 $ – $ 20,977,233
Government Related – 2,230,440 – 2,230,440
Securitized – 22,567,218 100,000 22,667,218
U.S. Treasury – 9,889,904 – 9,889,904
Investments Purchased with Collateral from Securities
Lending 138,546 – – 138,546
Total $ 138,546 $ 55,664,795 $ 100,000 $ 55,903,341
a

Portfolio of Investments April 30, 2026
NUAG
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
CORPORATE DEBT - 32.5%
FINANCIALS - 11.4%
$ 30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .450% 04/15/27 $ 30,551
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .625 10/15/27 5,008
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 964
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 157,478
23,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .375 12/15/31 23,473
138,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 126,137
10,000 Aetna Inc 6 .750 12/15/37 10,879
4,000 Aetna Inc 4 .500 05/15/42 3,358
10,000 Aetna Inc 4 .750 03/15/44 8,449
10,000 Affiliated Managers Group Inc 3 .300 06/15/30 9,409
5,000 Alexandria Real Estate Equities Inc 3 .375 08/15/31 4,600
20,000 Alexandria Real Estate Equities Inc 4 .750 04/15/35 18,902
50,000 Allstate Corp/The 5 .250 03/30/33 50,965
15,000 Allstate Corp/The 4 .500 06/15/43 12,841
16,000 Allstate Corp/The 3 .850 08/10/49 11,850
10,000 Ally Financial Inc 4 .750 06/09/27 10,026
10,000 Ally Financial Inc 7 .100 11/15/27 10,358
68,000 Ally Financial Inc 2 .200 11/02/28 64,189
86,000 Ally Financial Inc 8 .000 11/01/31 96,059
60,000 American Express Co 5 .915 04/25/35 62,377
10,000 American Financial Group Inc/OH 4 .500 06/15/47 8,120
5,000 American Homes 4 Rent LP 5 .500 02/01/34 5,070
15,000 American International Group Inc 5 .750 04/01/48 15,078
5,000 American National Group Inc 5 .000 06/15/27 4,985
9,000 American National Group Inc 5 .750 10/01/29 9,120
19,000 Aon Corp 2 .800 05/15/30 17,710
1,000 Aon Corp / Aon Global Holdings PLC 2 .600 12/02/31 893
55,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 56,279
15,000 Aon North America Inc 5 .125 03/01/27 15,098
150,000 Aon North America Inc 5 .750 03/01/54 144,301
30,000 Apollo Debt Solutions BDC 5 .875 08/30/30 29,723
10,000 Ares Capital Corp 2 .875 06/15/27 9,758
60,000 Ares Capital Corp 5 .500 09/01/30 59,202
10,000 Ares Capital Corp 5 .100 01/15/31 9,698
20,000 Ares Management Corp 5 .600 10/11/54 17,933
50,000 Ares Strategic Income Fund 5 .600 02/15/30 49,083
50,000 Arthur J Gallagher & Co 5 .150 02/15/35 49,519
30,000 Arthur J Gallagher & Co 6 .750 02/15/54 32,337
100,000 Arthur J Gallagher & Co 5 .750 07/15/54 95,420
7,000 Assurant Inc 3 .700 02/22/30 6,721
10,000 Assurant Inc 2 .650 01/15/32 8,765
70,000 Athene Holding Ltd 4 .125 01/12/28 69,266
1,000 Athene Holding Ltd 6 .150 04/03/30 1,033
18,000 Athene Holding Ltd 3 .450 05/15/52 11,030
30,000 Athene Holding Ltd 6 .250 04/01/54 27,583
5,000 AXIS Specialty Finance LLC 3 .900 07/15/29 4,899
7,000 AXIS Specialty Finance PLC 4 .000 12/06/27 6,946
10,000 Bain Capital Specialty Finance Inc 5 .950 03/15/30 9,803
44,000 Banco Santander SA 2 .749 12/03/30 39,800
100,000 Banco Santander SA 6 .938 11/07/33 112,156
10,000 Banco Santander SA 6 .350 03/14/34 10,573
30,000 Bank of America Corp 2 .299 07/21/32 26,533
170,000 Bank of America Corp 2 .972 02/04/33 154,033
99,000 Bank of America Corp 5 .468 01/23/35 101,145
155,000 Bank of America Corp 2 .676 06/19/41 111,370
15,000 Bank of Montreal 7 .300 11/26/84 15,803
50,000 Bank of New York Mellon Corp/The 5 .085 04/23/37 49,615
40,000 Bank of Nova Scotia/The 4 .588 05/04/37 38,393
30,000 Bank of Nova Scotia/The 8 .625 10/27/82 31,496

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 11,000 BankUnited Inc 5 .125% 06/11/30 $ 10,971
65,000 Barclays PLC 4 .836 05/09/28 65,065
43,000 Barclays PLC 5 .088 06/20/30 43,194
24,000 Barclays PLC 3 .811 03/10/42 18,772
57,000 Barclays PLC 6 .036 03/12/55 58,442
20,000 BGC Group Inc 8 .000 05/25/28 21,047
15,000 Blackstone Private Credit Fund 3 .250 03/15/27 14,755
20,000 Blackstone Private Credit Fund 4 .000 01/15/29 19,038
20,000 Blackstone Private Credit Fund 5 .950 07/16/29 20,012
20,000 Blackstone Private Credit Fund 6 .250 01/25/31 19,979
50,000 Blackstone Private Credit Fund 5 .950 05/15/31 49,175
11,000 Blackstone Secured Lending Fund 2 .125 02/15/27 10,739
10,000 Blackstone Secured Lending Fund 5 .300 06/30/30 9,742
1,000 Blue Owl Capital Corp 2 .625 01/15/27 982
25,000 Blue Owl Capital Corp 3 .125 04/13/27 24,451
10,000 (a) Blue Owl Capital Corp 6 .200 07/15/30 9,932
14,000 Blue Owl Credit Income Corp 4 .700 02/08/27 13,921
30,000 Blue Owl Credit Income Corp 5 .800 03/15/30 29,186
30,000 Blue Owl Finance LLC 4 .375 02/15/32 27,335
15,000 (a) Blue Owl Technology Finance Corp 6 .125 01/23/31 14,442
30,000 Boston Properties LP 6 .500 01/15/34 31,654
14,000 (a) Brighthouse Financial Inc 5 .625 05/15/30 14,118
50,000 Brighthouse Financial Inc 4 .700 06/22/47 34,755
10,000 Brown & Brown Inc 4 .900 06/23/30 9,987
24,000 Brown & Brown Inc 2 .375 03/15/31 21,218
70,000 Brown & Brown Inc 5 .250 06/23/32 69,855
20,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 19,938
29,000 Capital One Financial Corp 4 .100 02/09/27 28,973
45,000 Capital One Financial Corp 3 .750 03/09/27 44,824
44,000 Capital One Financial Corp 3 .800 01/31/28 43,508
21,000 Capital One Financial Corp 4 .927 05/10/28 21,092
7,000 Capital One Financial Corp 3 .273 03/01/30 6,750
50,000 Capital One Financial Corp 7 .624 10/30/31 55,201
56,000 Capital One Financial Corp 2 .359 07/29/32 48,264
13,000 Capital One Financial Corp 2 .618 11/02/32 11,492
31,000 Capital One Financial Corp 5 .268 05/10/33 31,080
10,000 Capital One Financial Corp 7 .964 11/02/34 11,535
100,000 Capital One Financial Corp 5 .399 01/30/37 98,228
25,000 Chubb INA Holdings LLC 3 .050 12/15/61 15,015
55,000 Citigroup Inc 4 .450 09/29/27 55,020
336,000 Citigroup Inc 2 .561 05/01/32 301,916
200,000 Citigroup Inc 5 .827 02/13/35 203,726
54,000 Citigroup Inc 6 .020 01/24/36 55,437
10,000 Citigroup Inc 5 .300 05/06/44 9,285
22,000 Citizens Financial Group Inc 2 .500 02/06/30 20,242
40,000 Citizens Financial Group Inc 5 .253 03/05/31 40,503
50,000 Citizens Financial Group Inc 5 .299 01/29/36 49,570
8,000 CNA Financial Corp 3 .900 05/01/29 7,840
20,000 CNA Financial Corp 5 .500 06/15/33 20,415
8,000 CNO Financial Group Inc 5 .250 05/30/29 8,036
50,000 Cooperatieve Rabobank UA 5 .750 12/01/43 48,681
5,000 Corebridge Financial Inc 3 .650 04/05/27 4,969
46,000 Corebridge Financial Inc 3 .850 04/05/29 45,029
10,000 Corebridge Financial Inc 6 .050 09/15/33 10,512
50,000 Corebridge Financial Inc 4 .400 04/05/52 39,621
5,000 Deutsche Bank AG/New York NY 5 .297 05/09/31 5,055
81,000 Deutsche Bank AG/New York NY 3 .547 09/18/31 76,412
80,000 Deutsche Bank AG/New York NY 7 .079 02/10/34 86,004
5,000 DOC DR LLC 2 .625 11/01/31 4,451
16,000 Elevance Health Inc 2 .550 03/15/31 14,516
50,000 Elevance Health Inc 4 .550 03/01/48 41,485
40,000 Elevance Health Inc 5 .650 06/15/54 37,866

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Enact Holdings Inc 6 .250% 05/28/29 $ 10,332
13,000 Enstar Group Ltd 3 .100 09/01/31 11,569
61,000 Equitable Holdings Inc 4 .350 04/20/28 60,753
25,000 Essex Portfolio LP 5 .375 04/01/35 25,362
50,000 Everest Reinsurance Holdings Inc 4 .868 06/01/44 42,932
10,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 6,696
13,000 F&G Annuities & Life Inc 7 .400 01/13/28 13,258
50,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 50,281
24,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 23,928
10,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 10,498
10,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 9,886
21,000 Fidelity National Financial Inc 3 .400 06/15/30 19,798
10,000 Fidelity National Financial Inc 3 .200 09/17/51 6,103
20,000 Fifth Third Bancorp 2 .550 05/05/27 19,666
13,000 Fifth Third Bancorp 3 .950 03/14/28 12,902
53,000 Fifth Third Bancorp 4 .055 04/25/28 52,743
60,000 Fifth Third Bancorp 6 .361 10/27/28 61,575
20,000 Fifth Third Bank NA 5 .332 08/25/33 20,084
11,000 First American Financial Corp 2 .400 08/15/31 9,531
30,000 First American Financial Corp 5 .450 09/30/34 29,598
10,000 First Horizon Bank 5 .750 05/01/30 10,204
10,000 First-Citizens Bank & Trust Co 6 .125 03/09/28 10,245
10,000 GATX Corp 3 .850 03/30/27 9,961
6,000 GATX Corp 4 .550 11/07/28 6,000
35,000 GATX Corp 6 .050 03/15/34 36,980
50,000 GATX Corp 4 .500 03/30/45 41,259
10,000 Goldman Sachs BDC Inc 6 .375 03/11/27 10,113
10,000 Goldman Sachs Capital I 6 .345 02/15/34 10,487
100,000 Goldman Sachs Group Inc/The 5 .094 04/20/34 99,764
91,000 Goldman Sachs Group Inc/The 6 .450 05/01/36 97,003
160,000 Goldman Sachs Group Inc/The 4 .939 10/21/36 155,205
275,000 Goldman Sachs Group Inc/The 5 .387 02/02/41 267,674
50,000 Goldman Sachs Group Inc/The 5 .150 05/22/45 45,387
20,000 (b) Goldman Sachs Private Credit Corp 5 .875 01/31/31 19,666
23,000 Golub Capital BDC Inc 2 .050 02/15/27 22,418
20,000 Golub Capital Private Credit Fund 5 .875 05/01/30 19,731
20,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 20,482
40,000 (b) HPS Corporate Lending Fund 5 .650 04/02/31 38,992
10,000 HPS Corporate Lending Fund 5 .950 04/14/32 9,846
90,000 HSBC Holdings PLC 2 .804 05/24/32 81,470
285,000 HSBC Holdings PLC 5 .133 11/06/36 279,512
216,000 HSBC Holdings PLC 6 .800 06/01/38 234,503
60,000 (a) Humana Inc 6 .000 05/01/55 55,949
30,000 Huntington Bancshares Inc/OH 4 .443 08/04/28 29,964
62,000 Huntington Bancshares Inc/OH 2 .550 02/04/30 57,450
14,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 12,077
10,000 Independent Bank Corp 7 .250 04/01/35 10,640
23,000 Jackson Financial Inc 5 .170 06/08/27 23,109
10,000 Jefferies Financial Group Inc 5 .875 07/21/28 10,217
19,000 Jefferies Financial Group Inc 4 .150 01/23/30 18,445
50,000 Jefferies Financial Group Inc 5 .125 04/28/31 49,306
50,000 Jefferies Financial Group Inc 2 .750 10/15/32 42,441
20,000 Jefferies Financial Group Inc 6 .500 01/20/43 19,855
85,000 JPMorgan Chase & Co 8 .750 09/01/30 98,497
115,000 JPMorgan Chase & Co 2 .545 11/08/32 102,338
151,000 JPMorgan Chase & Co 4 .912 07/25/33 151,440
200,000 JPMorgan Chase & Co 5 .148 04/23/37 198,805
63,000 JPMorgan Chase & Co 2 .525 11/19/41 44,157
42,000 Kemper Corp 3 .800 02/23/32 38,293
15,000 KeyBank NA/Cleveland OH 5 .850 11/15/27 15,287
15,000 KeyBank NA/Cleveland OH 4 .900 08/08/32 14,737
5,000 KeyCorp 2 .250 04/06/27 4,911

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 17,000 KeyCorp 2 .550% 10/01/29 $ 15,926
50,000 (a) KeyCorp 5 .121 04/04/31 50,512
21,000 Lazard Group LLC 4 .500 09/19/28 20,924
10,000 Lazard Group LLC 6 .000 03/15/31 10,436
36,000 Lincoln National Corp 5 .852 03/15/34 36,693
10,000 Lincoln National Corp 6 .300 10/09/37 10,436
130,000 Lloyds Banking Group PLC 3 .369 12/14/46 94,386
50,000 LPL Holdings Inc 5 .150 06/15/30 50,341
5,000 Main Street Capital Corp 6 .500 06/04/27 5,057
9,000 Marex Group PLC 6 .404 11/04/29 9,274
50,000 Markel Group Inc 3 .500 11/01/27 49,249
12,000 Markel Group Inc 3 .350 09/17/29 11,501
20,000 Markel Group Inc 6 .000 05/16/54 19,551
100,000 MetLife Inc 6 .350 03/15/55 102,366
5,000 MGIC Investment Corp 5 .250 08/15/28 4,996
135,000 Morgan Stanley 3 .950 04/23/27 134,658
105,000 Morgan Stanley 1 .928 04/28/32 91,314
110,000 Morgan Stanley 5 .831 04/19/35 114,449
1,000 Morgan Stanley 2 .484 09/16/36 866
50,000 Morgan Stanley 5 .073 01/30/37 48,922
160,000 Morgan Stanley 5 .516 11/19/55 152,252
10,000 Morgan Stanley Direct Lending Fund 6 .150 05/17/29 10,132
53,000 Nasdaq Inc 5 .550 02/15/34 54,752
30,000 Nasdaq Inc 3 .250 04/28/50 20,109
11,000 Nasdaq Inc 6 .100 06/28/63 11,143
12,000 NatWest Group PLC 3 .032 11/28/35 10,972
10,000 (a) New Mountain Finance Corp 6 .875 02/01/29 10,007
11,000 NNN REIT Inc 3 .000 04/15/52 6,737
43,000 Nomura Holdings Inc 5 .386 07/06/27 43,398
4,000 Nomura Holdings Inc 2 .710 01/22/29 3,802
12,000 Nomura Holdings Inc 3 .103 01/16/30 11,314
1,000 Nomura Holdings Inc 2 .679 07/16/30 917
100,000 Nomura Holdings Inc 6 .181 01/18/33 105,743
3,000 North Haven Private Income Fund LLC 5 .750 02/01/30 2,931
10,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 9,798
10,000 Oaktree Strategic Credit Fund 6 .190 07/15/30 9,928
10,000 Old Republic International Corp 3 .850 06/11/51 7,076
15,000 ORIX Corp 3 .700 07/18/27 14,875
30,000 PartnerRe Finance B LLC 4 .500 10/01/50 28,571
10,000 Pinnacle Financial Partners Inc 6 .168 11/01/30 10,261
3,000 Primerica Inc 2 .800 11/19/31 2,700
7,000 Prudential Financial Inc 5 .700 09/15/48 6,960
66,000 Prudential Financial Inc 3 .700 10/01/50 60,873
5,000 Radian Group Inc 4 .875 03/15/27 5,002
10,000 Regions Bank/Birmingham AL 6 .450 06/26/37 10,497
34,000 Regions Financial Corp 1 .800 08/12/28 31,982
10,000 Royal Bank of Canada 6 .350 11/24/84 9,672
50,000 Royal Bank of Canada 6 .500 11/24/85 49,288
20,000 Sabra Health Care LP 3 .200 12/01/31 18,081
80,000 Santander Holdings USA Inc 4 .400 07/13/27 79,938
1,000 Santander Holdings USA Inc 2 .490 01/06/28 986
25,000 Santander UK Group Holdings PLC 2 .469 01/11/28 24,642
10,000 Santander UK Group Holdings PLC 3 .823 11/03/28 9,886
50,000 Santander UK Group Holdings PLC 2 .896 03/15/32 45,522
20,000 Sixth Street Lending Partners 6 .125 07/15/30 20,092
50,000 State Street Corp 4 .558 04/23/32 49,759
50,000 State Street Corp 5 .094 04/24/37 49,588
60,000 Stewart Information Services Corp 3 .600 11/15/31 53,427
12,000 Stifel Financial Corp 4 .000 05/15/30 11,674
13,000 Sumisho Air Lease Corp 3 .625 04/01/27 12,849
22,000 Sumisho Air Lease Corp 3 .250 10/01/29 20,880
30,000 Sumisho Air Lease Corp 3 .000 02/01/30 27,991

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 (b) Sumisho Air Lease Corp 5 .500% 03/24/36 $ 19,835
10,000 Synchrony Bank 5 .625 08/23/27 10,087
10,000 Synchrony Financial 3 .950 12/01/27 9,889
40,000 Synchrony Financial 5 .935 08/02/30 40,801
10,000 Tanger Properties LP 2 .750 09/01/31 8,948
50,000 Toronto-Dominion Bank/The 4 .866 04/22/33 49,720
25,000 Toronto-Dominion Bank/The 8 .125 10/31/82 26,004
15,000 Toronto-Dominion Bank/The 6 .350 10/31/85 15,101
50,000 Truist Financial Corp 4 .597 01/27/32 49,504
50,000 Truist Financial Corp 4 .680 04/23/32 49,552
50,000 Truist Financial Corp 5 .281 04/23/37 49,299
50,000 Unum Group 4 .500 12/15/49 39,822
10,000 Ventas Realty LP 5 .000 01/15/35 9,843
30,000 Ventas Realty LP 4 .875 04/15/49 25,858
20,000 Voya Financial Inc 5 .700 07/15/43 19,253
10,000 Voya Financial Inc 4 .700 01/23/48 9,677
15,000 W R Berkley Corp 4 .000 05/12/50 11,317
50,000 W R Berkley Corp 3 .550 03/30/52 34,298
10,000 Webster Financial Corp 4 .100 03/25/29 9,768
80,000 Wells Fargo & Co 4 .300 07/22/27 79,900
50,000 Wells Fargo & Co 5 .950 12/15/36 51,493
110,000 Wells Fargo & Co 4 .960 01/23/37 107,169
200,000 Wells Fargo & Co 4 .650 11/04/44 168,240
10,000 Wells Fargo & Co 4 .400 06/14/46 8,027
175,000 Wells Fargo & Co 5 .433 01/23/47 166,387
15,000 Willis North America Inc 4 .650 06/15/27 15,035
14,000 Willis North America Inc 4 .500 09/15/28 13,981
70,000 Willis North America Inc 5 .050 09/15/48 61,084
13,000 Zions Bancorp NA 6 .816 11/19/35 13,573
TOTAL FINANCIALS 10,674,065
INDUSTRIAL - 9.9%
10,000 Adventist Health System/West 3 .630 03/01/49 6,748
4,000 Albemarle Corp 5 .050 06/01/32 4,010
34,000 Altria Group Inc 5 .800 02/14/39 34,291
10,000 Altria Group Inc 3 .400 02/04/41 7,593
50,000 Altria Group Inc 4 .450 05/06/50 39,229
10,000 American Tower Corp 5 .450 02/15/34 10,199
30,000 American Tower Corp 3 .700 10/15/49 21,679
70,000 Amgen Inc 6 .375 06/01/37 76,231
98,000 Amgen Inc 3 .150 02/21/40 76,146
6,000 Amgen Inc 5 .150 11/15/41 5,686
1,000 Amgen Inc 3 .000 01/15/52 640
11,000 Amgen Inc 4 .200 02/22/52 8,521
100,000 Amgen Inc 2 .770 09/01/53 58,560
10,000 APA Corp 6 .100 02/15/35 10,375
60,000 APA Corp 6 .000 01/15/37 60,933
50,000 APA Corp 5 .350 07/01/49 42,821
4,000 AppLovin Corp 5 .500 12/01/34 3,998
13,000 Aptiv Swiss Holdings Ltd 3 .100 12/01/51 7,799
20,000 ArcelorMittal SA 6 .750 03/01/41 21,689
143,000 AT&T Inc 2 .750 06/01/31 130,541
57,000 AT&T Inc 4 .850 03/01/39 52,970
110,000 AT&T Inc 6 .000 08/15/40 112,274
100,000 AT&T Inc 3 .500 06/01/41 77,143
93,000 AT&T Inc 4 .750 05/15/46 78,017
96,000 AT&T Inc 5 .150 02/15/50 83,404
10,000 AT&T Inc 5 .700 03/01/57 9,362
70,000 AT&T Inc 3 .650 09/15/59 44,758
40,000 AT&T Inc 3 .500 02/01/61 24,569
21,000 Barrick North America Finance LLC 5 .700 05/30/41 21,086
20,000 BAT Capital Corp 4 .390 08/15/37 18,213
20,000 BAT Capital Corp 7 .079 08/02/43 22,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 15,000 BAT Capital Corp 4 .758% 09/06/49 $ 12,467
50,000 BAT Capital Corp 3 .984 09/25/50 36,081
20,000 Baxter International Inc 3 .500 08/15/46 13,237
13,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 13,060
11,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 8,857
20,000 Berry Global Inc 5 .650 01/15/34 20,503
34,000 Biogen Inc 5 .200 09/15/45 30,939
6,000 Boardwalk Pipelines LP 5 .625 08/01/34 6,157
65,000 Boeing Co/The 5 .705 05/01/40 65,630
40,000 Boeing Co/The 3 .500 03/01/45 28,054
70,000 Boeing Co/The 3 .900 05/01/49 51,438
19,000 Boeing Co/The 3 .825 03/01/59 12,787
50,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 50,385
8,000 BorgWarner Inc 4 .375 03/15/45 6,540
20,000 Bunge Ltd Finance Corp 5 .250 04/21/32 20,354
10,000 Campbell's Company/The 3 .125 04/24/50 5,977
10,000 Canadian Natural Resources Ltd 6 .250 03/15/38 10,595
22,000 Canadian Natural Resources Ltd 6 .750 02/01/39 23,992
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,885
10,000 Canadian Pacific Railway Co 3 .000 12/02/41 7,385
14,000 Canadian Pacific Railway Co 4 .700 05/01/48 12,138
30,000 Canadian Pacific Railway Co 4 .200 11/15/69 22,117
20,000 Cardinal Health Inc 4 .500 11/15/44 16,697
6,000 Carrier Global Corp 3 .577 04/05/50 4,308
10,000 Carrier Global Corp 6 .200 03/15/54 10,508
50,000 Celulosa Arauco y Constitucion SA 5 .500 11/02/47 44,287
50,000 Cencora Inc 4 .900 02/13/36 48,783
6,000 Cenovus Energy Inc 2 .650 01/15/32 5,368
5,000 Cenovus Energy Inc 5 .250 06/15/37 4,849
10,000 CF Industries Inc 5 .375 03/15/44 9,390
20,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
2 .800 04/01/31 17,910
5,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 04/01/33 4,647
10,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .384 10/23/35 10,104
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 681
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 92,134
54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .375 05/01/47 43,165
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .125 07/01/49 38,212
21,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .250 04/01/53 16,278
20,000 Cigna Group/The 3 .200 03/15/40 15,555
50,000 Cigna Group/The 6 .125 11/15/41 51,819
33,000 Cigna Group/The 4 .900 12/15/48 28,604
11,000 Conagra Brands Inc 5 .300 11/01/38 10,248
10,000 Constellation Brands Inc 5 .250 11/15/48 9,063
10,000 Continental Resources Inc/OK 4 .900 06/01/44 8,019
10,000 Corning Inc 3 .900 11/15/49 7,501
50,000 Corning Inc 5 .850 11/15/68 48,461
7,000 Coterra Energy Inc 5 .600 03/15/34 7,193
20,000 CRH America Finance Inc 5 .875 01/09/55 19,877
10,000 Crown Castle Inc 4 .750 05/15/47 8,314
50,000 Crown Castle Inc 5 .200 02/15/49 43,882
50,000 CVS Health Corp 5 .000 09/15/32 50,157
28,000 CVS Health Corp 4 .780 03/25/38 25,947
5,000 CVS Health Corp 6 .125 09/15/39 5,142
100,000 CVS Health Corp 5 .050 03/25/48 86,276

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 CVS Health Corp 6 .000% 06/01/63 $ 19,028
9,000 Dell International LLC / EMC Corp 4 .750 10/06/32 8,901
20,000 Dell International LLC / EMC Corp 8 .100 07/15/36 23,806
10,000 Dell International LLC / EMC Corp 8 .350 07/15/46 12,400
19,000 Devon Energy Corp 5 .600 07/15/41 18,518
10,000 Devon Energy Corp 4 .750 05/15/42 8,816
21,000 Diamondback Energy Inc 5 .900 04/18/64 20,258
10,000 Dick's Sporting Goods Inc 4 .100 01/15/52 7,099
7,000 Dollar General Corp 4 .125 04/03/50 5,290
11,000 Dollar Tree Inc 3 .375 12/01/51 7,118
3,000 Dover Corp 5 .375 10/15/35 3,116
12,000 Dow Chemical Co/The 4 .250 10/01/34 10,990
8,000 Dow Chemical Co/The 5 .250 11/15/41 7,167
10,000 Dow Chemical Co/The 5 .550 11/30/48 8,758
10,000 Dow Chemical Co/The 5 .600 02/15/54 8,705
20,000 Dow Chemical Co/The 5 .950 03/15/55 18,295
10,000 DuPont de Nemours Inc 5 .419 11/15/48 9,302
3,000 Eagle Materials Inc 2 .500 07/01/31 2,683
50,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 51,949
70,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 71,149
6,000 Eastman Chemical Co 4 .800 09/01/42 5,268
10,000 Eastman Chemical Co 4 .650 10/15/44 8,387
20,000 eBay Inc 4 .000 07/15/42 16,084
4,000 Embraer Netherlands Finance BV 5 .400 01/09/38 3,889
20,000 Enbridge Inc 6 .700 11/15/53 21,712
20,000 Enbridge Inc 8 .500 01/15/84 22,782
200,000 Energy Transfer LP 5 .600 09/01/34 204,086
22,000 Energy Transfer LP 5 .800 06/15/38 22,395
73,000 Energy Transfer LP 4 .950 01/15/43 63,872
16,000 Energy Transfer LP 5 .150 02/01/43 14,270
22,000 Energy Transfer LP 5 .000 05/15/44 19,165
22,000 Equifax Inc 2 .350 09/15/31 19,328
10,000 Equinix Inc 2 .500 05/15/31 8,965
30,000 (a) FactSet Research Systems Inc 3 .450 03/01/32 27,194
10,000 FedEx Corp 4 .900 01/15/34 9,922
20,000 FedEx Corp 3 .250 05/15/41 15,049
10,000 FedEx Corp 5 .100 01/15/44 9,100
20,000 FedEx Corp 4 .750 11/15/45 17,178
14,000 FedEx Corp 4 .050 02/15/48 10,601
50,000 FedEx Corp 4 .050 02/15/48 37,860
41,000 Fidelity National Information Services Inc 1 .650 03/01/28 38,898
50,000 Fidelity National Information Services Inc 4 .750 05/15/48 41,507
5,000 Fiserv Inc 5 .150 03/15/27 5,027
67,000 Fiserv Inc 2 .250 06/01/27 65,398
96,000 Fiserv Inc 5 .625 08/21/33 97,228
40,000 Fiserv Inc 5 .450 03/15/34 39,736
2,000 Fiserv Inc 5 .250 08/11/35 1,951
10,000 Ford Motor Co 7 .400 11/01/46 10,329
10,000 Ford Motor Co 5 .291 12/08/46 8,043
9,000 Ford Motor Credit Co LLC 6 .054 11/05/31 9,130
11,000 (a) Ford Motor Credit Co LLC 6 .532 03/19/32 11,384
13,000 Ford Motor Credit Co LLC 5 .869 10/31/35 12,667
20,000 Fox Corp 5 .576 01/25/49 18,476
10,000 Freeport-McMoRan Inc 5 .400 11/14/34 10,177
15,000 GE HealthCare Technologies Inc 6 .377 11/22/52 15,748
12,000 General Mills Inc 4 .550 04/17/38 10,857
10,000 General Mills Inc 5 .400 06/15/40 9,718
42,000 General Motors Co 6 .600 04/01/36 44,956
50,000 General Motors Co 6 .250 10/02/43 49,581
10,000 General Motors Financial Co Inc 5 .950 04/04/34 10,350
10,000 Genuine Parts Co 6 .875 11/01/33 10,830
6,000 Global Payments Inc 4 .950 08/15/27 6,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 6,000 Global Payments Inc 4 .450% 06/01/28 $ 5,951
45,000 Global Payments Inc 2 .900 05/15/30 41,234
59,000 Global Payments Inc 2 .900 11/15/31 51,910
32,000 Global Payments Inc 5 .550 11/15/35 30,863
22,000 Global Payments Inc 4 .150 08/15/49 15,689
12,000 GLP Capital LP / GLP Financing II Inc 5 .750 11/01/37 11,747
10,000 Grupo Televisa SAB 6 .125 01/31/46 7,632
4,000 Haleon US Capital LLC 4 .000 03/24/52 3,058
20,000 Halliburton Co 4 .850 11/15/35 19,566
9,000 Halliburton Co 4 .500 11/15/41 7,821
18,000 Halliburton Co 4 .750 08/01/43 15,853
30,000 Hasbro Inc 5 .100 05/15/44 27,276
33,000 HCA Inc 5 .450 04/01/31 33,881
50,000 HCA Inc 5 .300 05/15/36 49,550
30,000 HCA Inc 5 .125 06/15/39 28,371
60,000 HCA Inc 4 .375 03/15/42 50,283
10,000 HCA Inc 3 .500 07/15/51 6,585
20,000 HCA Inc 6 .000 04/01/54 19,284
14,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 14,953
10,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 10,081
20,000 Hexcel Corp 5 .875 02/26/35 20,575
30,000 Intel Corp 4 .000 12/15/32 28,387
25,000 Intel Corp 5 .300 05/15/36 24,895
130,000 Intel Corp 3 .250 11/15/49 83,887
30,000 Intel Corp 5 .700 02/10/53 28,062
25,000 Intel Corp 3 .100 02/15/60 14,094
10,000 International Flavors & Fragrances Inc 4 .375 06/01/47 7,903
50,000 International Paper Co 5 .000 09/15/35 48,796
18,000 International Paper Co 4 .800 06/15/44 15,402
10,000 International Paper Co 5 .150 05/15/46 8,909
7,000 International Paper Co 4 .400 08/15/47 5,569
30,000 J M Smucker Co/The 4 .375 03/15/45 24,552
25,000 (b) JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
5 .625 03/10/37 24,954
70,000 JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
6 .500 12/01/52 70,204
25,000 (b) JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
6 .400 05/10/57 24,598
12,000 Johnson Controls International plc 4 .950 07/02/64 10,095
20,000 Keurig Dr Pepper Inc 4 .420 12/15/46 15,733
13,000 Keurig Dr Pepper Inc 4 .500 04/15/52 10,198
20,000 Kinder Morgan Energy Partners LP 7 .500 11/15/40 23,237
41,000 Kinder Morgan Energy Partners LP 6 .375 03/01/41 43,272
30,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 28,023
11,000 Kinder Morgan Inc 3 .600 02/15/51 7,618
10,000 Koninklijke Philips NV 6 .875 03/11/38 11,036
50,000 Kraft Heinz Foods Co 5 .000 06/04/42 44,198
24,000 Kraft Heinz Foods Co 5 .500 06/01/50 21,494
10,000 Kroger Co/The 4 .450 02/01/47 8,178
74,000 Kroger Co/The 5 .400 01/15/49 69,100
50,000 Kyndryl Holdings Inc 4 .100 10/15/41 35,905
9,000 L3Harris Technologies Inc 5 .250 06/01/31 9,220
10,000 L3Harris Technologies Inc 5 .054 04/27/45 9,233
10,000 Laboratory Corp of America Holdings 4 .550 04/01/32 9,896
12,000 Leggett & Platt Inc 3 .500 11/15/51 7,413
100,000 Lowe's Cos Inc 5 .000 04/15/40 94,072
9,000 Lowe's Cos Inc 4 .050 05/03/47 6,950
41,000 Lowe's Cos Inc 4 .250 04/01/52 31,602
29,000 LYB International Finance BV 5 .250 07/15/43 25,257
15,000 LYB International Finance III LLC 5 .625 05/15/33 15,260
10,000 LYB International Finance III LLC 3 .800 10/01/60 6,252
11,000 Marathon Petroleum Corp 6 .500 03/01/41 11,785

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Marathon Petroleum Corp 5 .850% 12/15/45 $ 9,539
40,000 Marriott International Inc/MD 3 .500 10/15/32 36,869
21,000 Martin Marietta Materials Inc 3 .200 07/15/51 13,658
20,000 Masco Corp 4 .500 05/15/47 16,376
55,000 McDonald's Corp 4 .700 12/09/35 53,859
39,000 McDonald's Corp 3 .625 09/01/49 28,045
18,000 Molson Coors Beverage Co 4 .200 07/15/46 14,128
20,000 Mondelez International Inc 1 .875 10/15/32 17,017
30,000 Montefiore Obligated Group 5 .246 11/01/48 24,519
7,000 Moody's Corp 3 .250 01/15/28 6,881
35,000 (a) Moody's Corp 2 .000 08/19/31 30,886
30,000 Moody's Corp 5 .000 08/05/34 30,034
25,000 Moody's Corp 2 .550 08/18/60 12,506
5,000 Moody's Corp 3 .100 11/29/61 2,949
10,000 Mosaic Co/The 5 .625 11/15/43 9,370
32,000 MPLX LP 4 .500 04/15/38 28,885
40,000 MPLX LP 5 .200 03/01/47 35,276
20,000 MPLX LP 5 .200 12/01/47 17,695
20,000 MSCI Inc 5 .150 03/15/36 19,375
20,000 Mylan Inc 5 .200 04/15/48 15,962
50,000 National Fuel Gas Co 5 .950 03/15/35 51,944
11,000 Norfolk Southern Corp 4 .800 08/15/43 9,772
30,000 Norfolk Southern Corp 4 .450 06/15/45 25,482
28,000 Norfolk Southern Corp 3 .700 03/15/53 19,965
15,000 Norfolk Southern Corp 5 .100 08/01/18 12,809
5,000 Norfolk Southern Corp 4 .100 05/15/21 3,396
30,000 Northrop Grumman Corp 5 .250 05/01/50 27,906
30,000 Northrop Grumman Corp 5 .200 06/01/54 27,518
100,000 NOV Inc 3 .950 12/01/42 78,676
12,000 Nutrien Ltd 5 .625 12/01/40 11,824
10,000 Nutrien Ltd 6 .125 01/15/41 10,460
10,000 Nutrien Ltd 3 .950 05/13/50 7,452
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .250 11/30/51 13,630
20,000 Occidental Petroleum Corp 5 .375 01/01/32 20,420
30,000 Occidental Petroleum Corp 6 .200 03/15/40 31,005
10,000 Occidental Petroleum Corp 4 .400 04/15/46 7,953
10,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 8,542
9,000 Omnicom Group Inc 5 .375 06/15/33 8,989
30,000 ONEOK Inc 6 .400 05/01/37 31,273
13,000 ONEOK Inc 5 .150 10/15/43 11,518
50,000 ONEOK Inc 7 .150 01/15/51 54,389
10,000 ONEOK Inc 6 .250 10/15/55 9,827
19,000 ONEOK Partners LP 6 .125 02/01/41 19,457
80,000 Oracle Corp 4 .900 02/06/33 75,952
54,000 Oracle Corp 3 .800 11/15/37 42,700
96,000 Oracle Corp 3 .650 03/25/41 68,106
170,000 Oracle Corp 4 .500 07/08/44 125,351
52,000 Oracle Corp 4 .125 05/15/45 35,632
80,000 Oracle Corp 5 .875 09/26/45 68,903
25,000 Oracle Corp 3 .600 04/01/50 14,968
10,000 Oracle Corp 3 .950 03/25/51 6,286
50,000 Oracle Corp 5 .950 09/26/55 41,881
115,000 Oracle Corp 3 .850 04/01/60 66,635
14,000 Orange SA 5 .375 01/13/42 13,502
20,000 Ovintiv Inc 7 .100 07/15/53 21,785
10,000 Owens Corning 7 .000 12/01/36 11,211
4,000 Owens Corning 4 .300 07/15/47 3,202
3,000 Packaging Corp of America 3 .050 10/01/51 1,892
5,000 Phillips 66 5 .875 05/01/42 5,024
26,000 Phillips 66 3 .300 03/15/52 16,865
40,000 Phillips 66 Co 6 .200 03/15/56 40,131
30,000 Plains All American Pipeline LP / PAA Finance Corp 4 .300 01/31/43 24,483

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Quest Diagnostics Inc 4 .700% 03/30/45 $ 8,841
45,000 Regal Rexnord Corp 6 .400 04/15/33 47,850
100,000 Rogers Communications Inc 7 .500 08/15/38 113,878
50,000 Royalty Pharma PLC 3 .550 09/02/50 34,216
4,000 RPM International Inc 4 .250 01/15/48 3,147
10,000 RTX Corp 1 .900 09/01/31 8,734
60,000 RTX Corp 4 .450 11/16/38 55,398
10,000 RTX Corp 4 .625 11/16/48 8,514
40,000 RTX Corp 6 .400 03/15/54 43,098
15,000 S&P Global Inc 2 .300 08/15/60 7,280
30,000 Sekisui House US Inc 6 .000 01/15/43 27,659
33,000 Sekisui House US Inc 3 .966 08/06/61 21,465
10,000 Sherwin-Williams Co/The 4 .000 12/15/42 7,995
10,000 Sherwin-Williams Co/The 3 .300 05/15/50 6,687
20,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 19,320
20,000 Solventum Corp 5 .900 04/30/54 19,400
10,000 Sonoco Products Co 5 .750 11/01/40 9,974
10,000 Southern Copper Corp 7 .500 07/27/35 11,673
20,000 Southern Copper Corp 6 .750 04/16/40 22,264
7,000 Southern Copper Corp 5 .250 11/08/42 6,658
30,000 Spectra Energy Partners LP 4 .500 03/15/45 25,290
10,000 Stanley Black & Decker Inc 4 .850 11/15/48 8,399
31,000 Starbucks Corp 3 .350 03/12/50 20,975
16,000 Stryker Corp 4 .100 04/01/43 13,205
24,000 Suncor Energy Inc 4 .000 11/15/47 18,110
50,000 Synopsys Inc 5 .150 04/01/35 50,005
50,000 Sysco Corp 6 .600 04/01/40 53,534
15,000 Sysco Corp 3 .150 12/14/51 9,337
60,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 39,210
5,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 3,146
10,000 Take-Two Interactive Software Inc 4 .000 04/14/32 9,537
10,000 Take-Two Interactive Software Inc 5 .600 06/12/34 10,221
10,000 Targa Resources Corp 5 .550 08/15/35 10,129
30,000 Targa Resources Corp 6 .500 02/15/53 31,055
14,000 Telefonica Emisiones SA 4 .665 03/06/38 12,682
30,000 Telefonica Emisiones SA 5 .213 03/08/47 26,325
38,000 Time Warner Cable LLC 5 .500 09/01/41 32,769
50,000 Timken Co/The 4 .125 04/01/32 47,495
10,000 T-Mobile USA Inc 2 .250 11/15/31 8,786
150,000 T-Mobile USA Inc 4 .375 04/15/40 131,171
50,000 T-Mobile USA Inc 3 .400 10/15/52 32,588
50,000 T-Mobile USA Inc 5 .850 02/15/56 48,062
19,000 TransCanada PipeLines Ltd 5 .100 03/15/49 17,580
30,000 Transcanada Trust 5 .600 03/07/82 29,634
50,000 Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 49,611
36,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 26,987
4,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 3,577
10,000 Tyson Foods Inc 4 .550 06/02/47 8,443
11,000 Tyson Foods Inc 5 .100 09/28/48 9,979
20,000 Uber Technologies Inc 5 .350 09/15/54 18,470
60,000 Vale Canada Ltd 7 .200 09/15/32 65,940
20,000 Vale Overseas Ltd 6 .125 06/12/33 21,093
10,000 Valero Energy Corp 2 .800 12/01/31 9,032
10,000 Valero Energy Corp 7 .500 04/15/32 11,349
10,000 Valero Energy Corp 6 .625 06/15/37 10,970
23,000 Valero Energy Corp 3 .650 12/01/51 15,775
50,000 VeriSign Inc 5 .250 06/01/32 50,695
100,000 Verisk Analytics Inc 5 .250 03/15/35 99,135
20,000 Verizon Communications Inc 2 .355 03/15/32 17,487
50,000 Verizon Communications Inc 4 .272 01/15/36 46,122
217,000 Verizon Communications Inc 2 .650 11/20/40 152,123

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 102,000 Verizon Communications Inc 3 .400% 03/22/41 $ 78,266
7,000 Verizon Communications Inc 2 .850 09/03/41 4,918
80,000 Verizon Communications Inc 4 .862 08/21/46 69,471
16,000 Verizon Communications Inc 4 .000 03/22/50 12,026
26,000 Verizon Communications Inc 3 .875 03/01/52 18,972
50,000 Verizon Communications Inc 5 .875 11/30/55 48,321
5,000 Verizon Communications Inc 3 .000 11/20/60 2,840
86,000 Viatris Inc 3 .850 06/22/40 66,057
15,000 VICI Properties LP 5 .125 05/15/32 14,871
10,000 VICI Properties LP 5 .625 05/15/52 9,089
70,000 Vodafone Group PLC 4 .875 06/19/49 59,766
20,000 Vulcan Materials Co 4 .700 03/01/48 17,083
20,000 Western Midstream Operating LP 5 .250 02/01/50 16,945
20,000 (a) Western Union Co/The 2 .750 03/15/31 18,066
23,000 Westlake Corp 3 .125 08/15/51 14,014
10,000 Westlake Corp 3 .375 08/15/61 5,926
10,000 Williams Cos Inc/The 5 .800 11/15/43 9,801
20,000 Woodside Finance Ltd 5 .100 09/12/34 19,714
10,000 Yamana Gold Inc 2 .630 08/15/31 8,887
6,000 Zimmer Biomet Holdings Inc 5 .750 11/30/39 6,045
10,000 Zoetis Inc 5 .600 11/16/32 10,458
21,000 Zoetis Inc 4 .700 02/01/43 18,723
TOTAL INDUSTRIAL 9,212,287
UTILITY - 11.2%
50,000 AEP Texas Inc 5 .700 05/15/34 51,628
65,000 AEP Texas Inc 3 .800 10/01/47 47,337
100,000 AEP Texas Inc 5 .250 05/15/52 89,203
30,000 Ameren Corp 5 .375 03/15/35 30,401
300,000 Appalachian Power Co 2 .700 04/01/31 273,293
200,000 Appalachian Power Co 7 .000 04/01/38 222,859
18,000 Arizona Public Service Co 5 .550 08/01/33 18,503
187,000 Arizona Public Service Co 5 .700 08/15/34 193,344
30,000 Arizona Public Service Co 5 .050 09/01/41 27,988
20,000 Arizona Public Service Co 4 .200 08/15/48 15,640
20,000 Arizona Public Service Co 4 .250 03/01/49 15,614
50,000 Arizona Public Service Co 2 .650 09/15/50 29,520
50,000 Arizona Public Service Co 5 .900 08/15/55 49,159
10,000 Atmos Energy Corp 2 .850 02/15/52 6,140
200,000 Baltimore Gas and Electric Co 3 .500 08/15/46 144,566
75,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 80,382
10,000 Black Hills Corp 4 .550 01/31/31 9,903
10,000 Black Hills Corp 4 .200 09/15/46 7,826
61,000 Black Hills Corp 3 .875 10/15/49 44,207
80,000 (a) CenterPoint Energy Inc 6 .850 02/15/55 84,485
18,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 15,240
10,000 CMS Energy Corp 4 .700 03/31/43 8,427
11,000 CMS Energy Corp 4 .875 03/01/44 9,615
35,000 CMS Energy Corp 6 .500 06/01/55 35,860
29,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 16,922
50,000 Constellation Energy Generation LLC 5 .800 03/01/33 52,428
50,000 Constellation Energy Generation LLC 6 .125 01/15/34 53,480
210,000 Constellation Energy Generation LLC 6 .500 10/01/53 223,076
70,000 Dayton Power & Light Co/The 3 .950 06/15/49 52,439
20,000 Dominion Energy Inc 2 .250 08/15/31 17,703
200,000 Dominion Energy Inc 7 .000 06/15/38 221,607
7,000 Dominion Energy Inc 4 .900 08/01/41 6,306
143,000 Dominion Energy Inc 4 .850 08/15/52 120,218
150,000 Dominion Energy Inc 7 .000 06/01/54 159,943
100,000 Dominion Energy Inc 6 .625 05/15/55 102,275
50,000 DTE Electric Co 4 .850 03/01/36 48,887
25,000 DTE Energy Co 5 .850 06/01/34 26,201
100,000 Duke Energy Carolinas LLC 5 .300 02/15/40 99,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 75,000 Duke Energy Corp 4 .500% 08/15/32 $ 73,938
135,000 Duke Energy Corp 4 .950 09/15/35 132,082
287,000 Duke Energy Corp 3 .950 08/15/47 214,280
1,000 Duke Energy Corp 5 .000 08/15/52 855
75,000 Duke Energy Corp 6 .450 09/01/54 78,356
50,000 Duke Energy Indiana LLC 4 .950 03/15/36 49,133
150,000 Duke Energy Ohio Inc 5 .550 03/15/54 142,841
27,000 El Paso Electric Co 5 .000 12/01/44 23,245
25,000 Emera US Finance LP 2 .639 06/15/31 22,265
32,000 Emera US Finance LP 4 .750 06/15/46 26,551
1,000 Entergy Corp 3 .750 06/15/50 709
50,000 Entergy Mississippi LLC 5 .050 04/15/36 49,174
50,000 Essential Utilities Inc 5 .125 03/15/36 49,250
10,000 Essential Utilities Inc 4 .276 05/01/49 7,893
21,000 Essential Utilities Inc 3 .351 04/15/50 14,009
250,000 Eversource Energy 5 .850 04/15/31 260,741
15,000 Eversource Energy 3 .375 03/01/32 13,794
67,000 Eversource Energy 3 .450 01/15/50 46,050
50,000 Eversource Energy 6 .350 08/15/56 49,978
30,000 Exelon Corp 3 .350 03/15/32 27,720
100,000 Exelon Corp 5 .450 03/15/34 102,469
3,000 Exelon Corp 4 .950 06/15/35 2,921
100,000 Exelon Corp 4 .950 03/15/36 96,952
21,000 Exelon Corp 5 .100 06/15/45 18,984
7,000 Exelon Corp 4 .450 04/15/46 5,750
1,000 Exelon Corp 4 .700 04/15/50 832
30,000 FirstEnergy Corp 4 .850 07/15/47 25,784
50,000 FirstEnergy Transmission LLC 5 .000 01/15/35 49,335
200,000 Georgia Power Co 5 .125 05/15/52 182,627
18,000 Iberdrola International BV 6 .750 07/15/36 20,227
125,000 Interstate Power and Light Co 5 .600 06/29/35 128,346
34,000 Interstate Power and Light Co 3 .100 11/30/51 21,508
1,000 ITC Holdings Corp 5 .300 07/01/43 916
62,000 MidAmerican Energy Co 4 .250 07/15/49 49,738
15,000 MidAmerican Energy Co 5 .850 09/15/54 14,998
100,000 National Grid PLC 5 .418 01/11/34 101,974
12,000 National Grid USA 5 .803 04/01/35 12,399
50,000 (c) National Rural Utilities Cooperative Finance Corp 4 .400 05/11/29 50,032
20,000 NextEra Energy Capital Holdings Inc 2 .440 01/15/32 17,670
100,000 NextEra Energy Capital Holdings Inc 5 .300 03/15/32 102,589
139,000 NextEra Energy Capital Holdings Inc 5 .000 07/15/32 140,406
36,000 NextEra Energy Capital Holdings Inc 3 .000 01/15/52 22,184
150,000 NextEra Energy Capital Holdings Inc 5 .550 03/15/54 140,834
100,000 NextEra Energy Capital Holdings Inc 6 .500 08/15/55 103,979
80,000 NiSource Inc 5 .350 07/15/35 80,732
58,000 NiSource Inc 5 .950 06/15/41 59,185
21,000 NiSource Inc 5 .650 02/01/45 20,310
200,000 NiSource Inc 4 .375 05/15/47 162,759
7,000 NiSource Inc 3 .950 03/30/48 5,284
19,000 NiSource Inc 5 .000 06/15/52 16,424
250,000 NiSource Inc 5 .850 04/01/55 243,119
50,000 Northern States Power Co/MN 4 .850 05/15/36 49,202
4,000 Oglethorpe Power Corp 5 .950 11/01/39 4,138
60,000 Oglethorpe Power Corp 5 .375 11/01/40 58,116
14,000 Oglethorpe Power Corp 4 .250 04/01/46 10,857
13,000 Oglethorpe Power Corp 5 .050 10/01/48 11,391
104,000 Oglethorpe Power Corp 3 .750 08/01/50 73,777
7,000 Oglethorpe Power Corp 5 .250 09/01/50 6,288
325,000 Ohio Power Co 4 .150 04/01/48 251,165
40,000 Pacific Gas and Electric Co 5 .900 06/15/32 41,555
100,000 Pacific Gas and Electric Co 6 .400 06/15/33 106,393
110,000 Pacific Gas and Electric Co 6 .950 03/15/34 120,577

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 210,000 Pacific Gas and Electric Co 4 .500% 07/01/40 $ 180,596
59,000 Pacific Gas and Electric Co 4 .200 06/01/41 48,167
6,000 Pacific Gas and Electric Co 4 .450 04/15/42 4,935
158,000 Pacific Gas and Electric Co 3 .750 08/15/42 118,095
7,000 Pacific Gas and Electric Co 4 .300 03/15/45 5,478
300,000 Pacific Gas and Electric Co 4 .250 03/15/46 230,704
7,000 Pacific Gas and Electric Co 4 .000 12/01/46 5,154
7,000 Pacific Gas and Electric Co 3 .950 12/01/47 5,118
106,000 Pacific Gas and Electric Co 4 .950 07/01/50 88,038
54,000 Pacific Gas and Electric Co 5 .250 03/01/52 46,257
350,000 Pacific Gas and Electric Co 5 .900 10/01/54 328,031
200,000 PacifiCorp 4 .250 03/15/29 198,120
75,000 PacifiCorp 5 .300 02/15/31 76,367
20,000 PacifiCorp 6 .100 08/01/36 20,847
36,000 PacifiCorp 5 .750 04/01/37 36,416
267,000 PacifiCorp 4 .125 01/15/49 201,350
100,000 Piedmont Natural Gas Co Inc 4 .100 09/18/34 93,203
145,000 Piedmont Natural Gas Co Inc 3 .640 11/01/46 105,507
11,000 Piedmont Natural Gas Co Inc 3 .350 06/01/50 7,397
100,000 Potomac Electric Power Co 5 .500 03/15/54 94,675
25,000 PPL Capital Funding Inc 5 .250 09/01/34 25,241
80,000 Public Service Co of Colorado 6 .250 09/01/37 86,086
100,000 Public Service Co of Colorado 4 .500 06/01/52 81,135
25,000 Public Service Electric and Gas Co 5 .375 11/01/39 24,942
20,000 Public Service Electric and Gas Co 3 .650 09/01/42 15,776
50,000 Public Service Enterprise Group Inc 5 .400 03/15/35 50,505
35,000 Puget Energy Inc 5 .725 03/15/35 35,208
50,000 San Diego Gas & Electric Co 5 .200 03/15/36 49,872
38,000 Sempra 3 .800 02/01/38 32,134
34,000 Sempra 4 .000 02/01/48 25,333
125,000 Sempra 6 .550 04/01/55 126,284
16,000 Sempra 6 .375 04/01/56 16,183
50,000 Southern California Edison Co 4 .800 03/15/33 48,940
100,000 Southern Co Gas Capital Corp 4 .950 09/15/34 98,609
50,000 Southern Co Gas Capital Corp 6 .000 10/01/34 52,676
101,000 Southern Co Gas Capital Corp 4 .400 05/30/47 82,229
80,000 Southern Co/The 5 .700 03/15/34 82,866
50,000 Southern Co/The 6 .375 03/15/55 51,502
130,000 Southern Power Co 5 .150 09/15/41 122,711
51,000 Southern Power Co 4 .950 12/15/46 44,543
45,000 Southwest Gas Corp 4 .150 06/01/49 34,399
100,000 Southwestern Electric Power Co 5 .200 04/01/36 98,655
1,000 Southwestern Electric Power Co 3 .900 04/01/45 754
109,000 Southwestern Electric Power Co 3 .250 11/01/51 69,953
21,000 Southwestern Public Service Co 6 .000 10/01/36 21,545
18,000 Spire Inc 4 .700 08/15/44 15,237
100,000 System Energy Resources Inc 5 .300 12/15/34 99,785
33,000 Union Electric Co 2 .625 03/15/51 19,353
19,000 WEC Energy Group Inc 5 .625 05/15/56 18,883
25,000 Wisconsin Power and Light Co 1 .950 09/16/31 21,800
100,000 Wisconsin Power and Light Co 5 .375 03/30/34 101,979
50,000 Wisconsin Power and Light Co 3 .650 04/01/50 35,516
10,000 Xcel Energy Inc 2 .350 11/15/31 8,797
125,000 Xcel Energy Inc 5 .600 04/15/35 127,304
7,000 Xcel Energy Inc 4 .800 09/15/41 6,204
TOTAL UTILITY 10,456,777
TOTAL CORPORATE DEBT
(Cost $31,245,280) 30,343,129

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 9.3%
GOVERNMENT AGENCY - 0.7%
$ 26,000 CI Financial Corp 3 .200% 12/17/30 $ 23,300
10,000 CoBank ACB 7 .250 07/01/74 10,089
100,000 CoBank ACB 7 .125 01/01/75 102,294
70,000 Export-Import Bank of Korea 2 .500 06/29/41 51,254
15,000 Federal Farm Credit Banks Funding Corp 2 .100 02/25/36 11,990
25,000 Federal Home Loan Banks 3 .625 09/04/26 24,991
50,000 (a) Federal Home Loan Banks 3 .875 06/04/27 50,025
1,000 Federal National Mortgage Association 1 .875 09/24/26 993
15,000 Federal National Mortgage Association 5 .625 07/15/37 16,284
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 49,398
20,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 20,467
70,000 Tennessee Valley Authority 4 .650 06/15/35 70,992
9,000 Tennessee Valley Authority 5 .250 09/15/39 9,349
129,000 Tennessee Valley Authority 3 .500 12/15/42 105,790
5,000 Tennessee Valley Authority 4 .250 09/15/52 4,172
50,000 Tennessee Valley Authority 5 .250 02/01/55 48,660
70,000 Tennessee Valley Authority 4 .250 09/15/65 56,772
TOTAL GOVERNMENT AGENCY 656,820
MUNICIPAL BONDS - 2.9%
100,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Build America Federally Taxable Bond
Series 2009F-2
6 .263 04/01/49 103,520
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3 .126 04/01/55 11,909
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3 .852 08/15/46 48,635
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .719 11/01/52 27,211
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .939 11/01/52 6,705
50,000 California State, General Obligation Bonds, Build America
Federally Taxable Bonds, Series 2009
7 .300 10/01/39 57,251
100,000 California State, General Obligation Bonds, Build America
Federally Taxable Series 2009
7 .550 04/01/39 118,384
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .600 04/01/38 70,862
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7 .625 03/01/40 59,294
35,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 34,740
15,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 15,157
60,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5 .720 12/01/38 61,348
27,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6 .899 12/01/40 30,264
24,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010B
6 .200 12/01/40 25,314
17,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4 .572 01/01/54 14,605
50,000 City of Chicago IL, Illinois 5 .879 01/01/31 50,229
105,000 City of New York NY 5 .796 02/01/52 105,089
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2 .991 06/01/42 15,238
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3 .864 06/01/38 5,505
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 10,581
75,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Build America Bonds, Series 2009B
5 .999 12/01/44 76,843

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2 .613% 12/01/48 $ 26,830
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .087 11/01/51 16,314
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .507 11/01/51 17,194
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2 .843 11/01/46 28,725
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2 .202 03/15/34 854
50,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Build
America Taxable Bond Series 2010B
5 .874 06/01/40 52,002
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5 .526 07/01/34 20,919
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3 .236 10/01/52 27,630
1,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5 .100 06/01/33 887
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2 .774 05/01/51 13,865
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6 .750 08/01/49 33,060
75,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Build America Taxable Bonds, Series 2010C
7 .336 11/15/39 86,906
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3 .384 12/01/40 9,177
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3 .086 09/15/51 14,079
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 38,116
50,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7 .414 01/01/40 58,597
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 51,475
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5 .440 06/15/43 960
50,000 New York City, New York, General Obligation Bonds, Federally
Taxable Build America Bonds, Series 2010-F1
6 .271 12/01/37 52,782
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4 .610 09/01/37 48,083
75,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series H
6 .385 02/01/55 77,588
155,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2026 Series H-1
5 .650 02/01/46 154,335
75,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2009A
6 .105 12/01/39 79,674
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3 .175 07/15/60 63,526
59,000 Province of British Columbia Canada 1 .300 01/29/31 51,737
50,000 Province of British Columbia Canada 4 .050 04/23/31 49,554
35,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable
Build America Bond Series 2010H
5 .665 05/01/40 35,530
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3 .238 01/01/42 60,984
50,000 State of California 4 .050 04/01/31 49,830
50,000 State of California 5 .000 04/01/36 50,900
200,000 State of Hawaii 4 .212 04/01/31 200,372
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 52,564

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2 .856% 07/01/47 $ 23,127
100,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Taxable Build America Bond Series 2010H
6 .548 05/15/48 104,694
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3 .504 04/01/52 21,580
50,000 University of Michigan, General Revenue Bonds, Series 2022A 4 .454 04/01/22 38,478
TOTAL MUNICIPAL BONDS 2,661,612
SOVEREIGN DEBT - 5.7%
335,000 Chile Government International Bond 4 .340 03/07/42 295,370
1,000 Chile Government International Bond 3 .625 10/30/42 804
102,000 Chile Government International Bond 3 .500 01/25/50 73,450
13,000 Chile Government International Bond 4 .000 01/31/52 10,192
83,000 (a) Chile Government International Bond 3 .250 09/21/71 51,385
55,000 Hungary Government International Bond 7 .625 03/29/41 64,508
19,000 Indonesia Government International Bond 4 .950 02/21/36 18,604
26,000 Indonesia Government International Bond 4 .350 01/11/48 21,350
1,000 Indonesia Government International Bond 5 .350 02/11/49 960
50,000 Indonesia Government International Bond 3 .700 10/30/49 36,546
25,000 Indonesia Government International Bond 3 .500 02/14/50 17,627
243,000 Indonesia Government International Bond 4 .300 03/31/52 193,875
65,000 Indonesia Government International Bond 3 .200 09/23/61 39,981
10,000 Indonesia Government International Bond 4 .450 04/15/70 7,801
243,000 Indonesia Government International Bond 3 .350 03/12/71 150,070
70,000 Inter-American Development Bank 3 .750 06/14/30 69,328
20,000 Inter-American Development Bank 4 .375 01/24/44 18,453
128,000 Israel Government International Bond 4 .500 01/30/43 108,909
250,000 Israel Government International Bond 4 .125 01/17/48 190,566
50,000 Israel Government International Bond 4 .500 04/03/20 35,692
20,000 Korea International Bond 4 .125 06/10/44 17,897
11,000 Korea International Bond 3 .875 09/20/48 9,181
300,000 Mexico Government International Bond 6 .000 05/07/36 300,825
200,000 Mexico Government International Bond 6 .875 05/13/37 210,890
110,000 Mexico Government International Bond 6 .125 02/09/38 108,499
204,000 Mexico Government International Bond 4 .280 08/14/41 160,844
550,000 Mexico Government International Bond 4 .750 03/08/44 446,050
20,000 Mexico Government International Bond 5 .550 01/21/45 18,133
200,000 Mexico Government International Bond 4 .400 02/12/52 143,500
100,000 Mexico Government International Bond 6 .338 05/04/53 94,150
300,000 Mexico Government International Bond 7 .375 05/13/55 318,450
18,000 Mexico Government International Bond 3 .771 05/24/61 10,863
50,000 Mexico Government International Bond 5 .750 10/12/10 41,150
60,000 Panama Government International Bond 6 .875 01/31/36 65,970
48,000 Panama Government International Bond 4 .500 05/15/47 39,581
100,000 Panama Government International Bond 4 .300 04/29/53 77,000
200,000 Panama Government International Bond 7 .875 03/01/57 240,640
80,000 Panama Government International Bond 3 .870 07/23/60 55,120
5,000 Panama Government International Bond 4 .500 01/19/63 3,830
93,000 Peruvian Government International Bond 3 .300 03/11/41 71,331
17,000 Peruvian Government International Bond 3 .550 03/10/51 11,741
220,000 Peruvian Government International Bond 6 .200 06/30/55 222,849
55,000 Peruvian Government International Bond 2 .780 12/01/60 29,557
46,000 Peruvian Government International Bond 3 .600 01/15/72 28,711
61,000 Peruvian Government International Bond 3 .230 07/28/21 33,172
20,000 Philippine Government International Bond 6 .375 10/23/34 21,755
60,000 Philippine Government International Bond 5 .000 01/13/37 58,704
19,000 Philippine Government International Bond 3 .700 03/01/41 15,408
200,000 Philippine Government International Bond 3 .700 02/02/42 160,548
10,000 Philippine Government International Bond 2 .950 05/05/45 6,751
400,000 Philippine Government International Bond 3 .200 07/06/46 277,086
60,000 Republic of Italy Government International Bond 4 .000 10/17/49 45,243
34,000 Republic of Italy Government International Bond 3 .875 05/06/51 24,657
110,000 Republic of Poland Government International Bond 5 .125 09/18/34 110,608

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 53,000 Republic of Poland Government International Bond 5 .500% 04/04/53 $ 49,475
28,000 Republic of Poland Government International Bond 5 .500 03/18/54 26,032
30,000 Republic of Poland Government International Bond 6 .125 04/14/56 30,081
200,000 Uruguay Government International Bond 5 .442 02/14/37 206,170
67,000 Uruguay Government International Bond 5 .100 06/18/50 62,173
90,000 Uruguay Government International Bond 4 .975 04/20/55 80,757
TOTAL SOVEREIGN DEBT 5,340,853
TOTAL GOVERNMENT RELATED
(Cost $9,254,578) 8,659,285
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 25.8%
100,000 (b) Affirm Master Trust 4 .370 02/15/34 99,571
44,229 Ally Auto Receivables Trust 2025-1 4 .030 07/17/28 44,239
50,000 (b) American Credit Acceptance Receivables Trust 2025-3 4 .750 09/12/29 50,109
100,000 American Express Credit Account Master Trust 4 .300 07/15/30 100,382
50,000 (b) AmeriCredit Automobile Receivables Trust 2026-1 4 .150 11/18/32 49,848
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 4 .170 02/20/30 99,114
15,000 BA Credit Card Trust 4 .310 05/15/30 15,057
150,000 (d) BANK 2018-BNK13 4 .217 08/15/61 148,949
150,000 BANK 2024-BNK47 6 .457 06/15/57 157,803
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 52,186
100,000 BANK 2025-BNK51 5 .290 12/25/67 101,824
50,000 Bank5 5 .452 07/15/58 51,336
50,000 (d) BANK5 2023-5YR3 6 .724 09/15/56 52,098
43,281 BANK5 2023-5YR4 6 .500 12/15/56 44,883
50,000 (b) Barings Equipment Finance LLC 2025-A 4 .820 08/13/32 50,605
100,000 BBCMS Mortgage Trust 2022-C17 4 .174 09/15/55 95,908
50,000 BBCMS Mortgage Trust 2025-5C34 5 .659 05/15/58 51,740
50,000 BBCMS Mortgage Trust 2025-5C36 5 .033 08/15/58 50,632
130,000 (d) Benchmark 2018-B1 Mortgage Trust 3 .666 01/15/51 128,265
100,000 (d) Benchmark 2018-B7 Mortgage Trust 4 .510 05/15/53 99,655
100,000 Benchmark 2019-B11 Mortgage Trust 3 .542 05/15/52 96,699
150,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 106,925
100,000 (d) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 104,145
100,000 Benchmark 2025-V15 Mortgage Trust 5 .805 06/15/58 103,948
50,000 Benchmark 2025-V18 Mortgage Trust 4 .704 10/15/58 50,071
50,000 Benchmark 2026-B42 Mortgage Trust 5 .100 03/15/59 50,211
100,000 Benchmark 2026-V21 Mortgage Trust 5 .127 03/15/59 101,604
45,000 BMO 2023-5C2 Mortgage Trust 6 .673 11/15/56 46,752
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 51,462
50,000 BMO 2025-C11 Mortgage Trust 5 .687 02/15/58 52,203
100,000 BMO Mortgage Trust 5 .180 10/15/58 101,601
50,000 (b) BofA Auto Trust 2025-1 4 .350 11/20/29 50,136
50,000 Bridgecrest Lending Auto Securitization Trust 2026-1 4 .040 12/17/29 49,918
100,000 Capital One Multi-Asset Execution Trust 4 .650 10/15/37 98,906
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,153
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,401
50,000 Carmax Auto Owner Trust 2025-2 4 .480 03/15/30 50,246
50,000 CarMax Auto Owner Trust 2026-2 4 .220 06/16/31 50,041
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,877
50,000 Carvana Auto Receivables Trust 2026-P1 4 .100 06/11/29 49,972
100,000 (b) CCG Receivables Trust 4 .140 08/15/34 100,026
50,000 Centerpoint Energy Restoration Bond Co III LLC 4 .480 06/15/35 48,977
38,882 (b) Chase Auto Owner Trust 2024-3 5 .220 07/25/29 39,223
100,000 Chase Issuance Trust 4 .160 07/15/30 100,139
66,494 CNH Equipment Trust 2023-B 5 .600 02/15/29 67,303
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,626
50,000 (b) Compass Datacenters Issuer III LLC 5 .289 02/25/56 49,781
100,000 (b) CPS Auto Receivables Trust 2026-B 4 .930 07/15/32 100,177
150,000 (b),(d) CSTL Commercial Mortgage Trust 2024-GATE 4 .923 11/10/41 149,736

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 60,374 (b) Dell Equipment Finance Trust 2025-1 4 .680% 07/22/27 $ 60,511
50,000 Drive Auto Receivables Trust 2025-1 4 .730 09/15/32 50,160
10,508 (b) Enterprise Fleet Financing 2024-3 LLC 5 .310 04/20/27 10,529
42,396 (b) Enterprise Fleet Financing 2025-2 LLC 4 .510 02/22/28 42,516
100,000 (b) Enterprise Fleet Financing 2025-3 LLC 4 .460 09/20/29 100,344
36,486 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 36,587
50,000 Exeter Automobile Receivables Trust 2026-2 4 .450 05/15/30 50,164
19,928 Fannie Mae Pool FN MA1489 3 .000 07/01/43 18,177
49,888 Fannie Mae Pool FN MA3211 4 .000 12/01/47 47,619
29,854 Fannie Mae Pool FN MA3277 4 .000 02/01/48 28,216
67,606 Fannie Mae Pool FN MA3305 3 .500 03/01/48 62,340
20,258 Fannie Mae Pool FN MA3306 4 .000 03/01/48 19,149
40,907 Fannie Mae Pool FN MA3383 3 .500 06/01/48 37,772
113,343 Fannie Mae Pool FN MA3416 4 .500 07/01/48 110,107
38,044 Fannie Mae Pool FN MA3663 3 .500 05/01/49 35,039
58,667 Fannie Mae Pool FN MA3744 3 .000 08/01/49 52,137
148,593 Fannie Mae Pool FN MA4160 3 .000 10/01/50 130,577
208,152 Fannie Mae Pool FN MA4305 2 .000 04/01/51 167,763
375,500 Fannie Mae Pool FN MA4437 2 .000 10/01/51 302,259
108,217 Fannie Mae Pool FN MA4438 2 .500 10/01/51 91,180
356,700 Fannie Mae Pool FN MA4466 2 .500 11/01/51 301,125
102,999 Fannie Mae Pool FN MA4562 2 .000 03/01/52 82,744
212,962 Fannie Mae Pool FN MA4578 2 .500 04/01/52 179,327
68,875 Fannie Mae Pool FN MA4737 5 .000 08/01/52 68,215
331,750 Fannie Mae Pool FN MA4738 5 .500 08/01/52 334,892
142,500 Fannie Mae Pool FN MA4761 5 .000 09/01/52 141,301
102,109 Fannie Mae Pool FN MA4783 4 .000 10/01/52 95,998
57,801 Fannie Mae Pool FN MA5216 6 .000 12/01/53 59,090
58,158 Fannie Mae Pool FN MA5295 6 .000 03/01/54 59,376
46,315 Fannie Mae Pool FN MA5329 6 .500 04/01/54 48,055
38,532 Fannie Mae Pool FN MA5391 7 .000 06/01/54 40,681
102,081 Fannie Mae Pool FN MA5445 6 .000 08/01/54 104,179
142,552 Fannie Mae Pool FN MA5469 5 .000 09/01/54 140,521
65,809 Fannie Mae Pool FN MA5471 6 .000 09/01/54 67,187
77,502 Fannie Mae Pool FN MA5761 6 .000 07/01/55 79,125
144,658 Fannie Mae Pool FN MA5945 5 .500 01/01/56 145,488
361,055 Fannie Mae Pool MA4492 FN MA4492 2 .000 12/01/51 290,450
111,979 Fannie Mae Pool MA4600 FN MA4600 3 .500 05/01/52 101,995
250,000 (d) Fannie Mae-Aces 1 .843 11/25/31 219,921
100,000 Fannie Mae-Aces 4 .389 08/25/35 98,303
225,000 Fannie Mae-Aces 4 .300 01/25/36 218,462
36,241 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 36,361
45,018 Ford Credit Auto Owner Trust 2024-B 5 .100 04/15/29 45,368
100,000 Ford Credit Auto Owner Trust 2026-A 4 .020 01/15/29 100,047
100,000 (b) Ford Credit Auto Owner Trust/Ford Credit 4 .860 08/15/37 101,795
50,000 Ford Credit Floorplan Master Owner Trust A 4 .630 04/15/30 50,406
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 202,082
200,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 201,562
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 101,168
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,526
50,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .700 11/25/29 50,642
30,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .230 12/25/29 29,963
125,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 125,575
300,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .478 01/25/30 302,063
45,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 45,348
35,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .320 09/25/30 35,045
173,524 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 163,127
35,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 35,501
150,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 155,653
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 91,009
50,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 02/25/35 51,362
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .581 08/25/35 99,656

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .530% 10/25/35 $ 99,137
63,558 Freddie Mac Pool FR RQ0015 6 .500 06/01/55 65,908
199,491 Ginnie Mae II Pool G2 MA4586 3 .500 07/20/47 184,823
104,960 Ginnie Mae II Pool G2 MA6218 3 .000 10/20/49 94,052
106,886 Ginnie Mae II Pool G2 MA6710 3 .000 06/20/50 95,300
212,417 Ginnie Mae II Pool G2 MA6819 2 .500 08/20/50 182,155
338,795 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 278,866
164,505 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 141,063
166,074 Ginnie Mae II Pool G2 MA7192 2 .000 02/20/51 136,697
214,638 Ginnie Mae II Pool G2 MA7255 2 .500 03/20/51 183,942
367,237 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 302,277
1,127,395 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 966,164
317,482 Ginnie Mae II Pool G2 MA7535 3 .000 08/20/51 282,996
438,536 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 376,034
198,358 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 176,872
187,820 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 171,482
346,325 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 285,064
542,776 Ginnie Mae II Pool G2 MA8043 3 .000 05/20/52 483,800
214,011 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 208,245
96,135 Ginnie Mae II Pool G2 MA8150 4 .000 07/20/52 90,733
180,616 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 175,500
190,584 Ginnie Mae II Pool G2 MA8647 5 .000 02/20/53 189,938
141,404 Ginnie Mae II Pool G2 MA8800 5 .000 04/20/53 140,914
148,754 Ginnie Mae II Pool G2 MA8875 3 .500 05/20/53 137,212
168,720 Ginnie Mae II Pool G2 MA8879 5 .500 05/20/53 171,214
143,715 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 139,317
157,298 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 159,422
186,562 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 185,690
142,011 Ginnie Mae II Pool G2 MA9489 6 .000 02/20/54 145,765
208,117 Ginnie Mae II Pool G2 MA9538 4 .000 03/20/54 194,934
89,439 Ginnie Mae II Pool G2 MA9727 6 .500 06/20/54 94,012
99,823 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 102,117
580,810 Ginnie Mae II Pool G2 MA9851 5 .500 08/20/54 586,245
176,461 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 175,169
258,598 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 261,099
82,316 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 84,169
95,901 Ginnie Mae II Pool G2 MA9963 4 .500 10/20/54 92,622
276,658 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 274,639
56,416 Ginnie Mae II Pool G2 MA9966 6 .000 10/20/54 57,741
172,090 Ginnie Mae II Pool G2 MB0022 3 .500 11/20/54 155,683
93,660 Ginnie Mae II Pool G2 MB0028 6 .500 11/20/54 97,980
209,689 Ginnie Mae II Pool G2 MB0089 4 .000 12/20/54 195,899
143,867 Ginnie Mae II Pool G2 MB0259 5 .500 03/20/55 145,107
114,407 Ginnie Mae II Pool G2 MB0260 6 .000 03/20/55 116,981
91,719 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 91,048
163,410 Ginnie Mae II Pool G2 MB0366 5 .500 05/20/55 164,869
100,072 Ginnie Mae II Pool G2 MB0367 6 .000 05/20/55 102,219
91,177 Ginnie Mae II Pool G2 MB0368 6 .500 05/20/55 95,372
66,699 Ginnie Mae II Pool G2 MB0369 7 .000 05/20/55 69,025
108,118 Ginnie Mae II Pool G2 MB0421 4 .000 06/20/55 100,974
137,142 Ginnie Mae II Pool G2 MB0425 6 .000 06/20/55 139,951
95,859 Ginnie Mae II Pool G2 MB0557 6 .000 08/20/55 97,808
108,524 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 98,177
98,668 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 95,234
98,312 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 97,593
97,486 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 98,265
143,733 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 146,619
135,583 Ginnie Mae II Pool G2 MB0625 6 .500 09/20/55 141,821
197,341 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 198,918
101,733 Ginnie Mae II Pool MA7589 G2 MA7589 2 .500 09/20/51 87,234
50,000 (b) GLS Auto Receivables Issuer Trust 2025-2 4 .750 01/16/29 50,189
4,335 GM Financial Automobile Leasing Trust 2024-1 5 .090 03/22/27 4,338

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 GM Financial Consumer Automobile Receivables Trust 2025-3 4 .180% 08/16/30 $ 100,147
25,000 GM Financial Consumer Automobile Receivables Trust 2025-3 4 .300 09/16/31 25,064
100,000 (b) GMF Floorplan Owner Revolving Trust 5 .340 06/15/28 100,167
149,914 GS Mortgage Securities Trust 2016-GS4 3 .178 11/10/49 149,453
50,000 Harley-Davidson Motorcycle Trust 2025-A 4 .670 04/15/30 50,294
100,000 (b) Hertz Vehicle Financing III LLC 4 .890 05/25/32 99,934
36,513 Honda Auto Receivables 2024-2 Owner Trust 5 .270 11/20/28 36,807
50,000 Honda Auto Receivables 2026-1 Owner Trust 3 .780 09/23/30 49,619
150,000 (b),(d) Houston Galleria Mall Trust 2025-HGLR 5 .644 02/05/45 153,684
100,000 (b) HPEFS Equipment Trust 2025-1 4 .430 09/20/32 100,382
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4 .530 04/17/28 100,465
50,000 Hyundai Auto Receivables Trust 3 .790 02/18/31 49,612
45,000 Hyundai Auto Receivables Trust 2025-C 3 .890 01/15/32 44,553
50,000 John Deere Owner Trust 2026 3 .870 08/15/30 49,552
100,000 (b) Kubota Credit Owner Trust 2025-1 4 .670 06/15/29 100,693
50,000 (b) LAD Auto Receivables Trust 2026-1 3 .920 04/15/31 49,562
50,000 Mercedes-Benz Auto Lease Trust 2025-B 3 .880 04/16/29 49,734
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,236
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 50,763
10,576 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 10,553
95,849 (b) Morgan Stanley Capital I Trust 2024-BPR2 7 .291 05/05/29 100,107
100,000 (b),(c) Navient Education Loan Trust 2026-A 4 .860 09/15/56 100,728
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,359
50,000 (b) NMEF Funding 2026-A LLC 4 .200 02/15/34 49,677
100,000 (b) OneMain Financial Issuance Trust 2023-2 6 .170 09/15/36 102,110
100,000 (b) PFS Financing Corp 4 .470 05/15/30 100,314
100,000 Santander Drive Auto Receivables Trust 2023-4 6 .040 12/15/31 102,018
50,000 (b) SFS Auto Receivables Securitization Trust 2025-3 4 .120 04/21/31 49,889
50,000 (b) Stack Infrastructure Issuer LLC 5 .000 03/27/56 48,363
100,000 (b) Stellantis Financial Underwrit 4 .110 04/20/29 99,657
98,750 (b) Subway Funding LLC 6 .028 07/30/54 99,535
100,000 (b) Toyota Auto Loan Extended Note Trust 2025-1 4 .650 05/25/38 101,137
45,522 Toyota Auto Receivables 2024-C Owner Trust 4 .880 03/15/29 45,816
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,301
50,000 (b) Toyota Lease Owner Trust 2026-A 3 .820 02/20/29 49,713
50,000 (b) VB-S1 Issuer LLC 4 .693 03/15/56 48,953
45,000 Verizon Master Trust 5 .210 06/20/29 45,110
40,000 Verizon Master Trust 4 .400 06/20/31 40,191
50,000 Volkswagen Auto Lease Trust 2025-B 4 .010 01/22/29 49,942
50,000 (b) Volvo Financial Equipment LLC 3 .930 05/15/30 49,651
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5 .928 07/15/57 206,661
75,000 Wells Fargo Commercial Mortgage Trust 2026-C66 5 .649 04/15/59 77,948
50,000 (b) Westlake Automobile Receivable 4 .010 03/17/31 49,418
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4 .750 08/15/28 50,190
75,607 (b) Wheels Fleet Lease Funding 1 LLC 4 .800 09/19/39 76,081
34,805 World Omni Auto Receivables Trust 2024-B 5 .270 09/17/29 35,071
50,000 World Omni Auto Receivables Trust 2025-D 3 .950 03/17/31 49,711
TOTAL SECURITIZED
(Cost $24,200,647) 24,087,861
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 30.2%
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,782
400 United States Treasury Note/Bond 2 .750 07/31/27 395
1,840,000 United States Treasury Note/Bond 3 .625 08/31/27 1,834,609
715,000 United States Treasury Note/Bond 3 .500 09/30/27 711,453
1,345,000 United States Treasury Note/Bond 3 .500 10/31/27 1,337,697
255,000 United States Treasury Note/Bond 3 .375 11/30/27 253,038
2,910,000 United States Treasury Note/Bond 3 .500 01/31/28 2,891,017
570,000 United States Treasury Note/Bond 3 .375 02/29/28 565,012
5,250,000 United States Treasury Note/Bond 3 .875 03/31/28 5,248,769

Portfolio of Investments April 30, 2026
(continued)
NUAG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 125,000 United States Treasury Note/Bond 3 .625% 05/31/28 $ 124,331
90,000 United States Treasury Note/Bond 4 .375 08/31/28 90,935
90,000 United States Treasury Note/Bond 4 .875 10/31/28 92,050
140,000 United States Treasury Note/Bond 3 .125 11/15/28 137,370
100,000 United States Treasury Note/Bond 4 .000 01/31/29 100,223
275,000 United States Treasury Note/Bond 3 .500 02/15/29 272,035
275,000 United States Treasury Note/Bond 4 .250 02/28/29 277,449
140,000 United States Treasury Note/Bond 3 .875 04/15/29 139,858
250,000 United States Treasury Note/Bond 3 .500 09/30/29 246,465
200,000 United States Treasury Note/Bond 4 .125 10/31/29 201,102
450,000 United States Treasury Note/Bond 4 .125 11/30/29 452,531
600,000 United States Treasury Note/Bond 4 .375 12/31/29 608,414
2,800,000 United States Treasury Note/Bond 4 .250 01/31/30 2,827,234
350,000 United States Treasury Note/Bond 4 .000 03/31/30 350,328
200,000 United States Treasury Note/Bond 3 .875 06/30/30 199,141
150,000 United States Treasury Note/Bond 3 .875 07/31/30 149,314
100,000 United States Treasury Note/Bond 3 .625 08/31/30 98,496
300,000 United States Treasury Note/Bond 3 .625 09/30/30 295,453
700,000 United States Treasury Note/Bond 3 .625 10/31/30 689,145
1,400,000 United States Treasury Note/Bond 3 .625 12/31/30 1,377,086
1,630,000 United States Treasury Note/Bond 3 .750 01/31/31 1,611,408
1,700,000 United States Treasury Note/Bond 3 .875 03/31/31 1,688,711
30,000 United States Treasury Note/Bond 4 .000 02/15/34 29,468
60,000 United States Treasury Note/Bond 4 .250 11/15/34 59,700
50,000 United States Treasury Note/Bond 4 .625 02/15/35 51,051
200,000 United States Treasury Note/Bond 4 .250 05/15/35 198,508
430,000 United States Treasury Note/Bond 4 .125 02/15/36 420,930
1,080,000 United States Treasury Note/Bond 4 .625 02/15/46 1,031,400
25,000 United States Treasury Note/Bond 4 .750 11/15/53 24,006
100,000 United States Treasury Note/Bond 4 .500 11/15/54 92,246
250,000 United States Treasury Note/Bond 4 .625 02/15/55 235,439
100,000 United States Treasury Note/Bond 4 .750 05/15/55 96,145
200,000 United States Treasury Note/Bond 4 .750 08/15/55 192,406
500,000 United States Treasury Note/Bond 4 .625 11/15/55 471,562
490,000 United States Treasury Note/Bond 4 .750 02/15/56 471,778
TOTAL U.S. TREASURY
(Cost $28,411,095) 28,248,490
TOTAL LONG-TERM INVESTMENTS
(Cost $93,111,600) 91,338,765
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
510,793 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (f) $ 510,793
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $510,793) 510,793
TOTAL INVESTMENTS - 98 .3%
(Cost $ 93,622,393 ) 91,849,558
OTHER ASSETS & LIABILITIES, NET - 1.7% 1,592,710
NET ASSETS - 100% $ 93,442,268
REIT Real Estate Investment Trust
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $456,943.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,212,665 or 3.5% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 30,343,129 $ – $ 30,343,129
Government Related – 8,659,285 – 8,659,285
Securitized – 24,087,861 – 24,087,861
U.S. Treasury – 28,248,490 – 28,248,490
Investments Purchased with Collateral from Securities
Lending 510,793 – – 510,793
Total $ 510,793 $ 91,338,765 $ – $ 91,849,558
a

Portfolio of Investments April 30, 2026
NUSA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
CORPORATE DEBT - 23.7%
FINANCIALS - 9.6%
$ 80,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875% 01/23/28 $ 79,123
20,000 Ally Financial Inc 7 .100 11/15/27 20,716
90,000 American Express Co 5 .850 11/05/27 92,046
50,000 American International Group Inc 4 .850 05/07/30 50,496
50,000 Banco Santander SA 2 .749 12/03/30 45,228
140,000 Bank of America Corp 4 .376 04/27/28 139,956
50,000 Bank of America Corp 5 .162 01/24/31 50,930
50,000 Bank of Montreal 5 .004 01/27/29 50,422
50,000 Bank of New York Mellon Corp/The 4 .441 06/09/28 50,105
50,000 Bank of New York Mellon Corp/The 4 .026 01/22/30 49,479
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,872
15,000 Blackrock Inc 1 .900 01/28/31 13,380
5,000 Brown & Brown Inc 2 .375 03/15/31 4,420
10,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 10,228
14,000 Capital One Financial Corp 3 .800 01/31/28 13,844
50,000 Capital One Financial Corp 4 .722 01/30/32 49,407
20,000 Charles Schwab Corp/The 5 .643 05/19/29 20,519
150,000 Citigroup Inc 4 .658 05/24/28 150,373
50,000 Citigroup Inc 4 .952 05/07/31 50,346
50,000 Citizens Financial Group Inc 5 .299 01/29/36 49,570
50,000 Deutsche Bank AG/New York NY 5 .371 09/09/27 50,757
30,000 Digital Realty Trust LP 3 .700 08/15/27 29,722
20,000 Elevance Health Inc 3 .650 12/01/27 19,790
7,000 Equitable Holdings Inc 4 .350 04/20/28 6,972
14,000 Goldman Sachs Group Inc/The 6 .484 10/24/29 14,616
50,000 Goldman Sachs Group Inc/The 4 .594 04/20/30 49,890
50,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 50,814
102,000 HSBC Holdings PLC 4 .755 06/09/28 102,234
40,000 HSBC Holdings PLC 2 .357 08/18/31 36,188
50,000 Humana Inc 5 .750 12/01/28 51,200
50,000 Intercontinental Exchange Inc 3 .950 12/01/28 49,580
38,000 JPMorgan Chase & Co 4 .851 07/25/28 38,207
50,000 JPMorgan Chase & Co 4 .995 07/22/30 50,616
50,000 JPMorgan Chase & Co 4 .603 10/22/30 50,116
70,000 JPMorgan Chase & Co 5 .140 01/24/31 71,244
50,000 JPMorgan Chase & Co 4 .347 01/22/32 49,235
125,000 (a) Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 123,485
20,000 M&T Bank Corp 7 .413 10/30/29 21,316
10,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 9,062
5,000 Mid-America Apartments LP 1 .700 02/15/31 4,384
60,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 59,828
40,000 Mizuho Financial Group Inc 4 .018 03/05/28 39,778
83,000 Morgan Stanley 5 .164 04/20/29 83,944
100,000 Morgan Stanley 5 .042 07/19/30 101,136
60,000 Morgan Stanley 5 .192 04/17/31 60,941
32,000 Nasdaq Inc 5 .350 06/28/28 32,598
50,000 Oesterreichische Kontrollbank AG 3 .750 01/15/31 49,343
50,000 ORIX Corp 4 .450 09/09/30 49,579
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,042
10,000 Progressive Corp/The 2 .500 03/15/27 9,866
50,000 Prologis LP 1 .750 07/01/30 44,706
50,000 Prologis LP 4 .250 06/15/31 49,195
100,000 Royal Bank of Canada 4 .969 08/02/30 101,232
20,000 Santander Holdings USA Inc 6 .174 01/09/30 20,641
40,000 State Street Corp 5 .820 11/04/28 40,872
25,000 State Street Corp 4 .558 04/23/32 24,880
80,000 Sumitomo Mitsui Financial Group Inc 4 .660 07/08/31 79,672
50,000 Synchrony Financial 5 .019 07/29/29 50,007
50,000 Toronto-Dominion Bank/The 4 .808 06/03/30 50,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Truist Financial Corp 7 .161% 10/30/29 $ 53,046
50,000 Truist Financial Corp 4 .680 04/23/32 49,552
25,000 US Bancorp 5 .775 06/12/29 25,656
10,000 Voya Financial Inc 4 .700 01/23/48 9,677
50,000 Webster Financial Corp 5 .784 09/11/35 50,635
50,000 Welltower OP LLC 4 .500 07/01/30 50,001
40,000 Westpac Banking Corp 5 .050 04/16/29 40,952
20,000 Willis North America Inc 4 .650 06/15/27 20,047
TOTAL FINANCIALS 3,220,132
INDUSTRIAL - 12.3%
60,000 AbbVie Inc 4 .800 03/15/29 60,868
50,000 Adobe Inc 4 .950 01/17/30 50,956
5,000 Agilent Technologies Inc 2 .300 03/12/31 4,496
50,000 American Honda Finance Corp 4 .500 09/04/30 49,370
50,000 American Tower Corp 4 .900 03/15/30 50,495
40,000 Amgen Inc 3 .200 11/02/27 39,416
20,000 Analog Devices Inc 4 .500 06/15/30 20,055
90,000 Apple Inc 1 .650 02/08/31 80,388
10,000 Applied Materials Inc 4 .000 01/15/31 9,812
20,000 Arrow Electronics Inc 5 .150 08/21/29 20,208
50,000 Astrazeneca Finance LLC 4 .850 02/26/29 50,801
50,000 AT&T Inc 4 .400 04/30/31 49,443
15,000 AutoZone Inc 1 .650 01/15/31 13,087
100,000 Broadcom Inc 4 .200 10/15/30 98,760
50,000 Broadcom Inc 4 .300 01/15/31 49,599
50,000 Bunge Ltd Finance Corp 4 .550 08/04/30 49,874
50,000 Caterpillar Financial Services Corp 4 .800 01/08/30 51,173
5,000 Choice Hotels International Inc 3 .700 01/15/31 4,688
70,000 Cigna Group/The 5 .000 05/15/29 71,184
50,000 Cintas Corp No 2 4 .200 05/01/28 49,976
100,000 Cisco Systems Inc 4 .750 02/24/30 101,585
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 50,037
60,000 Coca-Cola Co/The 1 .500 03/05/28 57,465
10,000 Colgate-Palmolive Co 3 .100 08/15/27 9,896
10,000 Colgate-Palmolive Co 4 .200 05/01/30 10,015
50,000 Comcast Corp 4 .150 10/15/28 49,814
50,000 Conagra Brands Inc 5 .000 08/01/30 50,037
50,000 Cummins Inc 4 .250 05/09/28 50,078
20,000 Dell International LLC / EMC Corp 5 .250 02/01/28 20,283
70,000 Eastman Chemical Co 5 .000 08/01/29 70,726
10,000 eBay Inc 5 .950 11/22/27 10,220
10,000 Ecolab Inc 1 .300 01/30/31 8,658
50,000 Eli Lilly & Co 4 .150 08/14/27 50,092
10,000 Eli Lilly & Co 4 .000 10/15/28 9,981
5,000 Emerson Electric Co 1 .950 10/15/30 4,516
50,000 Enbridge Inc 5 .300 04/05/29 51,061
25,000 Energy Transfer LP 6 .400 12/01/30 26,684
20,000 Equinix Inc 1 .800 07/15/27 19,399
145,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 128,208
15,000 Fidelity National Information Services Inc 1 .650 03/01/28 14,231
40,000 Fiserv Inc 5 .450 03/02/28 40,500
5,000 Fortinet Inc 2 .200 03/15/31 4,452
30,000 GE HealthCare Technologies Inc 4 .800 08/14/29 30,235
20,000 General Mills Inc 4 .200 04/17/28 19,894
100,000 General Motors Financial Co Inc 5 .450 07/15/30 102,447
5,000 Genuine Parts Co 1 .875 11/01/30 4,342
10,000 Gilead Sciences Inc 2 .950 03/01/27 9,913
15,000 Global Payments Inc 4 .950 08/15/27 15,043
10,000 Hershey Co/The 4 .550 02/24/28 10,076
30,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 30,440
50,000 Home Depot Inc/The 3 .750 09/15/28 49,650
20,000 Home Depot Inc/The 4 .900 04/15/29 20,376

Portfolio of Investments April 30, 2026
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 5,000 Hubbell Inc 2 .300% 03/15/31 $ 4,517
50,000 IBM International Capital Pte Ltd 4 .600 02/05/29 50,271
30,000 Illumina Inc 5 .750 12/13/27 30,534
50,000 Intel Corp 1 .600 08/12/28 46,931
25,000 International Business Machines Corp 4 .150 07/27/27 24,972
10,000 IQVIA Inc 6 .250 02/01/29 10,373
50,000 Jabil Inc 4 .200 02/01/29 49,392
40,000 John Deere Capital Corp 4 .950 07/14/28 40,678
50,000 John Deere Capital Corp 4 .375 04/15/31 49,808
30,000 Kellanova 3 .400 11/15/27 29,630
20,000 Keurig Dr Pepper Inc 5 .050 03/15/29 20,213
20,000 Kinder Morgan Inc 2 .000 02/15/31 17,729
5,000 Kroger Co/The 1 .700 01/15/31 4,396
20,000 Laboratory Corp of America Holdings 3 .600 09/01/27 19,811
20,000 Lennox International Inc 1 .700 08/01/27 19,344
50,000 Lowe's Cos Inc 4 .000 10/15/28 49,616
50,000 Marriott International Inc/MD 4 .875 05/15/29 50,559
5,000 Masco Corp 2 .000 02/15/31 4,419
20,000 Mastercard Inc 4 .875 03/09/28 20,280
10,000 Mastercard Inc 4 .550 03/15/28 10,081
10,000 McCormick & Co Inc/MD 3 .400 08/15/27 9,874
30,000 Merck & Co Inc 4 .050 05/17/28 30,019
50,000 Microsoft Corp 1 .350 09/15/30 44,519
50,000 Mosaic Co/The 4 .350 01/15/29 49,709
10,000 Motorola Solutions Inc 4 .600 02/23/28 10,026
20,000 MPLX LP 4 .250 12/01/27 19,949
50,000 National Fuel Gas Co 5 .500 03/15/30 51,028
10,000 Nokia Oyj 4 .375 06/12/27 9,981
10,000 Nordson Corp 4 .500 12/15/29 9,991
50,000 Novartis Capital Corp 4 .100 11/05/30 49,345
10,000 Nutrien Ltd 5 .200 06/21/27 10,082
50,000 Oracle Corp 4 .800 08/03/28 49,931
100,000 Oracle Corp 4 .200 09/27/29 97,215
135,000 O'Reilly Automotive Inc 1 .750 03/15/31 118,085
50,000 PACCAR Financial Corp 4 .550 05/08/30 50,416
10,000 Parker-Hannifin Corp 4 .250 09/15/27 10,001
10,000 Phillips 66 Co 3 .750 03/01/28 9,890
10,000 Regal Rexnord Corp 6 .050 04/15/28 10,251
50,000 Republic Services Inc 4 .750 07/15/30 50,593
5,000 Revvity Inc 2 .550 03/15/31 4,494
10,000 Rogers Communications Inc 3 .200 03/15/27 9,898
40,000 Roper Technologies Inc 1 .400 09/15/27 38,360
10,000 Ryder System Inc 6 .300 12/01/28 10,439
50,000 Ryder System Inc 4 .900 12/01/29 50,556
50,000 Sanofi SA 3 .800 11/03/28 49,684
5,000 ServiceNow Inc 1 .400 09/01/30 4,357
20,000 Sherwin-Williams Co/The 3 .450 06/01/27 19,822
10,000 Stanley Black & Decker Inc 4 .250 11/15/28 9,979
50,000 Starbucks Corp 4 .800 05/15/30 50,504
50,000 Stryker Corp 4 .850 02/10/30 50,642
10,000 Sysco Corp 3 .250 07/15/27 9,854
50,000 Texas Instruments Inc 4 .500 05/23/30 50,273
10,000 Toll Brothers Finance Corp 3 .800 11/01/29 9,744
50,000 Toyota Motor Credit Corp 4 .050 09/05/28 49,873
50,000 Toyota Motor Credit Corp 4 .800 05/15/30 50,648
12,000 TransCanada PipeLines Ltd 4 .250 05/15/28 11,952
20,000 Tyco Electronics Group SA 4 .625 02/01/30 20,194
5,000 Uber Technologies Inc 4 .150 01/15/31 4,901
20,000 Unilever Capital Corp 4 .875 09/08/28 20,328
50,000 Valero Energy Corp 5 .150 02/15/30 51,017
60,000 Verizon Communications Inc 2 .100 03/22/28 57,621
50,000 Visa Inc 4 .100 02/12/31 49,859

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 Walt Disney Co/The 4 .000% 03/14/31 $ 49,175
50,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 50,595
10,000 Weyerhaeuser Co 4 .000 04/15/30 9,747
80,000 Williams Cos Inc/The 4 .800 11/15/29 80,724
20,000 Zimmer Biomet Holdings Inc 5 .350 12/01/28 20,426
TOTAL INDUSTRIAL 4,145,128
UTILITY - 1.8%
38,000 American Water Capital Corp 2 .950 09/01/27 37,356
20,000 Atlantic City Electric Co 2 .300 03/15/31 18,011
20,000 Atmos Energy Corp 3 .000 06/15/27 19,741
50,000 Black Hills Corp 4 .550 01/31/31 49,515
50,000 Consumers Energy Co 4 .500 01/15/31 49,916
50,000 DTE Energy Co 4 .950 07/01/27 50,309
60,000 Edison International 5 .250 11/15/28 60,274
140,000 Entergy Texas Inc 1 .750 03/15/31 122,665
50,000 FirstEnergy Transmission LLC 4 .550 01/15/30 49,954
25,000 NiSource Inc 1 .700 02/15/31 21,787
25,000 OGE Energy Corp 5 .450 05/15/29 25,582
30,000 Ohio Power Co 1 .625 01/15/31 26,210
15,000 Piedmont Natural Gas Co Inc 2 .500 03/15/31 13,535
50,000 Public Service Electric and Gas Co 4 .200 01/01/31 49,430
5,000 Tampa Electric Co 2 .400 03/15/31 4,530
20,000 Wisconsin Public Service Corp 4 .250 01/15/31 19,797
TOTAL UTILITY 618,612
TOTAL CORPORATE DEBT
(Cost $7,961,702) 7,983,872
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.8%
GOVERNMENT AGENCY - 1.5%
25,000 Equinor ASA 3 .000 04/06/27 24,791
50,000 Export Development Canada 3 .750 09/07/27 49,872
25,000 Export Development Canada 4 .125 02/13/29 25,118
200,000 Export-Import Bank of Korea 4 .500 01/11/29 202,025
80,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 79,608
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,566
25,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 25,049
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 45,037
TOTAL GOVERNMENT AGENCY 501,066
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4 .800 11/15/28 28,514
10,000 Province of British Columbia Canada 1 .300 01/29/31 8,769
60,000 Province of Ontario Canada 4 .200 01/18/29 60,274
10,000 Province of Ontario Canada 1 .600 02/25/31 8,889
60,000 Province of Quebec Canada 4 .500 04/03/29 60,752
10,000 Province of Saskatchewan Canada 4 .650 01/28/30 10,168
TOTAL MUNICIPAL BONDS 177,366
SOVEREIGN DEBT - 2.8%
175,000 Asian Development Bank 0 .750 10/08/30 151,926
100,000 Canada Government International Bond 3 .750 04/26/28 99,785
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,699
60,000 Council Of Europe Development Bank 4 .500 01/15/30 60,981
40,000 European Investment Bank 2 .375 05/24/27 39,356
20,000 European Investment Bank 3 .875 06/15/28 19,989
40,000 European Investment Bank 3 .750 05/15/29 39,760
50,000 European Investment Bank 4 .750 06/15/29 51,185
50,000 European Investment Bank 3 .750 03/13/31 49,328
40,000 Indonesia Government International Bond 4 .550 01/11/28 40,202
50,000 Inter-American Development Bank 3 .750 06/14/30 49,520
10,000 Inter-American Development Bank 1 .125 01/13/31 8,763
60,000 International Bank for Reconstruction & Development 4 .625 08/01/28 60,901

Portfolio of Investments April 30, 2026
(continued)
NUSA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 60,000 International Bank for Reconstruction & Development 3 .875% 10/16/29 $ 59,812
50,000 International Bank for Reconstruction & Development 3 .500 10/28/30 48,934
18,000 International Finance Corp 4 .500 07/13/28 18,216
50,000 International Finance Corp 3 .500 01/22/29 49,446
60,000 Republic of Poland Government International Bond 4 .875 02/12/30 61,240
TOTAL SOVEREIGN DEBT 959,043
TOTAL GOVERNMENT RELATED
(Cost $1,636,906) 1,637,475
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 6.7%
46,582 BANK 2021-BNK34 1 .935 06/15/63 44,908
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,254
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 51,921
78,556 Benchmark 2021-B29 Mortgage Trust 2 .024 09/15/54 77,452
50,000 (b) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 52,073
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 51,462
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,955
52,616 CarMax Auto Owner Trust 2023-4 6 .000 07/17/28 53,100
100,000 Chase Issuance Trust 4 .160 07/15/30 100,139
48,529 Fannie Mae Pool FN MA3798 3 .000 10/01/34 46,623
13,389 Fannie Mae Pool FN MA3828 3 .000 11/01/34 12,863
14,649 Fannie Mae Pool FN MA3897 3 .000 01/01/35 14,065
83,811 Fannie Mae Pool FN MA3985 3 .000 04/01/35 80,348
207,048 Fannie Mae Pool FN MA4206 2 .000 12/01/35 190,433
205,771 Fannie Mae Pool FN MA4404 2 .500 08/01/36 193,953
86,613 Fannie Mae Pool FN MA4417 1 .500 09/01/36 77,713
161,013 Fannie Mae Pool FN MA4469 1 .500 11/01/36 144,467
122,224 Fannie Mae Pool FN MA4567 2 .000 03/01/37 112,114
60,615 Fannie Mae Pool FN MA4583 2 .500 04/01/37 57,058
56,459 Fannie Mae Pool FN MA4990 4 .500 04/01/38 56,183
65,154 Fannie Mae Pool FN MA5023 4 .000 05/01/38 63,589
63,199 Fannie Mae Pool FN MA5061 5 .500 06/01/38 64,623
26,620 Fannie Mae Pool FN MA5093 5 .000 07/01/38 26,845
54,579 Fannie Mae Pool FN MA5145 6 .000 09/01/38 56,373
44,855 Freddie Mac Gold Pool FG G18642 3 .500 04/01/32 44,134
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 101,041
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,525
50,000 (b) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 50,230
45,000 (b) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 45,348
44,812 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 44,990
31,105 (c) SoFi Professional Loan Program 2020-C Trust 1 .950 02/15/46 29,283
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,301
45,000 Verizon Master Trust 5 .210 06/20/29 45,110
95,271 Wells Fargo Commercial Mortgage Trust 2018-C44 3 .948 05/15/51 94,320
TOTAL SECURITIZED
(Cost $2,312,512) 2,279,796
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 63.0%
110,000 United States Treasury Note/Bond 2 .625 05/31/27 108,638
87,000 United States Treasury Note/Bond 3 .250 06/30/27 86,443
940,000 United States Treasury Note/Bond 3 .750 06/30/27 939,229
175,000 United States Treasury Note/Bond 2 .750 07/31/27 172,689
225,000 United States Treasury Note/Bond 3 .875 07/31/27 225,062
150,000 United States Treasury Note/Bond 3 .125 08/31/27 148,588
1,150,000 United States Treasury Note/Bond 3 .625 08/31/27 1,146,631
550,000 United States Treasury Note/Bond 3 .500 09/30/27 547,271
500,000 United States Treasury Note/Bond 3 .500 10/31/27 497,285
500,000 United States Treasury Note/Bond 4 .125 10/31/27 501,758
500,000 United States Treasury Note/Bond 3 .875 11/30/27 499,941

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 400,000 United States Treasury Note/Bond 3 .375% 12/31/27 $ 396,734
100,000 United States Treasury Note/Bond 3 .875 12/31/27 99,977
500,000 United States Treasury Note/Bond 3 .500 01/31/28 496,738
1,445,000 United States Treasury Note/Bond 3 .375 02/29/28 1,432,357
300,000 United States Treasury Note/Bond 4 .000 02/29/28 300,598
540,000 United States Treasury Note/Bond 3 .625 03/31/28 537,342
700,000 United States Treasury Note/Bond 3 .500 04/30/28 694,723
125,000 United States Treasury Note/Bond 3 .750 04/30/28 124,678
400,000 United States Treasury Note/Bond 3 .625 05/31/28 397,859
200,000 United States Treasury Note/Bond 4 .000 06/30/28 200,453
75,000 United States Treasury Note/Bond 4 .125 07/31/28 75,369
300,000 United States Treasury Note/Bond 4 .625 09/30/28 304,992
250,000 United States Treasury Note/Bond 4 .375 11/30/28 252,822
200,000 United States Treasury Note/Bond 3 .500 01/15/29 197,922
300,000 United States Treasury Note/Bond 4 .000 01/31/29 300,668
140,000 United States Treasury Note/Bond 3 .500 02/15/29 138,491
500,000 United States Treasury Note/Bond 4 .250 02/28/29 504,453
330,000 United States Treasury Note/Bond 3 .500 03/15/29 326,365
300,000 United States Treasury Note/Bond 4 .125 03/31/29 301,699
1,150,000 United States Treasury Note/Bond 4 .625 04/30/29 1,172,730
600,000 United States Treasury Note/Bond 4 .500 05/31/29 609,961
100,000 United States Treasury Note/Bond 4 .250 06/30/29 100,949
100,000 United States Treasury Note/Bond 4 .000 07/31/29 100,195
200,000 United States Treasury Note/Bond 3 .625 08/31/29 198,023
150,000 United States Treasury Note/Bond 3 .500 09/30/29 147,879
350,000 United States Treasury Note/Bond 4 .125 10/31/29 351,928
420,000 United States Treasury Note/Bond 4 .125 11/30/29 422,363
900,000 United States Treasury Note/Bond 4 .375 12/31/29 912,621
545,000 United States Treasury Note/Bond 4 .250 01/31/30 550,301
640,000 United States Treasury Note/Bond 4 .000 03/31/30 640,600
150,000 United States Treasury Note/Bond 3 .875 04/30/30 149,426
150,000 United States Treasury Note/Bond 4 .000 05/31/30 150,094
600,000 United States Treasury Note/Bond 3 .875 06/30/30 597,422
350,000 United States Treasury Note/Bond 3 .875 07/31/30 348,400
950,000 United States Treasury Note/Bond 3 .625 08/31/30 935,713
400,000 United States Treasury Note/Bond 3 .625 09/30/30 393,938
500,000 United States Treasury Note/Bond 3 .625 10/31/30 492,246
300,000 United States Treasury Note/Bond 3 .625 12/31/30 295,090
335,000 United States Treasury Note/Bond 3 .750 01/31/31 331,179
290,000 United States Treasury Note/Bond 1 .125 02/15/31 253,829
125,000 United States Treasury Note/Bond 3 .875 04/30/31 124,160
TOTAL U.S. TREASURY
(Cost $21,215,299) 21,236,822
TOTAL LONG-TERM INVESTMENTS
(Cost $33,126,419) 33,137,965
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
94,466 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (e) $ 94,466
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $94,466) 94,466
TOTAL INVESTMENTS - 98 .5%
(Cost $ 33,220,885 ) 33,232,431
OTHER ASSETS & LIABILITIES, NET - 1.5% 490,993
NET ASSETS - 100% $ 33,723,424

Portfolio of Investments April 30, 2026
(continued)
NUSA

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $91,873.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $29,283 or 0.1% of Total Investments.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 7,983,872 $ – $ 7,983,872
Government Related – 1,637,475 – 1,637,475
Securitized – 2,279,796 – 2,279,796
U.S. Treasury – 21,236,822 – 21,236,822
Investments Purchased with Collateral from Securities
Lending 94,466 – – 94,466
Total $ 94,466 $ 33,137,965 $ – $ 33,232,431
a

Portfolio of Investments April 30, 2026
NUHY
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
CORPORATE DEBT - 97.8%
FINANCIALS - 12.7%
$ 245,000 (a) Ally Financial Inc 6 .700% 02/14/33 $ 252,950
190,000 (b) Apollo Commercial Real Estate Finance Inc 4 .625 06/15/29 189,957
470,000 (b) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7 .125 05/15/31 475,866
120,000 Brandywine Operating Partnership LP 8 .875 04/12/29 125,591
100,000 (b) Bread Financial Holdings Inc 6 .750 05/15/31 102,164
260,000 (a),(b) Burford Capital Global Finance LLC 7 .500 07/15/33 213,682
350,000 Centene Corp 2 .625 08/01/31 303,421
250,000 (b) Credit Acceptance Corp 9 .250 12/15/28 260,702
262,000 (b) Credit Acceptance Corp 6 .625 03/15/30 261,125
200,000 (b) Encore Capital Group Inc 8 .500 05/15/30 213,591
80,000 (b) Encore Capital Group Inc 6 .625 04/15/31 81,306
100,000 (b) Enova International Inc 9 .125 08/01/29 104,750
100,000 (b) FTAI Aviation Investors LLC 7 .875 12/01/30 104,998
200,000 (b) FTAI Aviation Investors LLC 7 .000 06/15/32 206,447
400,000 (b) FTAI Aviation Investors LLC 5 .875 04/15/33 397,747
350,000 (b) FTAI Aviation Ltd 7 .000 05/01/31 362,223
250,000 (b) Genesee & Wyoming Inc 6 .250 04/15/32 255,873
200,000 (b) Global Atlantic Fin Co 7 .950 10/15/54 200,566
150,000 (b) Global Atlantic Fin Co 7 .250 03/01/56 147,849
600,000 (b) goeasy Ltd 9 .250 12/01/28 567,385
500,000 (b) goeasy Ltd 7 .625 07/01/29 448,084
90,000 HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 95,535
150,000 HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 151,422
210,000 (b) Howard Hughes Corp/The 4 .375 02/01/31 196,633
130,000 Kennedy-Wilson Inc 4 .750 02/01/30 127,878
105,000 Kennedy-Wilson Inc 5 .000 03/01/31 104,577
345,000 (b) Molina Healthcare Inc 3 .875 05/15/32 309,662
120,000 (b) Molina Healthcare Inc 6 .250 01/15/33 119,874
200,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 207,780
100,000 (a) Navient Corp 5 .500 03/15/29 96,113
400,000 Navient Corp 9 .375 07/25/30 415,091
200,000 Navient Corp 7 .875 06/15/32 192,517
590,000 OneMain Finance Corp 7 .500 05/15/31 604,903
400,000 OneMain Finance Corp 6 .750 09/15/33 393,439
410,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4 .875 05/15/29 398,824
325,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 329,273
195,000 (b) PennyMac Financial Services Inc 5 .750 09/15/31 185,571
652,000 (b) PennyMac Financial Services Inc 6 .875 05/15/32 644,844
240,000 (b) PennyMac Financial Services Inc 6 .750 02/15/34 232,280
103,000 (b) PRA Group Inc 8 .875 01/31/30 106,574
310,000 (b) PROG Holdings Inc 6 .000 11/15/29 302,892
258,000 (b) RHP Hotel Properties LP / RHP Finance Corp 4 .500 02/15/29 253,635
70,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 71,828
453,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 408,140
321,000 (b) Ryan Specialty LLC 5 .875 08/01/32 320,951
100,000 SLM Corp 6 .500 01/31/30 100,960
692,000 (b) Starwood Property Trust Inc 7 .250 04/01/29 717,090
400,000 (b) Starwood Property Trust Inc 6 .500 10/15/30 411,402
189,000 (b) Stonex Escrow Issuer LLC 6 .875 07/15/32 195,416
175,000 (b) StoneX Group Inc 7 .875 03/01/31 184,263
100,000 Synchrony Financial 7 .250 02/02/33 103,667
460,000 (b) XHR LP 4 .875 06/01/29 451,494
TOTAL FINANCIALS 13,710,805
INDUSTRIAL - 81.2%
475,000 (b) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 483,379
290,000 (b) 1011778 BC ULC / New Red Finance Inc 5 .625 09/15/29 292,602
460,000 (b) 1261229 BC Ltd 10 .000 04/15/32 475,078

Portfolio of Investments April 30, 2026
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 110,000 (b) AAR Escrow Issuer LLC 6 .750% 03/15/29 $ 113,317
150,000 (a),(b) Acadia Healthcare Co Inc 7 .375 03/15/33 153,434
100,000 (a),(b) Accendra Health Inc 6 .625 04/01/30 53,737
450,000 (b) Acushnet Co 5 .625 12/01/33 452,091
470,000 (b) Adapthealth LLC 4 .625 08/01/29 455,118
2,000 (b) Adapthealth LLC 5 .125 03/01/30 1,945
120,000 (b) Adient Global Holdings Ltd 7 .000 04/15/28 122,088
215,000 (b) Adient Global Holdings Ltd 8 .250 04/15/31 224,274
100,000 (b) ADT Security Corp/The 4 .125 08/01/29 96,171
250,000 (b) ADT Security Corp/The 5 .875 10/15/33 246,287
150,000 (b) Advance Auto Parts Inc 7 .375 08/01/33 154,774
100,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 101,436
237,000 (b) AECOM 6 .000 08/01/33 238,935
140,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 141,662
500,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 497,222
150,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .625 03/31/32 147,977
480,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 484,259
450,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 438,083
170,000 (b) Allison Transmission Inc 3 .750 01/30/31 159,734
140,000 (b) Alta Equipment Group Inc 9 .000 06/01/29 132,939
350,000 American Axle & Manufacturing Inc 5 .000 10/01/29 340,092
800,000 (b) American Axle & Manufacturing Inc 7 .750 10/15/33 781,062
100,000 (b) AmeriGas Partners LP / AmeriGas Finance Corp 9 .500 06/01/30 106,776
200,000 (b) ams-OSRAM AG 12 .250 03/30/29 213,559
330,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .375 06/15/29 329,665
100,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 99,802
500,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 07/01/34 498,712
192,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 192,090
20,000 (b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5 .750 01/15/29 19,597
160,000 (b) APLD COMPUTECO LLC 9 .250 12/15/30 171,982
150,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 154,344
300,000 (b) Archrock Services/Partners 6 .000 02/01/34 301,955
100,000 (b) Arcosa Inc 6 .875 08/15/32 103,866
80,000 (b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 74,873
35,000 (b) Asbury Automotive Group Inc 4 .625 11/15/29 34,062
260,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 249,322
600,000 (b) Aston Martin Capital Holdings Ltd 10 .000 03/31/29 481,701
150,000 (b) Avantor Funding Inc 3 .875 11/01/29 142,591
164,000 (b) Avianca Midco 2 PLC 9 .000 12/01/28 159,080
210,000 (b) Avianca Midco 2 PLC 9 .625 02/14/30 197,925
560,000 (b) Avient Corp 7 .125 08/01/30 570,349
150,000 (b) Avient Corp 6 .250 11/01/31 152,178
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4 .750 04/01/28 146,442
200,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .375 03/01/29 194,333
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .000 02/15/31 151,405
210,000 (b) Axalta Coating Systems Dutch Holding B BV 7 .250 02/15/31 218,062
100,000 (b) Axon Enterprise Inc 6 .125 03/15/30 102,252
190,000 (b) Axon Enterprise Inc 6 .250 03/15/33 194,971
45,000 (b) B&G Foods Inc 8 .000 09/15/28 44,599
390,000 Ball Corp 2 .875 08/15/30 354,753
240,000 Ball Corp 3 .125 09/15/31 217,611
309,000 (b) Bausch Health Cos Inc 11 .000 09/30/28 321,360
208,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 215,852
210,000 (b) Belron UK Finance PLC 5 .750 10/15/29 212,109
55,000 Block Inc 6 .500 05/15/32 56,048
250,000 (b) British Telecommunications PLC 4 .875 11/23/81 240,732

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 236,000 (b) Builders FirstSource Inc 4 .250% 02/01/32 $ 218,922
115,000 (b) CACI International Inc 6 .375 06/15/33 117,651
100,000 (b) Calumet Specialty Products Partners LP / Calumet Finance Corp 9 .750 02/15/31 105,970
500,000 Celanese US Holdings LLC 7 .165 07/15/27 513,330
345,000 Celanese US Holdings LLC 6 .850 11/15/28 360,847
20,000 Celanese US Holdings LLC 7 .330 07/15/29 20,982
15,000 Celanese US Holdings LLC 6 .500 04/15/30 15,344
250,000 Celanese US Holdings LLC 7 .050 11/15/30 268,355
45,000 Celanese US Holdings LLC 7 .000 02/15/31 46,822
450,000 Celanese US Holdings LLC 7 .379 07/15/32 476,902
105,000 (a) Celanese US Holdings LLC 6 .750 04/15/33 108,148
532,000 Celanese US Holdings LLC 7 .200 11/15/33 575,192
185,000 (a) Celanese US Holdings LLC 7 .375 02/15/34 193,692
190,000 (b) Century Communities Inc 3 .875 08/15/29 179,926
835,000 (b) Chart Industries Inc 7 .500 01/01/30 866,839
265,000 (b) Chart Industries Inc 9 .500 01/01/31 278,548
785,000 (b) Chemours Co/The 4 .625 11/15/29 752,962
760,000 (b) Chemours Co/The 8 .000 01/15/33 783,324
420,000 (b) Chemours Co/The 7 .875 03/15/34 429,500
110,000 (b) CHS/Community Health Systems Inc 6 .875 04/15/29 108,223
100,000 (a),(b) CHS/Community Health Systems Inc 6 .125 04/01/30 88,655
400,000 (b) CHS/Community Health Systems Inc 5 .250 05/15/30 377,694
300,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 322,197
420,000 (b) CHS/Community Health Systems Inc 9 .750 01/15/34 433,192
210,000 (b) Cimpress PLC 7 .375 09/15/32 212,665
100,000 (b) Cinemark USA Inc 5 .250 07/15/28 99,614
145,000 (b) Cinemark USA Inc 7 .000 08/01/32 149,853
1,400,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 1,446,466
720,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750 09/15/32 736,517
10,000 (b) Clarivate Science Holdings Corp 3 .875 07/01/28 9,658
360,000 (b) Clarivate Science Holdings Corp 4 .875 07/01/29 326,489
70,000 (b) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 70,502
130,000 (b) Clear Channel Outdoor Holdings Inc 7 .500 06/01/29 130,239
225,000 (b) Clear Channel Outdoor Holdings Inc 7 .875 04/01/30 234,258
325,000 (b) Clue Opco LLC 9 .500 10/15/31 332,119
320,000 (b) Coherent Corp 5 .000 12/15/29 316,540
150,000 (b) Columbus McKinnon Corp/NY 7 .125 01/31/33 150,856
220,000 (b) CompoSecure Holdings LLC 5 .625 02/01/33 215,642
510,000 (b) Concentra Health Services Inc 6 .875 07/15/32 528,508
400,000 (b) Connect Finco SARL / Connect US Finco LLC 9 .000 09/15/29 421,875
1,420,000 (b) Cooper-Standard Automotive Inc 9 .250 03/01/31 1,364,464
40,000 (b) CoreWeave Inc 9 .750 10/01/31 40,232
543,000 (a),(b) Cornerstone Building Brands Inc 9 .500 08/15/29 345,328
220,000 Crown Americas LLC 5 .875 06/01/33 221,600
210,000 (b) DaVita Inc 6 .875 09/01/32 216,760
200,000 (b) DaVita Inc 6 .750 07/15/33 206,214
330,000 (b) Diebold Nixdorf Inc 7 .750 03/31/30 346,654
522,000 (b) Domtar Corp 6 .750 10/01/28 413,633
157,000 (b) Dye & Durham Ltd 8 .625 04/15/29 136,940
170,000 (b) Elastic NV 4 .125 07/15/29 161,361
500,000 Energy Transfer LP 6 .750 02/15/56 503,593
560,000 (b) Entegris Inc 5 .950 06/15/30 566,888
250,000 (b) Esab Corp 5 .625 04/01/31 252,302
50,000 (b) EW Scripps Co/The 9 .875 08/15/30 50,148
150,000 (b) Excelerate Energy LP 8 .000 05/15/30 159,073
260,000 (b) Fair Isaac Corp 6 .000 05/15/33 256,418
220,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 230,914
110,000 FMC Corp 8 .450 11/01/55 72,901
210,000 (b) Forvia SE 6 .750 09/15/33 210,598
335,000 (b) Gap Inc/The 3 .625 10/01/29 316,064
250,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7 .750 05/31/32 261,016
150,000 (b) Gen Digital Inc 7 .125 09/30/30 152,122

Portfolio of Investments April 30, 2026
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 400,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .250% 01/15/29 $ 415,743
350,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .875 04/15/30 366,692
605,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 634,272
540,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 568,480
720,000 Genesis Energy LP / Genesis Energy Finance Corp 6 .750 03/15/34 725,198
420,000 (b) GENMAB A/S/GENMAB FINANCE LLC 6 .250 12/15/32 431,025
1,120,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 1,074,378
750,000 (a) Goodyear Tire & Rubber Co/The 5 .250 04/30/31 683,486
695,000 Goodyear Tire & Rubber Co/The 5 .250 07/15/31 631,735
100,000 (a),(b) Graphic Packaging International LLC 6 .375 07/15/32 99,804
223,000 (b) Gray Media Inc 10 .500 07/15/29 236,756
300,000 (b) Gray Media Inc 5 .375 11/15/31 234,297
200,000 (b) Gray Media Inc 9 .625 07/15/32 203,343
700,000 (b) Gray Media Inc 7 .250 08/15/33 712,774
110,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 111,787
520,000 (b) HealthEquity Inc 4 .500 10/01/29 504,722
220,000 (b) Herc Holdings Inc 6 .625 06/15/29 225,423
240,000 (b) Herc Holdings Inc 7 .000 06/15/30 249,690
310,000 (b) Herc Holdings Inc 7 .250 06/15/33 324,641
150,000 (a),(b) Hertz Corp/The 12 .625 07/15/29 141,407
150,000 (b) Hertz Corp/The 5 .000 12/01/29 73,741
280,000 (b) Hess Midstream Operations LP 6 .500 06/01/29 286,881
120,000 (b) Hess Midstream Operations LP 4 .250 02/15/30 116,383
180,000 (b) Hilton Domestic Operating Co Inc 4 .000 05/01/31 170,464
360,000 (b) Hilton Domestic Operating Co Inc 3 .625 02/15/32 329,574
408,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4 .875 07/01/31 377,570
170,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6 .625 01/15/32 171,973
200,000 (b) HLF Financing Sarl LLC / Herbalife International Inc 7 .750 05/01/33 204,279
175,000 (b) iHeartCommunications Inc 9 .125 05/01/29 175,326
175,000 (b) iHeartCommunications Inc 7 .750 08/15/30 168,437
350,000 (b) Industrial F&B Investments III Inc 7 .750 02/11/33 353,677
140,000 (b) Insight Enterprises Inc 6 .625 05/15/32 138,865
90,000 (b) IQVIA Inc 6 .500 05/15/30 91,854
110,000 (b) Iron Mountain Inc 7 .000 02/15/29 112,414
200,000 (b) Iron Mountain Inc 6 .250 01/15/33 203,097
235,000 (b) Iron Mountain Information Management Services Inc 5 .000 07/15/32 226,906
605,000 (b) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875 09/20/31 563,478
390,000 (b) Kinetik Holdings LP 5 .875 06/15/30 391,319
250,000 (b) Kioxia Holdings Corp 6 .625 07/24/33 261,340
100,000 (b) Kodiak Gas Services LLC 6 .500 10/01/33 102,290
729,000 (b) Kodiak Gas Services LLC 6 .750 10/01/35 757,238
210,000 (b) Lamb Weston Holdings Inc 4 .125 01/31/30 201,187
100,000 (b) Lamb Weston Holdings Inc 4 .375 01/31/32 94,185
1,050,000 (b) Level 3 Financing Inc 6 .875 06/30/33 1,083,633
1,200,000 (b) Level 3 Financing Inc 7 .000 03/31/34 1,244,672
70,000 (b) Level 3 Financing Inc 8 .500 01/15/36 74,971
300,000 (b) Life Time Inc 6 .000 11/15/31 304,537
130,000 (b) LifePoint Health Inc 9 .875 08/15/30 137,825
290,000 (b) LifePoint Health Inc 8 .375 02/15/32 304,266
70,000 (b) LifePoint Health Inc 7 .000 05/01/34 68,255
60,000 (b) Lithia Motors Inc 3 .875 06/01/29 57,504
190,000 (b) Magnera Corp 4 .750 11/15/29 174,030
180,000 (b) Marriott Ownership Resorts Inc 4 .500 06/15/29 172,123
240,000 (b) Marriott Ownership Resorts Inc 6 .500 10/01/33 230,771
400,000 (a),(b) Masterbrand Inc 7 .000 07/15/32 397,826
150,000 (b) Match Group Holdings II LLC 3 .625 10/01/31 134,421
270,000 (b) Match Group Holdings II LLC 6 .125 09/15/33 266,773
745,000 (b) McAfee Corp 7 .375 02/15/30 603,640
500,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 412,230
24,000 (a),(b) Methanex US Operations Inc 6 .250 03/15/32 24,697

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 (b) Mobius Merger Sub Inc 9 .000% 06/01/30 $ 33,946
100,000 (b) MPH Acquisition Holdings LLC 5 .750 12/31/30 82,913
510,000 (b) NCL Corp Ltd 7 .750 02/15/29 532,400
600,000 (b) NCL Corp Ltd 5 .875 01/15/31 583,992
860,000 (b) NCL Corp Ltd 6 .750 02/01/32 855,781
850,000 (a),(b) NCL Corp Ltd 6 .250 09/15/33 822,657
380,000 (b) NCR Atleos Corp 9 .500 04/01/29 404,266
350,000 (b) New Flyer Holdings Inc 9 .250 07/01/30 377,667
310,000 Newell Brands Inc 6 .625 09/15/29 309,787
100,000 (b) Northriver Midstream Finance LP 6 .750 07/15/32 102,387
10,000 (b) Open Text Corp 3 .875 12/01/29 9,013
300,000 (b) Open Text Holdings Inc 4 .125 12/01/31 256,162
120,000 (b) Option Care Health Inc 4 .375 10/31/29 116,142
530,000 (a),(b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 506,503
130,000 (b) Patrick Industries Inc 6 .375 11/01/32 130,798
200,000 (b) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 214,903
237,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 242,950
1,305,000 (b) Performance Food Group Inc 4 .250 08/01/29 1,265,203
700,000 (b) Performance Food Group Inc 6 .125 09/15/32 709,569
850,000 (b) Performance Food Group Inc 5 .625 03/01/34 832,287
420,000 Perrigo Finance Unlimited Co 5 .150 06/15/30 398,359
325,000 (b) Petco Health & Wellness Co Inc 8 .250 02/01/31 328,210
25,000 (b) Phinia Inc 6 .750 04/15/29 25,589
590,000 (b) Post Holdings Inc 4 .500 09/15/31 554,682
315,000 (b) Post Holdings Inc 6 .250 02/15/32 321,016
190,000 (b) Post Holdings Inc 6 .375 03/01/33 189,926
190,000 (b) Post Holdings Inc 6 .250 10/15/34 187,561
80,000 (b) Post Holdings Inc 6 .500 03/15/36 79,474
55,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 55,066
115,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 112,228
298,000 (b) QXO Building Products Inc 6 .750 04/30/32 303,972
200,000 (b) Rakuten Group Inc 9 .750 04/15/29 219,402
200,000 (b),(c) Rakuten Group Inc 8 .125 N/A 204,304
355,000 (b),(c) Rakuten Group Inc 6 .250 N/A 334,987
100,000 (b) RB Global Holdings Inc 6 .750 03/15/28 101,356
110,000 (b) RB Global Holdings Inc 7 .750 03/15/31 114,211
110,000 (b) Resideo Funding Inc 6 .500 07/15/32 111,012
160,000 (b) Reworld Holding Corp 4 .875 12/01/29 152,921
350,000 Rogers Communications Inc 7 .000 04/15/55 357,242
318,000 Rogers Communications Inc 7 .125 04/15/55 328,052
380,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 392,211
1,000,000 (b) Sabre Financial Borrower LLC 11 .125 06/15/29 1,026,517
159,000 (b) Sabre GLBL Inc 10 .750 11/15/29 138,440
201,000 (b) Sabre GLBL Inc 10 .750 03/15/30 173,622
1,205,000 (b) Sabre GLBL Inc 11 .125 07/15/30 1,036,300
270,000 SBA Communications Corp 3 .125 02/01/29 259,916
50,000 (b) Scientific Games Holdings LP/Scientific Games US FinCo Inc 6 .625 03/01/30 42,196
188,000 (b) Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 208,857
270,000 (b) SeaWorld Parks & Entertainment Inc 5 .250 08/15/29 261,034
420,000 (b) Select Medical Corp 6 .250 12/01/32 407,832
220,000 (b) Sensata Technologies BV 4 .000 04/15/29 213,652
200,000 (b) Sensata Technologies BV 5 .875 09/01/30 201,521
500,000 Service Corp International/US 4 .000 05/15/31 472,410
430,000 (b) Sinclair Television Group Inc 8 .125 02/15/33 445,295
213,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 192,819
250,000 (b) Six Flags Entertainment 6 .625 05/01/32 254,447
260,000 Six Flags Entertainment Corp 7 .250 05/15/31 256,361
300,000 (b) SIX FLAGS/CAN WON/MILLEN 8 .625 01/15/32 304,995
300,000 (b) SK Invictus Intermediate II Sarl 5 .000 10/30/29 295,620
170,000 (b) Somnigroup International Inc 4 .000 04/15/29 164,454
610,000 (b) Somnigroup International Inc 3 .875 10/15/31 564,187
100,000 (b) Sonic Automotive Inc 4 .625 11/15/29 97,827

Portfolio of Investments April 30, 2026
(continued)
NUHY

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 200,000 (a),(b) Sonic Automotive Inc 4 .875% 11/15/31 $ 192,294
370,000 (b) Sotera Health Holdings LLC 7 .375 06/01/31 384,593
100,000 South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 105,723
310,000 (b) Stagwell Global LLC 5 .625 08/15/29 294,889
230,000 (b) Stena International SA 7 .250 01/15/31 233,857
220,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .000 06/01/31 211,213
340,000 (b) Summit Midstream Holdings LLC 8 .625 10/31/29 355,493
200,000 (b) Sunoco LP 4 .625 05/01/30 194,509
180,000 (b) Sunoco LP 7 .250 05/01/32 188,519
110,000 (b) Sunoco LP 5 .875 03/15/34 109,605
200,000 (b) Sunoco LP 5 .625 07/15/34 197,310
260,000 (b) Surgery Center Holdings Inc 7 .250 04/15/32 259,306
100,000 TELUS Corp 6 .625 10/15/55 101,117
110,000 TELUS Corp 7 .000 10/15/55 113,776
540,000 (b) Tenneco Inc 8 .000 11/17/28 546,416
240,000 (b) Terex Corp 5 .000 05/15/29 238,368
200,000 (b) TGS ASA 8 .500 01/15/30 208,858
310,000 (b) Thor Industries Inc 4 .000 10/15/29 293,505
200,000 (b) Tidewater Inc 9 .125 07/15/30 215,300
220,000 (b) TopBuild Corp 4 .125 02/15/32 219,923
100,000 (b) TransDigm Inc 6 .750 08/15/28 101,351
450,000 (b) TransDigm Inc 6 .375 03/01/29 458,980
100,000 TransDigm Inc 4 .875 05/01/29 98,824
200,000 (b) TransDigm Inc 6 .875 12/15/30 206,121
200,000 (b) TransDigm Inc 7 .125 12/01/31 207,254
331,000 (b) TransDigm Inc 6 .625 03/01/32 340,166
200,000 (b) TransDigm Inc 6 .000 01/15/33 201,912
400,000 (b) TransDigm Inc 6 .375 05/31/33 403,076
300,000 (b) TransDigm Inc 6 .750 01/31/34 308,189
610,000 (b) TransDigm Inc 6 .125 07/31/34 610,671
200,000 (b) TransMontaigne Partners LLC 8 .500 06/15/30 206,986
250,000 (b) Travel + Leisure Co 4 .500 12/01/29 241,558
100,000 (b) Trinity Industries Inc 7 .750 07/15/28 102,644
220,000 (a),(b) Unisys Corp 10 .625 01/15/31 190,907
500,000 United Airlines Holdings Inc 5 .375 03/01/31 492,807
490,000 (b) United Rentals North America Inc 6 .125 03/15/34 503,510
250,000 (b) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6 .000 01/15/30 241,563
130,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4 .750 04/15/28 129,501
150,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 147,377
44,000 (b) Univision Communications Inc 4 .500 05/01/29 41,981
20,000 (b) Univision Communications Inc 8 .875 04/15/33 20,109
290,000 (b) US Foods Inc 4 .625 06/01/30 283,635
100,000 (b) Vail Resorts Inc 5 .625 07/15/30 99,404
100,000 (b) Vail Resorts Inc 6 .500 05/15/32 102,015
300,000 (b) Valaris Ltd 8 .375 04/30/30 312,831
350,000 Veritiv Operating Co 10 .500 11/30/30 368,821
100,000 (b) Viasat Inc 7 .500 05/30/31 100,220
78,000 (b) Victoria's Secret & Co 4 .625 07/15/29 75,144
325,000 Vodafone Group PLC 4 .125 06/04/81 302,751
640,000 (b) VZ Secured Financing BV 5 .000 01/15/32 560,814
91,000 (b) Weatherford International Ltd 8 ..625 04/30/30 92,904
150,000 (b) WESCO Distribution Inc 6 .375 03/15/29 152,953
200,000 (b) WESCO Distribution Inc 5 .500 04/15/34 199,486
130,000 (b) WEX Inc 6 .500 03/15/33 129,482
100,000 Whirlpool Corp 6 .125 06/15/30 98,063
120,000 (a) Whirlpool Corp 6 .500 06/15/33 114,932
130,000 (b) Williams Scotsman Inc 7 .375 10/01/31 135,393
450,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 475,964
400,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 373,908
180,000 (b) XPO Inc 7 .125 02/01/32 187,708
234,000 Yum! Brands Inc 4 .625 01/31/32 225,121
100,000 (b) Zebra Technologies Corp 6 .500 06/01/32 101,945

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 230,000 (b) ZipRecruiter Inc 5 .000% 01/15/30 $ 150,067
TOTAL INDUSTRIAL 87,906,231
UTILITY - 3.9%
260,000 AES Corp/The 7 .600 01/15/55 264,870
230,000 (b) AltaGas Ltd 7 .200 10/15/54 238,956
109,000 (b) Clearway Energy Operating LLC 3 .750 02/15/31 102,000
200,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 203,000
100,000 Edison International 8 .125 06/15/53 102,593
150,000 EUSHI Finance Inc 6 .250 04/01/56 148,556
150,000 (b) Gates Corp/DE 6 .875 07/01/29 154,311
190,000 (b) Long Ridge Energy LLC 8 .750 02/15/32 203,074
250,000 (b) NRG Energy Inc 6 .000 02/01/33 251,933
300,000 (b) NRG Energy Inc 5 .750 01/15/34 297,784
45,000 (b) NRG Energy Inc 5 .875 05/15/34 44,838
300,000 (b) NRG Energy Inc 6 .250 11/01/34 303,489
620,000 (b) NRG Energy Inc 6 .000 01/15/36 615,757
140,000 (b) NRG Energy Inc 6 .125 05/15/36 139,471
240,000 PacifiCorp 7 .375 09/15/55 243,329
400,000 PacifiCorp 7 .125 08/15/56 398,695
500,000 (b) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 524,075
TOTAL UTILITY 4,236,731
TOTAL CORPORATE DEBT
(Cost $106,064,282) 105,853,767
TOTAL LONG-TERM INVESTMENTS
(Cost $106,064,282) 105,853,767
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
3,474,834 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (e) $ 3,474,834
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,474,834) 3,474,834
TOTAL INVESTMENTS - 101 .0%
(Cost $ 109,539,116 ) 109,328,601
OTHER ASSETS & LIABILITIES, NET - (1.0)% (1,050,514)
NET ASSETS - 100% $ 108,278,087
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,339,169.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $87,561,550 or 80.1% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2026
(continued)
NUHY

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 105,853,767 $ – $ 105,853,767
Investments Purchased with Collateral from Securities
Lending 3,474,834 – – 3,474,834
Total $ 3,474,834 $ 105,853,767 $ – $ 109,328,601
a

Portfolio of Investments April 30, 2026
NUBD
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE DEBT - 24.1%
FINANCIALS - 7.8%
$ 10,000 Aegon Ltd 5 .500% 04/11/48 $ 10,010
100,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 99,188
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,781
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,126
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,499
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 173,667
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .750 01/15/33 146,671
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 8,887
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 9,986
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 20,710
40,000 Aflac Inc 3 .600 04/01/30 38,786
100,000 Allstate Corp/The 3 .850 08/10/49 74,063
50,000 Ally Financial Inc 5 .737 05/15/29 50,761
30,000 Ally Financial Inc 8 .000 11/01/31 33,352
92,000 Ally Financial Inc 8 .000 11/01/31 102,761
40,000 American Assets Trust LP 3 .375 02/01/31 36,369
90,000 American Express Co 1 .650 11/04/26 88,933
50,000 American Express Co 5 .085 01/30/31 50,885
50,000 American Express Co 4 .918 07/20/33 50,119
180,000 American Express Co 5 .625 07/28/34 184,002
50,000 American Express Co 5 .915 04/25/35 51,981
150,000 American Express Co 5 .284 07/26/35 151,913
50,000 American Homes 4 Rent LP 5 .500 07/15/34 50,239
70,000 American International Group Inc 3 .400 06/30/30 66,861
30,000 American International Group Inc 5 .125 03/27/33 30,341
20,000 American International Group Inc 4 .375 06/30/50 16,203
50,000 American Tower Corp 4 .700 12/15/32 49,385
4,000 Ameriprise Financial Inc 2 .875 09/15/26 3,982
30,000 Ameriprise Financial Inc 5 .700 12/15/28 31,005
20,000 Ameriprise Financial Inc 4 .500 05/13/32 19,916
20,000 Ameriprise Financial Inc 5 .200 04/15/35 20,077
10,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 9,855
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 122,791
20,000 Aon Corp / Aon Global Holdings PLC 2 .900 08/23/51 12,153
20,000 Aon Global Ltd 4 .600 06/14/44 17,152
60,000 Aon North America Inc 5 .450 03/01/34 61,316
50,000 Apollo Global Management Inc 5 .150 08/12/35 48,670
20,000 Apollo Global Management Inc 6 .000 12/15/54 19,563
10,000 Ares Management Corp 5 .600 10/11/54 8,966
20,000 Arthur J Gallagher & Co 2 .400 11/09/31 17,587
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 33,999
65,000 Arthur J Gallagher & Co 3 .050 03/09/52 39,891
60,000 Arthur J Gallagher & Co 5 .550 02/15/55 55,789
52,000 Australia & New Zealand Banking Group Ltd/New York NY 3 .919 12/08/28 51,650
10,000 AvalonBay Communities Inc 3 .300 06/01/29 9,686
50,000 AvalonBay Communities Inc 4 .350 12/01/30 49,595
100,000 AvalonBay Communities Inc 5 .300 12/07/33 102,678
20,000 AXIS Specialty Finance LLC 4 .900 01/15/40 19,537
170,000 Banco Santander SA 4 .175 03/24/28 169,446
150,000 Banco Santander SA 3 .490 05/28/30 142,950
40,000 Banco Santander SA 6 .921 08/08/33 43,354
50,000 Bank of America Corp 4 .250 10/22/26 50,009
40,000 Bank of America Corp 1 .734 07/22/27 39,763
40,000 Bank of America Corp 5 .933 09/15/27 40,208
50,000 Bank of America Corp 4 .979 01/24/29 50,402
130,000 Bank of America Corp 2 .087 06/14/29 123,722
150,000 Bank of America Corp 4 .271 07/23/29 149,290
740,000 Bank of America Corp 3 .974 02/07/30 729,115
200,000 Bank of America Corp 2 .592 04/29/31 184,989

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
400,000 Bank of America Corp 2 .651% 03/11/32 $ 363,539
120,000 Bank of America Corp 2 .299 07/21/32 106,132
121,000 Bank of America Corp 2 .972 02/04/33 109,635
310,000 Bank of America Corp 5 .872 09/15/34 325,128
50,000 Bank of America Corp 5 .464 05/09/36 51,043
100,000 Bank of America Corp 5 .489 04/23/37 99,424
50,000 Bank of America Corp 4 .078 04/23/40 43,592
272,000 Bank of America Corp 3 .311 04/22/42 208,414
20,000 Bank of America Corp 2 .831 10/24/51 12,306
250,000 (a) Bank of America Corp 2 .972 07/21/52 158,883
40,000 Bank of Montreal 2 .650 03/08/27 39,508
50,000 Bank of Montreal 5 .717 09/25/28 51,443
50,000 Bank of Montreal 5 .004 01/27/29 50,422
50,000 Bank of Montreal 4 .640 09/10/30 50,159
50,000 Bank of Montreal 4 .350 09/22/31 49,407
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 98,653
50,000 Bank of New York Mellon Corp/The 3 .442 02/07/28 49,708
50,000 Bank of New York Mellon Corp/The 4 .026 01/22/30 49,479
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 50,679
140,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 141,928
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 51,118
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 101,171
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 50,872
50,000 Bank of Nova Scotia/The 4 .338 09/15/31 49,323
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 49,928
60,000 Barclays PLC 4 .836 05/09/28 60,060
30,000 Barclays PLC 5 .501 08/09/28 30,324
200,000 Barclays PLC 5 .367 02/25/31 203,590
40,000 Barclays PLC 2 .894 11/24/32 35,800
60,000 Barclays PLC 5 .746 08/09/33 61,832
200,000 Barclays PLC 6 .692 09/13/34 216,552
210,000 Barclays PLC 5 .335 09/10/35 208,309
60,000 BlackRock Funding Inc 5 .350 01/08/55 57,084
50,000 Blackrock Inc 3 .250 04/30/29 48,717
20,000 Blackrock Inc 2 .400 04/30/30 18,603
30,000 Blackrock Inc 1 .900 01/28/31 26,760
50,000 Blackrock Inc 4 .750 05/25/33 50,391
132,000 Boston Properties LP 2 .900 03/15/30 123,034
30,000 Boston Properties LP 6 .500 01/15/34 31,654
20,000 Brixmor Operating Partnership LP 4 .125 06/15/26 19,990
10,000 Brixmor Operating Partnership LP 3 .900 03/15/27 9,970
50,000 Brixmor Operating Partnership LP 4 .850 02/15/33 49,209
50,000 Brookfield Asset Management Ltd 5 .298 01/15/36 48,784
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 69,161
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,764
60,000 Brookfield Finance Inc 6 .350 01/05/34 63,841
50,000 Brookfield Finance Inc 5 .330 01/15/36 49,174
10,000 Brookfield Finance Inc 5 .968 03/04/54 9,786
20,000 Brown & Brown Inc 2 .375 03/15/31 17,681
60,000 Brown & Brown Inc 5 .650 06/11/34 60,613
50,000 Brown & Brown Inc 5 .550 06/23/35 49,837
50,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 51,141
50,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 49,635
50,000 Canadian Imperial Bank of Commerce 4 .580 09/08/31 49,640
50,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 47,063
55,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 58,779
20,000 Capital One Financial Corp 3 .800 01/31/28 19,777
30,000 Capital One Financial Corp 5 .468 02/01/29 30,468
100,000 Capital One Financial Corp 6 .312 06/08/29 103,407
130,000 Capital One Financial Corp 7 .624 10/30/31 143,523
100,000 Capital One Financial Corp 6 .700 11/29/32 109,043
135,000 Capital One Financial Corp 6 .051 02/01/35 139,978

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 Carlyle Group Inc/The 5 .050% 09/19/35 $ 19,330
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,970
20,000 Cboe Global Markets Inc 3 .000 03/16/32 18,398
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,930
30,000 Charles Schwab Corp/The 4 .000 02/01/29 29,819
110,000 Charles Schwab Corp/The 5 .643 05/19/29 112,855
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,716
20,000 Charles Schwab Corp/The 5 .853 05/19/34 20,991
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,674
50,000 Charles Schwab Corp/The 4 .914 11/14/36 48,793
139,000 Chubb INA Holdings LLC 6 .000 05/11/37 148,295
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,498
800,000 Citigroup Inc 3 .980 03/20/30 786,499
50,000 Citigroup Inc 4 .542 09/19/30 49,813
75,000 Citigroup Inc 2 .666 01/29/31 69,750
190,000 Citigroup Inc 2 .561 05/01/32 170,726
330,000 Citigroup Inc 2 .520 11/03/32 292,483
20,000 Citigroup Inc 3 .057 01/25/33 18,126
100,000 Citigroup Inc 6 .174 05/25/34 104,179
50,000 Citigroup Inc 5 .827 02/13/35 50,932
20,000 Citigroup Inc 5 .449 06/11/35 20,347
50,000 Citigroup Inc 6 .020 01/24/36 51,331
50,000 Citigroup Inc 5 .333 03/27/36 50,187
50,000 Citigroup Inc 5 .174 09/11/36 49,533
50,000 Citigroup Inc 5 .411 09/19/39 49,143
40,000 Citigroup Inc 5 .300 05/06/44 37,139
100,000 Citigroup Inc 5 .612 03/04/56 96,607
32,000 Citizens Financial Group Inc 2 .850 07/27/26 31,885
100,000 Citizens Financial Group Inc 5 .299 01/29/36 99,140
50,000 CME Group Inc 5 .300 09/15/43 49,373
100,000 Cooperatieve Rabobank UA 3 .750 07/21/26 99,817
60,000 Cooperatieve Rabobank UA 5 .750 12/01/43 58,418
50,000 COPT Defense Properties LP 2 .000 01/15/29 46,755
50,000 Cousins Properties LP 5 .375 02/15/32 50,557
20,000 Cousins Properties LP 5 .875 10/01/34 20,355
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 167,912
150,000 Deutsche Bank AG/New York NY 4 .950 08/04/31 149,530
50,000 Deutsche Bank AG/New York NY 3 .742 01/07/33 45,637
70,000 Digital Realty Trust LP 5 .550 01/15/28 71,114
30,000 Elevance Health Inc 3 .650 12/01/27 29,685
50,000 Elevance Health Inc 4 .000 09/15/28 49,578
30,000 Elevance Health Inc 2 .250 05/15/30 27,437
50,000 Elevance Health Inc 5 .500 10/15/32 51,621
50,000 Elevance Health Inc 5 .200 02/15/35 50,048
80,000 Elevance Health Inc 6 .375 06/15/37 86,213
110,000 Elevance Health Inc 4 .650 01/15/43 96,318
10,000 Elevance Health Inc 4 .550 03/01/48 8,297
30,000 Elevance Health Inc 3 .125 05/15/50 19,335
110,000 Elevance Health Inc 4 .550 05/15/52 89,097
5,000 Enstar Finance LLC 5 .500 01/15/42 4,906
7,000 Equitable Holdings Inc 4 .350 04/20/28 6,972
36,000 Equitable Holdings Inc 5 .000 04/20/48 31,218
20,000 ERP Operating LP 3 .000 07/01/29 19,175
40,000 ERP Operating LP 2 .500 02/15/30 37,221
50,000 ERP Operating LP 4 .650 09/15/34 48,805
20,000 Essential Properties LP 2 .950 07/15/31 18,129
60,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 40,176
100,000 Fairfax Financial Holdings Ltd 5 .750 05/20/35 102,369
60,000 Federal Realty OP LP 3 .500 06/01/30 57,419
32,000 Fifth Third Bancorp 1 .707 11/01/27 31,572
20,000 Fifth Third Bancorp 4 .055 04/25/28 19,903
100,000 Fifth Third Bancorp 6 .339 07/27/29 103,552

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Fifth Third Bancorp 5 .631% 01/29/32 $ 51,620
10,000 Fifth Third Financial Corp 4 .000 02/01/29 9,860
60,000 Fifth Third Financial Corp 5 .982 01/30/30 61,875
40,000 First American Financial Corp 2 .400 08/15/31 34,658
40,000 Franklin Resources Inc 1 .600 10/30/30 35,308
50,000 GATX Corp 4 .700 04/01/29 50,127
10,000 GATX Corp 4 .000 06/30/30 9,770
10,000 GATX Corp 1 .900 06/01/31 8,724
30,000 GATX Corp 3 .500 06/01/32 27,722
20,000 GATX Corp 5 .450 09/15/33 20,302
30,000 GATX Corp 6 .050 03/15/34 31,697
20,000 GATX Corp 5 .200 03/15/44 18,377
10,000 Goldman Sachs Group Inc/The 4 .387 06/15/27 9,999
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 101,627
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 577,333
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 178,042
200,000 Goldman Sachs Group Inc/The 5 .094 04/20/34 199,529
140,000 Goldman Sachs Group Inc/The 6 .561 10/24/34 152,110
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 50,187
90,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 88,549
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 50,818
100,000 Goldman Sachs Group Inc/The 4 .939 10/21/36 97,003
100,000 Goldman Sachs Group Inc/The 5 .065 01/21/37 97,764
15,000 Goldman Sachs Group Inc/The 6 .750 10/01/37 16,290
100,000 Goldman Sachs Group Inc/The 5 .387 02/02/41 97,336
80,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 76,994
50,000 Goldman Sachs Group Inc/The 5 .541 01/21/47 47,812
40,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 40,965
100,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 62,171
50,000 Healthpeak OP LLC 2 .125 12/01/28 47,167
70,000 Healthpeak OP LLC 3 .500 07/15/29 67,615
10,000 Healthpeak OP LLC 5 .250 12/15/32 10,093
40,000 Highwoods Realty LP 3 .050 02/15/30 37,045
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,524
50,000 Host Hotels & Resorts LP 5 .700 06/15/32 51,506
110,000 HSBC Holdings PLC 2 .013 09/22/28 106,267
270,000 HSBC Holdings PLC 2 .206 08/17/29 256,071
55,000 HSBC Holdings PLC 2 .848 06/04/31 50,942
250,000 HSBC Holdings PLC 2 .804 05/24/32 226,307
100,000 HSBC Holdings PLC 2 .871 11/22/32 89,879
250,000 HSBC Holdings PLC 6 .547 06/20/34 265,349
200,000 HSBC Holdings PLC 5 .450 03/03/36 201,639
200,000 HSBC Holdings PLC 5 .741 09/10/36 200,846
100,000 HSBC Holdings PLC 5 .133 11/06/36 98,074
10,000 Humana Inc 1 .350 02/03/27 9,793
10,000 Humana Inc 5 .750 12/01/28 10,240
40,000 Humana Inc 4 .875 04/01/30 40,003
10,000 Humana Inc 5 .375 04/15/31 10,137
120,000 (a) Humana Inc 2 .150 02/03/32 103,689
20,000 Humana Inc 4 .950 10/01/44 16,871
10,000 Humana Inc 5 .500 03/15/53 8,731
15,000 Humana Inc 5 .750 04/15/54 13,557
130,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 133,023
40,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 34,505
100,000 ING Groep NV 3 .950 03/29/27 99,828
80,000 ING Groep NV 4 .050 04/09/29 79,064
60,000 ING Groep NV 6 .114 09/11/34 63,575
40,000 ING Groep NV 5 .550 03/19/35 40,728
64,000 Intercontinental Exchange Inc 3 .750 09/21/28 63,157
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 9,981
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 51,533
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 16,905

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
32,000 Intercontinental Exchange Inc 4 .600% 03/15/33 $ 31,698
150,000 Intercontinental Exchange Inc 4 .250 09/21/48 121,256
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 17,923
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 61,116
30,000 Jackson Financial Inc 3 .125 11/23/31 26,862
33,000 Jefferies Financial Group Inc 5 .875 07/21/28 33,716
100,000 Jefferies Financial Group Inc 5 .500 02/15/36 96,300
30,000 JPMorgan Chase & Co 3 .509 01/23/29 29,557
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,402
240,000 JPMorgan Chase & Co 4 .005 04/23/29 238,071
60,000 JPMorgan Chase & Co 5 .581 04/22/30 61,683
570,000 JPMorgan Chase & Co 3 .702 05/06/30 556,563
260,000 JPMorgan Chase & Co 2 .739 10/15/30 244,876
50,000 JPMorgan Chase & Co 4 .603 10/22/30 50,116
648,000 JPMorgan Chase & Co 4 .493 03/24/31 645,674
50,000 JPMorgan Chase & Co 4 .347 01/22/32 49,235
230,000 JPMorgan Chase & Co 2 .545 11/08/32 204,676
50,000 JPMorgan Chase & Co 5 .717 09/14/33 51,882
50,000 JPMorgan Chase & Co 4 .946 10/22/35 49,438
50,000 JPMorgan Chase & Co 4 .898 01/22/37 48,741
200,000 JPMorgan Chase & Co 5 .148 04/23/37 198,805
130,000 JPMorgan Chase & Co 3 .109 04/22/41 99,430
270,000 JPMorgan Chase & Co 3 .157 04/22/42 203,960
20,000 KeyBank NA/Cleveland OH 6 .950 02/01/28 20,755
30,000 KeyBank NA/Cleveland OH 3 .900 04/13/29 29,339
60,000 KeyCorp 2 .250 04/06/27 58,929
70,000 KeyCorp 6 .401 03/06/35 74,420
20,000 Kilroy Realty LP 4 .750 12/15/28 19,829
30,000 Kilroy Realty LP 2 .500 11/15/32 24,726
20,000 Kimco Realty OP LLC 3 .800 04/01/27 19,951
100,000 Kimco Realty OP LLC 2 .250 12/01/31 88,415
175,000 (a) Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 172,880
5,000 Lazard Group LLC 4 .500 09/19/28 4,982
40,000 Lazard Group LLC 5 .625 08/01/35 39,952
10,000 Legg Mason Inc 5 .625 01/15/44 9,751
20,000 Lloyds Banking Group PLC 4 .818 06/13/29 20,123
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 206,394
100,000 Lloyds Banking Group PLC 5 .679 01/05/35 103,092
100,000 Lloyds Banking Group PLC 4 .943 11/04/36 96,514
20,000 LPL Holdings Inc 6 .750 11/17/28 20,929
60,000 LPL Holdings Inc 5 .150 06/15/30 60,409
5,000 LXP Industrial Trust 6 .750 11/15/28 5,226
40,000 LXP Industrial Trust 2 .375 10/01/31 34,829
30,000 M&T Bank Corp 7 .413 10/30/29 31,974
60,000 M&T Bank Corp 6 .082 03/13/32 62,881
50,000 M&T Bank Corp 5 .385 01/16/36 49,821
50,000 Manulife Financial Corp 5 .375 03/04/46 47,986
22,000 Markel Group Inc 3 .350 09/17/29 21,085
19,000 Markel Group Inc 5 .000 04/05/46 16,657
20,000 Marsh & McLennan Cos Inc 4 .375 03/15/29 20,011
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 108,739
20,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 20,222
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 18,901
40,000 Marsh & McLennan Cos Inc 4 .350 01/30/47 32,709
70,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 55,909
60,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 56,514
20,000 MetLife Inc 10 .750 08/01/39 25,967
10,000 MetLife Inc 5 .875 02/06/41 10,329
220,000 MetLife Inc 4 .875 11/13/43 199,629
50,000 MetLife Inc 5 .250 01/15/54 46,369
200,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 198,999
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 149,039

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
10,000 Mitsubishi UFJ Financial Group Inc 4 .080% 04/19/28 $ 9,971
10,000 Mitsubishi UFJ Financial Group Inc 5 .258 04/17/30 10,174
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 204,953
200,000 Mitsubishi UFJ Financial Group Inc 5 .325 04/21/37 199,657
5,000 Mitsubishi UFJ Financial Group Inc 4 .286 07/26/38 4,635
20,000 Mitsubishi UFJ Financial Group Inc 3 .751 07/18/39 16,885
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,961
70,000 Mizuho Financial Group Inc 4 .254 09/11/29 69,576
110,000 Mizuho Financial Group Inc 2 .869 09/13/30 103,890
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,905
30,000 Mizuho Financial Group Inc 5 .754 05/27/34 31,172
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 205,364
10,000 Mizuho Financial Group Inc 5 .323 07/08/36 10,034
50,000 Morgan Stanley 4 .350 09/08/26 49,987
10,000 Morgan Stanley 1 .512 07/20/27 9,939
60,000 Morgan Stanley 5 .652 04/13/28 60,672
50,000 Morgan Stanley 4 .210 04/20/28 49,896
10,000 Morgan Stanley 3 .591 07/22/28 9,889
517,000 Morgan Stanley 3 .772 01/24/29 510,476
10,000 Morgan Stanley 5 .123 02/01/29 10,103
90,000 Morgan Stanley 5 .164 04/20/29 91,023
301,000 Morgan Stanley 4 .431 01/23/30 299,539
60,000 Morgan Stanley 5 .656 04/18/30 61,634
25,000 Morgan Stanley 4 .654 10/18/30 24,958
120,000 Morgan Stanley 3 .622 04/01/31 115,341
100,000 Morgan Stanley 4 .493 01/16/32 98,397
100,000 Morgan Stanley 4 .708 03/12/32 99,228
75,000 Morgan Stanley 7 .250 04/01/32 85,062
310,000 Morgan Stanley 2 .239 07/21/32 272,753
130,000 Morgan Stanley 5 .424 07/21/34 132,493
100,000 Morgan Stanley 6 .627 11/01/34 108,957
50,000 Morgan Stanley 5 .831 04/19/35 52,022
133,000 Morgan Stanley 5 .320 07/19/35 134,060
50,000 Morgan Stanley 5 .587 01/18/36 51,256
50,000 Morgan Stanley 5 .664 04/17/36 51,363
100,000 Morgan Stanley 2 .484 09/16/36 86,566
100,000 Morgan Stanley 4 .892 10/22/36 97,028
100,000 Morgan Stanley 5 .296 04/10/37 99,400
110,000 Morgan Stanley 5 .942 02/07/39 113,259
20,000 Morgan Stanley 4 .300 01/27/45 16,723
50,000 Morgan Stanley 5 .516 11/19/55 47,579
20,000 Morgan Stanley Bank NA 4 .952 01/14/28 20,079
135,000 Nasdaq Inc 5 .550 02/15/34 139,463
150,000 National Australia Bank Ltd/New York 4 .308 06/13/28 150,434
80,000 NatWest Group PLC 4 .892 05/18/29 80,520
110,000 NatWest Group PLC 5 .808 09/13/29 113,047
100,000 NatWest Group PLC 5 .076 01/27/30 101,141
10,000 NatWest Group PLC 4 .445 05/08/30 9,945
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,110
120,000 Nomura Holdings Inc 2 .172 07/14/28 113,970
30,000 Nomura Holdings Inc 2 .999 01/22/32 27,052
80,000 Nomura Holdings Inc 6 .181 01/18/33 84,594
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,560
20,000 Northern Trust Corp 3 .150 05/03/29 19,380
100,000 Northern Trust Corp 1 .950 05/01/30 91,222
90,000 Omega Healthcare Investors Inc 4 .750 01/15/28 90,062
40,000 ORIX Corp 3 .700 07/18/27 39,666
50,000 ORIX Corp 4 .450 09/09/30 49,579
40,000 ORIX Corp 2 .250 03/09/31 35,642
20,000 ORIX Corp 4 .000 04/13/32 19,127
10,000 ORIX Corp 5 .200 09/13/32 10,175
10,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 10,304

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 Piedmont Operating Partnership LP 3 .150% 08/15/30 $ 18,207
50,000 Piedmont Operating Partnership LP 5 .625 01/15/33 49,214
10,000 PNC Bank NA 3 .100 10/25/27 9,849
90,000 PNC Bank NA 4 .050 07/26/28 89,298
20,000 PNC Bank NA 2 .700 10/22/29 18,822
100,000 PNC Financial Services Group Inc/The 5 .582 06/12/29 102,413
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,042
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 49,929
140,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 154,839
60,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 61,845
50,000 PNC Financial Services Group Inc/The 5 .401 07/23/35 50,737
10,000 Principal Financial Group Inc 2 .125 06/15/30 9,066
30,000 Principal Financial Group Inc 4 .625 09/15/42 26,101
44,000 Progressive Corp/The 3 .200 03/26/30 42,119
40,000 Progressive Corp/The 3 .000 03/15/32 36,651
60,000 Progressive Corp/The 4 .200 03/15/48 48,101
61,000 Prologis LP 3 .875 09/15/28 60,402
60,000 Prologis LP 2 .875 11/15/29 57,037
50,000 Prologis LP 4 .750 01/15/31 50,516
20,000 Prologis LP 1 .750 02/01/31 17,631
50,000 Prologis LP 4 .250 06/15/31 49,195
50,000 Prologis LP 4 .900 06/15/36 48,843
20,000 Prologis LP 4 .375 09/15/48 16,405
30,000 Prologis LP 5 .250 06/15/53 27,957
50,000 Prologis LP 5 .250 03/15/54 46,526
20,000 Prudential Financial Inc 3 .878 03/27/28 19,877
30,000 (a) Prudential Financial Inc 2 .100 03/10/30 27,677
70,000 Prudential Financial Inc 3 .000 03/10/40 53,050
20,000 Prudential Financial Inc 4 .500 09/15/47 19,595
128,000 Prudential Financial Inc 3 .905 12/07/47 96,608
20,000 Prudential Financial Inc 4 .418 03/27/48 16,261
20,000 Prudential Financial Inc 3 .700 10/01/50 18,446
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 28,329
90,000 Public Storage Operating Co 5 .125 01/15/29 91,941
50,000 Public Storage Operating Co 5 .000 07/01/35 49,862
60,000 Raymond James Financial Inc 4 .950 07/15/46 53,451
32,000 Realty Income Corp 3 .200 02/15/31 30,003
100,000 Realty Income Corp 4 .500 02/01/33 97,779
50,000 Regency Centers LP 5 .250 01/15/34 50,592
20,000 Regions Financial Corp 1 .800 08/12/28 18,813
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 29,973
49,000 Reinsurance Group of America Inc 3 .900 05/15/29 47,991
23,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 23,682
100,000 Royal Bank of Canada 1 .150 07/14/26 99,458
50,000 Royal Bank of Canada 4 .969 08/02/30 50,616
50,000 Royal Bank of Canada 4 .650 10/18/30 50,142
140,000 Royal Bank of Canada 5 .153 02/04/31 142,288
50,000 Royal Bank of Canada 4 .305 11/03/31 49,174
50,000 Royal Bank of Canada 4 .612 05/03/32 49,704
100,000 Santander Holdings USA Inc 2 .490 01/06/28 98,571
20,000 Santander Holdings USA Inc 6 .565 06/12/29 20,688
10,000 Santander Holdings USA Inc 5 .353 09/06/30 10,106
140,000 Santander UK Group Holdings PLC 4 .858 09/11/30 140,180
30,000 Selective Insurance Group Inc 5 .900 04/15/35 31,048
160,000 State Street Corp 2 .400 01/24/30 150,113
100,000 State Street Corp 4 .558 04/23/32 99,518
50,000 State Street Corp 4 .675 10/22/32 49,988
100,000 State Street Corp 5 .094 04/24/37 99,176
10,000 Stewart Information Services Corp 3 .600 11/15/31 8,905
10,000 Sumisho Air Lease Corp 5 .300 02/01/28 10,106
10,000 Sumisho Air Lease Corp 4 .625 10/01/28 9,973
80,000 Sumisho Air Lease Corp 3 .125 12/01/30 73,925

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Sumisho Air Lease Corp 5 .200% 07/15/31 $ 50,278
50,000 Sumitomo Mitsui Financial Group Inc 2 .632 07/14/26 49,862
260,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 257,275
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 88,819
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 159,030
10,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 8,749
50,000 Sumitomo Mitsui Financial Group Inc 5 .558 07/09/34 51,407
70,000 Sumitomo Mitsui Financial Group Inc 5 .836 07/09/44 69,571
70,000 Synchrony Financial 5 .935 08/02/30 71,401
50,000 Synchrony Financial 6 .000 07/29/36 49,746
100,000 Toronto-Dominion Bank/The 5 .523 07/17/28 102,402
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 50,567
100,000 Toronto-Dominion Bank/The 4 .411 01/13/31 99,183
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,754
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 51,311
50,000 Toronto-Dominion Bank/The 4 .928 10/15/35 48,964
20,000 Travelers Cos Inc/The 5 .350 11/01/40 19,856
72,000 Travelers Cos Inc/The 4 .600 08/01/43 63,791
20,000 Travelers Cos Inc/The 3 .750 05/15/46 15,309
20,000 Travelers Cos Inc/The 4 .000 05/30/47 15,808
10,000 Travelers Cos Inc/The 4 .050 03/07/48 7,925
10,000 Travelers Cos Inc/The 5 .450 05/25/53 9,597
100,000 Truist Financial Corp 1 .887 06/07/29 94,779
100,000 Truist Financial Corp 7 .161 10/30/29 106,091
50,000 Truist Financial Corp 5 .071 05/20/31 50,619
100,000 Truist Financial Corp 4 .597 01/27/32 99,008
50,000 Truist Financial Corp 4 .680 04/23/32 49,552
50,000 Truist Financial Corp 5 .153 08/05/32 50,656
50,000 Truist Financial Corp 4 .964 10/23/36 48,312
50,000 Truist Financial Corp 5 .281 04/23/37 49,299
200,000 UBS AG/London 5 .650 09/11/28 206,139
10,000 UBS Americas Inc 7 .125 07/15/32 11,163
10,000 UBS Group AG 4 .875 05/15/45 8,971
50,000 Unum Group 5 .250 12/15/35 49,161
320,000 US Bancorp 5 .384 01/23/30 327,235
170,000 US Bancorp 5 .678 01/23/35 175,683
1,000 Ventas Realty LP 3 .850 04/01/27 997
50,000 Ventas Realty LP 5 .100 07/15/32 50,556
50,000 Ventas Realty LP 5 .000 02/15/36 49,027
39,000 Voya Financial Inc 4 .800 06/15/46 33,510
20,000 Voya Financial Inc 4 .700 01/23/48 19,354
10,000 Welltower OP LLC 2 .750 01/15/31 9,214
100,000 Welltower OP LLC 5 .125 07/01/35 100,265
110,000 Westpac Banking Corp 1 .953 11/20/28 104,094
10,000 Westpac Banking Corp 2 .650 01/16/30 9,436
100,000 Westpac Banking Corp 2 .150 06/03/31 89,853
116,000 Westpac Banking Corp 4 .322 11/23/31 115,732
50,000 Westpac Banking Corp 5 .618 11/20/35 50,753
30,000 Willis North America Inc 4 .500 09/15/28 29,960
40,000 Willis North America Inc 2 .950 09/15/29 37,927
50,000 Willis North America Inc 5 .900 03/05/54 48,813
10,000 WP Carey Inc 2 .400 02/01/31 8,960
50,000 WP Carey Inc 2 .450 02/01/32 43,880
30,000 Zions Bancorp NA 3 .250 10/29/29 27,940
10,000 Zions Bancorp NA 6 .816 11/19/35 10,441
TOTAL FINANCIALS 35,238,626
INDUSTRIAL - 13.9%
30,000 3M Co 3 .375 03/01/29 29,178
28,000 3M Co 2 .375 08/26/29 26,284
100,000 3M Co 3 .050 04/15/30 94,680
30,000 3M Co 5 .700 03/15/37 31,143
10,000 3M Co 3 .625 10/15/47 7,256

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 3M Co 3 .250% 08/26/49 $ 13,478
30,000 ABB Finance USA Inc 3 .800 04/03/28 29,791
200,000 AbbVie Inc 4 .800 03/15/27 201,193
192,000 AbbVie Inc 4 .650 03/15/28 193,630
150,000 AbbVie Inc 4 .950 03/15/31 153,087
170,000 AbbVie Inc 5 .050 03/15/34 172,352
150,000 AbbVie Inc 5 .350 03/15/44 145,522
230,000 AbbVie Inc 5 .400 03/15/54 218,281
160,000 AbbVie Inc 5 .500 03/15/64 151,717
100,000 Accenture Capital Inc 4 .250 10/04/31 98,579
18,000 Adobe Inc 2 .150 02/01/27 17,759
70,000 Adobe Inc 4 .800 04/04/29 70,969
50,000 Adobe Inc 4 .950 01/17/30 50,956
80,000 Agilent Technologies Inc 2 .100 06/04/30 72,540
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 87,017
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 9,125
40,000 Air Products and Chemicals Inc 4 .900 10/11/32 40,541
50,000 Air Products and Chemicals Inc 4 .800 03/03/33 50,423
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,363
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 40,834
10,000 Amcor Finance USA Inc 4 .500 05/15/28 10,012
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 55,438
50,000 Amcor Flexibles North America Inc 2 .690 05/25/31 45,333
10,000 America Movil SAB de CV 2 .875 05/07/30 9,338
150,000 America Movil SAB de CV 4 .700 07/21/32 149,029
30,000 America Movil SAB de CV 6 .375 03/01/35 32,582
30,000 America Movil SAB de CV 6 .125 11/15/37 31,720
40,000 American Honda Finance Corp 2 .300 09/09/26 39,738
60,000 American Honda Finance Corp 4 .900 03/13/29 60,433
50,000 American Honda Finance Corp 4 .500 09/04/30 49,370
90,000 American Honda Finance Corp 5 .850 10/04/30 93,531
120,000 American Honda Finance Corp 5 .050 07/10/31 120,710
10,000 American Tower Corp 1 .450 09/15/26 9,893
10,000 American Tower Corp 3 .375 10/15/26 9,961
30,000 American Tower Corp 3 .600 01/15/28 29,573
40,000 American Tower Corp 1 .500 01/31/28 38,039
110,000 American Tower Corp 5 .250 07/15/28 111,730
50,000 American Tower Corp 5 .800 11/15/28 51,508
70,000 American Tower Corp 2 .900 01/15/30 65,893
20,000 American Tower Corp 1 .875 10/15/30 17,765
110,000 American Tower Corp 4 .050 03/15/32 105,866
20,000 American Tower Corp 3 .700 10/15/49 14,453
30,000 American Tower Corp 3 .100 06/15/50 19,238
60,000 Amgen Inc 5 .150 03/02/28 60,830
140,000 Amgen Inc 3 .000 02/22/29 135,230
10,000 Amgen Inc 5 .250 03/02/30 10,253
138,000 Amgen Inc 2 .300 02/25/31 124,861
120,000 Amgen Inc 2 .000 01/15/32 103,857
20,000 Amgen Inc 5 .750 03/15/40 20,523
20,000 Amgen Inc 4 .950 10/01/41 18,582
377,000 Amgen Inc 5 .600 03/02/43 371,816
160,000 Amgen Inc 4 .400 05/01/45 134,807
30,000 Amgen Inc 4 .563 06/15/48 25,057
120,000 Amgen Inc 4 .663 06/15/51 100,480
30,000 Amgen Inc 5 .650 03/02/53 28,849
10,000 Analog Devices Inc 3 .500 12/05/26 9,970
50,000 Analog Devices Inc 1 .700 10/01/28 47,163
20,000 Analog Devices Inc 2 .100 10/01/31 17,677
10,000 Analog Devices Inc 5 .050 04/01/34 10,194
80,000 Analog Devices Inc 5 .300 04/01/54 75,925
459,000 Apple Inc 1 .650 02/08/31 409,980
700,000 (a) Apple Inc 4 .500 02/23/36 698,336

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
300,000 Apple Inc 2 .375% 02/08/41 $ 212,792
20,000 Apple Inc 4 .450 05/06/44 17,766
50,000 Applied Materials Inc 4 .000 01/15/31 49,058
32,000 Applied Materials Inc 5 .100 10/01/35 32,529
50,000 Applied Materials Inc 4 .600 01/15/36 48,510
26,000 Applied Materials Inc 4 .350 04/01/47 21,998
50,000 AppLovin Corp 5 .500 12/01/34 49,981
50,000 AptarGroup Inc 4 .750 03/30/31 49,653
75,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 54,562
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,919
40,000 Archer-Daniels-Midland Co 3 .250 03/27/30 38,324
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 71,767
24,000 Arrow Electronics Inc 2 .950 02/15/32 21,369
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,287
49,000 AstraZeneca PLC 1 .375 08/06/30 43,369
272,000 AstraZeneca PLC 6 .450 09/15/37 303,094
20,000 AstraZeneca PLC 4 .375 11/16/45 17,255
30,000 AstraZeneca PLC 2 .125 08/06/50 16,385
230,000 AT&T Inc 4 .700 08/15/30 231,615
350,000 AT&T Inc 2 .550 12/01/33 295,919
200,000 AT&T Inc 5 .400 02/15/34 203,811
350,000 AT&T Inc 5 .375 08/15/35 352,875
100,000 AT&T Inc 4 .900 11/01/35 97,270
85,000 AT&T Inc 6 .000 08/15/40 86,757
15,000 AT&T Inc 6 .375 03/01/41 15,753
100,000 AT&T Inc 5 .550 11/01/45 93,858
50,000 AT&T Inc 5 .850 04/30/46 48,240
133,000 AT&T Inc 5 .700 11/01/54 123,374
410,000 AT&T Inc 6 .050 08/15/56 398,905
40,000 Atlassian Corp 5 .500 05/15/34 39,035
50,000 Augusta SpinCo Corp 4 .945 03/23/33 49,757
80,000 Autodesk Inc 2 .400 12/15/31 70,485
50,000 Automatic Data Processing Inc 4 .750 05/08/32 50,386
30,000 AutoNation Inc 1 .950 08/01/28 28,305
60,000 AutoNation Inc 4 .750 06/01/30 59,737
20,000 AutoNation Inc 3 .850 03/01/32 18,662
50,000 AutoZone Inc 4 .500 02/01/28 50,106
120,000 AutoZone Inc 5 .200 08/01/33 121,411
70,000 Avery Dennison Corp 2 .250 02/15/32 60,928
10,000 Baidu Inc 3 .425 04/07/30 9,676
80,000 Baidu Inc 2 .375 10/09/30 73,864
50,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .337 12/15/27 49,271
125,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 120,192
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 30,017
70,000 Baxter International Inc 1 .730 04/01/31 59,020
100,000 Baxter International Inc 2 .539 02/01/32 84,964
20,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 20,057
60,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 60,276
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 40,259
80,000 Berry Global Inc 5 .500 04/15/28 81,460
20,000 Berry Global Inc 5 .650 01/15/34 20,503
30,000 Biogen Inc 2 .250 05/01/30 27,443
50,000 Biogen Inc 5 .750 05/15/35 52,074
70,000 Biogen Inc 3 .150 05/01/50 44,583
40,000 Block Financial LLC 2 .500 07/15/28 37,890
50,000 Boardwalk Pipelines LP 5 .375 02/15/36 49,598
50,000 Booking Holdings Inc 3 .600 06/01/26 49,980
20,000 Booz Allen Hamilton Inc 5 .950 08/04/33 20,420
60,000 (a) Booz Allen Hamilton Inc 5 .950 04/15/35 60,462
62,000 BorgWarner Inc 2 .650 07/01/27 60,770
84,000 Boston Scientific Corp 6 .250 11/15/35 92,246
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,944

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Bristol-Myers Squibb Co 1 .125% 11/13/27 $ 19,150
90,000 Bristol-Myers Squibb Co 1 .450 11/13/30 79,250
70,000 Bristol-Myers Squibb Co 5 .900 11/15/33 74,989
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 498,857
70,000 Bristol-Myers Squibb Co 4 .550 02/20/48 59,218
21,000 British Telecommunications PLC 5 .125 12/04/28 21,287
60,000 British Telecommunications PLC 9 .625 12/15/30 71,543
50,000 Broadcom Inc 4 .200 10/15/30 49,380
50,000 Broadcom Inc 4 .300 01/15/31 49,599
50,000 Broadcom Inc 5 .150 11/15/31 51,184
50,000 Broadcom Inc 4 .550 02/15/32 49,690
292,000 (b) Broadcom Inc 4 .150 04/15/32 283,250
485,000 Broadcom Inc 4 .300 11/15/32 473,553
50,000 Broadcom Inc 4 .600 01/15/33 49,419
280,000 (b) Broadcom Inc 3 .187 11/15/36 234,950
50,000 Broadcom Inc 5 .700 01/15/56 49,707
60,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 53,616
50,000 Brunswick Corp/DE 4 .400 09/15/32 47,368
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,905
20,000 Bunge Ltd Finance Corp 3 .750 09/25/27 19,849
60,000 Bunge Ltd Finance Corp 4 .550 08/04/30 59,848
60,000 Bunge Ltd Finance Corp 2 .750 05/14/31 54,836
30,000 Cabot Corp 5 .000 06/30/32 30,055
15,000 Campbell's Company/The 3 .125 04/24/50 8,965
20,000 Campbell's Company/The 5 .250 10/13/54 16,460
50,000 Canadian National Railway Co 4 .200 03/12/31 49,359
10,000 Canadian National Railway Co 3 .850 08/05/32 9,571
10,000 Canadian National Railway Co 6 .250 08/01/34 10,872
70,000 Canadian National Railway Co 6 .375 11/15/37 77,336
40,000 Canadian National Railway Co 4 .450 01/20/49 33,585
15,000 Canadian National Railway Co 2 .450 05/01/50 8,763
50,000 Cardinal Health Inc 4 .500 09/15/30 49,742
120,000 Cardinal Health Inc 4 .500 11/15/44 100,182
10,000 Cardinal Health Inc 4 .900 09/15/45 8,785
43,000 Carlisle Cos Inc 2 .200 03/01/32 37,212
25,000 Carlisle Cos Inc 5 .250 09/15/35 25,096
10,000 Carrier Global Corp 2 .700 02/15/31 9,201
70,000 Carrier Global Corp 5 .900 03/15/34 73,793
112,000 Carrier Global Corp 3 .377 04/05/40 89,354
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,023
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,536
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,048
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,367
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 50,217
50,000 Caterpillar Financial Services Corp 3 .950 11/14/28 49,798
50,000 Caterpillar Financial Services Corp 4 .150 01/08/31 49,535
50,000 Caterpillar Inc 2 .600 09/19/29 47,405
30,000 Caterpillar Inc 5 .200 05/15/35 30,752
90,000 Caterpillar Inc 3 .803 08/15/42 74,707
37,000 Caterpillar Inc 3 .250 09/19/49 25,906
70,000 CBRE Services Inc 4 .900 01/15/33 69,194
30,000 CBRE Services Inc 5 .950 08/15/34 31,308
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 110,888
160,000 Cencora Inc 5 .125 02/15/34 160,625
50,000 Cencora Inc 5 .150 02/15/35 50,191
30,000 CF Industries Inc 5 .150 03/15/34 29,957
20,000 CF Industries Inc 4 .950 06/01/43 17,991
12,000 CF Industries Inc 5 .375 03/15/44 11,268
20,000 CGI Inc 1 .450 09/14/26 19,786
40,000 CH Robinson Worldwide Inc 4 .200 04/15/28 39,725
62,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 62,267
10,000 Cheniere Energy Inc 4 .625 10/15/28 9,967

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
16,000 Cheniere Energy Inc 5 .650% 04/15/34 $ 16,483
50,000 (b) Cheniere Energy Inc 5 .200 07/30/36 49,430
160,000 Cheniere Energy Partners LP 5 .950 06/30/33 167,920
30,000 Choice Hotels International Inc 5 .850 08/01/34 30,329
70,000 Church & Dwight Co Inc 3 .150 08/01/27 69,133
300,000 Cigna Group/The 3 .050 10/15/27 294,630
130,000 Cigna Group/The 4 .800 08/15/38 122,232
10,000 Cigna Group/The 6 .125 11/15/41 10,364
50,000 Cigna Group/The 3 .875 10/15/47 37,724
20,000 Cigna Group/The 5 .600 02/15/54 18,948
160,000 Cigna Group/The 6 .000 01/15/56 159,968
60,000 Cintas Corp No 2 4 .200 05/01/28 59,971
308,000 Cisco Systems Inc 2 .500 09/20/26 306,406
30,000 Cisco Systems Inc 5 .500 01/15/40 30,594
130,000 Cisco Systems Inc 5 .300 02/26/54 122,028
60,000 Cisco Systems Inc 5 .500 02/24/55 57,979
50,000 Clorox Co/The 4 .400 05/01/29 49,855
20,000 Clorox Co/The 1 .800 05/15/30 17,912
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,881
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 50,037
15,000 CNH Industrial Capital LLC 4 .500 10/16/30 14,829
20,000 CNH Industrial NV 3 .850 11/15/27 19,831
10,000 Coca-Cola Co/The 3 .375 03/25/27 9,958
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,869
10,000 Coca-Cola Co/The 1 .500 03/05/28 9,577
140,000 Coca-Cola Co/The 1 .000 03/15/28 132,539
170,000 Coca-Cola Co/The 1 .650 06/01/30 153,749
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,750
45,000 Coca-Cola Co/The 2 .875 05/05/41 34,018
130,000 Coca-Cola Co/The 3 .000 03/05/51 85,201
50,000 Coca-Cola Co/The 5 .300 05/13/54 47,754
80,000 Coca-Cola Co/The 2 .750 06/01/60 45,642
70,000 Colgate-Palmolive Co 3 .250 08/15/32 65,895
190,000 Comcast Corp 3 .400 04/01/30 182,400
250,000 (a) Comcast Corp 1 .500 02/15/31 216,838
80,000 Comcast Corp 5 .500 11/15/32 83,077
90,000 Comcast Corp 4 .800 05/15/33 89,409
39,000 (b) Comcast Corp 5 .168 01/15/37 38,019
175,000 Comcast Corp 6 .450 03/15/37 189,521
381,000 Comcast Corp 3 .750 04/01/40 308,723
20,000 Comcast Corp 4 .049 11/01/52 14,283
75,000 (a) Comcast Corp 5 .650 06/01/54 68,507
50,000 Comcast Corp 6 .050 05/15/55 49,134
360,000 Comcast Corp 2 .987 11/01/63 189,440
80,000 Conagra Brands Inc 8 .250 09/15/30 90,376
50,000 Conagra Brands Inc 5 .300 11/01/38 46,580
10,000 Conagra Brands Inc 5 .400 11/01/48 8,538
50,000 (a) Concentrix Corp 6 .850 08/02/33 45,637
70,000 Corning Inc 5 .350 11/15/48 65,541
15,000 Corning Inc 3 .900 11/15/49 11,251
10,000 Corning Inc 4 .375 11/15/57 7,837
42,000 Costco Wholesale Corp 1 .375 06/20/27 40,823
12,000 Costco Wholesale Corp 1 .600 04/20/30 10,870
50,000 CRH America Finance Inc 4 .400 02/09/31 49,374
20,000 Crown Castle Inc 3 .700 06/15/26 19,984
114,000 Crown Castle Inc 3 .300 07/01/30 107,363
10,000 Crown Castle Inc 2 .100 04/01/31 8,766
150,000 Crown Castle Inc 2 .500 07/15/31 132,897
60,000 Crown Castle Inc 2 .900 04/01/41 43,047
30,000 Crown Castle Inc 3 .250 01/15/51 19,351
55,000 CSX Corp 4 .250 03/15/29 54,952
30,000 CSX Corp 6 .000 10/01/36 32,187

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 CSX Corp 6 .150% 05/01/37 $ 21,639
20,000 CSX Corp 6 .220 04/30/40 21,645
130,000 CSX Corp 4 .100 03/15/44 107,172
30,000 CSX Corp 3 .800 11/01/46 23,073
90,000 CSX Corp 4 .750 11/15/48 78,346
10,000 CSX Corp 3 .800 04/15/50 7,427
62,000 CSX Corp 4 .250 11/01/66 46,667
60,000 Cummins Inc 4 .250 05/09/28 60,093
39,000 Cummins Inc 1 .500 09/01/30 34,641
112,000 Cummins Inc 2 .600 09/01/50 66,669
100,000 Danaher Corp 2 .800 12/10/51 61,421
10,000 DCP Midstream Operating LP 5 .625 07/15/27 10,099
70,000 DCP Midstream Operating LP 5 .125 05/15/29 71,010
60,000 Deere & Co 5 .450 01/16/35 62,437
130,000 Deere & Co 3 .900 06/09/42 110,136
20,000 Dell Inc 6 .500 04/15/38 21,542
50,000 Dell International LLC / EMC Corp 6 .100 07/15/27 50,893
30,000 Dell International LLC / EMC Corp 5 .250 02/01/28 30,425
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,297
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,811
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,555
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 133,312
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 15,069
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 136,404
13,000 Delta Air Lines 2020-1 Class AA Pass Through Trust 2020 A 2 .000 06/10/28 12,944
40,000 Delta Air Lines Inc 4 .375 04/19/28 39,768
50,000 Delta Air Lines Inc 5 .250 07/10/30 50,390
30,000 DH Europe Finance II Sarl 3 .400 11/15/49 21,114
130,000 Dollar General Corp 3 .500 04/03/30 124,264
92,000 Dollar Tree Inc 3 .375 12/01/51 59,528
30,000 Dover Corp 5 .375 10/15/35 31,155
10,000 Dow Chemical Co/The 2 .100 11/15/30 8,846
91,000 Dow Chemical Co/The 4 .250 10/01/34 83,342
60,000 Dow Chemical Co/The 5 .650 03/15/36 59,789
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,861
30,000 Dow Chemical Co/The 4 .375 11/15/42 23,867
10,000 Dow Chemical Co/The 6 .900 05/15/53 10,326
30,000 Dow Chemical Co/The 5 .600 02/15/54 26,116
60,000 Dow Chemical Co/The 5 .950 03/15/55 54,884
70,000 DR Horton Inc 1 .300 10/15/26 69,125
70,000 DuPont de Nemours Inc 5 .319 11/15/38 69,001
3,000 DuPont de Nemours Inc 5 .419 11/15/48 2,791
16,000 DXC Technology Co 1 .800 09/15/26 15,837
50,000 Eagle Materials Inc 5 .000 03/15/36 48,088
60,000 Eastman Chemical Co 5 .750 03/08/33 62,340
30,000 Eastman Chemical Co 4 .800 09/01/42 26,342
48,000 Eaton Corp 3 .103 09/15/27 47,358
62,000 Eaton Corp 4 .000 11/02/32 60,130
114,000 eBay Inc 2 .700 03/11/30 106,394
50,000 eBay Inc 5 .125 11/06/35 49,406
20,000 eBay Inc 3 .650 05/10/51 14,143
46,000 Ecolab Inc 3 .250 12/01/27 45,423
10,000 Ecolab Inc 4 .800 03/24/30 10,149
10,000 Ecolab Inc 1 .300 01/30/31 8,658
50,000 Ecolab Inc 5 .000 09/01/35 50,354
50,000 Eli Lilly & Co 4 .550 02/12/28 50,347
25,000 Eli Lilly & Co 3 .375 03/15/29 24,474
100,000 Eli Lilly & Co 4 .550 10/15/32 99,997
200,000 Eli Lilly & Co 4 .700 02/27/33 201,374
110,000 Eli Lilly & Co 3 .700 03/01/45 85,760
110,000 Eli Lilly & Co 3 .950 03/15/49 86,054
20,000 Eli Lilly & Co 4 .875 02/27/53 17,758

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
110,000 Eli Lilly & Co 5 .000% 02/09/54 $ 99,696
60,000 Eli Lilly & Co 5 .550 10/15/55 58,982
50,000 Emerson Electric Co 2 .000 12/21/28 47,323
22,000 Emerson Electric Co 1 .950 10/15/30 19,870
50,000 Emerson Electric Co 5 .000 03/15/35 50,290
30,000 Enbridge Inc 3 .700 07/15/27 29,759
50,000 Enbridge Inc 4 .200 11/20/28 49,696
190,000 Enbridge Inc 3 .125 11/15/29 181,291
50,000 Enbridge Inc 5 .450 03/27/36 50,526
220,000 Enbridge Inc 4 .500 06/10/44 185,387
20,000 Enbridge Inc 5 .500 12/01/46 18,997
285,000 Energy Transfer LP 4 .200 04/15/27 284,900
235,000 Energy Transfer LP 5 .500 06/01/27 237,102
300,000 Energy Transfer LP 5 .350 01/15/36 298,241
50,000 Enterprise Products Operating LLC 4 .300 06/20/28 50,032
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 18,898
110,000 Enterprise Products Operating LLC 7 .550 04/15/38 130,653
210,000 Enterprise Products Operating LLC 6 .125 10/15/39 224,380
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 63,695
50,000 Enterprise Products Operating LLC 5 .100 02/15/45 46,425
60,000 Enterprise Products Operating LLC 4 .900 05/15/46 53,739
60,000 Enterprise Products Operating LLC 3 .300 02/15/53 39,767
20,000 Enterprise Products Operating LLC 5 .375 02/15/78 19,944
30,000 Equifax Inc 5 .100 12/15/27 30,274
50,000 Equifax Inc 5 .100 06/01/28 50,546
20,000 Equinix Inc 2 .900 11/18/26 19,855
10,000 Equinix Inc 2 .000 05/15/28 9,538
130,000 Equinix Inc 3 .900 04/15/32 123,353
50,000 Equinix Inc 3 .000 07/15/50 31,336
40,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 39,705
130,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 121,129
20,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 17,684
100,000 Expedia Group Inc 5 .500 04/15/36 97,895
30,000 (a) FactSet Research Systems Inc 3 .450 03/01/32 27,194
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 87,283
50,000 Fidelity National Information Services Inc 4 .800 03/10/31 49,733
40,000 Fiserv Inc 2 .250 06/01/27 39,044
254,000 Fiserv Inc 3 .500 07/01/29 244,205
40,000 Fiserv Inc 2 .650 06/01/30 36,595
50,000 Fiserv Inc 4 .550 02/15/31 49,011
30,000 Fiserv Inc 5 .450 03/15/34 29,802
40,000 Fiserv Inc 4 .400 07/01/49 30,309
90,000 Flex Ltd 4 .875 06/15/29 90,312
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,663
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 43,187
40,000 Fortive Corp 3 .150 06/15/26 39,934
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 41,632
140,000 GE HealthCare Technologies Inc 5 .857 03/15/30 145,790
50,000 GE HealthCare Technologies Inc 4 .950 12/15/35 48,728
184,000 General Mills Inc 2 .875 04/15/30 171,878
20,000 General Mills Inc 4 .950 03/29/33 19,832
200,000 General Motors Co 6 .250 10/02/43 198,324
250,000 General Motors Financial Co Inc 5 .050 04/04/28 252,190
50,000 General Motors Financial Co Inc 4 .200 10/27/28 49,592
122,000 General Motors Financial Co Inc 5 .550 07/15/29 124,987
100,000 General Motors Financial Co Inc 5 .450 07/15/30 102,447
100,000 General Motors Financial Co Inc 5 .625 04/04/32 102,580
100,000 General Motors Financial Co Inc 6 .150 07/15/35 104,065
50,000 (a) General Motors Financial Co Inc 5 .450 01/08/36 49,640
50,000 Genuine Parts Co 6 .500 11/01/28 51,768
50,000 Genuine Parts Co 2 .750 02/01/32 43,538
50,000 Gilead Sciences Inc 5 .250 10/15/33 51,751

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 Gilead Sciences Inc 5 .100% 06/15/35 $ 70,601
90,000 Gilead Sciences Inc 4 .600 09/01/35 87,795
176,000 Gilead Sciences Inc 4 .000 09/01/36 161,918
70,000 Gilead Sciences Inc 5 .650 12/01/41 70,942
20,000 Gilead Sciences Inc 4 .800 04/01/44 18,028
30,000 Gilead Sciences Inc 4 .150 03/01/47 24,209
10,000 GlaxoSmithKline Capital Inc 3 .875 05/15/28 9,945
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 62,348
60,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 66,451
245,000 Global Payments Inc 3 .200 08/15/29 231,362
50,000 Global Payments Inc 5 .400 03/15/33 48,883
50,000 Global Payments Inc 5 .550 11/15/35 48,223
50,000 GXO Logistics Inc 1 .650 07/15/26 49,673
30,000 GXO Logistics Inc 6 .500 05/06/34 31,665
30,000 Haleon US Capital LLC 4 .000 03/24/52 22,938
152,000 Halliburton Co 4 .850 11/15/35 148,702
9,000 Halliburton Co 4 .500 11/15/41 7,821
35,000 Harley-Davidson Inc 4 .625 07/28/45 27,629
20,000 Hasbro Inc 3 .550 11/19/26 19,935
10,000 Hasbro Inc 3 .500 09/15/27 9,888
70,000 Hasbro Inc 3 .900 11/19/29 68,320
30,000 HCA Inc 5 .250 06/15/26 30,023
40,000 HCA Inc 4 .500 02/15/27 40,000
80,000 HCA Inc 3 .125 03/15/27 79,241
100,000 HCA Inc 5 .200 06/01/28 101,356
206,000 HCA Inc 4 .125 06/15/29 203,230
70,000 HCA Inc 5 .450 04/01/31 71,868
110,000 HCA Inc 5 .125 06/15/39 104,028
160,000 HCA Inc 3 .500 07/15/51 105,361
100,000 HCA Inc 6 .200 03/01/55 98,926
70,000 HCA Inc 5 .700 11/15/55 65,109
70,000 Hershey Co/The 4 .250 05/04/28 70,167
50,000 Hewlett Packard Enterprise Co 4 .400 10/15/30 49,162
260,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 277,703
50,000 HF Sinclair Corp 5 .500 09/01/32 50,597
20,000 (a) Home Depot Inc/The 2 .500 04/15/27 19,745
120,000 Home Depot Inc/The 4 .875 06/25/27 121,066
60,000 Home Depot Inc/The 3 .750 09/15/28 59,579
30,000 Home Depot Inc/The 2 .950 06/15/29 28,873
299,000 Home Depot Inc/The 5 .400 09/15/40 301,707
130,000 Home Depot Inc/The 5 .950 04/01/41 137,454
30,000 Home Depot Inc/The 4 .875 02/15/44 27,358
62,000 Home Depot Inc/The 4 .400 03/15/45 52,553
220,000 Home Depot Inc/The 4 .500 12/06/48 184,782
120,000 Honda Motor Co Ltd 2 .534 03/10/27 118,270
95,000 Hormel Foods Corp 1 .700 06/03/28 90,198
10,000 Hormel Foods Corp 1 .800 06/11/30 9,005
50,000 Howmet Aerospace Inc 4 .850 10/15/31 50,427
30,000 HP Inc 4 .000 04/15/29 29,505
52,000 HP Inc 3 .400 06/17/30 49,424
110,000 HP Inc 4 .200 04/15/32 105,009
10,000 (a) HP Inc 5 .500 01/15/33 10,184
50,000 Hubbell Inc 4 .800 11/15/35 48,783
40,000 IBM International Capital Pte Ltd 4 .600 02/05/27 40,097
10,000 IDEX Corp 4 .950 09/01/29 10,098
30,000 IDEX Corp 2 .625 06/15/31 27,196
10,000 Illinois Tool Works Inc 3 .900 09/01/42 8,345
20,000 Illumina Inc 4 .750 12/12/30 19,906
80,000 Ingersoll Rand Inc 5 .197 06/15/27 80,648
10,000 Intel Corp 3 .750 03/25/27 9,961
110,000 Intel Corp 5 .125 02/10/30 111,780
10,000 Intel Corp 4 .000 12/15/32 9,462

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
25,000 Intel Corp 5 .300% 05/15/36 $ 24,895
150,000 Intel Corp 4 .600 03/25/40 134,089
50,000 Intel Corp 2 .800 08/12/41 35,001
20,000 Intel Corp 4 .250 12/15/42 16,345
10,000 Intel Corp 4 .100 05/19/46 7,711
90,000 Intel Corp 4 .100 05/11/47 68,383
130,000 Intel Corp 3 .734 12/08/47 93,097
50,000 Intel Corp 3 .250 11/15/49 32,264
60,000 Intel Corp 4 .750 03/25/50 49,300
20,000 Intel Corp 5 .700 02/10/53 18,708
50,000 Intel Corp 5 .600 02/21/54 46,462
100,000 Intel Corp 6 .125 05/15/56 99,257
10,000 International Business Machines Corp 3 .300 01/27/27 9,943
100,000 International Business Machines Corp 4 .650 02/10/28 100,611
290,000 International Business Machines Corp 2 .720 02/09/32 259,359
82,000 International Business Machines Corp 5 .600 11/30/39 82,728
10,000 International Business Machines Corp 2 .850 05/15/40 7,270
100,000 International Business Machines Corp 4 .000 06/20/42 80,741
10,000 International Business Machines Corp 4 .700 02/19/46 8,461
25,000 International Flavors & Fragrances Inc 4 .450 09/26/28 24,981
7,000 International Flavors & Fragrances Inc 5 .000 09/26/48 6,072
45,000 International Paper Co 4 .800 06/15/44 38,505
15,000 International Paper Co 4 .400 08/15/47 11,934
52,000 International Paper Co 4 .350 08/15/48 40,654
80,000 Intuit Inc 5 .250 09/15/26 80,263
18,000 Intuit Inc 1 .350 07/15/27 17,411
20,000 Intuit Inc 1 .650 07/15/30 17,841
10,000 Intuit Inc 5 .500 09/15/53 9,034
50,000 IQVIA Inc 6 .250 02/01/29 51,864
40,000 Jabil Inc 4 .250 05/15/27 40,001
50,000 Jabil Inc 4 .750 02/01/33 48,699
60,000 Jacobs Engineering Group Inc 6 .350 08/18/28 62,134
7,000 JetBlue 2019-1 Class AA Pass Through Trust 2020 A 2 .750 05/15/32 6,356
20,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 19,038
280,000 John Deere Capital Corp 1 .300 10/13/26 276,699
110,000 John Deere Capital Corp 4 .900 06/11/27 110,983
40,000 John Deere Capital Corp 3 .350 04/18/29 39,041
110,000 John Deere Capital Corp 4 .700 06/10/30 111,340
60,000 John Deere Capital Corp 4 .375 10/15/30 59,906
10,000 Johnson Controls International plc 4 .625 07/02/44 8,665
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,807
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 26,251
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 50,205
50,000 Juniper Networks Inc 5 .950 03/15/41 49,341
40,000 Kellanova 2 .100 06/01/30 36,444
20,000 Kellanova 5 .250 03/01/33 20,428
30,000 Kellanova 4 .500 04/01/46 25,545
50,000 Kenvue Inc 4 .850 05/22/32 50,584
130,000 Kenvue Inc 4 .900 03/22/33 130,869
10,000 Kenvue Inc 5 .100 03/22/43 9,506
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,262
60,000 Keurig Dr Pepper Inc 4 .350 05/15/28 59,765
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,228
125,000 Keurig Dr Pepper Inc 4 .500 04/15/52 98,057
50,000 Keysight Technologies Inc 3 .000 10/30/29 47,620
20,000 Kimberly-Clark Corp 3 .950 11/01/28 19,871
108,000 Kimberly-Clark Corp 6 .625 08/01/37 122,724
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 22,364
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,873

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Kinder Morgan Inc 5 .150% 06/01/30 $ 51,120
412,000 Kinder Morgan Inc 5 .300 12/01/34 416,532
60,000 Kinder Morgan Inc 5 .050 02/15/46 53,623
50,000 Kinder Morgan Inc 5 .950 08/01/54 49,293
20,000 KLA Corp 4 .650 07/15/32 20,102
110,000 KLA Corp 4 .950 07/15/52 98,788
40,000 Kraft Heinz Foods Co 3 .000 06/01/26 39,953
30,000 Kraft Heinz Foods Co 3 .875 05/15/27 29,858
60,000 (a) Kraft Heinz Foods Co 4 .250 03/01/31 58,942
50,000 Kraft Heinz Foods Co 5 .200 03/15/32 50,679
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,465
20,000 Kraft Heinz Foods Co 5 .000 06/04/42 17,679
140,000 Kraft Heinz Foods Co 5 .500 06/01/50 125,380
25,000 Kroger Co/The 5 .000 09/15/34 24,696
130,000 Kroger Co/The 6 .900 04/15/38 146,676
29,000 Kroger Co/The 5 .400 07/15/40 28,308
90,000 Kroger Co/The 4 .450 02/01/47 73,599
10,000 Kyndryl Holdings Inc 3 .150 10/15/31 8,486
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,906
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,498
100,000 Laboratory Corp of America Holdings 2 .700 06/01/31 91,321
30,000 Lam Research Corp 1 .900 06/15/30 27,206
80,000 Lam Research Corp 3 .125 06/15/60 48,720
60,000 Lear Corp 2 .600 01/15/32 53,021
40,000 Leggett & Platt Inc 4 .400 03/15/29 39,003
10,000 Lennox International Inc 1 .700 08/01/27 9,672
30,000 Linde Inc/CT 1 .100 08/10/30 26,431
40,000 LKQ Corp 5 .750 06/15/28 40,632
40,000 Lowe's Cos Inc 3 .350 04/01/27 39,770
251,000 Lowe's Cos Inc 4 .500 04/15/30 251,631
370,000 Lowe's Cos Inc 5 .000 04/15/40 348,068
70,000 Lowe's Cos Inc 4 .050 05/03/47 54,054
30,000 Lowe's Cos Inc 5 .750 07/01/53 28,992
10,000 Lowe's Cos Inc 5 .850 04/01/63 9,627
70,000 LYB International Finance III LLC 6 .150 05/15/35 72,481
170,000 LYB International Finance III LLC 3 .375 10/01/40 124,956
21,000 LYB International Finance III LLC 4 .200 05/01/50 15,079
50,000 (b) Maple Parent Holdings Corp 5 .700 03/26/36 50,062
250,000 Marriott International Inc/MD 4 .500 10/15/31 246,910
75,000 Marriott International Inc/MD 4 .500 05/01/33 72,694
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 92,352
60,000 Marvell Technology Inc 2 .450 04/15/28 57,776
20,000 Marvell Technology Inc 2 .950 04/15/31 18,437
20,000 Marvell Technology Inc 5 .950 09/15/33 21,128
10,000 Masco Corp 2 .000 10/01/30 8,897
70,000 Masco Corp 2 .000 02/15/31 61,863
10,000 Mastercard Inc 2 .950 11/21/26 9,947
32,000 Mastercard Inc 2 .950 06/01/29 30,875
44,000 Mastercard Inc 3 .350 03/26/30 42,550
130,000 Mastercard Inc 2 .000 11/18/31 115,512
30,000 Mastercard Inc 4 .875 05/09/34 30,215
40,000 Mastercard Inc 3 .800 11/21/46 31,098
10,000 Mastercard Inc 3 .650 06/01/49 7,438
30,000 Mastercard Inc 3 .850 03/26/50 23,036
20,000 Mastercard Inc 2 .950 03/15/51 12,928
90,000 McCormick & Co Inc/MD 1 .850 02/15/31 78,886
10,000 McKesson Corp 1 .300 08/15/26 9,920
50,000 McKesson Corp 4 .900 07/15/28 50,730
10,000 McKesson Corp 5 .100 07/15/33 10,197
50,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 57,953
217,000 Merck & Co Inc 1 .900 12/10/28 205,191
160,000 Merck & Co Inc 1 .450 06/24/30 142,560

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 Merck & Co Inc 6 .500% 12/01/33 $ 77,568
10,000 Merck & Co Inc 4 .150 05/18/43 8,418
145,000 Merck & Co Inc 4 .900 05/17/44 132,753
35,000 Merck & Co Inc 2 .450 06/24/50 20,179
230,000 Merck & Co Inc 2 .750 12/10/51 139,162
50,000 Merck & Co Inc 5 .700 09/15/55 49,201
50,000 Merck & Co Inc 5 .550 12/04/55 48,181
70,000 Microchip Technology Inc 5 .050 02/15/30 70,710
20,000 Microsoft Corp 3 .400 09/15/26 19,966
40,000 Microsoft Corp 3 .300 02/06/27 39,812
10,000 (a) Microsoft Corp 3 .500 02/12/35 9,272
211,000 Microsoft Corp 3 .450 08/08/36 188,945
60,000 Microsoft Corp 3 .750 02/12/45 48,571
416,000 Microsoft Corp 2 .921 03/17/52 264,644
100,000 Mondelez International Inc 4 .750 02/20/29 101,099
50,000 Mondelez International Inc 4 .750 08/28/34 49,016
10,000 Mondelez International Inc 2 .625 09/04/50 5,917
20,000 (a) Moody's Corp 2 .000 08/19/31 17,649
20,000 Moody's Corp 5 .250 07/15/44 18,866
110,000 Moody's Corp 3 .750 02/25/52 80,176
10,000 Mosaic Co/The 4 .050 11/15/27 9,937
50,000 Mosaic Co/The 5 .375 11/15/28 50,999
13,000 (a) Mosaic Co/The 5 .450 11/15/33 13,165
50,000 Motorola Solutions Inc 4 .850 08/15/30 50,409
120,000 Motorola Solutions Inc 2 .750 05/24/31 109,421
370,000 MPLX LP 2 .650 08/15/30 341,658
10,000 MPLX LP 4 .950 09/01/32 10,002
21,000 MPLX LP 4 .500 04/15/38 18,956
230,000 MPLX LP 4 .950 03/14/52 191,698
10,000 Mylan Inc 5 .400 11/29/43 8,561
20,000 National Fuel Gas Co 5 .500 10/01/26 20,087
26,000 National Fuel Gas Co 2 .950 03/01/31 23,702
30,000 NetApp Inc 2 .375 06/22/27 29,310
50,000 Nordson Corp 4 .500 12/15/29 49,954
12,000 Norfolk Southern Corp 4 .837 10/01/41 11,110
15,000 Norfolk Southern Corp 3 .942 11/01/47 11,603
30,000 Norfolk Southern Corp 4 .550 06/01/53 24,840
60,000 NOV Inc 3 .950 12/01/42 47,206
200,000 Novartis Capital Corp 2 .200 08/14/30 183,121
50,000 Novartis Capital Corp 4 .900 03/18/36 49,651
300,000 Novartis Capital Corp 5 .200 11/05/45 286,317
20,000 Novartis Capital Corp 2 .750 08/14/50 12,541
100,000 Nutrien Ltd 4 .200 04/01/29 99,326
110,000 Nutrien Ltd 5 .250 03/12/32 112,199
10,000 NVIDIA Corp 3 .200 09/16/26 9,982
112,000 NVIDIA Corp 3 .500 04/01/40 93,386
30,000 NVR Inc 3 .000 05/15/30 28,248
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,882
132,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 118,657
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 97,686
223,000 ONEOK Inc 4 .550 07/15/28 223,090
39,000 ONEOK Inc 4 .350 03/15/29 38,755
70,000 ONEOK Inc 5 .650 09/01/34 71,562
65,000 ONEOK Inc 4 .500 03/15/50 50,546
170,000 ONEOK Inc 7 .150 01/15/51 184,922
70,000 ONEOK Inc 5 .700 11/01/54 63,837
300,000 Oracle Corp 2 .875 03/25/31 266,620
120,000 Oracle Corp 4 .900 02/06/33 113,928
100,000 Oracle Corp 5 .350 05/04/33 97,237
690,000 Oracle Corp 4 .300 07/08/34 613,748
50,000 Oracle Corp 4 .700 09/27/34 45,662
110,000 Oracle Corp 5 .200 09/26/35 102,495

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
75,000 Oracle Corp 5 .700% 02/04/36 $ 72,026
50,000 Oracle Corp 3 .850 07/15/36 41,195
200,000 Oracle Corp 3 .800 11/15/37 158,147
80,000 Oracle Corp 6 .500 04/15/38 80,091
100,000 Oracle Corp 6 .125 07/08/39 96,521
10,000 Oracle Corp 4 .500 07/08/44 7,374
128,000 Oracle Corp 5 .875 09/26/45 110,244
70,000 Oracle Corp 4 .000 11/15/47 46,079
280,000 Oracle Corp 6 .900 11/09/52 264,997
20,000 Oracle Corp 5 .550 02/06/53 15,909
50,000 Oracle Corp 5 .375 09/27/54 38,487
50,000 Oracle Corp 6 .000 08/03/55 41,920
100,000 Oracle Corp 5 .950 09/26/55 83,763
80,000 Orange SA 5 .375 01/13/42 77,157
100,000 O'Reilly Automotive Inc 3 .900 06/01/29 98,620
30,000 O'Reilly Automotive Inc 4 .200 04/01/30 29,581
140,000 Otis Worldwide Corp 3 .112 02/15/40 107,082
2,000 Owens Corning 3 .400 08/15/26 1,994
70,000 Owens Corning 3 .875 06/01/30 67,963
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,277
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,432
50,000 PACCAR Financial Corp 4 .000 08/08/28 49,910
10,000 Parker-Hannifin Corp 3 .250 03/01/27 9,930
30,000 Parker-Hannifin Corp 3 .250 06/14/29 29,012
64,000 Parker-Hannifin Corp 4 .200 11/21/34 61,161
20,000 Parker-Hannifin Corp 4 .450 11/21/44 17,265
40,000 Parker-Hannifin Corp 4 .000 06/14/49 31,335
40,000 Patterson-UTI Energy Inc 5 .150 11/15/29 40,056
120,000 Paychex Inc 5 .100 04/15/30 121,279
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,964
170,000 PayPal Holdings Inc 2 .850 10/01/29 161,164
80,000 PayPal Holdings Inc 5 .100 04/01/35 79,255
500,000 Pfizer Inc 4 .000 12/15/36 460,357
100,000 Phillips 66 3 .900 03/15/28 99,036
40,000 Phillips 66 Co 3 .550 10/01/26 39,898
223,000 Phillips 66 Co 4 .680 02/15/45 189,370
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 153,558
50,000 Plains All American Pipeline LP / PAA Finance Corp 5 .600 01/15/36 50,085
20,000 Polaris Inc 5 .600 03/01/31 19,954
20,000 PPG Industries Inc 3 .750 03/15/28 19,809
50,000 PPG Industries Inc 4 .375 03/15/31 49,370
260,000 Procter & Gamble Co/The 3 .000 03/25/30 249,028
80,000 Procter & Gamble Co/The 1 .200 10/29/30 70,197
10,000 Procter & Gamble Co/The 4 .050 01/26/33 9,867
60,000 Procter & Gamble Co/The 4 .600 05/01/35 59,877
50,000 PulteGroup Inc 4 .900 03/01/36 48,546
50,000 PVH Corp 5 .500 06/13/30 50,706
20,000 Qorvo Inc 4 .375 10/15/29 19,616
10,000 QUALCOMM Inc 1 .300 05/20/28 9,442
230,000 QUALCOMM Inc 1 .650 05/20/32 195,261
50,000 QUALCOMM Inc 4 .250 05/20/32 49,184
60,000 QUALCOMM Inc 4 .750 05/20/32 60,427
30,000 QUALCOMM Inc 4 .650 05/20/35 29,620
20,000 QUALCOMM Inc 4 .800 05/20/45 17,843
30,000 Quanta Services Inc 2 .900 10/01/30 27,940
50,000 Quanta Services Inc 4 .500 01/15/31 49,650
10,000 Quanta Services Inc 2 .350 01/15/32 8,781
70,000 Quanta Services Inc 5 .250 08/09/34 70,986
50,000 Quest Diagnostics Inc 3 .450 06/01/26 49,967
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,394
60,000 Quest Diagnostics Inc 5 .000 12/15/34 59,780
60,000 Ralph Lauren Corp 5 .000 06/15/32 60,975

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 Regal Rexnord Corp 6 .300% 02/15/30 $ 94,176
50,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 44,444
30,000 RELX Capital Inc 4 .750 03/27/30 30,217
50,000 RELX Capital Inc 4 .750 05/20/32 50,046
10,000 Republic Services Inc 3 .375 11/15/27 9,887
70,000 Republic Services Inc 3 .950 05/15/28 69,621
68,000 Republic Services Inc 2 .300 03/01/30 62,843
80,000 Republic Services Inc 1 .450 02/15/31 69,536
20,000 Republic Services Inc 5 .700 05/15/41 20,639
10,000 Revvity Inc 3 .300 09/15/29 9,587
80,000 Revvity Inc 2 .250 09/15/31 70,145
70,000 Rockwell Automation Inc 4 .200 03/01/49 56,746
10,000 Rogers Communications Inc 2 .900 11/15/26 9,925
50,000 Rogers Communications Inc 3 .200 03/15/27 49,492
10,000 Rogers Communications Inc 3 .800 03/15/32 9,344
150,000 Rogers Communications Inc 5 .450 10/01/43 139,078
20,000 Rogers Communications Inc 3 .700 11/15/49 14,520
25,000 Rogers Communications Inc 6 .875 07/31/56 25,390
130,000 Roper Technologies Inc 3 .800 12/15/26 129,741
40,000 Ross Stores Inc 1 .875 04/15/31 35,212
110,000 Royalty Pharma PLC 5 .200 09/25/35 108,993
80,000 Royalty Pharma PLC 5 .900 09/02/54 78,025
55,000 RPM International Inc 2 .950 01/15/32 49,621
50,000 Ryder System Inc 5 .375 03/15/29 51,228
50,000 Ryder System Inc 4 .950 09/01/29 50,706
20,000 (a) S&P Global Inc 1 .250 08/15/30 17,455
130,000 S&P Global Inc 2 .900 03/01/32 118,709
20,000 S&P Global Inc 5 .250 09/15/33 20,596
70,000 S&P Global Inc 3 .700 03/01/52 51,387
23,000 (a) S&P Global Inc 2 .300 08/15/60 11,163
105,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 104,882
20,000 Salesforce Inc 3 .700 04/11/28 19,766
200,000 Salesforce Inc 4 .900 09/15/31 199,413
100,000 Salesforce Inc 5 .200 03/15/33 99,821
70,000 Salesforce Inc 2 .700 07/15/41 47,751
82,000 Salesforce Inc 2 .900 07/15/51 47,547
50,000 Sanofi SA 3 .800 11/03/28 49,684
50,000 Schlumberger Investment SA 5 .150 05/07/36 49,960
60,000 Sekisui House US Inc 3 .966 08/06/61 39,028
20,000 Sherwin-Williams Co/The 4 .550 03/01/28 20,062
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 96,379
82,000 Sherwin-Williams Co/The 4 .500 06/01/47 68,180
20,000 Skyworks Solutions Inc 1 .800 06/01/26 19,912
50,000 Smith & Nephew PLC 2 .032 10/14/30 44,660
10,000 Smith & Nephew PLC 5 .400 03/20/34 10,158
200,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 197,509
60,000 Snap-on Inc 3 .100 05/01/50 39,807
110,000 Solventum Corp 5 .600 03/23/34 112,453
70,000 Sonoco Products Co 2 .850 02/01/32 62,968
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 99,313
20,000 Starbucks Corp 2 .250 03/12/30 18,411
20,000 Starbucks Corp 2 .550 11/15/30 18,366
110,000 Starbucks Corp 3 .000 02/14/32 100,688
120,000 Starbucks Corp 4 .800 02/15/33 120,139
20,000 Starbucks Corp 4 .450 08/15/49 16,306
50,000 (a) Starbucks Corp 3 .500 11/15/50 34,644
100,000 Stryker Corp 1 .950 06/15/30 90,457
50,000 Stryker Corp 4 .625 09/11/34 48,907
50,000 Stryker Corp 5 .200 02/10/35 50,650
230,000 Synopsys Inc 5 .150 04/01/35 230,025
10,000 Sysco Corp 3 .300 07/15/26 9,982
70,000 Sysco Corp 3 .250 07/15/27 68,976

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 Sysco Corp 2 .400% 02/15/30 $ 64,479
50,000 Sysco Corp 6 .000 01/17/34 52,675
30,000 Sysco Corp 6 .600 04/01/50 31,277
20,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 18,207
200,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 202,992
50,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 37,693
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 9,807
20,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 12,585
40,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 38,481
30,000 Tapestry Inc 4 .125 07/15/27 29,840
40,000 Tapestry Inc 3 .050 03/15/32 36,076
50,000 Targa Resources Corp 4 .350 01/15/29 49,760
75,000 Targa Resources Corp 6 .150 03/01/29 78,115
110,000 Targa Resources Corp 6 .500 03/30/34 119,270
10,000 Targa Resources Corp 4 .950 04/15/52 8,413
80,000 Targa Resources Corp 6 .125 05/15/55 78,602
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 79,876
1,000 Target Corp 3 .375 04/15/29 978
130,000 Target Corp 2 .350 02/15/30 121,136
60,000 Target Corp 4 .500 09/15/34 58,436
72,000 Target Corp 6 .500 10/15/37 79,884
19,000 Target Corp 3 .900 11/15/47 14,668
45,000 (a) Target Corp 2 .950 01/15/52 28,365
30,000 TC PipeLines LP 3 .900 05/25/27 29,798
50,000 TD SYNNEX Corp 6 .100 04/12/34 52,092
40,000 Teledyne Technologies Inc 2 .250 04/01/28 38,424
50,000 TELUS Corp 3 .700 09/15/27 49,448
12,000 TELUS Corp 4 .600 11/16/48 9,956
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 11,122
70,000 Texas Instruments Inc 1 .750 05/04/30 63,359
160,000 Texas Instruments Inc 1 .900 09/15/31 141,110
80,000 Texas Instruments Inc 3 .875 03/15/39 70,296
40,000 Texas Instruments Inc 4 .150 05/15/48 32,798
300,000 Thermo Fisher Scientific Inc 4 .902 02/12/36 296,983
30,000 Timken Co/The 4 .125 04/01/32 28,497
90,000 TJX Cos Inc/The 3 .875 04/15/30 88,760
50,000 Toll Brothers Finance Corp 3 .800 11/01/29 48,720
100,000 Toyota Motor Corp 4 .186 06/30/27 100,197
50,000 Toyota Motor Corp 4 .450 06/30/30 50,066
160,000 Toyota Motor Credit Corp 4 .500 05/14/27 160,717
390,000 Toyota Motor Credit Corp 4 .800 05/15/30 395,052
20,000 Toyota Motor Credit Corp 2 .400 01/13/32 17,810
75,000 Toyota Motor Credit Corp 4 .600 03/11/33 73,957
50,000 TR Finance LLC 3 .350 05/15/26 49,976
20,000 Trane Technologies Financing Ltd 3 .800 03/21/29 19,742
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 50,678
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 49,031
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 96,847
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 106,092
140,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 133,464
50,000 Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 49,611
30,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 22,489
40,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 35,770
50,000 Triton Container International Ltd / TAL International Container
Corp
5 .150 02/15/33 49,077
160,000 TSMC Arizona Corp 4 .250 04/22/32 158,778
30,000 Tyco Electronics Group SA 4 .625 02/01/30 30,290
50,000 Tyco Electronics Group SA 4 .500 02/09/31 49,786
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,727
50,000 Uber Technologies Inc 4 .800 09/15/35 48,698

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
21,000 Unilever Capital Corp 2 .000% 07/28/26 $ 20,904
40,000 Unilever Capital Corp 2 .900 05/05/27 39,590
20,000 Unilever Capital Corp 2 .125 09/06/29 18,742
160,000 Unilever Capital Corp 1 .750 08/12/31 140,501
10,000 Unilever Capital Corp 5 .000 12/08/33 10,226
10,000 Union Pacific Corp 2 .150 02/05/27 9,859
50,000 Union Pacific Corp 4 .500 01/20/33 49,989
20,000 Union Pacific Corp 3 .375 02/01/35 17,855
20,000 Union Pacific Corp 3 .600 09/15/37 17,565
508,000 Union Pacific Corp 3 .550 08/15/39 429,082
50,000 Union Pacific Corp 5 .600 12/01/54 48,927
30,000 Union Pacific Corp 3 .875 02/01/55 22,118
10,000 Union Pacific Corp 3 .950 08/15/59 7,283
41,000 United Airlines 2016-2 Class AA Pass Through Trust 2020 A 2 .875 10/07/28 39,143
17,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 16,981
20,000 Valero Energy Corp 2 .150 09/15/27 19,408
130,000 Valero Energy Corp 2 .800 12/01/31 117,416
50,000 Valero Energy Corp 6 .625 06/15/37 54,851
40,000 Valmont Industries Inc 5 .250 10/01/54 36,152
30,000 VeriSign Inc 4 .750 07/15/27 29,999
110,000 Verisk Analytics Inc 4 .125 03/15/29 109,028
50,000 Verisk Analytics Inc 4 .450 03/15/31 49,312
655,000 Verizon Communications Inc 2 .355 03/15/32 572,689
50,000 Verizon Communications Inc 4 .750 01/15/33 49,342
100,000 Verizon Communications Inc 5 .050 05/09/33 101,274
160,000 Verizon Communications Inc 4 .780 02/15/35 155,252
20,000 Verizon Communications Inc 4 .272 01/15/36 18,449
98,000 Verizon Communications Inc 5 .401 07/02/37 97,714
10,000 Verizon Communications Inc 4 .812 03/15/39 9,311
122,000 Verizon Communications Inc 2 .850 09/03/41 85,718
50,000 Verizon Communications Inc 3 .850 11/01/42 39,611
50,000 Verizon Communications Inc 5 .750 11/30/45 48,561
50,000 Verizon Communications Inc 5 .500 03/16/47 47,134
80,000 Verizon Communications Inc 4 .000 03/22/50 60,131
380,000 Verizon Communications Inc 3 .875 03/01/52 277,276
50,000 Verizon Communications Inc 5 .875 11/30/55 48,321
30,000 Verizon Communications Inc 2 .987 10/30/56 17,481
30,000 Verizon Communications Inc 3 .700 03/22/61 19,865
45,000 Verizon Communications Inc 6 .000 11/30/65 43,399
100,000 Viatris Inc 2 .700 06/22/30 91,127
100,000 Viatris Inc 3 .850 06/22/40 76,810
50,000 Visa Inc 2 .050 04/15/30 46,043
20,000 Visa Inc 1 .100 02/15/31 17,319
171,000 Visa Inc 4 .150 12/14/35 163,986
125,000 Visa Inc 2 .700 04/15/40 94,751
30,000 Visa Inc 2 .000 08/15/50 15,986
120,000 VMware LLC 1 .400 08/15/26 119,078
20,000 VMware LLC 4 .700 05/15/30 20,114
20,000 VMware LLC 2 .200 08/15/31 17,702
20,000 Vodafone Group PLC 6 .250 11/30/32 21,450
95,000 Vodafone Group PLC 6 .150 02/27/37 102,196
10,000 Vodafone Group PLC 5 .000 05/30/38 9,821
50,000 Vodafone Group PLC 5 .750 06/28/54 47,461
10,000 Vodafone Group PLC 5 .750 02/10/63 9,294
75,000 Vodafone Group PLC 5 .875 06/28/64 71,417
50,000 Vulcan Materials Co 3 .900 04/01/27 49,875
50,000 Vulcan Materials Co 5 .700 12/01/54 48,759
20,000 Walt Disney Co/The 2 .200 01/13/28 19,413
96,000 Walt Disney Co/The 6 .200 12/15/34 105,577
200,000 Walt Disney Co/The 3 .500 05/13/40 164,138
200,000 Walt Disney Co/The 3 .600 01/13/51 144,842
110,000 Waste Connections Inc 2 .200 01/15/32 96,682

PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Waste Connections Inc 4 .200% 01/15/33 $ 19,293
140,000 Western Midstream Operating LP 6 .150 04/01/33 146,852
50,000 Western Midstream Operating LP 5 .500 12/15/35 49,428
30,000 (a) Western Union Co/The 6 .200 11/17/36 31,078
60,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 60,714
40,000 Weyerhaeuser Co 4 .000 04/15/30 38,986
30,000 Weyerhaeuser Co 7 .375 03/15/32 33,538
40,000 Weyerhaeuser Co 3 .375 03/09/33 36,050
200,000 Williams Cos Inc/The 2 .600 03/15/31 181,573
50,000 Williams Cos Inc/The 5 .150 03/15/34 50,052
60,000 Williams Cos Inc/The 5 .300 09/30/35 60,067
60,000 Williams Cos Inc/The 5 .800 11/15/54 57,941
30,000 Williams Cos Inc/The 6 .000 03/15/55 29,770
50,000 Williams Cos Inc/The 5 .950 03/15/56 49,082
70,000 Workday Inc 3 .700 04/01/29 68,240
10,000 WRKCo Inc 3 .000 06/15/33 8,792
50,000 WW Grainger Inc 4 .450 09/15/34 48,997
10,000 WW Grainger Inc 4 .600 06/15/45 8,841
60,000 Xilinx Inc 2 .375 06/01/30 55,431
31,000 Xylem Inc/NY 2 .250 01/30/31 28,027
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 53,636
86,000 Zoetis Inc 3 .900 08/20/28 85,071
9,000 Zoetis Inc 2 .000 05/15/30 8,179
20,000 Zoetis Inc 5 .600 11/16/32 20,916
50,000 Zoetis Inc 5 .000 08/17/35 49,788
TOTAL INDUSTRIAL 62,315,860
UTILITY - 2.4%
$ 100,000 AEP Texas Inc 5 .200 04/15/36 98,316
62,000 AEP Texas Inc 4 .150 05/01/49 46,863
30,000 AEP Texas Inc 3 .450 01/15/50 20,084
60,000 AES Corp/The 5 .800 03/15/32 61,025
50,000 Ameren Illinois Co 4 .950 06/01/33 50,261
50,000 Ameren Illinois Co 5 .625 03/01/55 48,560
50,000 American Electric Power Co Inc 5 .750 11/01/27 50,880
80,000 American Electric Power Co Inc 5 .200 01/15/29 81,484
90,000 American Electric Power Co Inc 5 .950 11/01/32 94,944
50,000 American Electric Power Co Inc 5 .800 03/15/56 49,719
110,000 American Water Capital Corp 2 .300 06/01/31 98,770
50,000 American Water Capital Corp 5 .250 03/01/35 50,735
100,000 American Water Capital Corp 5 .200 04/01/36 100,112
20,000 American Water Capital Corp 3 .750 09/01/47 15,016
20,000 American Water Capital Corp 4 .200 09/01/48 15,959
50,000 American Water Capital Corp 5 .450 03/01/54 47,269
25,000 American Water Capital Corp 5 .700 09/01/55 24,451
250,000 Appalachian Power Co 4 .400 05/15/44 204,963
10,000 Appalachian Power Co 3 .700 05/01/50 7,066
20,000 Atlantic City Electric Co 2 .300 03/15/31 18,011
90,000 Atmos Energy Corp 5 .900 11/15/33 96,018
30,000 Atmos Energy Corp 4 .125 10/15/44 24,908
110,000 Atmos Energy Corp 2 .850 02/15/52 67,542
10,000 Avista Corp 4 .350 06/01/48 8,032
30,000 Avista Corp 4 .000 04/01/52 22,162
100,000 Black Hills Corp 5 .950 03/15/28 102,442
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,192
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 91,450
140,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 141,292
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 7,809
110,000 CenterPoint Energy Inc 1 .450 06/01/26 109,735
10,000 CenterPoint Energy Inc 7 .000 02/15/55 10,316
12,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 11,764
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 124,073
191,000 Commonwealth Edison Co 6 .450 01/15/38 209,355

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Commonwealth Edison Co 4 .000% 03/01/48 $ 7,774
110,000 Commonwealth Edison Co 2 .750 09/01/51 65,797
35,000 Commonwealth Edison Co 5 .950 06/01/55 35,389
130,000 Connecticut Light and Power Co/The 2 .050 07/01/31 114,909
10,000 Connecticut Light and Power Co/The 4 .000 04/01/48 7,819
97,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 87,665
10,000 Consolidated Edison Co of New York Inc 5 .200 03/01/33 10,250
30,000 Consolidated Edison Co of New York Inc 5 .375 05/15/34 30,828
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 124,668
7,000 Consolidated Edison Co of New York Inc 3 .850 06/15/46 5,378
172,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 145,916
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 23,170
10,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 10,008
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 54,293
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 15,925
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 6,845
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 23,925
110,000 Consumers Energy Co 3 .800 11/15/28 108,549
100,000 Consumers Energy Co 4 .900 02/15/29 101,400
50,000 Consumers Energy Co 5 .125 05/01/36 50,020
110,000 Consumers Energy Co 3 .500 08/01/51 77,985
10,000 DTE Energy Co 5 .850 06/01/34 10,481
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,941
142,000 Duke Energy Florida LLC 2 .400 12/15/31 126,693
10,000 Duke Energy Florida LLC 5 .875 11/15/33 10,607
67,000 Duke Energy Florida LLC 6 .350 09/15/37 72,757
25,000 Duke Energy Florida LLC 5 .650 04/01/40 25,399
110,000 Duke Energy Florida LLC 5 .950 11/15/52 111,024
50,000 Duke Energy Indiana LLC 4 .950 03/15/36 49,133
10,000 Duke Energy Ohio Inc 3 .650 02/01/29 9,826
20,000 Edison International 5 .750 06/15/27 20,141
10,000 Edison International 4 .125 03/15/28 9,842
50,000 Edison International 5 .450 06/15/29 50,337
27,000 Emera US Finance LP 4 .750 06/15/46 22,403
50,000 Entergy Louisiana LLC 4 .900 04/15/36 48,757
131,000 Entergy Texas Inc 5 .250 04/15/35 132,182
10,000 Entergy Texas Inc 3 .550 09/30/49 7,021
95,000 Essential Utilities Inc 2 .400 05/01/31 85,383
20,000 Essential Utilities Inc 5 .375 01/15/34 20,313
50,000 Essential Utilities Inc 5 .250 08/15/35 50,076
20,000 Essential Utilities Inc 3 .351 04/15/50 13,342
52,000 Eversource Energy 1 .650 08/15/30 45,818
50,000 Eversource Energy 5 .850 04/15/31 52,148
21,000 Eversource Energy 5 .125 05/15/33 21,028
40,000 Eversource Energy 5 .500 01/01/34 40,727
50,000 Eversource Energy 6 .350 08/15/56 49,978
120,000 Exelon Corp 2 .750 03/15/27 118,579
10,000 Exelon Corp 4 .050 04/15/30 9,796
50,000 Exelon Corp 4 .950 03/15/36 48,476
20,000 Exelon Corp 5 .100 06/15/45 18,080
90,000 Exelon Corp 4 .450 04/15/46 73,926
40,000 Exelon Corp 4 .700 04/15/50 33,260
20,000 Exelon Corp 5 .600 03/15/53 18,866
10,000 FirstEnergy Corp 4 .850 07/15/47 8,595
50,000 FirstEnergy Transmission LLC 4 .750 01/15/33 49,478
40,000 FirstEnergy Transmission LLC 5 .000 01/15/35 39,468
50,000 Idaho Power Co 5 .800 04/01/54 49,456
48,000 Interstate Power and Light Co 3 .600 04/01/29 46,962
50,000 Interstate Power and Light Co 5 .600 10/01/55 47,427
10,000 IPALCO Enterprises Inc 5 .750 04/01/34 9,902
25,000 Kentucky Utilities Co 5 .125 11/01/40 24,034
50,000 Louisville Gas and Electric Co 5 .850 08/15/55 49,657

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 170,000 MidAmerican Energy Co 5 .750% 11/01/35 $ 178,171
5,000 MidAmerican Energy Co 5 .800 10/15/36 5,269
40,000 MidAmerican Energy Co 3 .150 04/15/50 26,594
10,000 National Grid PLC 5 .809 06/12/33 10,435
70,000 National Grid PLC 5 .418 01/11/34 71,382
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,073
100,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 100,724
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 40,816
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 90,194
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 100,573
10,000 NiSource Inc 3 .490 05/15/27 9,918
10,000 NiSource Inc 5 .250 03/30/28 10,150
46,000 NiSource Inc 2 .950 09/01/29 43,772
131,000 NiSource Inc 3 .600 05/01/30 126,463
40,000 NiSource Inc 1 .700 02/15/31 34,859
50,000 NiSource Inc 5 .350 04/01/34 51,071
40,000 NiSource Inc 4 .800 02/15/44 35,014
50,000 NiSource Inc 4 .375 05/15/47 40,690
50,000 Northern States Power Co/MN 4 .850 05/15/36 49,202
50,000 NSTAR Electric Co 3 .200 05/15/27 49,524
110,000 NSTAR Electric Co 3 .950 04/01/30 107,923
62,000 NSTAR Electric Co 5 .500 03/15/40 61,306
50,000 OGE Energy Corp 5 .450 05/15/29 51,165
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,753
60,000 Oncor Electric Delivery Co LLC 7 .000 05/01/32 66,771
45,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 51,049
87,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 102,600
100,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 87,564
60,000 ONE Gas Inc 5 .100 04/01/29 61,172
30,000 ONE Gas Inc 4 .250 09/01/32 29,206
20,000 ONE Gas Inc 4 .500 11/01/48 16,989
50,000 PacifiCorp 5 .800 04/15/36 51,322
190,000 PECO Energy Co 4 .600 05/15/52 158,721
20,000 Piedmont Natural Gas Co Inc 4 .650 08/01/43 17,259
76,000 Potomac Electric Power Co 6 .500 11/15/37 83,533
50,000 PPL Capital Funding Inc 5 .250 09/01/34 50,483
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 19,980
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 89,778
60,000 PPL Electric Utilities Corp 5 .250 05/15/53 55,605
50,000 Public Service Co of Colorado 5 .350 05/15/34 50,844
100,000 Public Service Co of Colorado 5 .050 06/15/36 98,090
18,000 Public Service Co of Colorado 6 .500 08/01/38 19,795
100,000 Public Service Co of Colorado 4 .100 06/15/48 77,857
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 44,422
10,000 Public Service Co of New Hampshire 5 .350 10/01/33 10,285
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,586
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,930
10,000 Public Service Electric and Gas Co 2 .450 01/15/30 9,327
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 61,389
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 148,523
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 10,536
90,000 Public Service Electric and Gas Co 5 .450 03/01/54 85,583
50,000 Public Service Electric and Gas Co 5 .625 01/01/56 49,065
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,176
10,000 Puget Sound Energy Inc 5 .757 10/01/39 10,165
30,000 Puget Sound Energy Inc 5 .638 04/15/41 29,804
50,000 Puget Sound Energy Inc 5 .598 09/15/55 48,202
100,000 San Diego Gas & Electric Co 5 .400 04/15/35 101,684
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 33,534
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,695
30,000 San Diego Gas & Electric Co 5 .350 04/01/53 27,658
30,000 Sempra 5 .500 08/01/33 30,908

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 100,000 Sempra 5 .250% 03/15/36 $ 98,786
134,000 Sempra 6 .000 10/15/39 136,942
110,000 Sempra 4 .000 02/01/48 81,960
180,000 Southern California Edison Co 4 .700 06/01/27 180,493
50,000 Southern California Edison Co 5 .250 03/15/30 50,797
10,000 Southern California Edison Co 5 .950 11/01/32 10,450
50,000 Southern California Edison Co 4 .800 03/15/33 48,940
50,000 Southern California Edison Co 5 .200 06/01/34 49,506
30,000 Southern California Edison Co 5 .350 07/15/35 29,630
60,000 Southern California Edison Co 4 .500 09/01/40 51,641
50,000 Southern California Edison Co 3 .600 02/01/45 35,317
10,000 Southern California Edison Co 4 .125 03/01/48 7,466
90,000 Southern California Edison Co 4 .875 03/01/49 74,703
10,000 Southern California Edison Co 3 .650 02/01/50 6,840
210,000 Southern California Edison Co 5 .450 06/01/52 185,515
10,000 Southern California Gas Co 2 .600 06/15/26 9,989
40,000 Southern California Gas Co 2 .550 02/01/30 37,492
60,000 Southern California Gas Co 5 .450 06/15/35 61,448
50,000 Southern Power Co 4 .250 10/01/30 49,407
50,000 Southern Power Co 4 .900 10/01/35 48,419
20,000 Southwest Gas Corp 5 .800 12/01/27 20,400
10,000 Southwest Gas Corp 3 .700 04/01/28 9,856
40,000 Southwest Gas Corp 2 .200 06/15/30 36,373
20,000 Southwest Gas Corp 3 .800 09/29/46 15,027
150,000 Southwestern Electric Power Co 3 .250 11/01/51 96,265
50,000 Southwestern Public Service Co 5 .300 05/15/35 50,178
126,000 Southwestern Public Service Co 4 .500 08/15/41 110,505
23,000 Southwestern Public Service Co 4 .400 11/15/48 18,547
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,440
30,000 Spire Missouri Inc 4 .800 02/15/33 29,974
10,000 Spire Missouri Inc 5 .150 08/15/34 10,069
50,000 Tampa Electric Co 5 .000 07/15/52 44,557
50,000 Tucson Electric Power Co 3 .250 05/15/32 45,830
40,000 Tucson Electric Power Co 4 .000 06/15/50 30,155
50,000 Union Electric Co 4 .800 03/15/36 48,746
30,000 Washington Gas Light Co 3 .796 09/15/46 22,520
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,166
100,000 WEC Energy Group Inc 2 .200 12/15/28 94,478
50,000 Wisconsin Electric Power Co 5 .650 03/15/56 48,878
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,440
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 50,148
50,000 Wisconsin Power and Light Co 5 .700 12/15/55 48,462
88,000 Wisconsin Public Service Corp 3 .671 12/01/42 68,593
40,000 Xcel Energy Inc 5 .500 03/15/34 40,788
TOTAL UTILITY 10,592,677
TOTAL CORPORATE DEBT
(Cost $112,951,771) 108,147,163
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.2%
GOVERNMENT AGENCY - 1.1%
120,000 Equinor ASA 3 .000 04/06/27 118,999
10,000 Equinor ASA 3 .625 09/10/28 9,898
227,000 Equinor ASA 3 .125 04/06/30 217,013
10,000 Equinor ASA 3 .625 04/06/40 8,337
30,000 Equinor ASA 5 .100 08/17/40 29,471
20,000 Equinor ASA 4 .250 11/23/41 17,353
62,000 Equinor ASA 3 .950 05/15/43 50,969
30,000 Equinor ASA 3 .250 11/18/49 20,760
30,000 Equinor ASA 3 .700 04/06/50 22,475
180,000 Export Development Canada 4 .375 06/29/26 180,124

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 70,000 Export Development Canada 3 .875% 02/14/28 $ 69,912
175,000 Export Development Canada 4 .125 02/13/29 175,825
40,000 Export Development Canada 4 .000 06/20/30 39,960
30,000 Export Development Canada 4 .750 06/05/34 30,830
450,000 Export-Import Bank of Korea 3 .750 09/22/30 442,195
310,000 Federal National Mortgage Association 1 .875 09/24/26 307,699
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,221
429,000 Federal National Mortgage Association 5 .625 07/15/37 465,738
50,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 49,484
10,000 Israel Government AID Bond 5 .500 09/18/33 10,698
100,000 Japan International Cooperation Agency 2 .750 04/27/27 98,808
100,000 Japan International Cooperation Agency 4 .000 05/23/28 99,802
120,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 120,245
242,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 239,835
135,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 135,192
270,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 269,869
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,566
100,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 98,796
25,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 23,295
135,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 138,152
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 198,241
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 103,056
160,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 158,855
195,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 196,074
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 109,923
121,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 123,295
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 104,531
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,496
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 45,037
90,000 (a) Oesterreichische Kontrollbank AG 4 .125 01/18/29 90,362
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 69,425
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 101,632
200,000 Svensk Exportkredit AB 3 .625 03/12/29 198,010
100,000 Svensk Exportkredit AB 3 .750 07/29/30 98,706
TOTAL GOVERNMENT AGENCY 5,210,164
MUNICIPAL BONDS - 0.7%
260,000 Province of Alberta Canada 3 .300 03/15/28 256,857
50,000 Province of Alberta Canada 4 .500 06/26/29 50,684
40,000 Province of Alberta Canada 1 .300 07/22/30 35,661
50,000 Province of Alberta Canada 4 .500 01/24/34 50,017
50,000 Province of Alberta Canada 4 .300 11/02/35 48,772
150,000 Province of British Columbia Canada 2 .250 06/02/26 149,762
110,000 Province of British Columbia Canada 0 .900 07/20/26 109,294
100,000 Province of British Columbia Canada 4 .700 01/24/28 101,182
100,000 (a) Province of British Columbia Canada 3 .900 08/27/30 98,985
17,000 Province of British Columbia Canada 1 .300 01/29/31 14,907
50,000 Province of British Columbia Canada 4 .050 04/23/31 49,555
85,000 Province of British Columbia Canada 4 .200 07/06/33 83,560
100,000 Province of British Columbia Canada 4 .750 06/12/34 101,198
110,000 Province of British Columbia Canada 4 .800 06/11/35 111,265
100,000 Province of Manitoba Canada 4 .300 07/27/33 98,605
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,478
260,000 Province of Ontario Canada 3 .100 05/19/27 258,010
23,000 Province of Ontario Canada 1 .050 05/21/27 22,318
150,000 Province of Ontario Canada 4 .200 01/18/29 150,686
100,000 Province of Ontario Canada 3 .700 09/17/29 98,854
100,000 Province of Ontario Canada 4 .700 01/15/30 102,063
40,000 Province of Ontario Canada 4 .050 04/16/31 39,809
150,000 (a) Province of Ontario Canada 1 .800 10/14/31 132,162
100,000 Province of Ontario Canada 2 .125 01/21/32 89,098
200,000 Province of Ontario Canada 4 .450 11/20/35 197,130
70,000 Province of Quebec Canada 2 .750 04/12/27 69,252

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 140,000 Province of Quebec Canada 4 .500% 04/03/29 $ 141,755
150,000 Province of Quebec Canada 3 .875 01/14/31 148,117
100,000 Province of Quebec Canada 4 .500 09/08/33 100,062
50,000 Province of Quebec Canada 4 .250 09/05/34 48,859
100,000 Province of Quebec Canada 4 .625 08/28/35 99,713
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 50,838
TOTAL MUNICIPAL BONDS 3,178,508
SOVEREIGN DEBT - 2.4%
110,000 African Development Bank 0 .875 07/22/26 109,291
100,000 African Development Bank 3 .500 09/18/29 98,455
50,000 African Development Bank 4 .000 03/18/30 49,974
50,000 African Development Bank 4 .125 01/22/36 48,796
250,000 Asian Development Bank 1 .500 01/20/27 245,825
25,000 Asian Development Bank 4 .375 01/14/28 25,190
120,000 Asian Development Bank 4 .500 08/25/28 121,535
100,000 Asian Development Bank 4 .375 03/06/29 101,181
100,000 Asian Development Bank 1 .875 03/15/29 94,438
130,000 Asian Development Bank 3 .625 08/28/29 128,664
75,000 Asian Development Bank 1 .500 03/04/31 66,666
110,000 Asian Development Bank 3 .125 04/27/32 104,009
110,000 Asian Development Bank 4 .125 01/12/34 108,816
50,000 Asian Development Bank 4 .250 01/14/36 49,459
210,000 Canada Government International Bond 3 .750 04/26/28 209,548
35,000 Canada Government International Bond 4 .000 03/18/30 35,028
140,000 Chile Government International Bond 3 .240 02/06/28 137,221
180,000 Chile Government International Bond 2 .450 01/31/31 164,160
140,000 Chile Government International Bond 4 .950 01/05/36 139,608
270,000 (a) Chile Government International Bond 3 .250 09/21/71 167,157
50,000 Council Of Europe Development Bank 0 .875 09/22/26 49,424
50,000 Council Of Europe Development Bank 3 .625 05/08/28 49,699
50,000 Council Of Europe Development Bank 4 .500 01/15/30 50,817
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 100,788
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 69,890
190,000 European Investment Bank 0 .750 10/26/26 187,210
100,000 European Investment Bank 4 .500 10/16/28 101,342
225,000 European Investment Bank 4 .000 02/15/29 225,426
160,000 European Investment Bank 3 .750 05/15/29 159,040
100,000 European Investment Bank 4 .750 06/15/29 102,369
30,000 European Investment Bank 3 .750 11/15/29 29,787
25,000 European Investment Bank 4 .500 03/14/30 25,461
250,000 European Investment Bank 3 .625 07/15/30 246,367
60,000 European Investment Bank 3 .875 10/15/30 59,657
100,000 European Investment Bank 3 .750 03/13/31 98,657
100,000 European Investment Bank 4 .375 10/10/31 101,426
85,000 European Investment Bank 4 .125 02/13/34 84,157
84,000 Hungary Government International Bond 7 .625 03/29/41 98,521
39,000 Indonesia Government International Bond 4 .150 09/20/27 38,974
190,000 Indonesia Government International Bond 4 .550 01/11/28 190,959
70,000 Indonesia Government International Bond 4 .850 01/11/33 69,641
200,000 Indonesia Government International Bond 5 .600 01/15/35 206,255
280,000 Indonesia Government International Bond 5 .650 01/11/53 274,283
100,000 Indonesia Government International Bond 3 .350 03/12/71 61,757
130,000 Inter-American Development Bank 1 .500 01/13/27 127,892
90,000 Inter-American Development Bank 4 .375 02/01/27 90,290
120,000 Inter-American Development Bank 4 .000 01/12/28 120,155
110,000 Inter-American Development Bank 1 .125 07/20/28 103,507
50,000 Inter-American Development Bank 4 .500 02/15/30 50,892
50,000 Inter-American Development Bank 3 .750 06/14/30 49,520
100,000 Inter-American Development Bank 4 .375 07/16/35 99,902
140,000 Inter-American Development Bank 3 .875 10/28/41 123,366
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 616,514
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 35,802

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 100,000 International Bank for Reconstruction & Development 4 .625% 08/01/28 $ 101,501
128,000 International Bank for Reconstruction & Development 4 .000 07/25/30 127,924
100,000 International Bank for Reconstruction & Development 3 .500 10/28/30 97,867
95,000 International Bank for Reconstruction & Development 4 .000 01/10/31 94,850
150,000 International Bank for Reconstruction & Development 1 .250 02/10/31 131,981
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 102,000
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 87,882
75,000 International Bank for Reconstruction & Development 4 .625 01/15/32 76,907
112,000 International Bank for Reconstruction & Development 2 .500 03/29/32 102,464
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 49,616
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 103,230
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 43,558
115,000 International Bank for Reconstruction & Development 4 .375 08/27/35 114,989
35,000 International Finance Corp 4 .375 01/15/27 35,117
30,000 International Finance Corp 4 .500 01/21/28 30,281
150,000 International Finance Corp 3 .500 01/22/29 148,338
180,000 Israel Government International Bond 2 .750 07/03/30 165,916
41,000 Israel Government International Bond 5 .625 02/19/35 41,861
280,000 Israel Government International Bond 3 .875 07/03/50 199,785
30,000 Korea International Bond 2 .750 01/19/27 29,723
70,000 Korea International Bond 1 .750 10/15/31 61,879
100,000 Nordic Investment Bank 3 .750 05/09/30 98,989
40,000 Panama Government International Bond 3 .160 01/23/30 37,880
200,000 Panama Government International Bond 2 .252 09/29/32 169,000
10,000 Panama Government International Bond 3 .298 01/19/33 8,929
200,000 Panama Government International Bond 5 .227 02/23/34 198,840
80,000 Panama Government International Bond 6 .875 01/31/36 87,960
33,000 Panama Government International Bond 4 .500 05/15/47 27,212
90,000 Panama Government International Bond 4 .500 04/16/50 72,180
65,000 Peruvian Government International Bond 3 .000 01/15/34 56,095
85,000 Peruvian Government International Bond 5 .375 02/08/35 85,680
191,000 Peruvian Government International Bond 6 .550 03/14/37 208,820
96,000 Peruvian Government International Bond 5 .625 11/18/50 92,410
20,000 Peruvian Government International Bond 3 .550 03/10/51 13,813
50,000 Peruvian Government International Bond 6 .200 06/30/55 50,648
165,000 Republic of Italy Government International Bond 2 .875 10/17/29 157,632
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 199,938
205,000 Republic of Poland Government International Bond 5 .125 09/18/34 206,133
130,000 Republic of Poland Government International Bond 5 .375 02/12/35 132,469
50,000 Republic of Poland Government International Bond 5 .375 04/14/36 50,210
15,000 Uruguay Government International Bond 4 .375 01/23/31 15,034
114,000 Uruguay Government International Bond 5 .750 10/28/34 119,207
130,000 Uruguay Government International Bond 5 .442 02/14/37 134,011
200,000 Uruguay Government International Bond 4 .125 11/20/45 172,640
TOTAL SOVEREIGN DEBT 10,648,167
TOTAL GOVERNMENT RELATED
(Cost $19,514,840) 19,036,839
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 26.8%
50,000 Ally Auto Receivables Trust 2026-1 3 .920 10/15/30 49,705
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 150,757
50,000 BA Credit Card Trust 4 .980 11/15/28 50,285
193,803 Bank 2019-BNK19 2 .926 08/15/61 185,764
93,163 BANK 2021-BNK34 1 .935 06/15/63 89,817
100,000 BANK 2021-BNK35 2 .067 06/15/64 94,229
55,000 BANK 2024-BNK48 5 .053 10/15/57 55,280
50,000 (c) BANK 2025-BNK49 5 .623 03/15/58 52,186
43,281 BANK5 2023-5YR4 6 .500 12/15/56 44,883
50,000 (c) BANK5 2024-5YR12 5 .902 12/15/57 51,961
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,254

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 50,000 BANK5 Trust 2024-5YR6 6 .225% 05/15/57 $ 51,976
357,560 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 336,610
100,000 (c) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 106,050
100,000 (c) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 109,301
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 105,353
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 51,921
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 52,592
200,000 Benchmark 2021-B24 Mortgage Trust 2 .264 03/15/54 181,382
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 71,283
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 91,504
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 40,747
50,000 (c) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 51,922
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 36,169
50,000 Benchmark 2026-B42 Mortgage Trust 5 .100 03/15/59 50,211
90,000 (c) BMARK 2023-V4 6 .841 11/15/56 94,012
100,000 (c) BMO 2023-5C1 Mortgage Trust 7 .355 08/15/56 104,280
50,000 (c) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 51,350
35,000 (c) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 35,971
90,000 (c) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 93,241
25,000 (c) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 25,867
100,000 BMO Mortgage Trust 5 .180 10/15/58 101,601
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,955
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,153
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,401
13,472 (b) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 13,381
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 49,877
100,000 Chase Issuance Trust 4 .160 07/15/30 100,139
101,898 Citigroup Commercial Mortgage Trust 2016-C1 3 .209 05/10/49 101,763
66,494 CNH Equipment Trust 2023-B 5 .600 02/15/29 67,303
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 49,626
100,000 Drive Auto Receivables Trust 2025-2 4 .140 09/15/32 100,026
36,487 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 36,587
120,035 Fannie Mae Pool FN MA2941 3 .500 03/01/32 118,005
39,017 Fannie Mae Pool FN MA3392 3 .500 06/01/33 38,247
82,053 Fannie Mae Pool FN MA3490 4 .000 10/01/33 81,419
33,471 Fannie Mae Pool FN MA3828 3 .000 11/01/34 32,158
68,361 Fannie Mae Pool FN MA3865 3 .000 12/01/34 65,632
571,205 Fannie Mae Pool FN MA3956 3 .000 03/01/35 547,647
80,642 Fannie Mae Pool FN MA3957 3 .500 03/01/35 77,881
394,426 Fannie Mae Pool FN MA4074 2 .000 07/01/35 362,786
793,375 Fannie Mae Pool FN MA4075 2 .500 07/01/35 749,272
614,640 Fannie Mae Pool FN MA4123 2 .000 09/01/35 565,325
345,072 Fannie Mae Pool FN MA4180 2 .500 11/01/35 325,327
272,607 Fannie Mae Pool FN MA4228 1 .500 01/01/36 245,706
365,539 Fannie Mae Pool FN MA4278 1 .500 03/01/36 329,126
387,645 Fannie Mae Pool FN MA4298 2 .500 03/01/36 365,455
108,445 Fannie Mae Pool FN MA4302 1 .500 04/01/36 97,641
44,911 Fannie Mae Pool FN MA4316 2 .500 04/01/36 42,276
116,597 Fannie Mae Pool FN MA4330 2 .500 05/01/36 109,755
225,117 Fannie Mae Pool FN MA4359 1 .500 06/01/36 201,992
48,108 Fannie Mae Pool FN MA4361 2 .500 06/01/36 45,346
439,153 Fannie Mae Pool FN MA4383 2 .000 07/01/36 402,828
114,722 Fannie Mae Pool FN MA4402 1 .500 08/01/36 102,958
207,803 Fannie Mae Pool FN MA4516 2 .000 01/01/37 190,614
173,632 Fannie Mae Pool FN MA4535 1 .500 02/01/37 155,785
824,198 Fannie Mae Pool FN MA4536 2 .000 02/01/37 756,458
253,565 Fannie Mae Pool FN MA4566 1 .500 03/01/37 227,501
162,236 Fannie Mae Pool FN MA4602 2 .000 05/01/37 148,817
72,617 Fannie Mae Pool FN MA4604 3 .000 05/01/37 69,173
219,540 Fannie Mae Pool FN MA4629 3 .000 06/01/37 209,127
63,289 Fannie Mae Pool FN MA5042 4 .500 06/01/38 62,980
84,059 Fannie Mae Pool FN MA3890 3 .000 01/01/40 78,217

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 683,024 Fannie Mae Pool FN MA5772 5 .500% 07/01/40 $ 697,946
579,608 Fannie Mae Pool FN MA4268 2 .000 02/01/41 506,861
98,583 Fannie Mae Pool FN MA4310 1 .500 04/01/41 83,516
442,144 Fannie Mae Pool FN MA4334 2 .500 05/01/41 398,414
67,299 Fannie Mae Pool FN MA4364 2 .000 06/01/41 58,626
61,456 Fannie Mae Pool FN MA4366 2 .500 06/01/41 55,329
193,208 Fannie Mae Pool FN MA4387 2 .000 07/01/41 168,122
251,386 Fannie Mae Pool FN MA4423 2 .500 09/01/41 225,850
221,229 Fannie Mae Pool FN MA5982 5 .000 02/01/46 220,364
640,916 Fannie Mae Pool FN MA3143 3 .000 09/01/47 571,063
368,468 Fannie Mae Pool FN MA3120 3 .500 09/01/47 341,600
40,798 Fannie Mae Pool FN MA3182 3 .500 11/01/47 37,652
129,773 Fannie Mae Pool FN MA3358 4 .500 05/01/48 127,232
1,859,879 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,728,748
75,985 Fannie Mae Pool FN MA3536 4 .000 12/01/48 72,181
130,487 Fannie Mae Pool FN MA3574 3 .500 01/01/49 120,269
1,240,969 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,181,467
446,042 Fannie Mae Pool FN MA3692 3 .500 07/01/49 409,393
781,191 Fannie Mae Pool FN MA3774 3 .000 09/01/49 693,998
530,206 Fannie Mae Pool FN MA3905 3 .000 01/01/50 470,369
238,963 Fannie Mae Pool FN MA3991 3 .000 04/01/50 210,733
318,474 Fannie Mae Pool FN MA4019 2 .500 05/01/50 269,853
567,853 Fannie Mae Pool FN MA4077 2 .000 07/01/50 459,369
205,055 Fannie Mae Pool FN MA4078 2 .500 07/01/50 173,811
299,775 Fannie Mae Pool FN MA4079 3 .000 07/01/50 265,286
1,273,753 Fannie Mae Pool FN MA4097 3 .000 08/01/50 1,127,208
304,643 Fannie Mae Pool FN MA4120 2 .500 09/01/50 257,976
108,036 Fannie Mae Pool FN MA4121 3 .000 09/01/50 95,539
644,954 Fannie Mae Pool FN MA4158 2 .000 10/01/50 521,547
251,091 Fannie Mae Pool FN MA4159 2 .500 10/01/50 212,491
1,724,513 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,392,486
213,071 Fannie Mae Pool FN MA4183 2 .500 11/01/50 180,386
1,575,325 Fannie Mae Pool FN MA4208 2 .000 12/01/50 1,272,019
716,818 Fannie Mae Pool FN MA4254 1 .500 02/01/51 549,428
766,945 Fannie Mae Pool FN MA4255 2 .000 02/01/51 620,045
293,555 Fannie Mae Pool FN MA4304 1 .500 04/01/51 225,237
1,957,521 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,577,691
453,651 Fannie Mae Pool FN MA4306 2 .500 04/01/51 382,872
70,514 Fannie Mae Pool FN MA4337 4 .000 04/01/51 66,658
1,751,894 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,410,916
242,642 Fannie Mae Pool FN MA4327 3 .000 05/01/51 214,100
1,515,861 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,222,517
214,185 Fannie Mae Pool FN MA4356 2 .500 06/01/51 180,787
486,215 Fannie Mae Pool FN MA4357 3 .000 06/01/51 427,250
154,961 Fannie Mae Pool FN MA4377 1 .500 07/01/51 118,964
218,636 Fannie Mae Pool FN MA4378 2 .000 07/01/51 176,268
391,222 Fannie Mae Pool FN MA4397 1 .500 08/01/51 300,305
1,135,769 Fannie Mae Pool FN MA4398 2 .000 08/01/51 915,382
1,370,575 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,103,246
666,753 Fannie Mae Pool FN MA4438 2 .500 10/01/51 561,789
260,036 Fannie Mae Pool FN MA4439 3 .000 10/01/51 228,660
1,791,422 Fannie Mae Pool FN MA4465 2 .000 11/01/51 1,441,115
214,020 Fannie Mae Pool FN MA4466 2 .500 11/01/51 180,675
1,613,223 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,297,757
6,174,721 Fannie Mae Pool FN MA4493 2 .500 12/01/51 5,210,743
1,240,295 Fannie Mae Pool FN MA4511 2 .000 01/01/52 996,764
699,737 Fannie Mae Pool FN MA4512 2 .500 01/01/52 590,494
366,417 Fannie Mae Pool FN MA4513 3 .000 01/01/52 321,278
225,220 Fannie Mae Pool FN MA4547 2 .000 02/01/52 180,930
1,132,781 Fannie Mae Pool FN MA4549 3 .000 02/01/52 994,388
2,540,632 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,140,630
274,876 Fannie Mae Pool FN MA4564 3 .000 03/01/52 241,258

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 657,350 Fannie Mae Pool FN MA4565 3 .500% 03/01/52 $ 600,771
321,869 Fannie Mae Pool FN MA4577 2 .000 04/01/52 258,381
1,084,368 Fannie Mae Pool FN MA4578 2 .500 04/01/52 913,102
377,327 Fannie Mae Pool FN MA4579 3 .000 04/01/52 331,129
412,283 Fannie Mae Pool FN MA4600 3 .500 05/01/52 375,523
500,801 Fannie Mae Pool FN MA4644 4 .000 05/01/52 471,335
500,349 Fannie Mae Pool FN MA4623 2 .500 06/01/52 421,033
231,418 Fannie Mae Pool FN MA4625 3 .500 06/01/52 210,899
711,809 Fannie Mae Pool FN MA4684 4 .500 06/01/52 687,818
289,162 Fannie Mae Pool FN MA4686 5 .000 06/01/52 286,374
476,636 Fannie Mae Pool FN MA4653 3 .000 07/01/52 418,220
184,686 Fannie Mae Pool FN MA4654 3 .500 07/01/52 168,352
268,532 Fannie Mae Pool FN MA4655 4 .000 07/01/52 252,240
596,474 Fannie Mae Pool FN MA4656 4 .500 07/01/52 575,632
278,568 Fannie Mae Pool FN MA4709 5 .000 07/01/52 275,896
459,244 Fannie Mae Pool FN MA4699 3 .500 08/01/52 418,437
541,466 Fannie Mae Pool FN MA4700 4 .000 08/01/52 509,709
449,523 Fannie Mae Pool FN MA4701 4 .500 08/01/52 434,601
757,627 Fannie Mae Pool FN MA4737 5 .000 08/01/52 750,360
729,849 Fannie Mae Pool FN MA4738 5 .500 08/01/52 736,762
273,716 Fannie Mae Pool FN MA4731 3 .500 09/01/52 249,309
312,361 Fannie Mae Pool FN MA4732 4 .000 09/01/52 293,948
493,874 Fannie Mae Pool FN MA4781 3 .000 10/01/52 433,139
406,962 Fannie Mae Pool FN MA4782 3 .500 10/01/52 370,675
498,761 Fannie Mae Pool FN MA4783 4 .000 10/01/52 468,915
202,730 Fannie Mae Pool FN MA4804 4 .000 11/01/52 190,484
467,618 Fannie Mae Pool FN MA4805 4 .500 11/01/52 451,713
282,007 Fannie Mae Pool FN MA4807 5 .500 11/01/52 285,363
429,027 Fannie Mae Pool FN MA4847 6 .000 11/01/52 441,127
146,388 Fannie Mae Pool FN MA4852 6 .500 11/01/52 152,153
351,918 Fannie Mae Pool FN MA4842 5 .500 12/01/52 355,611
587,252 Fannie Mae Pool FN MA4894 6 .000 01/01/53 602,393
352,929 Fannie Mae Pool FN MA4895 6 .500 01/01/53 365,975
370,274 Fannie Mae Pool FN MA5027 4 .000 05/01/53 347,565
244,044 Fannie Mae Pool FN MA5008 4 .500 05/01/53 235,642
319,657 Fannie Mae Pool FN MA5009 5 .000 05/01/53 316,476
142,855 Fannie Mae Pool FN MA5012 6 .500 05/01/53 148,377
265,844 Fannie Mae Pool FN MA5038 5 .000 06/01/53 263,198
163,007 Fannie Mae Pool FN MA5071 5 .000 07/01/53 161,335
675,881 Fannie Mae Pool FN MA5106 5 .000 08/01/53 668,439
577,376 Fannie Mae Pool FN MA5108 6 .000 08/01/53 592,292
991,845 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,000,015
58,215 Fannie Mae Pool FN MA5166 6 .000 10/01/53 59,627
204,844 Fannie Mae Pool FN MA5190 5 .500 11/01/53 206,516
94,424 Fannie Mae Pool FN MA5192 6 .500 11/01/53 97,958
35,103 Fannie Mae Pool FN MA5193 7 .000 11/01/53 37,035
503,698 Fannie Mae Pool FN MA5216 6 .000 12/01/53 514,928
78,597 Fannie Mae Pool FN MA5217 6 .500 12/01/53 81,501
92,636 Fannie Mae Pool FN MA5218 7 .000 12/01/53 97,843
301,848 Fannie Mae Pool FN MA5263 4 .000 01/01/54 283,494
113,792 Fannie Mae Pool FN MA5247 6 .000 01/01/54 116,243
152,833 Fannie Mae Pool FN MA5271 5 .500 02/01/54 153,835
75,525 Fannie Mae Pool FN MA5273 6 .500 02/01/54 78,360
87,237 Fannie Mae Pool FN MA5295 6 .000 03/01/54 89,064
34,060 Fannie Mae Pool FN MA5298 7 .000 03/01/54 35,935
470,060 Fannie Mae Pool FN MA5326 4 .500 04/01/54 452,421
113,472 Fannie Mae Pool FN MA5329 6 .500 04/01/54 117,734
118,087 Fannie Mae Pool FN MA5342 7 .000 04/01/54 124,658
302,762 Fannie Mae Pool FN MA5353 5 .500 05/01/54 304,607
490,201 Fannie Mae Pool FN MA5388 5 .500 06/01/54 493,163
65,348 Fannie Mae Pool FN MA5389 6 .000 06/01/54 66,716
196,853 Fannie Mae Pool FN MA5390 6 .500 06/01/54 204,138

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 586,159 Fannie Mae Pool FN MA5419 5 .000% 07/01/54 $ 578,097
232,046 Fannie Mae Pool FN MA5421 6 .000 07/01/54 236,905
378,125 Fannie Mae Pool FN MA5444 5 .500 08/01/54 380,197
294,233 Fannie Mae Pool FN MA5445 6 .000 08/01/54 300,279
248,739 Fannie Mae Pool FN MA5446 6 .500 08/01/54 257,932
843,569 Fannie Mae Pool FN MA5470 5 .500 09/01/54 848,192
861,784 Fannie Mae Pool FN MA5471 6 .000 09/01/54 879,830
74,776 Fannie Mae Pool FN MA5472 6 .500 09/01/54 77,540
95,301 Fannie Mae Pool FN MA5496 5 .000 10/01/54 93,983
114,031 Fannie Mae Pool FN MA5499 6 .500 10/01/54 118,246
196,656 Fannie Mae Pool FN MA5529 4 .500 11/01/54 189,276
555,264 Fannie Mae Pool FN MA5530 5 .000 11/01/54 547,555
578,800 Fannie Mae Pool FN MA5552 5 .000 12/01/54 570,749
927,793 Fannie Mae Pool FN MA5553 5 .500 12/01/54 932,973
201,130 Fannie Mae Pool FN MA5675 6 .500 04/01/55 208,564
759,912 Fannie Mae Pool FN MA5700 5 .500 05/01/55 764,154
323,711 Fannie Mae Pool FN MA5701 6 .000 05/01/55 330,490
654,888 Fannie Mae Pool FN MA5761 6 .000 07/01/55 668,603
147,953 Fannie Mae Pool FN MA5762 6 .500 07/01/55 153,422
520,828 Fannie Mae Pool FN MA5792 5 .500 08/01/55 523,682
474,373 Fannie Mae Pool FN MA5793 6 .000 08/01/55 484,307
138,865 Fannie Mae Pool FN MA5795 7 .000 08/01/55 146,508
190,746 Fannie Mae Pool FN MA5821 5 .000 09/01/55 188,083
352,947 Fannie Mae Pool FN MA5822 5 .500 09/01/55 354,880
1,342,231 Fannie Mae Pool FN MA5823 6 .000 09/01/55 1,370,340
184,312 Fannie Mae Pool FN MA5824 6 .500 09/01/55 191,124
72,425 Fannie Mae Pool FN MA5825 7 .000 09/01/55 76,478
799,821 Fannie Mae Pool FN MA5853 5 .500 10/01/55 804,204
308,316 Fannie Mae Pool FN MA5855 6 .500 10/01/55 319,712
436,716 Fannie Mae Pool FN MA5878 5 .000 11/01/55 430,484
153,012 Fannie Mae Pool FN MA5943 4 .500 01/01/56 147,269
289,317 Fannie Mae Pool FN MA5945 5 .500 01/01/56 290,976
985,389 Fannie Mae Pool FN MA5971 5 .000 02/01/56 971,328
2,175,047 Fannie Mae Pool FN MA6029 5 .000 04/01/56 2,144,064
167,317 (c) Fannie Mae-Aces 3 .130 03/25/28 164,355
229,341 (c) Fannie Mae-Aces 3 .473 07/25/28 225,928
36,241 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 36,361
50,000 Ford Credit Auto Lease Trust 2025-B 4 .230 12/15/28 50,100
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 50,607
295,945 Freddie Mac Multifamily Structured Pass Through Certificates 2 .862 05/25/26 295,186
3,722 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 3,653
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 59,493
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 95,372
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 101,041
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 100,781
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 101,168
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 102,763
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 35,957
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 102,485
204,734 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 200,299
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 50,526
82,606 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 77,038
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 100,359
86,762 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 81,564
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 51,821
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 87,877
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 102,709
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 200,870
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 100,848
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 101,983
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 99,904
95,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 98,580

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489% 09/25/34 $ 49,694
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 91,009
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 100,429
94,755 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 81,989
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 09/25/35 199,361
317,699 Freddie Mac Pool FR RB5149 2 .500 03/01/42 284,720
588,019 Freddie Mac Pool FR SD3574 3 .000 11/01/48 528,979
78,233 Freddie Mac Pool FR SD8071 4 .500 06/01/50 76,000
206,960 Freddie Mac Pool FR SD8161 2 .500 08/01/51 174,761
914,575 Freddie Mac Pool FR SD8178 2 .500 11/01/51 771,415
212,992 Freddie Mac Pool FR SD8195 3 .000 02/01/52 186,971
319,024 Freddie Mac Pool FR SD5345 2 .500 04/01/52 268,471
196,322 Freddie Mac Pool FR SD8428 4 .000 05/01/54 184,221
351,881 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 324,715
44,319 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 42,168
51,442 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 48,942
318,105 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 284,416
149,388 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 133,490
179,714 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 165,448
584,559 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 521,722
168,634 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 160,196
179,459 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 165,205
110,942 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 101,890
57,508 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 52,905
59,159 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 52,840
590,864 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 486,346
523,603 Ginnie Mae II Pool G2 MA6865 2 .500 09/20/50 449,599
62,880 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 53,960
210,126 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 180,189
375,498 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 309,076
177,795 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 162,612
348,653 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 298,970
394,617 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 338,383
437,649 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 375,282
284,228 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 253,355
631,698 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 541,358
1,118,324 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 920,504
193,268 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 165,628
207,404 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 177,845
226,948 Ginnie Mae II Pool G2 MA7648 2 .000 10/20/51 186,803
187,648 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 167,264
636,827 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 524,179
203,984 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 174,912
314,227 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 269,442
214,888 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 191,611
439,400 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 361,675
140,576 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 120,529
1,153,644 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 1,028,419
170,429 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 155,604
1,245,295 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 1,025,016
179,863 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 154,213
346,185 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 308,571
644,515 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 587,952
159,785 Ginnie Mae II Pool G2 MA7939 4 .000 03/20/52 150,676
462,355 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 396,418
169,899 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 154,936
356,685 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 347,075
617,447 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 581,900
179,684 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 174,902
340,143 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 339,827
362,433 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 352,453
149,290 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 140,532

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 144,904 Ginnie Mae II Pool G2 MA8201 4 .500% 08/20/52 $ 140,914
140,149 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 139,977
150,389 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 136,818
166,339 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 156,927
125,166 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 127,240
320,105 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 319,303
92,587 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 95,161
218,153 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 198,417
304,839 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 309,655
90,734 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 93,256
229,233 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 235,572
98,058 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 103,004
230,799 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 234,278
160,270 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 151,216
68,262 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 71,587
184,776 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 179,122
83,433 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 80,905
205,171 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 207,942
223,063 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 222,021
133,405 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 135,040
51,812 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 53,182
27,718 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 28,813
187,794 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 181,585
264,537 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 262,904
77,121 Ginnie Mae II Pool G2 MA9365 7 .000 12/20/53 80,167
265,411 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 264,146
138,042 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 141,415
51,903 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 54,401
109,637 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 114,896
78,301 Ginnie Mae II Pool G2 MA9671 7 .000 05/20/54 81,323
195,161 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 183,031
73,361 Ginnie Mae II Pool G2 MA9725 5 .500 06/20/54 74,194
139,801 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 143,270
179,923 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 181,913
133,097 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 136,156
284,646 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 275,003
163,138 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 167,154
172,157 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 170,897
499,238 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 504,067
109,755 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 112,225
155,293 Ginnie Mae II Pool G2 MA9962 4 .000 10/20/54 145,416
355,703 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 353,107
168,650 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 176,438
233,885 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 232,172
239,466 Ginnie Mae II Pool G2 MB0484 5 .000 07/20/55 237,712
605,772 Ginnie Mae II Pool G2 MB0485 5 .500 07/20/55 611,211
219,087 Ginnie Mae II Pool G2 MB0486 6 .000 07/20/55 223,485
212,116 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 191,892
251,603 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 242,847
98,312 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 97,593
438,687 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 442,192
95,822 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 97,746
243,358 Ginnie Mae II Pool G2 MB0687 6 .000 10/20/55 248,275
96,431 Ginnie Mae II Pool G2 MB0688 6 .500 10/20/55 100,867
197,341 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 198,918
153,776 Ginnie Mae II Pool G2 MB0812 4 .500 12/20/55 148,424
297,253 Ginnie Mae II Pool G2 MB0813 5 .000 12/20/55 295,077
197,771 Ginnie Mae II Pool G2 MB0814 5 .500 12/20/55 199,351
396,952 Ginnie Mae II Pool G2 788393 5 .000 01/20/56 395,930
993,070 Ginnie Mae II Pool G2 MB0871 5 .000 01/20/56 985,798
33,985 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 34,200
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 196,666

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 44,232 Harley-Davidson Motorcycle Trust 2024-B 4 .310% 07/16/29 $ 44,314
40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210 07/18/30 40,548
44,812 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 44,990
75,000 Honda Auto Receivables 2026-1 Owner Trust 3 .780 09/23/30 74,429
75,000 Hyundai Auto Receivables Trust 3 .790 02/18/31 74,417
55,741 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 56,146
50,000 John Deere Owner Trust 2026 3 .870 08/15/30 49,552
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,236
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 50,763
4,231 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 4,221
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,359
16,426 Santander Drive Auto Receivables Trust 2024-2 5 .630 11/15/28 16,447
50,000 Santander Drive Auto Receivables Trust 2026-1 4 .260 04/15/32 49,342
100,000 Synchrony Card Funding LLC 5 .540 07/15/29 100,347
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 35,149
90,000 Verizon Master Trust 5 .210 06/20/29 90,219
50,000 Wells Fargo Commercial Mortgag 5 .203 12/15/58 50,800
236,808 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 232,352
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 51,028
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,193
49,967 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 50,104
TOTAL SECURITIZED
(Cost $128,589,768) 120,526,871
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 43.9%
200,000 United States Treasury Note/Bond 4 .500 05/15/27 201,409
2,000,000 United States Treasury Note/Bond 2 .625 05/31/27 1,975,234
900,000 United States Treasury Note/Bond 0 .500 06/30/27 866,285
2,500,000 United States Treasury Note/Bond 3 .250 06/30/27 2,483,984
1,000,000 United States Treasury Note/Bond 2 .750 07/31/27 986,797
500,000 United States Treasury Note/Bond 3 .875 07/31/27 500,137
2,186,000 United States Treasury Note/Bond 2 .250 08/15/27 2,141,938
100,000 United States Treasury Note/Bond 4 .125 09/30/27 100,348
500,000 United States Treasury Note/Bond 3 .500 10/31/27 497,285
1,600,000 United States Treasury Note/Bond 4 .125 10/31/27 1,605,625
888,000 United States Treasury Note/Bond 2 .250 11/15/27 866,528
300,000 United States Treasury Note/Bond 4 .125 11/15/27 301,078
320,000 United States Treasury Note/Bond 0 .625 11/30/27 304,125
1,600,000 United States Treasury Note/Bond 3 .875 11/30/27 1,599,813
300,000 United States Treasury Note/Bond 3 .375 12/31/27 297,551
3,798,000 United States Treasury Note/Bond 3 .875 12/31/27 3,797,110
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,490,215
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,298,127
2,500,000 United States Treasury Note/Bond 3 .375 02/29/28 2,478,125
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,202,391
2,000,000 United States Treasury Note/Bond 3 .500 04/30/28 1,984,922
1,100,000 United States Treasury Note/Bond 3 .625 05/31/28 1,094,113
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,462,059
400,000 United States Treasury Note/Bond 3 .375 09/15/28 395,250
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,761,570
650,000 United States Treasury Note/Bond 1 .375 10/31/28 611,152
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,045,547
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,578,787
200,000 United States Treasury Note/Bond 3 .500 12/15/28 198,000
4,750,000 United States Treasury Note/Bond 3 .750 12/31/28 4,730,518
300,000 United States Treasury Note/Bond 1 .750 01/31/29 283,195
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,856,346
34,000 United States Treasury Note/Bond 3 .500 02/15/29 33,633
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,884,289
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,665,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 800,000 United States Treasury Note/Bond 4 .625% 04/30/29 $ 815,813
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,405,515
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,236,523
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,684,647
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,955,762
514,000 United States Treasury Note/Bond 1 .625 08/15/29 477,900
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,554,539
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,549,094
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,077,814
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,810,125
500,000 United States Treasury Note/Bond 3 .875 12/31/29 498,496
750,000 United States Treasury Note/Bond 4 .375 12/31/29 760,518
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,079,666
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,301,219
3,450,000 United States Treasury Note/Bond 3 .875 04/30/30 3,436,793
100,000 United States Treasury Note/Bond 0 .625 05/15/30 87,566
1,550,000 United States Treasury Note/Bond 4 .000 05/31/30 1,550,969
2,300,000 United States Treasury Note/Bond 3 .875 06/30/30 2,290,117
4,700,000 United States Treasury Note/Bond 3 .875 07/31/30 4,678,520
2,000,000 United States Treasury Note/Bond 3 .625 08/31/30 1,969,922
7,900,000 United States Treasury Note/Bond 3 .625 09/30/30 7,780,267
4,700,000 United States Treasury Note/Bond 3 .625 10/31/30 4,627,113
3,500,000 United States Treasury Note/Bond 3 .500 11/30/30 3,426,172
3,850,000 United States Treasury Note/Bond 3 .625 12/31/30 3,786,986
1,900,000 United States Treasury Note/Bond 3 .750 01/31/31 1,878,328
150,000 United States Treasury Note/Bond 4 .000 01/31/31 149,824
1,440,000 United States Treasury Note/Bond 3 .500 02/28/31 1,407,825
600,000 United States Treasury Note/Bond 3 .875 03/31/31 596,016
350,000 United States Treasury Note/Bond 3 .875 04/30/31 347,648
100,000 United States Treasury Note/Bond 4 .125 10/31/31 100,207
700,000 United States Treasury Note/Bond 4 .125 11/30/31 701,176
250,000 United States Treasury Note/Bond 4 .500 12/31/31 255,010
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 885,078
500,000 United States Treasury Note/Bond 4 .125 02/29/32 500,176
3,050,000 United States Treasury Note/Bond 2 .875 05/15/32 2,844,602
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,060,605
750,000 United States Treasury Note/Bond 3 .875 08/31/32 738,047
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,146,272
700,000 United States Treasury Note/Bond 3 .500 02/15/33 671,234
800,000 United States Treasury Note/Bond 3 .375 05/15/33 759,313
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,271,156
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,778,232
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,620,738
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,515,527
750,000 United States Treasury Note/Bond 3 .875 08/15/34 727,793
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 1,990,000
450,000 United States Treasury Note/Bond 4 .625 02/15/35 459,457
2,950,000 United States Treasury Note/Bond 4 .250 05/15/35 2,927,990
1,700,000 United States Treasury Note/Bond 4 .125 02/15/36 1,664,141
200,000 United States Treasury Note/Bond 1 .125 08/15/40 123,891
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 894,156
500,000 United States Treasury Note/Bond 2 .250 05/15/41 361,738
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 696,979
198,000 United States Treasury Note/Bond 2 .000 11/15/41 135,939
1,400,000 United States Treasury Note/Bond 2 .375 02/15/42 1,013,359
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,192,668
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,489,341
500,000 United States Treasury Note/Bond 3 .375 08/15/42 414,668
135,000 United States Treasury Note/Bond 2 .750 11/15/42 101,835
498,000 United States Treasury Note/Bond 4 .000 11/15/42 447,325
600,000 United States Treasury Note/Bond 3 .875 05/15/43 527,391
950,000 United States Treasury Note/Bond 4 .375 08/15/43 889,066

Portfolio of Investments April 30, 2026
(continued)
NUBD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 2,340,000 United States Treasury Note/Bond 4 .750% 11/15/43 $ 2,291,189
1,350,000 United States Treasury Note/Bond 4 .500 02/15/44 1,279,230
900,000 United States Treasury Note/Bond 4 .625 05/15/44 865,195
100,000 United States Treasury Note/Bond 4 .125 08/15/44 89,906
400,000 United States Treasury Note/Bond 4 .625 11/15/44 383,578
200,000 United States Treasury Note/Bond 4 .750 02/15/45 194,727
1,320,000 United States Treasury Note/Bond 5 .000 05/15/45 1,325,156
2,400,000 United States Treasury Note/Bond 4 .875 08/15/45 2,370,375
2,400,000 United States Treasury Note/Bond 4 .625 11/15/45 2,293,125
2,053,000 United States Treasury Note/Bond 4 .625 02/15/46 1,960,615
1,221,000 United States Treasury Note/Bond 2 .750 08/15/47 855,368
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 867,477
700,000 United States Treasury Note/Bond 1 .375 08/15/50 338,160
200,000 United States Treasury Note/Bond 1 .625 11/15/50 103,078
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,084,063
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 680,023
160,000 United States Treasury Note/Bond 1 .875 11/15/51 86,756
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 773,297
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 924,117
550,000 United States Treasury Note/Bond 3 .000 08/15/52 385,967
949,000 United States Treasury Note/Bond 4 .000 11/15/52 805,390
550,000 United States Treasury Note/Bond 3 .625 02/15/53 435,811
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 957,743
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,377,027
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,152,281
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,326,680
875,000 United States Treasury Note/Bond 4 .625 05/15/54 823,799
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,194,117
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,337,568
350,000 United States Treasury Note/Bond 4 .625 02/15/55 329,615
1,550,000 United States Treasury Note/Bond 4 .750 05/15/55 1,490,240
2,100,000 United States Treasury Note/Bond 4 .750 08/15/55 2,020,266
1,350,000 United States Treasury Note/Bond 4 .625 11/15/55 1,273,219
1,914,000 United States Treasury Note/Bond 4 .750 02/15/56 1,842,823
TOTAL U.S. TREASURY
(Cost $207,658,764) 197,223,284
TOTAL LONG-TERM INVESTMENTS
(Cost $468,715,143) 444,934,157
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
1,983,110 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .670 (e) $ 1,983,110
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,983,110) 1,983,110
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
CORPORATE DEBT - 0.0%
INDUSTRIAL - 0.0%
10,000 Enbridge Inc 4 .250 12/01/26 10,002
TOTAL INDUSTRIAL 10,002
TOTAL CORPORATE DEBT
(Cost $10,007) 10,002
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,007) 10,002
TOTAL INVESTMENTS - 99 .4%
(Cost $ 470,708,260 ) 446,927,269
OTHER ASSETS & LIABILITIES, NET - 0.6% 2,568,527
NET ASSETS - 100% $ 449,495,796

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,904,062.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $669,092 or 0.1% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 108,147,163 $ – $ 108,147,163
Government Related – 19,036,839 – 19,036,839
Securitized – 120,526,871 – 120,526,871
U.S. Treasury – 197,223,284 – 197,223,284
Investments Purchased with Collateral from Securities
Lending 1,983,110 – – 1,983,110
Short-Term Investments:
Corporate Debt – 10,002 – 10,002
Total $ 1,983,110 $ 444,944,159 $ – $ 446,927,269
a

Portfolio of Investments April 30, 2026
NPFI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
149087435 CORPORATE BONDS - 96.0% (a) 149087435
AUTOMOBILES & COMPONENTS - 1.2%
$ 648,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 642,424
1,229,000 (b),(c) General Motors Financial Co Inc 5 .700 N/A 1,207,620
TOTAL AUTOMOBILES & COMPONENTS 1,850,044
BANKS - 58.1%
656,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 722,245
1,800,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,905,138
600,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7 .125 N/A 600,000
600,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 600,789
1,400,000 (b),(d) Banco Santander SA 9 .625 N/A 1,662,354
2,800,000 (b),(d) Banco Santander SA 8 .000 N/A 3,040,965
800,000 (b),(c) Bank of America Corp 6 .250 N/A 808,537
41,000 (b),(c) Bank of America Corp 4 .375 N/A 40,624
1,825,000 (b),(c) Bank of America Corp 6 .625 N/A 1,882,239
850,000 (b),(c) Bank of America Corp 6 .125 N/A 855,779
900,000 (c) Bank of Montreal 7 .700 05/26/84 945,513
1,500,000 (c) Bank of Montreal 6 .875 11/26/85 1,534,987
1,400,000 (c) Bank of Montreal 7 .300 11/26/84 1,474,924
1,200,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 1,214,295
400,000 (c) Bank of Nova Scotia/The 8 .000 01/27/84 424,203
1,152,000 (b),(d) Barclays PLC 8 .000 N/A 1,209,078
1,100,000 (b),(d) Barclays PLC 9 .625 N/A 1,227,556
1,950,000 (b),(d) Barclays PLC 7 .625 N/A 2,053,837
600,000 (b),(d),(f) BNP Paribas SA 0 .000 N/A 603,520
1,200,000 (b),(d),(f) BNP Paribas SA 7 .375 N/A 1,244,478
1,150,000 (b),(d),(f) BNP Paribas SA 8 .000 N/A 1,230,610
783,000 (b),(d),(f) BNP Paribas SA 9 .250 N/A 825,263
700,000 (b),(d),(f) BNP Paribas SA 7 .750 N/A 734,209
891,000 (b),(d),(f) BNP Paribas SA 8 .500 N/A 941,399
1,500,000 (b),(d),(f) BNP Paribas SA 7 .450 N/A 1,553,887
1,575,000 (c) Canadian Imperial Bank of Commerce 7 .000 10/28/85 1,616,166
1,200,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 1,223,437
875,000 (c) Canadian Imperial Bank of Commerce 6 .500 07/28/86 872,296
125,000 (b),(c) Citigroup Inc 6 .875 N/A 126,913
559,000 (b),(c) Citigroup Inc 7 .375 N/A 574,328
1,400,000 (b),(c) Citigroup Inc 6 .625 N/A 1,417,160
1,700,000 (b),(c) Citigroup Inc 7 .000 N/A 1,765,921
885,000 (b),(c) Citigroup Inc 6 .950 N/A 900,663
465,000 (b),(c) Citigroup Inc 7 .125 N/A 471,807
400,000 (b),(c) Citigroup Inc 7 .200 N/A 408,080
446,000 (b),(c) Citigroup Inc 7 .625 N/A 463,803
750,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.265%) 6 .938 N/A 748,218
1,450,000 (b),(d),(f) Credit Agricole SA 7 .125 N/A 1,502,829
1,450,000 (b),(d),(f) Credit Agricole SA 6 .700 N/A 1,464,454
1,250,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 1,256,256
1,818,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 1,895,549
1,000,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 1,024,499
575,000 (b),(d) HSBC Holdings PLC 6 .750 N/A 582,392
1,900,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 1,967,665
435,000 (b),(c) Huntington Bancshares Inc/OH 5 .625 N/A 439,694
1,400,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 1,402,009
1,488,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 1,540,376
1,500,000 (b),(d) ING Groep NV 7 .000 N/A 1,551,282
2,650,000 (b),(c) JPMorgan Chase & Co 6 .100 N/A 2,650,000
1,900,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 1,950,455
1,068,000 (b),(c) JPMorgan Chase & Co 6 .875 N/A 1,112,573
600,000 (b),(d) Lloyds Banking Group PLC 6 .750 N/A 617,267
1,000,000 (b),(d) Lloyds Banking Group PLC 6 .625 N/A 981,918
1,200,000 (b),(d) Lloyds Banking Group PLC 8 .000 N/A 1,279,733
222,000 (b),(c) M&T Bank Corp 5 .125 N/A 221,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 2,800,000 (b),(d) NatWest Group PLC 7 .300 % N/A $ 2,905,804
1,571,000 (b),(d) NatWest Group PLC 8 .125 N/A 1,734,499
1,800,000 (b),(d),(f) Nordea Bank Abp 6 .750 N/A 1,834,283
286,000 (b),(c) PNC Financial Services Group Inc/The 6 .000 N/A 286,044
1,410,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 1,432,838
945,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 951,285
1,200,000 (c) Royal Bank of Canada 6 .750 08/24/85 1,221,228
1,900,000 (c) Royal Bank of Canada 6 .500 05/24/86 1,881,413
2,200,000 (b),(d),(f) Societe Generale SA 8 .500 N/A 2,413,000
800,000 (b),(d),(f) Societe Generale SA 10 .000 N/A 874,388
1,000,000 (b),(d),(f) Societe Generale SA 7 .125 N/A 989,707
677,000 (b),(d),(f) Societe Generale SA 9 .375 N/A 713,946
1,150,000 (b),(d),(f) Standard Chartered PLC 7 .750 N/A 1,185,161
800,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 805,378
1,000,000 (c) Toronto-Dominion Bank/The 8 .125 10/31/82 1,040,150
1,464,000 (b),(c) Truist Financial Corp 6 .669 N/A 1,464,558
2,001,000 (b),(c) Wells Fargo & Co 7 .625 N/A 2,101,088
1,000,000 (b),(c) Wells Fargo & Co 6 .125 N/A 1,003,466
2,000,000 (b),(c) Wells Fargo & Co 6 .850 N/A 2,080,396
TOTAL BANKS 90,283,826
CAPITAL GOODS - 0.7%
1,160,000 (b),(c) Sumisho Air Lease Corp 6 .000 N/A 1,123,701
TOTAL CAPITAL GOODS 1,123,701
ENERGY - 5.6%
1,639,000 (c) Enbridge Inc 7 .625 01/15/83 1,775,924
1,155,000 (c) Enbridge Inc 8 .500 01/15/84 1,315,673
480,000 (b),(c) Energy Transfer LP 6 .625 N/A 484,229
722,000 (b),(c) Energy Transfer LP 7 .125 N/A 741,519
400,000 (c) Energy Transfer LP 8 .000 05/15/54 424,011
800,000 (c) Energy Transfer LP 6 .500 02/15/56 802,156
525,000 (c) Energy Transfer LP 6 .750 02/15/56 528,773
470,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 496,900
345,000 (b),(c),(f) Sunoco LP 7 .875 N/A 357,267
1,200,000 (c) Transcanada Trust 5 .600 03/07/82 1,185,341
575,000 (b),(c),(f) Venture Global LNG Inc 9 .000 N/A 568,699
TOTAL ENERGY 8,680,492
FINANCIAL SERVICES - 13.6%
1,615,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,672,366
700,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 712,606
822,000 (b),(c) Ally Financial Inc 4 .700 N/A 790,835
650,000 (b),(c) Ally Financial Inc 7 .100 N/A 649,488
700,000 (b),(c) Charles Schwab Corp/The 6 .100 N/A 700,310
950,000 (b),(c),(f) Compeer Financial ACA 7 .875 N/A 964,250
925,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 951,423
1,400,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 1,485,268
1,050,000 (b),(c) Goldman Sachs Group Inc/The 6 .850 N/A 1,081,732
1,850,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 1,863,816
550,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 574,796
1,229,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 1,291,964
400,000 (b),(d) Julius Baer Group Ltd, Reg S 7 .500 N/A 413,151
600,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 618,221
927,000 (b),(c) State Street Corp 6 .700 N/A 955,241
1,250,000 (b),(d),(f) UBS Group AG 7 .750 N/A 1,333,445
1,150,000 (b),(d),(f) UBS Group AG 9 .250 N/A 1,244,444
1,243,000 (b),(d),(f) UBS Group AG 9 .250 N/A 1,450,629
1,800,000 (b),(d),(f) UBS Group AG 7 .000 N/A 1,831,783
550,000 (b),(c) Voya Financial Inc 7 .758 N/A 573,650
TOTAL FINANCIAL SERVICES 21,159,418
FOOD, BEVERAGE & TOBACCO - 1.3%
1,200,000 (b),(c),(f) Land O' Lakes Inc 8 .000 N/A 1,190,388
900,000 (b),(c),(f) Land O' Lakes Inc 7 .250 N/A 821,250
TOTAL FOOD, BEVERAGE & TOBACCO 2,011,638

Portfolio of Investments April 30, 2026
(continued)
NPFI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$ 200,000 (c) CVS Health Corp 6 .750% 12/10/54 $ 207,205
400,000 (c) CVS Health Corp 7 .000 03/10/55 415,007
TOTAL HEALTH CARE EQUIPMENT & SERVICES 622,212
INSURANCE - 9.7%
1,175,000 (c) American National Group Inc 7 .000 12/01/55 1,148,244
1,562,000 (c) Assurant Inc 7 .000 03/27/48 1,582,179
1,000,000 (c),(f) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 948,040
800,000 (c) Athene Holding Ltd 6 .875 06/28/55 776,331
89,000 (c) AXIS Specialty Finance LLC 4 .900 01/15/40 86,938
700,000 (c) Corebridge Financial Inc 6 .375 09/15/54 696,045
1,050,000 (c),(f) Enstar Group Ltd 7 .500 04/01/45 1,086,987
300,000 (c) MetLife Inc 5 .850 03/15/56 295,941
1,200,000 (c) MetLife Inc 6 .350 03/15/55 1,228,393
104,000 (c),(f) MetLife Inc 9 .250 04/08/38 122,442
84,000 (c) PartnerRe Finance B LLC 4 .500 10/01/50 79,998
125,000 (c) Prudential Financial Inc 5 .125 03/01/52 121,830
225,000 (c) Prudential Financial Inc 6 .500 03/15/54 231,683
950,000 (c) Reinsurance Group of America Inc 6 .650 09/15/55 963,861
300,000 (c) Reinsurance Group of America Inc 6 .375 09/15/56 293,790
800,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6 .875 N/A 801,175
1,000,000 (b),(c),(f) SBL Holdings Inc 9 .508 N/A 945,596
2,250,000 (b),(c),(f) SBL Holdings Inc 6 .500 N/A 2,033,873
1,500,000 (b),(d) Standard Life PLC, Reg S 8 .500 N/A 1,598,520
TOTAL INSURANCE 15,041,866
MEDIA & ENTERTAINMENT - 0.2%
250,000 (b),(c),(f) Farm Credit Bank of Texas 7 .750 N/A 259,733
TOTAL MEDIA & ENTERTAINMENT 259,733
TELECOMMUNICATION SERVICES - 1.0%
600,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 622,651
375,000 (c) Rogers Communications Inc 7 .125 04/15/55 386,854
400,000 (c) TELUS Corp 7 .000 10/15/55 413,731
73,000 (c) Vodafone Group PLC 7 .000 04/04/79 76,130
TOTAL TELECOMMUNICATION SERVICES 1,499,366
UTILITIES - 4.2%
200,000 (c) AES Corp/The 6 .950 07/15/55 195,110
285,000 (c) AES Corp/The 7 .600 01/15/55 290,338
400,000 (c),(f) AltaGas Ltd 7 .200 10/15/54 415,575
125,000 (c) CMS Energy Corp 6 .500 06/01/55 128,072
402,000 (c) Dominion Energy Inc 7 .000 06/01/54 428,648
180,000 (c) Duke Energy Corp 6 .450 09/01/54 188,055
575,000 (c) Emera US Finance LLC 6 .850 10/01/56 576,720
335,000 (c) Entergy Corp 7 .125 12/01/54 344,875
1,000,000 (c) EUSHI Finance Inc 7 .625 12/15/54 1,035,301
559,000 (c) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 585,342
400,000 (c) PG&E Corp 7 .375 03/15/55 411,423
200,000 (c),(f) Puget Energy Inc 7 .250 09/15/56 201,124
84,000 (c) Sempra 4 .125 04/01/52 82,784
300,000 (c) Sempra 6 .550 04/01/55 303,082
575,000 (c) Sempra 6 .375 04/01/56 581,562
250,000 (b),(c),(f) Vistra Corp 8 .000 N/A 252,197
319,000 (b),(c),(f) Vistra Corp 7 .000 N/A 319,932
200,000 (b),(c),(f) Vistra Corp 8 .875 N/A 214,999
TOTAL UTILITIES 6,555,139
TOTAL CORPORATE BONDS
(Cost $149,016,931) 149,087,435
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5052378 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3% 5052378
2,842,000 CoBank ACB 6 .250 10/01/74 2,841,410
825,000 CoBank ACB 7 .250 07/01/74 832,344

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 1,350,000 Farm Credit Bank of Texas 7 .000% 09/15/74 $ 1,378,624
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,101,425) 5,052,378
TOTAL LONG-TERM INVESTMENTS
(Cost $154,118,356) 154,139,813
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,117,477
NET ASSETS - 100% $ 155,257,290
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
59.6% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 37.1% of Total Investments.
(e) When-issued or delayed delivery security.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $34,673,787 or 22.5% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 149,087,435 $ – $ 149,087,435
U.S. Government and Agency Obligations – 5,052,378 – 5,052,378
Total $ – $ 154,139,813 $ – $ 154,139,813
a

Portfolio of Investments April 30, 2026
NUSB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 75.2%
CORPORATE DEBT - 59.7%
FINANCIALS - 29.8%
$ 1,000,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .100% 01/15/27 $ 1,010,821
1,000,000 Allstate Corp/The 3 .280 12/15/26 995,155
1,250,000 (a) American Express Co ( SOFR + 0 .590% ) 4 .255 02/09/29 1,251,718
1,000,000 Aon North America Inc 5 .125 03/01/27 1,006,535
1,500,000 Bank of America Corp 4 .376 04/27/28 1,499,528
1,410,000 (a) Bank of Montreal ( SOFR Compounded Index + 0 .880% ) 5 .743 09/10/27 1,412,002
1,000,000 Bank of Montreal 4 .100 12/15/27 998,185
1,000,000 (a) Bank of Montreal ( SOFR Compounded Index + 0 .750% ) 4 .427 09/22/28 1,001,368
1,000,000 (a) Canadian Imperial Bank of Commerce ( SOFR + 0 .800% ) 4 .454 09/08/28 1,001,365
1,500,000 Citigroup Inc 4 .643 05/07/28 1,502,610
1,250,000 Citizens Bank NA/Providence RI 4 .192 01/29/29 1,241,315
750,000 (a),(b) Corebridge Global Funding ( SOFR + 0 .750% ) 4 .399 01/07/28 749,152
1,250,000 (a),(b) Equitable America Global Funding ( SOFR + 0 .710% ) 4 .363 09/15/27 1,251,245
1,000,000 ERP Operating LP 2 .850 11/01/26 993,998
1,250,000 (a) Goldman Sachs Group Inc/The ( SOFR + 0 .710% ) 4 .359 01/21/29 1,247,450
1,000,000 (a) Huntington National Bank/The ( SOFR + 0 .720% ) 4 .369 04/12/28 1,000,301
1,668,000 JPMorgan Chase & Co 6 .070 10/22/27 1,681,879
1,000,000 (a) Marsh & McLennan Cos Inc ( SOFR Compounded Index +
0 .700% )
4 .365 11/08/27 1,000,885
1,285,000 (a),(b) MassMutual Global Funding II ( SOFR + 0 .740% ) 4 .389 04/09/27 1,288,505
1,500,000 (b) Metropolitan Life Global Funding I 4 .250 04/13/28 1,498,101
1,250,000 (a) Morgan Stanley Private Bank NA ( SOFR + 0 .770% ) 5 .162 07/06/28 1,253,116
1,000,000 (a) Morgan Stanley Private Bank NA ( SOFR + 0 .780% ) 4 .444 11/17/28 1,001,656
1,250,000 (a),(b) National Australia Bank Ltd ( SOFR + 0 .530% ) 4 .183 12/13/28 1,250,881
1,250,000 (a) National Bank of Canada ( SOFR + 0 .770% ) 4 .419 01/20/29 1,249,425
995,000 (a),(b) New York Life Global Funding ( SOFR + 0 .670% ) 4 .321 04/02/27 997,098
700,000 PNC Bank NA 4 .543 05/13/27 700,068
1,250,000 (a) PNC Financial Services Group Inc/The ( SOFR + 0 .620% ) 4 .268 01/26/29 1,249,058
1,250,000 (a),(b) Principal Life Global Funding II ( SOFR + 0 .810% ) 4 .474 08/18/28 1,249,984
1,250,000 RenaissanceRe Finance Inc 3 .450 07/01/27 1,237,734
2,055,000 (a) Royal Bank of Canada ( SOFR Compounded Index + 1 .080% ) 4 .729 07/20/26 2,059,408
1,000,000 (a) Royal Bank of Canada ( SOFR + 0 .700% ) 4 .369 11/03/28 1,000,515
1,000,000 (a) State Street Corp ( SOFR + 0 .640% ) 4 .288 10/22/27 1,001,594
1,000,000 Sumisho Air Lease Corp 3 .625 04/01/27 988,372
1,000,000 (a) Toronto-Dominion Bank/The ( SOFR + 0 .620% ) 4 .273 12/17/26 1,001,755
1,250,000 Toronto-Dominion Bank/The 3 .913 01/13/28 1,241,615
1,250,000 (a) Truist Bank ( SOFR + 0 .770% ) 4 .418 07/24/28 1,251,117
750,000 UBS AG/Stamford CT 4 .864 01/10/28 752,860
1,250,000 (a) UBS AG/Stamford CT ( SOFR + 0 .810% ) 4 .463 03/16/29 1,251,719
1,275,000 (a) UnitedHealth Group Inc ( SOFR + 0 .500% ) 4 .151 07/15/26 1,275,697
1,000,000 Ventas Realty LP 3 .850 04/01/27 996,500
TOTAL FINANCIALS 46,642,290
INDUSTRIAL - 25.2%
1,250,000 (a) AbbVie Inc ( SOFR Compounded Index + 0 .480% ) 4 .136 03/03/28 1,251,787
1,500,000 (a) Amazon.com Inc ( SOFR + 0 .590% ) 4 .243 03/13/29 1,503,112
810,000 (a) American Honda Finance Corp ( SOFR Compounded Index +
0 .720% )
4 .386 10/05/26 810,993
1,725,000 AT&T Inc 2 .950 07/15/26 1,720,772
1,250,000 Augusta SpinCo Corp 4 .321 09/23/27 1,247,959
1,000,000 BAT Capital Corp 3 .557 08/15/27 989,478
1,000,000 Carrier Global Corp 2 .493 02/15/27 987,215
1,410,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .690% ) 4 .341 10/16/26 1,412,820
720,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .520% ) 4 .184 05/14/27 721,179
1,250,000 Equinix Inc 2 .900 11/18/26 1,240,955
1,250,000 Gilead Sciences Inc 2 .950 03/01/27 1,239,117
1,250,000 Haleon US Capital LLC 3 .375 03/24/27 1,239,525
1,250,000 (b) Honeywell Aerospace Inc 3 .900 03/16/28 1,240,692
1,250,000 Howmet Aerospace Inc 3 .750 03/03/28 1,236,487
1,000,000 (a) John Deere Capital Corp ( SOFR + 0 .500% ) 4 .158 03/06/28 1,001,966

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,250,000 (a) Keurig Dr Pepper Inc ( SOFR + 0 .580% ) 4 .244% 11/15/26 $ 1,250,938
1,250,000 Kroger Co/The 2 .650 10/15/26 1,241,667
1,000,000 L3Harris Technologies Inc 3 .850 12/15/26 997,905
1,000,000 (b) Mars Inc 4 .450 03/01/27 1,003,544
1,250,000 McDonald's Corp 3 .500 03/01/27 1,244,070
1,000,000 O'Reilly Automotive Inc 5 .750 11/20/26 1,007,632
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 983,709
1,750,000 (a) Pfizer Inc ( SOFR + 0 .500% ) 4 .164 11/15/27 1,754,673
1,250,000 Philip Morris International Inc 4 .750 02/12/27 1,257,016
1,000,000 (a) Philip Morris International Inc ( SOFR + 0 .660% ) 4 .308 10/27/28 999,962
1,400,000 Republic Services Inc 2 .900 07/01/26 1,397,475
1,250,000 Roper Technologies Inc 3 .800 12/15/26 1,247,509
1,000,000 RTX Corp 2 .650 11/01/26 993,217
1,000,000 (a),(b) Siemens Funding BV ( SOFR + 0 .640% ) 4 .299 05/26/28 1,002,498
1,000,000 Sysco Corp 3 .300 07/15/26 998,158
1,065,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .450% ) 4 .114 05/15/26 1,065,096
1,290,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .770% ) 4 .435 08/07/26 1,291,788
1,000,000 (b) Volkswagen Group of America Finance LLC 4 .950 03/25/27 1,004,333
1,000,000 Zimmer Biomet Holdings Inc 4 .700 02/19/27 1,004,022
TOTAL INDUSTRIAL 39,589,269
UTILITY - 4.7%
325,000 DTE Electric Co 4 .250 05/14/27 325,991
1,250,000 Duke Energy Progress LLC 4 .350 03/06/27 1,253,542
1,250,000 (a) National Rural Utilities Cooperative Finance Corp ( SOFR
Compounded Index + 0 .430% )
4 .095 08/09/27 1,250,300
1,275,000 (a) National Rural Utilities Cooperative Finance Corp ( SOFR +
0 .820% )
4 .473 09/16/27 1,280,852
1,000,000 NextEra Energy Capital Holdings Inc 4 .685 09/01/27 1,004,384
1,000,000 Oncor Electric Delivery Co LLC 4 .500 03/20/27 1,003,691
1,250,000 WEC Energy Group Inc 4 .750 01/15/28 1,256,970
TOTAL UTILITY 7,375,730
TOTAL CORPORATE DEBT
(Cost $93,574,151) 93,607,289
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 15.5%
33,158 BANK 2017-BNK6 3 .289 07/15/60 33,079
316,762 BANK 2022-BNK39 1 .744 02/15/55 313,798
74,152 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3 .366 02/15/50 73,989
1,000,000 (a),(b) BX 2021-LBA3 Mortgage Trust ( TSFR1M + 0 .804% ) 4 .459 10/15/36 999,989
1,050,000 (a),(b) BX Commercial Mortgage Trust 2021-21M ( TSFR1M + 1 .092% ) 4 .747 10/15/36 1,050,129
1,439,589 (a),(b) BX Commercial Mortgage Trust 2021-CIP ( TSFR1M + 1 .035% ) 4 .690 12/15/38 1,439,378
1,432,452 (a),(b) BX Trust 2021-BXMF ( TSFR1M + 0 .750% ) 4 .405 10/15/26 1,432,142
20,777 Carmax Auto Owner Trust 2022-4 5 .340 08/16/27 20,789
134,604 (a) CarMax Auto Owner Trust 2024-4 ( SOFR30A + 0 .450% ) 4 .090 12/15/27 134,621
1,200,000 CNH Equipment Trust 3 .820 06/15/29 1,198,161
77,119 (a) CNH Equipment Trust 2024-C ( SOFR30A + 0 .420% ) 4 .060 02/18/28 77,130
300,000 CSAIL 2016-C7 Commercial Mortgage Trust 3 .502 11/15/49 298,643
279,768 DBJPM 2017-C6 Mortgage Trust 3 .121 06/10/50 278,164
364,848 (b) DBWF Mortgage Trust 2 .998 06/10/34 362,554
2,893 (b) DLLMT 2024-1 LLC 5 .080 02/22/27 2,894
1,191,790 (a),(b) EQUS 2021-EQAZ Mortgage Trust ( TSFR1M + 1 .019% ) 4 .674 10/15/38 1,191,852
68,059 (a) Ford Credit Auto Owner Trust 2024-C ( SOFR30A + 0 .400% ) 4 .040 08/15/27 68,068
40,944 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
( SOFR30A + 0 .400% )
4 .039 10/18/27 40,946
1,000,000 GM Financial Consumer Automobile Receivables Trust 2026-2 4 .300 05/16/29 1,000,891
1,295,000 (b) Hyundai Auto Lease Securitizat 3 .850 05/15/28 1,293,260
1,198,484 (b) Hyundai Auto Lease Securitization Trust 2025-C 4 .370 01/18/28 1,201,004
116,255 (a) Hyundai Auto Receivables Trust 2024-C ( SOFR30A + 0 .400% ) 4 .040 09/15/27 116,271
438,396 Hyundai Auto Receivables Trust 2025-A 4 .330 12/15/27 438,751

Portfolio of Investments April 30, 2026
(continued)
NUSB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 John Deere Owner Trust 2026 3 .850% 12/15/28 $ 998,554
934,026 (b) Kubota Credit Owner Trust 2025-2 4 .480 04/17/28 936,449
66,793 Morgan Stanley Capital I Trust 2016-UBS12 3 .436 12/15/49 66,568
240,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL ( TSFR1M + 1 .397% ) 5 .057 03/15/39 239,998
529,150 (b) Porsche Financial Auto Securit 3 .910 03/22/29 529,026
910,385 (a),(b) SMR 2022-IND Mortgage Trust ( TSFR1M + 1 .650% ) 5 .305 02/15/39 908,894
1,049,337 (b) SOFI CONSUMER LOAN PROGRAM TRU 4 .060 12/26/35 1,048,337
75,180 Toyota Auto Receivables 2024-D Owner Trust 4 .550 08/16/27 75,207
1,226,383 Toyota Auto Receivables 2025-D Owner Trust 3 .890 08/15/28 1,225,982
1,000,000 Toyota Auto Receivables 2026-B Owner Trust 4 .040 02/15/29 1,000,179
1,252,625 (b) Toyota Lease Owner Trust 2025-B 3 .910 05/22/28 1,252,369
544 UBS Commercial Mortgage Trust 2017-C1 3 .256 06/15/50 543
15,693 UBS Commercial Mortgage Trust 2017-C4 3 .366 10/15/50 15,630
81,294 (b) Volvo Financial Equipment LLC 4 .560 05/17/27 81,336
1,000,000 (b) Volvo Financial Equipment LLC 3 .960 06/15/28 999,636
484,189 Wells Fargo Commercial Mortgage Trust 0 .032 09/15/50 478,247
722,254 (a) World Omni Auto Receivables Trust 2025-B ( SOFR30A + 0 .470% ) 4 .110 08/15/28 722,494
698,693 World Omni Auto Receivables Trust 2025-C 4 .190 10/16/28 699,205
TOTAL SECURITIZED
(Cost $24,336,862) 24,345,157
TOTAL LONG-TERM INVESTMENTS
(Cost $117,911,013) 117,952,446
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 24.5%
COMMERCIAL PAPER - 21.7%
1,250,000 (a) Westpac Banking Corp/NY ( SOFR + 0 .300% ) 3 .930 10/06/26 1,250,216
1,500,000 American Electric Power Co Inc 0 .000 05/19/26 1,496,812
825,000 Archer-Daniels-Midland Co 0 .000 05/12/26 823,988
1,500,000 (b) Barton Capital SA 0 .000 08/28/26 1,480,599
1,500,000 Barton Capital SA 0 .000 05/22/26 1,496,557
1,250,000 (b) BP Capital Markets PLC 0 .000 06/09/26 1,244,718
1,295,000 CABOT TRAIL FUNDING LLC 0 .000 05/11/26 1,293,534
750,000 (b) Duke Energy Corp 0 .000 05/06/26 749,522
750,000 Duke Energy Corporation 0 .000 05/01/26 749,920
1,900,000 (b) Globe Life Inc 0 .000 06/16/26 1,890,238
1,250,000 Honeywell International Inc 0 .000 06/26/26 1,242,513
1,520,000 Macquarie Bank Ltd 0 .000 07/01/26 1,510,037
1,500,000 MARSH & MCLENNAN CO INC 0 .000 05/07/26 1,498,842
841,000 (b) Mizuho Bank Ltd/New York NY 0 .000 06/10/26 837,474
592,000 (b) National Bank of Canada 0 .000 05/13/26 591,206
1,250,000 (b) NextEra Energy Capital Holdings Inc 0 .000 05/07/26 1,249,033
1,250,000 Old Line Funding LLC 0 .000 10/06/26 1,228,567
1,250,000 Pure Grove Funding 0 .000 05/20/26 1,247,400
1,250,000 RTX Corp 0 .000 06/25/26 1,242,182
1,250,000 Salisbury Receivables Co LLC 0 .000 06/04/26 1,245,376
2,750,000 Sheffield Receivables Co LLC 0 .000 05/12/26 2,746,593
1,000,000 (b) Simon Property Group LP 0 .000 05/21/26 997,645
625,000 SIMON PROPERTY GRP LP 0 .000 05/22/26 623,457
1,500,000 (b) Thermo Fisher Scientific Inc 0 .000 06/25/26 1,490,618
500,000 TotalEnergies Capital SA 0 .000 07/17/26 495,866
1,250,000 (b) Toyota Industries Commercial Finance Inc 0 .000 05/27/26 1,246,482
950,000 Victory Receivables Corp 0 .000 05/01/26 949,903
1,000,000 VW Credit Inc 0 .000 06/15/26 994,698
TOTAL COMMERCIAL PAPER
(Cost $33,917,357) 33,913,996

Investments in Derivatives
10 min
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS - 0.3%
$ 510,000 (c) Fixed Income Clearing Corporation 3 .640% 05/01/26 $ 510,000
TOTAL REPURCHASE AGREEMENTS
(Cost $510,000) 510,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 2.5%
4,000,000 United States Treasury Bill 0 .000 03/18/27 3,873,146
TOTAL U.S. TREASURY
(Cost $3,873,444) 3,873,146
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,300,801) 38,297,142
TOTAL INVESTMENTS - 99 .7%
(Cost $ 156,211,814 ) 156,249,588
OTHER ASSETS & LIABILITIES, NET - 0.3% 448,535
NET ASSETS - 100% $ 156,698,123
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $39,282,815 or 25.1% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 3.640% dated 4/30/26 to be repurchased at $510,052 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/31/32, valued at $520,286.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 40 6/26 $ 8,287,262 $ 8,285,000 $ (2,262)

Portfolio of Investments April 30, 2026
(continued)
NUSB

NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 93,607,289 $ – $ 93,607,289
Securitized – 24,345,157 – 24,345,157
Short-Term Investments:
Commercial Paper – 33,913,996 – 33,913,996
Repurchase Agreements – 510,000 – 510,000
U.S. Treasury – 3,873,146 – 3,873,146
Investments in Derivatives:
Futures Contracts* (2,262) – – (2,262)
Total $ (2,262) $ 156,249,588 $ – $ 156,247,326
a
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments April 30, 2026
NHYB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
CORPORATE DEBT - 97.7%
FINANCIALS - 11.6%
$ 694,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 662,850
1,410,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 1,431,888
767,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 755,657
633,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 623,213
1,143,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 1,156,078
2,224,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000 01/15/31 2,269,799
1,284,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 1,294,977
750,000 (b) Ally Financial Inc 6.700 02/14/33 774,338
609,000 Ally Financial Inc 6.646 01/17/40 599,694
801,000 American National Group Inc 7.000 12/01/55 782,760
725,000 (a) AmWINS Group Inc 6.375 02/15/29 733,448
1,118,000 (a) AmWINS Group Inc 4.875 06/30/29 1,081,218
660,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 638,979
640,000 (a) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 639,856
350,000 (a) Arbor Realty SR Inc 8.500 12/15/28 346,773
693,000 (a) Arbor Realty SR Inc 7.875 07/15/30 654,641
1,667,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 1,701,810
791,000 (a) Aretec Group Inc 10.000 08/15/30 837,753
830,000 Assurant Inc 7.000 03/27/48 840,722
4,075,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 4,256,700
3,047,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 3,006,194
565,000 (a) Atlanticus Holdings Corp 9.750 09/01/30 559,379
460,000 (a) Azorra Finance Ltd 7.750 04/15/30 476,530
1,350,000 (a) Azorra Finance Ltd 6.250 02/15/34 1,297,135
931,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 942,621
537,000 BlackRock TCP Capital Corp 6.950 05/30/29 530,952
452,000 (a) Blackstone Mortgage Trust Inc 3.750 01/15/27 445,311
452,000 Brandywine Operating Partnership LP 3.950 11/15/27 441,055
718,000 Brandywine Operating Partnership LP 8.300 03/15/28 746,460
736,000 Brandywine Operating Partnership LP 8.875 04/12/29 770,293
242,000 Brandywine Operating Partnership LP 6.125 01/15/31 225,226
461,000 (a) Bread Financial Holdings Inc 8.375 06/15/35 483,424
485,000 (a) Burford Capital Global Finance LLC 6.250 04/15/28 472,730
365,000 (a) Burford Capital Global Finance LLC 6.875 04/15/30 338,753
1,071,000 (a) Burford Capital Global Finance LLC 9.250 07/01/31 997,369
470,000 (a) Burford Capital Global Finance LLC 7.500 07/15/33 386,272
275,000 (a) Burford Capital Global Finance LLC 8.500 01/15/34 232,375
500,000 Centene Corp 3.000 10/15/30 449,534
500,000 Centene Corp 2.500 03/01/31 435,769
2,345,000 Centene Corp 2.625 08/01/31 2,032,918
1,238,000 (a) Coinbase Global Inc 3.375 10/01/28 1,187,023
1,071,000 (a) Coinbase Global Inc 3.625 10/01/31 938,749
867,000 (a) Credit Acceptance Corp 9.250 12/15/28 904,115
850,000 (a) CrossCountry Intermediate HoldCo LLC 6.500 10/01/30 835,087
650,000 (a) CrossCountry Intermediate HoldCo LLC 6.750 12/01/32 628,276
546,000 Diversified Healthcare Trust 4.375 03/01/31 491,052
1,360,000 (a) Dresdner Funding Trust I 8.151 06/30/31 1,472,221
488,000 (a) EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS /
EF Cayman Non-MTM
7.375 09/30/30 484,873
817,000 (a) Encore Capital Group Inc 9.250 04/01/29 853,765
559,000 (a) Encore Capital Group Inc 8.500 05/15/30 596,987
586,000 (a) Encore Capital Group Inc 6.625 04/15/31 595,566
432,000 (a) Enova International Inc 11.250 12/15/28 456,121
639,000 (a) Enova International Inc 9.125 08/01/29 669,353
719,000 Fidelis Insurance Holdings Ltd 7.750 06/15/55 759,020
500,000 (a) FirstCash Inc 4.625 09/01/28 491,591
298,000 (a) FirstCash Inc 5.625 01/01/30 296,565

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 787,000 (a) FirstCash Inc 6.875% 03/01/32 $ 806,581
290,000 (a) FirstCash Inc 6.125 05/01/34 289,311
1,229,000 (a) Focus Financial Partners LLC 6.750 09/15/31 1,250,317
278,000 (a) Freedom Mortgage Corp 12.250 10/01/30 301,702
1,399,000 (a) Freedom Mortgage Holdings LLC 9.250 02/01/29 1,449,406
1,000,000 (a) Freedom Mortgage Holdings LLC 6.875 05/01/31 964,586
1,580,000 (a) Freedom Mortgage Holdings LLC 9.125 05/15/31 1,636,507
579,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 587,022
470,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 458,208
1,000,000 FS KKR Capital Corp 3.125 10/12/28 936,820
1,000,000 FS KKR Capital Corp 6.875 08/15/29 996,864
840,000 (a) FTAI Aviation Investors LLC 5.500 05/01/28 839,654
998,000 (a) FTAI Aviation Investors LLC 7.875 12/01/30 1,047,876
221,000 (a) FTAI Aviation Investors LLC 7.000 06/15/32 228,124
605,000 (a) FTAI Aviation Investors LLC 5.875 04/15/33 601,592
633,000 (a) FTAI Aviation Ltd 7.000 05/01/31 655,106
854,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 874,063
385,000 (a) GFL Environmental Holdings US Inc 5.500 02/01/34 378,716
479,000 (a) GGAM Finance Ltd 8.000 06/15/28 498,922
700,000 (a) GGAM Finance Ltd 6.875 04/15/29 715,141
481,000 (a) GGAM Finance Ltd 5.875 03/15/30 484,545
3,173,000 (a) Global Aircraft Leasing Co Ltd 8.750 09/01/27 3,218,409
726,000 (a) Global Atlantic Fin Co 7.950 10/15/54 728,055
443,000 (a) Global Atlantic Fin Co 7.250 03/01/56 436,649
723,000 (a) goeasy Ltd 9.250 12/01/28 683,699
479,000 (a) goeasy Ltd 7.625 07/01/29 429,265
431,000 (a) goeasy Ltd 6.875 05/15/30 363,963
471,000 (a) goeasy Ltd 7.375 10/01/30 400,763
455,000 (a) goeasy Ltd 6.875 02/15/31 377,970
582,000 (a) Greystar Real Estate Partners LLC 7.750 09/01/30 606,315
303,000 HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 321,635
125,000 HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 126,185
692,000 (a) Howard Hughes Corp/The 4.375 02/01/31 647,951
1,000,000 (a) Howard Hughes Corp/The 5.875 03/01/32 978,393
1,633,000 (a) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250 02/15/31 1,643,902
981,000 (a) HUB International Ltd 5.625 12/01/29 968,679
3,045,000 (a) HUB International Ltd 7.250 06/15/30 3,149,964
2,829,000 (a) HUB International Ltd 7.375 01/31/32 2,897,946
570,000 Hudson Pacific Properties LP 3.950 11/01/27 551,600
391,000 Hudson Pacific Properties LP 5.950 02/15/28 381,001
797,000 Hudson Pacific Properties LP 4.650 04/01/29 713,239
423,000 Hudson Pacific Properties LP 3.250 01/15/30 360,425
500,000 Humana Inc 6.625 09/15/56 492,676
774,000 (a) Hunt Cos Inc 5.250 04/15/29 749,805
1,525,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 1,510,371
1,363,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 1,369,936
740,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 648,666
1,089,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,098,506
745,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 717,495
958,000 (a) Jane Street Group / JSG Finance Inc 4.500 11/15/29 930,424
1,498,000 (a) Jane Street Group / JSG Finance Inc 7.125 04/30/31 1,553,083
2,375,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 2,387,486
2,390,000 (a) Jane Street Group / JSG Finance Inc 6.750 05/01/33 2,455,273
1,057,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 1,014,022
810,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625 10/15/31 790,357
423,000 (a) Jefferson Capital Holdings LLC 9.500 02/15/29 445,102
735,000 (a) Jefferson Capital Holdings LLC 8.250 05/15/30 769,226
608,000 Jones Deslauriers Insurance Management Inc 8.500 03/15/30 626,733
616,000 Kennedy-Wilson Inc 4.750 03/01/29 609,261
716,000 Kennedy-Wilson Inc 4.750 02/01/30 704,315
840,000 Kennedy-Wilson Inc 5.000 03/01/31 836,615

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 530,000 (a) LFS Topco LLC 8.750% 07/15/30 $ 512,125
284,000 (a) Liberty Mutual Group Inc 7.800 03/15/37 316,079
499,000 (a) Liberty Mutual Group Inc 4.125 12/15/51 493,545
891,000 (a) Liberty Mutual Group Inc 4.300 02/01/61 565,757
878,000 (a) Molina Healthcare Inc 4.375 06/15/28 865,627
785,000 (a) Molina Healthcare Inc 3.875 11/15/30 727,442
618,000 (a) Molina Healthcare Inc 6.500 02/15/31 628,784
1,138,000 (a) Molina Healthcare Inc 3.875 05/15/32 1,021,435
1,051,000 (a) Molina Healthcare Inc 6.250 01/15/33 1,049,894
1,827,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,898,069
565,000 (a) Nassau Cos of New York/The 7.875 07/15/30 527,078
358,000 Navient Corp 5.000 03/15/27 355,696
1,746,000 Navient Corp 4.875 03/15/28 1,702,257
605,000 Navient Corp 5.500 03/15/29 581,481
410,000 Navient Corp 9.375 07/25/30 425,468
267,000 Navient Corp 11.500 03/15/31 286,553
600,000 Navient Corp 7.875 06/15/32 577,550
316,000 Navient Corp 5.625 08/01/33 268,933
611,000 OneMain Finance Corp 3.500 01/15/27 603,130
677,000 OneMain Finance Corp 6.625 01/15/28 686,596
562,000 OneMain Finance Corp 3.875 09/15/28 543,447
994,000 OneMain Finance Corp 6.625 05/15/29 1,011,132
1,630,000 OneMain Finance Corp 5.375 11/15/29 1,606,769
741,000 OneMain Finance Corp 7.875 03/15/30 772,482
766,000 OneMain Finance Corp 6.125 05/15/30 765,733
959,000 OneMain Finance Corp 4.000 09/15/30 882,106
908,000 OneMain Finance Corp 7.500 05/15/31 930,935
1,039,000 OneMain Finance Corp 7.125 11/15/31 1,053,597
745,000 OneMain Finance Corp 6.750 03/15/32 744,785
931,000 OneMain Finance Corp 7.125 09/15/32 944,087
878,000 OneMain Finance Corp 6.500 03/15/33 859,937
335,000 OneMain Finance Corp 6.750 09/15/33 329,505
838,000 (a) Osaic Holdings Inc 6.750 08/01/32 851,151
600,000 (a),(c) Oxford Finance LLC / Oxford Finance Co-Issuer II Inc 7.750 05/15/31 596,999
3,719,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 3,736,415
529,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 527,734
806,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 784,031
1,128,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
7.000 02/01/30 1,151,612
489,000 (a) Pebblebrook Hotel LP / PEB Finance Corp 6.375 10/15/29 496,914
600,000 (a) PennyMac Financial Services Inc 4.250 02/15/29 573,300
674,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 699,319
668,000 (a) PennyMac Financial Services Inc 7.125 11/15/30 676,784
1,213,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 1,154,345
1,190,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 1,176,939
855,000 (a) PennyMac Financial Services Inc 6.875 02/15/33 840,767
728,000 (a) PennyMac Financial Services Inc 6.750 02/15/34 704,583
821,000 (a) Phoenix Aviation Capital Ltd 9.250 07/15/30 837,878
678,000 (a) Planet Financial Group LLC 10.500 12/15/29 658,958
531,000 Popular Inc 7.250 03/13/28 550,151
529,000 (a) PRA Group Inc 8.375 02/01/28 537,356
300,000 (a) PRA Group Inc 5.000 10/01/29 284,815
726,000 (a) PRA Group Inc 8.875 01/31/30 751,189
548,000 (a) PROG Holdings Inc 6.000 11/15/29 535,434
348,000 Prospect Capital Corp 3.437 10/15/28 309,083
438,000 (a) Provident Funding Associates LP / PFG Finance Corp 9.750 09/15/29 456,129
325,000 RHP Hotel Properties LP / RHP Finance Corp 7.250 07/15/28 332,562
969,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 952,604
566,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 580,779
752,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 774,570

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 190,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5.750% 03/15/34 $ 188,862
990,000 (a) Rithm Capital Corp 8.000 04/01/29 994,554
572,000 (a) Rithm Capital Corp 8.000 07/15/30 572,416
585,000 (a) Rocket Cos Inc 6.500 08/01/29 595,933
1,954,000 (a) Rocket Cos Inc 6.125 08/01/30 1,982,988
961,000 (a) Rocket Cos Inc 7.125 02/01/32 993,314
2,346,000 (a) Rocket Cos Inc 6.375 08/01/33 2,374,610
664,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625 03/01/29 637,286
2,345,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875 03/01/31 2,177,095
1,230,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 1,108,196
436,000 (a) Ryan Specialty LLC 4.375 02/01/30 423,112
1,629,000 (a) Ryan Specialty LLC 5.875 08/01/32 1,628,750
1,135,000 (a) Service Properties Trust 8.625 11/15/31 1,194,357
1,022,000 Service Properties Trust 8.875 06/15/32 1,048,764
624,000 SLM Corp 6.500 01/31/30 629,988
1,004,000 (a) Starwood Property Trust Inc 5.250 10/15/28 999,200
641,000 (a) Starwood Property Trust Inc 7.250 04/01/29 664,241
587,000 (a) Starwood Property Trust Inc 6.000 04/15/30 593,860
578,000 (a) Starwood Property Trust Inc 6.500 07/01/30 592,188
677,000 (a) Starwood Property Trust Inc 6.500 10/15/30 696,298
606,000 (a) Starwood Property Trust Inc 5.750 01/15/31 605,407
466,000 (a) Stonebriar ABF Issuer LLC 8.125 12/15/30 489,506
846,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 874,718
657,000 (a) StoneX Group Inc 7.875 03/01/31 691,777
1,064,000 Synchrony Financial 7.250 02/02/33 1,103,016
335,000 (a) TrueNoord Capital DAC 8.750 03/01/30 341,569
419,000 (a) United Wholesale Mortgage LLC 5.750 06/15/27 417,255
674,000 (a) United Wholesale Mortgage LLC 5.500 04/15/29 643,100
1,182,000 (a) UWM Holdings LLC 6.250 03/15/31 1,096,130
677,000 (a) VFH Parent LLC / Valor Co-Issuer Inc 7.500 06/15/31 710,950
512,000 Vornado Realty LP 3.400 06/01/31 465,334
545,000 Vornado Realty LP 5.750 02/01/33 545,924
320,000 (a) Walker & Dunlop Inc 6.625 04/01/33 318,227
561,000 (a),(d) Wilton RE Ltd 6.000 N/A 542,375
569,000 (a) XHR LP 4.875 06/01/29 558,478
543,000 (a) XHR LP 6.625 05/15/30 555,600
TOTAL FINANCIALS 180,836,034
INDUSTRIAL - 82.6%
1,455,000 (a) 1011778 BC ULC / New Red Finance Inc 3.875 01/15/28 1,427,927
651,000 (a) 1011778 BC ULC / New Red Finance Inc 4.375 01/15/28 642,792
874,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 842,132
1,383,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 1,407,395
1,270,000 (a) 1011778 BC ULC / New Red Finance Inc 5.625 09/15/29 1,281,396
3,873,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 3,684,611
6,860,000 (a) 1261229 BC Ltd 10.000 04/15/32 7,084,857
600,000 (a),(c) A&K Travel Group Holdings Ltd 7.500 05/15/33 602,957
1,065,000 (a) AAR Escrow Issuer LLC 6.750 03/15/29 1,097,113
421,000 (a) Academy Ltd 6.000 11/15/27 421,002
558,000 (a) Acadia Healthcare Co Inc 5.500 07/01/28 555,178
855,000 (a) Acadia Healthcare Co Inc 5.000 04/15/29 836,639
684,000 (a),(b) Acadia Healthcare Co Inc 7.375 03/15/33 699,658
666,000 (a) ACCO Brands Corp 4.250 03/15/29 594,731
618,000 (a) Acushnet Co 5.625 12/01/33 620,871
439,000 (a) Adams Homes Inc 9.250 10/15/28 453,794
370,000 (a) Adapthealth LLC 6.125 08/01/28 369,930
620,000 (a) Adapthealth LLC 4.625 08/01/29 600,368
765,000 (a) Adapthealth LLC 5.125 03/01/30 743,963
230,000 (a) Adient Global Holdings Ltd 7.000 04/15/28 234,002
919,000 (a) Adient Global Holdings Ltd 8.250 04/15/31 958,642
1,043,000 (a) Adient Global Holdings Ltd 7.500 02/15/33 1,066,931
1,015,000 (a) ADT Security Corp/The 4.125 08/01/29 976,138
1,430,000 (a) ADT Security Corp/The 4.875 07/15/32 1,361,887

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 931,000 (a) ADT Security Corp/The 5.875% 10/15/33 $ 917,172
368,000 Advance Auto Parts Inc 1.750 10/01/27 351,356
341,000 Advance Auto Parts Inc 5.950 03/09/28 346,886
412,000 Advance Auto Parts Inc 3.900 04/15/30 386,451
1,239,000 (a) Advance Auto Parts Inc 7.000 08/01/30 1,278,123
544,000 Advance Auto Parts Inc 3.500 03/15/32 478,271
1,263,000 (a) Advance Auto Parts Inc 7.375 08/01/33 1,303,201
627,000 (a) Advanced Drainage Systems Inc 6.375 06/15/30 636,003
380,000 (a) Advanced Drainage Systems Inc 5.375 03/01/34 374,629
544,000 (a) Advantage Sales & Marketing Inc 9.000 11/15/30 434,224
1,852,000 (a) AECOM 6.000 08/01/33 1,867,118
1,583,000 (a) Aethon United BR LP / Aethon United Finance Corp 7.500 10/01/29 1,653,755
325,000 (a) Africell Holding Ltd 10.500 10/23/29 326,992
250,000 (a) Ahlstrom Holding 3 Oy 4.875 02/04/28 244,877
548,000 (a) AHP Health Partners Inc 5.750 07/15/29 543,062
215,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 217,552
1,574,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3.500 03/15/29 1,501,029
1,271,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 1,244,142
850,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.500 03/31/31 845,278
2,550,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.625 03/31/32 2,515,616
820,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 827,275
1,632,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.750 03/31/34 1,588,781
1,724,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,780,892
457,000 (a) Alcoa Nederland Holding BV 4.125 03/31/29 444,137
1,077,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 1,108,315
711,000 (a) Algoma Steel Inc 9.125 04/15/29 660,274
475,000 (a) Allegiant Travel Co 7.250 08/15/27 476,581
437,000 (a) Alliance Resource Operating Partners LP / Alliance Resource
Finance Corp
8.625 06/15/29 456,423
2,723,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 2,856,078
1,668,000 (a) Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875 06/15/30 1,716,124
864,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 851,081
1,327,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 1,308,146
499,000 (a) Allison Transmission Inc 4.750 10/01/27 498,106
450,000 (a) Allison Transmission Inc 5.875 06/01/29 454,216
1,334,000 (a) Allison Transmission Inc 3.750 01/30/31 1,253,442
675,000 (a) Allison Transmission Inc 5.875 12/01/33 681,450
500,000 (a) Allwyn Entertainment Financing UK PLC 7.875 04/30/29 514,847
709,000 (a) Alumina Pty Ltd 6.125 03/15/30 724,713
701,000 (a) Alumina Pty Ltd 6.375 09/15/32 720,741
1,844,000 (a) AMC Global Media Inc 10.500 07/15/32 1,900,923
311,000 (a) Amentum Holdings Inc 7.250 08/01/32 321,919
816,000 (a) American Airlines Inc 7.250 02/15/28 826,950
3,800,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5.750 04/20/29 3,802,233
117,000 American Axle & Manufacturing Inc 6.875 07/01/28 117,135
1,336,000 American Axle & Manufacturing Inc 5.000 10/01/29 1,298,179
1,187,000 (a) American Axle & Manufacturing Inc 6.375 10/15/32 1,184,879
1,344,000 (a) American Axle & Manufacturing Inc 7.750 10/15/33 1,312,184
715,000 (a) American Builders & Contractors Supply Co Inc 4.000 01/15/28 706,194
244,000 AmeriGas Partners LP / AmeriGas Finance Corp 5.750 05/20/27 245,169
1,595,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.375 06/01/28 1,636,392
456,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.500 06/01/30 486,900
923,000 (a) Ameritex Holdco Intermediate LLC 7.625 08/15/33 959,448
617,000 (a) Amkor Technology Inc 5.875 10/01/33 620,353

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 317,000 (a) AMN Healthcare Inc 4.000% 04/15/29 $ 303,022
592,000 (a) AMN Healthcare Inc 6.500 01/15/31 589,919
784,000 (a) Amneal Pharmaceuticals LLC 6.875 08/01/32 814,214
1,616,000 (a) ams-OSRAM AG 12.250 03/30/29 1,725,557
562,000 (a) Amsted Industries Inc 4.625 05/15/30 544,869
643,000 (a) Amsted Industries Inc 6.375 03/15/33 654,132
593,000 (a) Angi Group LLC 3.875 08/15/28 542,595
579,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 01/15/28 578,922
1,105,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 1,103,879
755,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 774,228
836,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 10/15/33 834,347
750,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 07/01/34 748,067
949,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 949,176
579,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.750 04/15/30 618,298
384,000 (a) APi Group DE Inc 4.125 07/15/29 374,232
587,000 (a) APi Group DE Inc 4.750 10/15/29 575,200
715,000 (a) APLD ComputeCo 2 LLC 6.750 03/15/31 707,889
2,590,000 (a) APLD COMPUTECO LLC 9.250 12/15/30 2,783,952
1,296,000 (a) Aramark Services Inc 5.000 02/01/28 1,293,389
1,374,000 (a) Arches Buyer Inc 4.250 06/01/28 1,344,675
861,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 885,932
1,000,000 (a) Archrock Services/Partners 6.000 02/01/34 1,006,516
391,000 (a) Arcosa Inc 4.375 04/15/29 381,397
849,000 (a) Arcosa Inc 6.875 08/15/32 881,823
2,485,000 (a) Ardagh Group SA 9.500 12/01/30 2,635,064
885,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
3.250 09/01/28 846,244
400,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 402,722
382,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 399,359
2,692,000 (a) Arsenal AIC Parent LLC 11.500 10/01/31 2,912,233
284,000 Asbury Automotive Group Inc 4.500 03/01/28 281,203
919,000 (a) Asbury Automotive Group Inc 4.625 11/15/29 894,379
163,000 Asbury Automotive Group Inc 4.750 03/01/30 158,743
651,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 624,263
225,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 9.000 11/01/27 258,187
658,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 5.875 06/30/29 658,840
872,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 10/15/32 894,818
668,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 686,301
750,000 (a) ASGN Inc 4.625 05/15/28 701,055
474,000 (a) Ashland Inc 3.375 09/01/31 422,810
440,000 Ashland Inc 6.875 05/15/43 433,947
431,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 08/01/29 412,539
529,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 04/01/30 503,659
642,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 6.875 08/01/33 629,919
310,000 ATI Inc 5.875 12/01/27 310,320
397,000 ATI Inc 4.875 10/01/29 394,322
580,000 ATI Inc 7.250 08/15/30 604,057
652,000 ATI Inc 5.125 10/01/31 649,479
508,000 (a) Atkore Inc 4.250 06/01/31 484,486
1,075,000 (a) ATP Tower Holdings / Andean Telecom Partners Chile SpA /
Andean Tower Partners C
7.875 02/03/30 1,099,489
419,000 (a) ATS Corp 4.125 12/15/28 409,092
1,774,000 (a) Avantor Funding Inc 4.625 07/15/28 1,748,438
365,000 (a) Avantor Funding Inc 3.875 11/01/29 346,973
675,000 (a) Avient Corp 7.125 08/01/30 687,474
959,000 (a) Avient Corp 6.250 11/01/31 972,928
131,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 130,924
410,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 409,646
449,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 438,350
616,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 598,546
1,927,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.250 01/15/30 1,978,567

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 570,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 06/15/32 $ 573,060
1,029,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 1,068,502
623,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 593,220
383,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 381,254
1,219,000 (a) Axon Enterprise Inc 6.125 03/15/30 1,246,447
973,000 (a) Axon Enterprise Inc 6.250 03/15/33 998,455
951,000 (a) B&G Foods Inc 8.000 09/15/28 942,535
1,025,000 Ball Corp 6.000 06/15/29 1,042,778
1,559,000 Ball Corp 2.875 08/15/30 1,418,102
1,126,000 Ball Corp 3.125 09/15/31 1,020,959
1,103,000 Ball Corp 5.500 09/15/33 1,105,933
430,000 (a) Banijay Entertainment SAS 8.125 05/01/29 443,834
333,000 Bath & Body Works Inc 5.250 02/01/28 333,754
261,000 Bath & Body Works Inc 7.500 06/15/29 264,874
1,567,000 (a) Bath & Body Works Inc 6.625 10/01/30 1,588,057
489,000 Bath & Body Works Inc 6.950 03/01/33 475,213
860,000 Bath & Body Works Inc 6.875 11/01/35 848,354
737,000 Bath & Body Works Inc 6.750 07/01/36 716,731
1,684,000 (a) Bausch + Lomb Corp 8.375 10/01/28 1,738,730
643,000 (a) BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.500 07/01/32 560,834
687,000 (a) Beacon Mobility Corp 7.250 08/01/30 715,354
231,000 (b) Beazer Homes USA Inc 5.875 10/15/27 230,684
576,000 Beazer Homes USA Inc 7.250 10/15/29 583,476
339,000 (a) Beazer Homes USA Inc 7.500 03/15/31 337,599
1,530,000 Bell Telephone Co of Canada or Bell Canada 6.875 09/15/55 1,569,703
1,859,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 1,929,179
1,010,000 (a) BellRing Brands Inc 7.000 03/15/30 1,025,650
1,355,000 (a) Belron UK Finance PLC 5.750 10/15/29 1,368,606
220,000 (a) BioMarin Pharmaceutical Inc 5.500 01/31/34 218,453
2,655,000 (a) Black Pearl Compute LLC 6.125 02/15/31 2,693,731
1,220,000 (a) Block Communications Inc 10.250 03/01/31 1,129,559
1,319,000 (a) Block Inc 5.625 08/15/30 1,320,331
1,306,000 Block Inc 3.500 06/01/31 1,186,012
2,641,000 Block Inc 6.500 05/15/32 2,691,321
1,192,000 (a) Block Inc 6.000 08/15/33 1,189,699
380,000 (a) Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125 04/15/29 342,451
650,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 673,221
532,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250 07/15/32 556,502
408,000 (a) BlueLinx Holdings Inc 6.000 11/15/29 396,238
548,000 (a) Boise Cascade Co 4.875 07/01/30 539,189
200,000 (a) Bombardier Inc 7.500 02/01/29 207,758
2,433,000 (a) Bombardier Inc 8.750 11/15/30 2,583,153
825,000 (a) Bombardier Inc 7.250 07/01/31 868,056
931,000 (a) Bombardier Inc 7.000 06/01/32 971,819
868,000 (a) Bombardier Inc 6.750 06/15/33 905,066
674,000 (a) Bombardier Inc 7.450 05/01/34 741,287
1,874,000 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 1,957,723
738,000 (a) Borr IHC Ltd / Borr Finance LLC 10.375 11/15/30 773,687
1,091,000 Boyd Gaming Corp 4.750 12/01/27 1,086,101
1,180,000 (a) Boyd Gaming Corp 4.750 06/15/31 1,137,256
797,000 (a) Boyne USA Inc 4.750 05/15/29 779,124
850,000 (a) Breakwater Energy Holdings Sarl 9.250 11/15/30 905,237
1,119,000 (a) Brightstar Lottery PLC 5.250 01/15/29 1,114,183
750,000 (a) Brightstar Lottery PLC/ Brightstar Global Solutions Corp 5.750 01/15/33 735,367
448,000 (a) Brinker International Inc 8.250 07/15/30 468,579
554,000 (a) Brink's Co/The 4.625 10/15/27 551,349
541,000 (a) Brink's Co/The 6.500 06/15/29 553,484
597,000 (a) Brink's Co/The 6.750 06/15/32 612,477
1,000,000 (a) Bristow Group Inc 6.750 02/01/33 1,017,588
547,000 (a) British Telecommunications PLC 4.250 11/23/81 542,266
617,000 (a) British Telecommunications PLC 4.875 11/23/81 594,126

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 786,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
6.250% 09/15/27 $ 786,188
494,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
5.000 06/15/29 475,808
539,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875 02/15/30 505,329
508,000 (a) Brundage-Bone Concrete Pumping Holdings Inc 7.500 02/01/32 516,280
273,000 Buckeye Partners LP 4.125 12/01/27 268,385
460,000 (a) Buckeye Partners LP 4.500 03/01/28 455,762
579,000 (a) Buckeye Partners LP 6.875 07/01/29 597,822
1,107,000 (a) Buckeye Partners LP 6.750 02/01/30 1,145,175
457,000 Buckeye Partners LP 5.850 11/15/43 418,571
509,000 Buckeye Partners LP 5.600 10/15/44 451,798
683,000 (a) Builders FirstSource Inc 5.000 03/01/30 668,392
1,445,000 (a) Builders FirstSource Inc 4.250 02/01/32 1,340,435
976,000 (a) Builders FirstSource Inc 6.375 06/15/32 982,802
1,197,000 (a) Builders FirstSource Inc 6.375 03/01/34 1,191,060
1,140,000 (a) Builders FirstSource Inc 6.750 05/15/35 1,151,262
422,000 (a) BWX Technologies Inc 4.125 06/30/28 415,169
557,000 (a) BWX Technologies Inc 4.125 04/15/29 541,124
793,000 (a) Cable One Inc 4.000 11/15/30 552,958
1,175,000 (a) CACI International Inc 6.375 06/15/33 1,202,088
1,179,000 (a),(b) Caesars Entertainment Inc 4.625 10/15/29 1,137,950
2,143,000 (a) Caesars Entertainment Inc 7.000 02/15/30 2,175,581
2,165,000 (a) Caesars Entertainment Inc 6.500 02/15/32 2,103,633
1,582,000 (a) Caesars Entertainment Inc 6.000 10/15/32 1,417,840
616,000 (a) Calderys Financing LLC 11.250 06/01/28 633,895
730,000 (a) California Resources Corp 8.250 06/15/29 761,200
893,000 (a) California Resources Corp 7.000 01/15/34 911,245
248,000 (a) Capstone Borrower Inc 8.000 06/15/30 239,229
1,426,000 (a) Carnival Corp 5.125 05/01/29 1,421,726
1,024,000 (a) Carnival Corp 5.750 03/15/30 1,038,852
1,174,000 (a) Carnival Corp 5.875 06/15/31 1,190,699
3,824,000 (a) Carnival Corp 5.750 08/01/32 3,843,227
2,792,000 (a) Carnival Corp 6.125 02/15/33 2,832,930
280,000 (a) Carpenter Technology Corp 5.625 03/01/34 280,169
491,000 (a) Carriage Services Inc 4.250 05/15/29 475,356
417,000 (a) Cars.com Inc 6.375 11/01/28 409,955
564,000 (a) Cascades Inc/Cascades USA Inc 5.375 01/15/28 554,100
450,000 (a) Cascades Inc/Cascades USA Inc 6.750 07/15/30 454,455
514,000 (a) Caturus Energy LLC 8.500 02/15/30 537,425
700,000 (a) Caturus Energy LLC 7.125 05/15/31 701,931
754,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 753,168
2,855,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.000 02/01/28 2,821,490
1,307,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.375 06/01/29 1,285,905
1,765,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 1,768,071
3,687,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 03/01/30 3,495,016
3,145,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 2,933,546
5,558,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 5,048,122
2,138,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/01/31 2,164,131
1,337,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 1,197,190
3,240,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 2,845,231
1,060,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.000 02/01/33 1,044,877
2,691,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 2,311,853
2,936,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 2,462,586
1,795,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 02/01/36 1,759,745
1,079,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 895,049
400,000 Celanese US Holdings LLC 7.165 07/15/27 410,664
622,000 Celanese US Holdings LLC 6.850 11/15/28 650,571
780,000 Celanese US Holdings LLC 7.330 07/15/29 818,284
902,000 Celanese US Holdings LLC 6.500 04/15/30 922,677
2,168,000 Celanese US Holdings LLC 7.050 11/15/30 2,327,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 600,000 Celanese US Holdings LLC 7.000% 02/15/31 $ 624,299
1,082,000 Celanese US Holdings LLC 7.379 07/15/32 1,146,684
1,364,000 Celanese US Holdings LLC 6.750 04/15/33 1,404,897
1,544,000 Celanese US Holdings LLC 7.200 11/15/33 1,669,354
700,000 (b) Celanese US Holdings LLC 7.375 02/15/34 732,889
276,000 Central Garden & Pet Co 5.125 02/01/28 274,852
700,000 Central Garden & Pet Co 4.125 10/15/30 661,095
476,000 (a) Central Garden & Pet Co 4.125 04/30/31 446,523
1,194,000 (a) Central Parent Inc / CDK Global Inc 7.250 06/15/29 570,135
905,000 (a) Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8.000 06/15/29 441,187
374,000 (a) Century Aluminum Co 6.875 08/01/32 387,161
642,000 (a) Century Communities Inc 6.625 09/15/33 638,777
1,080,000 (a) Cerdia Finanz GmbH 9.375 10/03/31 1,034,100
642,000 (a) Champ Acquisition Corp 8.375 12/01/31 676,334
483,000 (a) Champion Iron Canada Inc 7.875 07/15/32 506,233
446,000 (a) Charles River Laboratories International Inc 4.250 05/01/28 437,965
883,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 844,385
675,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 630,204
1,864,000 (a) Chart Industries Inc 7.500 01/01/30 1,935,076
777,000 (a) Chart Industries Inc 9.500 01/01/31 816,725
678,000 (a) Chemours Co/The 5.750 11/15/28 676,495
289,000 (a) Chemours Co/The 4.625 11/15/29 277,205
627,000 (a) Chemours Co/The 8.000 01/15/33 646,243
313,000 (a) Chobani LLC / Chobani Finance Corp Inc 4.625 11/15/28 309,984
891,000 (a) Chord Energy Corp 6.750 03/15/33 927,150
1,192,000 (a) CHS/Community Health Systems Inc 6.000 01/15/29 1,182,559
1,720,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 1,624,086
1,700,000 (a) CHS/Community Health Systems Inc 4.750 02/15/31 1,590,665
2,024,000 (a),(b) CHS/Community Health Systems Inc 10.875 01/15/32 2,173,754
1,954,000 (a) CHS/Community Health Systems Inc 9.750 01/15/34 2,015,376
157,000 (a) Churchill Downs Inc 5.500 04/01/27 156,854
978,000 (a) Churchill Downs Inc 4.750 01/15/28 969,475
1,323,000 (a) Churchill Downs Inc 5.750 04/01/30 1,318,680
1,100,000 (a) Churchill Downs Inc 6.750 05/01/31 1,125,099
697,000 (a) Cimpress PLC 7.375 09/15/32 705,845
797,000 (a) Cinemark USA Inc 5.250 07/15/28 793,923
209,000 (a) Cinemark USA Inc 7.000 08/01/32 215,995
1,880,000 (a) Cipher Compute LLC 7.125 11/15/30 1,948,637
895,000 (a) CITGO Petroleum Corp 8.375 01/15/29 921,016
843,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 05/15/28 857,648
1,183,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 1,222,264
1,647,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 09/15/32 1,684,782
1,078,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 1,041,144
1,005,000 (a) Clarivate Science Holdings Corp 4.875 07/01/29 911,447
509,000 (a) Clean Harbors Inc 5.125 07/15/29 505,180
722,000 (a) Clean Harbors Inc 6.375 02/01/31 734,807
832,000 (a) Clean Harbors Inc 5.750 10/15/33 839,725
904,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 941,198
1,455,000 (a) Clear Channel Outdoor Holdings Inc 7.125 02/15/31 1,512,635
1,258,000 (a) Clear Channel Outdoor Holdings Inc 7.500 03/15/33 1,321,496
250,000 (a) Clearwater Paper Corp 4.750 08/15/28 220,046
300,000 (a) Cleveland-Cliffs Inc 4.625 03/01/29 289,147
862,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 878,408
912,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 897,778
306,000 (a) Cleveland-Cliffs Inc 4.875 03/01/31 282,012
1,047,000 (a) Cleveland-Cliffs Inc 7.500 09/15/31 1,069,183
1,763,000 (a) Cleveland-Cliffs Inc 7.000 03/15/32 1,761,901
1,036,000 (a) Cleveland-Cliffs Inc 7.375 05/01/33 1,047,012
2,019,000 (a) Cleveland-Cliffs Inc 7.625 01/15/34 2,039,461
4,736,000 (a) Cloud Software Group Inc 6.500 03/31/29 4,611,235
4,978,000 (a) Cloud Software Group Inc 9.000 09/30/29 4,887,824
2,488,000 (a) Cloud Software Group Inc 8.250 06/30/32 2,363,694

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,153,000 (a) Cloud Software Group Inc 6.625% 08/15/33 $ 1,032,699
904,000 (a) Clue Opco LLC 9.500 10/15/31 923,802
987,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 971,476
641,000 (a) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 626,707
1,232,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 1,117,826
1,484,000 (a) Clydesdale Acquisition Holdings Inc 6.750 04/15/32 1,396,173
17,000 (a) CNX Midstream Partners LP 4.750 04/15/30 16,451
303,000 (a) CNX Resources Corp 7.375 01/15/31 312,317
854,000 (a) CNX Resources Corp 7.250 03/01/32 889,729
299,000 (a) Coeur Mining Inc 5.125 02/15/29 297,913
504,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 501,463
568,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 564,528
487,000 (a),(b) Cogent Communications Group LLC / Cogent Finance Inc 6.500 07/01/32 451,619
1,126,000 (a) Coherent Corp 5.000 12/15/29 1,113,824
320,000 (a) Columbus McKinnon Corp/NY 7.125 01/31/33 321,826
296,000 Commercial Metals Co 3.875 02/15/31 275,113
350,000 Commercial Metals Co 4.375 03/15/32 329,485
1,400,000 (a) Commercial Metals Co 5.750 11/15/33 1,402,341
1,333,000 (a) Commercial Metals Co 6.000 12/15/35 1,331,681
770,000 (a) Compass Minerals International Inc 8.000 07/01/30 803,782
1,200,000 (a) CompoSecure Holdings LLC 5.625 02/01/33 1,176,228
643,000 (a) Comstock Resources Inc 6.750 03/01/29 640,836
1,462,000 (a) Comstock Resources Inc 6.750 03/01/29 1,461,484
1,183,000 (a) Comstock Resources Inc 5.875 01/15/30 1,145,905
933,000 (a) Concentra Health Services Inc 6.875 07/15/32 966,859
684,000 (a) Conduent Business Services LLC / Conduent State & Local
Solutions Inc
6.000 11/01/29 489,934
2,335,000 (a) Connect Finco SARL / Connect US Finco LLC 9.000 09/15/29 2,462,694
2,632,000 (a) Connect Holding II LLC 10.500 04/03/31 2,682,096
543,000 (a) Consensus Cloud Solutions Inc 6.500 10/15/28 538,379
1,009,000 (a) Consolidated Energy Finance SA 5.625 10/15/28 958,550
515,000 (a) Consolidated Energy Finance SA 12.000 02/15/31 527,875
240,000 (a) Constellium SE 5.625 06/15/28 239,743
649,000 (a) Constellium SE 3.750 04/15/29 625,898
435,000 (a) Constellium SE 6.375 08/15/32 446,082
3,000,000 (a),(c) Core Scientific Finance I LLC 7.750 05/15/31 2,992,513
572,000 CoreCivic Inc 8.250 04/15/29 595,879
845,000 (a) CoreLogic Inc 4.500 05/01/28 821,645
1,644,000 (a),(b) CoreWeave Inc 9.250 06/01/30 1,664,728
2,567,000 (a) CoreWeave Inc 9.000 02/01/31 2,550,724
665,000 (a) CoreWeave Inc 9.750 10/01/31 668,851
801,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 842,241
461,000 (a) CPI CG Inc 10.000 07/15/29 484,443
1,655,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 1,634,828
607,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 645,384
673,000 Crane NXT Co 4.200 03/15/48 439,092
96,000 (a) Crescent Energy Finance LLC 7.750 07/31/29 96,600
236,000 (a) Crescent Energy Finance LLC 9.750 10/15/30 252,225
1,349,000 (a) Crescent Energy Finance LLC 7.625 04/01/32 1,389,034
1,113,000 (a) Crescent Energy Finance LLC 7.875 04/15/32 1,153,853
1,181,000 (a) Crescent Energy Finance LLC 7.375 01/15/33 1,208,698
1,040,000 (a) Crescent Energy Finance LLC 8.375 01/15/34 1,099,883
417,000 (a) Crocs Inc 4.250 03/15/29 404,829
372,000 (a) Crocs Inc 4.125 08/15/31 346,159
853,000 Crowdstrike Holdings Inc 3.000 02/15/29 812,763
791,000 Crown Americas LLC 5.250 04/01/30 794,037
939,000 Crown Americas LLC 5.875 06/01/33 945,828
807,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 807,067
490,000 (a) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 515,792
194,000 (a) CVR Energy Inc 5.750 02/15/28 193,318
288,000 (a) CVR Energy Inc 7.875 02/15/34 288,876
606,000 (a) CVR Partners LP / CVR Nitrogen Finance Corp 6.125 06/15/28 605,591

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,087,000 CVS Health Corp 6.750% 12/10/54 $ 1,126,160
2,837,000 CVS Health Corp 7.000 03/10/55 2,943,437
145,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125 04/15/31 146,001
750,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375 03/31/34 749,048
659,000 (a) Danaos Corp 6.875 10/15/32 676,861
529,000 (a) Darling Ingredients Inc 5.250 04/15/27 528,567
1,172,000 (a) Darling Ingredients Inc 6.000 06/15/30 1,182,165
3,241,000 (a) DaVita Inc 4.625 06/01/30 3,137,458
1,796,000 (a) DaVita Inc 3.750 02/15/31 1,666,129
1,385,000 (a) DaVita Inc 6.875 09/01/32 1,429,585
1,325,000 (a) DaVita Inc 6.750 07/15/33 1,366,168
600,000 (a) DB Terra Chile HoldCo SpA 7.950 04/20/31 596,392
548,000 (a) DBR Land Holdings LLC 6.250 12/01/30 561,015
602,000 (a) Dcli Bidco LLC 7.750 11/15/29 618,440
197,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125 06/01/28 196,977
1,661,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,733,011
683,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 704,886
304,000 (a) Deluxe Corp 8.000 06/01/29 307,479
479,000 (a) Deluxe Corp 8.125 09/15/29 499,516
805,000 DENTSPLY SIRONA Inc 8.375 09/12/55 809,316
995,000 (a) Diamond Foreign Asset Co / Diamond Finance LLC 8.500 10/01/30 1,049,251
1,087,000 (a) Diebold Nixdorf Inc 7.750 03/31/30 1,141,856
886,000 (a) Directv Financing LLC 8.875 02/01/30 900,720
1,833,000 (a) Directv Financing LLC 8.875 02/01/30 1,866,859
1,394,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 1,395,034
3,202,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 3,331,649
1,320,000 Discovery Communications LLC 3.950 03/20/28 1,298,524
767,000 Discovery Communications LLC 4.125 05/15/29 747,871
1,051,000 Discovery Communications LLC 3.625 05/15/30 988,035
1,239,000 Discovery Communications LLC 5.000 09/20/37 941,640
1,106,000 Discovery Communications LLC 6.350 06/01/40 873,837
1,785,000 Discovery Global Holdings Inc 3.755 03/15/27 1,769,948
1,381,000 Discovery Global Holdings Inc 4.054 03/15/29 1,344,031
2,734,000 Discovery Global Holdings Inc 4.279 03/15/32 2,476,266
628,000 Discovery Global Holdings Inc 4.279 03/15/32 507,512
4,925,000 Discovery Global Holdings Inc 5.050 03/15/42 3,514,135
1,368,000 Discovery Global Holdings Inc 5.141 03/15/52 896,040
4,149,000 (a) DISH Network Corp 11.750 11/15/27 4,283,013
927,000 (a) Domtar Corp 6.750 10/01/28 734,555
562,000 (a) Dotdash Meredith Inc 7.625 06/15/32 527,499
315,000 (a) Dream Finders Homes Inc 8.250 08/15/28 322,873
411,000 (a) Dream Finders Homes Inc 6.875 09/15/30 403,051
601,000 (a) Dycom Industries Inc 4.500 04/15/29 587,023
797,000 (a) Dye & Durham Ltd 8.625 04/15/29 695,167
6,669,000 EchoStar Corp 10.750 11/30/29 7,240,356
1,125,000 (a) Edged Compute LLC 7.500 04/30/31 1,103,079
1,374,000 (a) Edgewell Personal Care Co 5.500 06/01/28 1,371,183
539,000 (a) Edgewell Personal Care Co 4.125 04/01/29 515,130
1,009,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 1,004,832
1,325,000 (a) EG Global Finance PLC 12.000 11/30/28 1,413,429
890,000 Elanco Animal Health Inc 6.400 08/28/28 909,799
657,000 (a) Elastic NV 4.125 07/15/29 623,613
532,000 (a) Eldorado Gold Corp 6.250 09/01/29 530,873
819,000 (a) Element Solutions Inc 3.875 09/01/28 798,477
821,000 (a) Ellucian Holdings Inc 6.500 12/01/29 807,513
570,000 (a) Embecta Corp 5.000 02/15/30 535,496
782,000 (a) Empire Communities Corp 9.750 05/01/29 797,050
3,036,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 3,108,193
968,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.750 07/15/31 1,000,705
848,000 Encompass Health Corp 4.500 02/01/28 841,425
936,000 Encompass Health Corp 4.750 02/01/30 921,506
650,000 Encompass Health Corp 4.625 04/01/31 632,170

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,229,000 (a) Endo Finance Holdings Inc 8.500% 04/15/31 $ 1,302,801
400,000 (a) Enerflex Inc 6.875 01/15/31 412,081
773,000 (a) Energizer Holdings Inc 4.750 06/15/28 762,465
975,000 (a) Energizer Holdings Inc 4.375 03/31/29 937,922
486,000 (a),(b) Energizer Holdings Inc 6.000 09/15/33 464,763
1,047,000 Energy Transfer LP 8.000 05/15/54 1,109,848
668,000 Energy Transfer LP 7.125 10/01/54 685,854
1,435,000 Energy Transfer LP 6.500 02/15/56 1,438,867
905,000 Energy Transfer LP 6.750 02/15/56 911,503
376,000 (a) EnerSys 4.375 12/15/27 371,135
578,000 (a) EnerSys 6.625 01/15/32 594,810
568,000 (a) Enpro Inc 6.125 06/01/33 578,857
477,000 (a) EnQuest PLC 11.625 11/01/27 490,863
408,000 (a) Entegris Inc 4.375 04/15/28 402,190
1,789,000 Entegris Inc 4.750 04/15/29 1,775,151
785,000 (a) Entegris Inc 3.625 05/01/29 748,715
1,013,000 (a) Entegris Inc 5.950 06/15/30 1,025,460
674,000 (a) Enviri Corp 5.750 07/31/27 672,850
1,500,000 (a) EquipmentShare.com Inc 9.000 05/15/28 1,555,116
622,000 (a) EquipmentShare.com Inc 8.625 05/15/32 659,671
605,000 (a) EquipmentShare.com Inc 8.000 03/15/33 634,457
747,000 (a) Esab Corp 6.250 04/15/29 756,866
835,000 (a) Esab Corp 5.625 04/01/31 842,689
903,000 (a) Excelerate Energy LP 8.000 05/15/30 957,622
354,000 (a) EZCORP Inc 7.375 04/01/32 374,235
886,000 (a) Fair Isaac Corp 4.000 06/15/28 863,793
1,517,000 (a) Fair Isaac Corp 6.000 05/15/33 1,496,102
1,250,000 (a) Fair Isaac Corp 6.250 09/15/34 1,230,434
819,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 799,464
939,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 9.250 01/15/31 985,582
1,207,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625 01/15/29 1,175,074
1,065,000 (a) Fibercop SpA 6.000 09/30/34 1,021,287
783,000 (a) Fibercop SpA 7.200 07/18/36 781,042
925,000 (a) Fibercop SpA 7.721 06/04/38 927,449
616,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 636,128
763,000 (a) First Student Bidco Inc / First Transit Parent Inc 4.000 07/31/29 729,939
1,685,000 (a) Flash Compute LLC 7.250 12/31/30 1,718,818
599,000 Fluor Corp 4.250 09/15/28 592,459
350,000 FMC Corp 3.450 10/01/29 316,722
920,000 FMC Corp 5.650 05/18/33 813,199
920,000 FMC Corp 4.500 10/01/49 574,719
980,000 FMC Corp 6.375 05/18/53 739,267
784,000 FMC Corp 8.450 11/01/55 519,583
339,000 (a) Forestar Group Inc 5.000 03/01/28 336,368
630,000 (a) Forestar Group Inc 6.500 03/15/33 633,813
503,000 (a) Fortescue Treasury Pty Ltd 4.500 09/15/27 499,077
773,000 (a) Fortescue Treasury Pty Ltd 5.875 04/15/30 788,723
1,280,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 1,223,089
850,000 (a) Fortescue Treasury Pty Ltd 6.125 04/15/32 878,457
922,000 (a) Fortress Intermediate 3 Inc 7.500 06/01/31 931,204
542,000 (a) Forvia SE 8.000 06/15/30 570,094
679,000 (a) Forvia SE 6.750 09/15/33 680,933
728,000 (a) Froneri Lux FinCo SARL 6.000 08/01/32 720,014
944,000 (a) Gap Inc/The 3.875 10/01/31 863,685
340,000 (a) Garda World Security Corp 7.750 02/15/28 346,117
943,000 (a) Garda World Security Corp 6.500 01/15/31 963,344
999,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 1,043,020
759,000 (a) GCI LLC 4.750 10/15/28 742,608
525,000 (a) Gen Digital Inc 6.750 09/30/27 527,165
1,258,000 (a) Gen Digital Inc 7.125 09/30/30 1,275,793
1,139,000 (a) Gen Digital Inc 6.250 04/01/33 1,109,950
888,000 Genesis Energy LP / Genesis Energy Finance Corp 8.250 01/15/29 922,950

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 623,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/30 $ 652,711
813,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 852,335
693,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 729,550
850,000 Genesis Energy LP / Genesis Energy Finance Corp 6.750 03/15/34 856,136
1,680,000 (a) GENMAB A/S/GENMAB FINANCE LLC 6.250 12/15/32 1,724,100
1,255,000 (a) GENMAB A/S/GENMAB FINANCE LLC 7.250 12/15/33 1,308,548
713,000 (a) Genting New York LLC / GENNY Capital Inc 7.250 10/01/29 724,047
785,000 GEO Group Inc/The 8.625 04/15/29 816,731
628,000 GEO Group Inc/The 10.250 04/15/31 674,003
272,000 (a) Getty Images Inc 14.000 03/01/28 252,960
755,000 (a) Getty Images Inc 11.250 02/21/30 674,433
587,000 (a) Getty Images Inc 10.500 11/15/30 520,436
718,000 (a) GFL Environmental Inc 4.000 08/01/28 701,699
719,000 (a) GFL Environmental Inc 4.750 06/15/29 710,497
784,000 (a) GFL Environmental Inc 4.375 08/15/29 766,929
1,410,000 (a) GFL Environmental Inc 6.750 01/15/31 1,461,865
559,000 Global Auto Holdings Ltd/AAG FH UK Ltd 8.375 01/15/29 530,860
779,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 11.500 08/15/29 791,059
665,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 8.750 01/15/32 611,744
376,000 (a) Global Infrastructure Solutions Inc 5.625 06/01/29 375,380
427,000 (a) Global Infrastructure Solutions Inc 7.500 04/15/32 450,475
1,202,000 (a) Global Medical Response Inc 7.375 10/01/32 1,253,013
313,000 Global Partners LP / GLP Finance Corp 6.875 01/15/29 315,874
837,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 878,716
575,000 (a) Global Partners LP / GLP Finance Corp 7.125 07/01/33 589,282
754,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 5.250 12/01/27 752,466
939,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 3.500 03/01/29 877,493
972,000 (a) Goat Holdco LLC 6.750 02/01/32 996,065
381,000 (a) Golar LNG Ltd 7.500 10/02/30 390,407
604,000 Goodyear Tire & Rubber Co/The 4.875 03/15/27 600,611
1,226,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 1,176,060
976,000 Goodyear Tire & Rubber Co/The 6.625 07/15/30 966,294
594,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 541,321
646,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 587,195
531,000 Goodyear Tire & Rubber Co/The 5.625 04/30/33 476,162
446,000 (a) GoTo Group Inc 5.500 05/01/28 341,303
1,780,000 (a) Graham Holdings Co 5.625 12/01/33 1,761,854
506,000 Grand Canyon University 5.125 10/01/28 501,333
394,000 (a) Graphic Packaging International LLC 4.750 07/15/27 390,668
396,000 (a) Graphic Packaging International LLC 3.500 03/15/28 383,021
363,000 (a) Graphic Packaging International LLC 3.500 03/01/29 344,447
743,000 (a) Graphic Packaging International LLC 3.750 02/01/30 693,965
579,000 (a),(b) Graphic Packaging International LLC 6.375 07/15/32 577,864
1,346,000 (a) Gray Media Inc 10.500 07/15/29 1,429,027
987,000 (a) Gray Media Inc 7.250 08/15/33 1,005,011
666,000 (a) Great Canadian Gaming Corp/Raptor LLC 8.750 11/15/29 649,358
1,220,000 Griffon Corp 5.750 03/01/28 1,217,034
1,107,000 (a) Grifols SA 4.750 10/15/28 1,091,485
786,000 (a) Group 1 Automotive Inc 4.000 08/15/28 765,261
742,000 (a) Group 1 Automotive Inc 6.375 01/15/30 754,056
654,000 (a) Gulfport Energy Operating Corp 6.750 09/01/29 670,946
986,000 (a) HAH Group Holding Co LLC 9.750 10/01/31 902,450
626,000 (a) Harvest Midstream I LP 7.500 09/01/28 630,125
287,000 HB Fuller Co 4.000 02/15/27 284,443
303,000 HB Fuller Co 4.250 10/15/28 296,570
935,000 (a) HealthEquity Inc 4.500 10/01/29 907,529
346,000 (a) Helix Energy Solutions Group Inc 9.750 03/01/29 363,402
1,522,000 (a) Herc Holdings Inc 6.625 06/15/29 1,559,516
2,103,000 (a) Herc Holdings Inc 7.000 06/15/30 2,187,904
500,000 (a) Herc Holdings Inc 5.750 03/15/31 501,200
1,460,000 (a) Herc Holdings Inc 7.250 06/15/33 1,528,954
650,000 (a) Herc Holdings Inc 6.000 03/15/34 644,485

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 535,000 (a) Herens Holdco Sarl 4.750% 05/15/28 $ 473,475
1,516,000 (a) Hertz Corp/The 12.625 07/15/29 1,429,155
697,000 (a) Hess Midstream Operations LP 5.875 03/01/28 703,849
627,000 (a) Hess Midstream Operations LP 5.125 06/15/28 624,107
1,004,000 (a) Hess Midstream Operations LP 6.500 06/01/29 1,028,673
977,000 (a) Hess Midstream Operations LP 4.250 02/15/30 947,550
601,000 (a) Hess Midstream Operations LP 5.500 10/15/30 601,278
737,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 740,897
1,173,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5.750 02/01/29 1,172,270
891,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 04/15/30 887,471
546,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 02/01/31 539,610
571,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 567,256
639,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 683,284
597,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.875 05/15/34 599,965
1,038,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 1,058,646
550,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 557,565
1,783,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 1,720,731
1,054,000 Hilton Domestic Operating Co Inc 4.875 01/15/30 1,046,271
1,234,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 1,168,624
1,774,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 1,624,068
1,267,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,282,936
1,227,000 (a) Hilton Domestic Operating Co Inc 5.750 09/15/33 1,235,239
750,000 (a) Hilton Domestic Operating Co Inc 5.500 03/31/34 744,457
809,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 782,918
632,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4.875 07/01/31 584,863
1,165,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6.625 01/15/32 1,178,523
248,000 Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875 04/01/27 247,394
614,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 577,349
1,000,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 7.750 05/01/33 1,021,396
485,000 (a) HNI Corp 5.125 01/18/29 478,996
1,047,000 (a) Howard Hughes Corp/The 4.125 02/01/29 1,008,106
773,000 (a) Howard Midstream Energy Partners LLC 7.375 07/15/32 806,052
829,000 (a) Howard Midstream Energy Partners LLC 6.625 01/15/34 843,337
567,000 (a) Hudbay Minerals Inc 6.125 04/01/29 569,218
914,000 Huntsman International LLC 4.500 05/01/29 875,325
597,000 Huntsman International LLC 2.950 06/15/31 509,747
421,000 Huntsman International LLC 5.700 10/15/34 395,168
389,000 (a) IAMGOLD Corp 5.750 10/15/28 386,602
731,000 (a) Iliad Holding SAS 7.000 10/15/28 735,999
1,413,000 (a) Iliad Holding SAS 8.500 04/15/31 1,499,061
1,059,000 (a) Iliad Holding SAS 7.000 04/15/32 1,075,154
134,000 (a) Industrial F&B Investments III Inc 7.750 02/11/33 135,408
809,000 (a) INEOS Finance PLC 6.750 05/15/28 812,502
911,000 INEOS Finance PLC 7.500 04/15/29 899,707
519,000 (a) INEOS Quattro Finance 2 Plc 9.625 03/15/29 503,430
160,000 (a) Infinity Natural Resources LLC 7.625 04/01/31 162,705
581,000 (a) Ingevity Corp 3.875 11/01/28 560,452
500,000 (a) Ingles Markets Inc 4.000 06/15/31 472,613
2,461,000 (a) Ingram Micro Inc 4.750 05/15/29 2,418,331
627,000 (a) Insight Enterprises Inc 6.625 05/15/32 621,917
750,000 (a) Installed Building Products Inc 5.625 02/01/34 746,279
692,000 (a) Insulet Corp 6.500 04/01/33 706,392
1,679,000 (a) ION Platform Finance US Inc 7.875 09/30/32 1,304,795
219,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 4.625 05/01/28 201,850
300,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.000 05/01/28 277,065
264,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.750 05/15/28 246,924
880,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 8.750 05/01/29 809,928
1,500,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.500 05/30/29 1,402,616
876,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.000 08/01/29 809,348

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 529,000 (a) IQVIA Inc 5.000% 05/15/27 $ 528,575
550,000 (a) IQVIA Inc 6.500 05/15/30 561,327
2,638,000 (a) IQVIA Inc 6.250 06/01/32 2,686,529
847,000 (a) Iron Mountain Inc 4.875 09/15/27 845,107
985,000 (a) Iron Mountain Inc 5.250 03/15/28 984,103
328,000 (a) Iron Mountain Inc 5.000 07/15/28 326,928
969,000 (a) Iron Mountain Inc 7.000 02/15/29 990,266
2,240,000 (a) Iron Mountain Inc 4.875 09/15/29 2,209,059
780,000 (a) Iron Mountain Inc 5.250 07/15/30 771,928
1,295,000 (a) Iron Mountain Inc 4.500 02/15/31 1,244,463
764,000 (a) Iron Mountain Inc 5.625 07/15/32 758,557
1,452,000 (a) Iron Mountain Inc 6.250 01/15/33 1,474,487
876,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 845,829
768,000 (a) Ithaca Energy North Sea PLC 8.125 10/15/29 802,607
1,374,000 (a) ITT Holdings LLC 6.500 08/01/29 1,354,475
654,000 (a) Jacobs Entertainment Inc 6.750 02/15/29 640,920
753,000 (a) Jaguar Land Rover Automotive PLC 4.500 10/01/27 744,323
442,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 441,846
448,000 (a) Jaguar Land Rover Automotive PLC 5.500 07/15/29 442,987
472,000 (a) James Hardie International Finance DAC 5.000 01/15/28 470,519
1,864,000 (a) Jazz Securities DAC 4.375 01/15/29 1,822,970
1,037,000 (a) JB Poindexter & Co Inc 8.750 12/15/31 1,074,584
2,407,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 2,241,804
360,000 (a) JW Aluminum Continuous Cast Co 10.250 04/01/30 371,844
495,000 (a) K Hovnanian Enterprises Inc 8.000 04/01/31 499,133
591,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 593,740
612,000 (a) Kaiser Aluminum Corp 4.500 06/01/31 587,072
105,000 (a) Kaiser Aluminum Corp 5.875 03/01/34 105,164
234,000 KB Home 6.875 06/15/27 236,324
671,000 KB Home 7.250 07/15/30 685,143
459,000 KB Home 4.000 06/15/31 424,958
314,000 (a) KBR Inc 4.750 09/30/28 308,921
977,000 (a) Kedrion SpA 6.500 09/01/29 953,050
1,325,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
9.000 02/15/29 1,385,041
750,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
7.125 04/30/33 759,298
467,000 (a) Ken Garff Automotive LLC 4.875 09/15/28 461,384
402,000 (a) KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America
LLC
4.750 06/01/27 401,273
2,127,000 (a) Kinetik Holdings LP 6.625 12/15/28 2,169,738
962,000 (a) Kinetik Holdings LP 5.875 06/15/30 965,254
674,000 (a) Kingpin Intermediate Holdings LLC 7.250 10/15/32 564,245
1,233,000 (a) Kioxia Holdings Corp 6.250 07/24/30 1,269,910
1,452,000 (a) Kioxia Holdings Corp 6.625 07/24/33 1,517,865
514,000 (a) Knife River Corp 7.750 05/01/31 533,705
330,000 (a) Kodiak Gas Services LLC 5.875 04/01/31 332,398
853,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 872,535
1,292,000 (a) Kodiak Gas Services LLC 6.750 10/01/35 1,342,046
512,000 (a) Kohl's Corp 10.000 06/01/30 553,977
542,000 Kohl's Corp 5.125 05/01/31 443,277
533,000 Kohl's Corp 5.550 07/17/45 321,708
465,000 (a) Korn Ferry 4.625 12/15/27 461,014
504,000 (a) Kraken Oil & Gas Partners LLC 7.625 08/15/29 513,548
606,000 Lamar Media Corp 3.750 02/15/28 594,233
357,000 Lamar Media Corp 4.875 01/15/29 354,461
943,000 Lamar Media Corp 4.000 02/15/30 904,211
768,000 Lamar Media Corp 3.625 01/15/31 720,661
1,558,000 (a) Lamar Media Corp 5.375 11/01/33 1,541,470
495,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 491,511
1,209,000 (a) Lamb Weston Holdings Inc 4.125 01/31/30 1,158,261
916,000 (a) Lamb Weston Holdings Inc 4.375 01/31/32 862,734

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,139,000 (a) LBM Acquisition LLC 9.500% 06/15/31 $ 996,608
1,409,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 1,379,480
831,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 870,535
2,259,000 (a) Level 3 Financing Inc 6.875 06/30/33 2,331,821
3,139,000 (a) Level 3 Financing Inc 7.000 03/31/34 3,255,459
2,105,000 (a) Level 3 Financing Inc 8.500 01/15/36 2,254,478
590,000 (a) Levi Strauss & Co 3.500 03/01/31 543,058
557,000 (a) LGI Homes Inc 8.750 12/15/28 573,536
262,000 (a) LGI Homes Inc 4.000 07/15/29 237,661
531,000 (a),(b) LGI Homes Inc 7.000 11/15/32 508,891
616,000 (a) Life Time Inc 6.000 11/15/31 625,316
1,024,000 (a) LifePoint Health Inc 9.875 08/15/30 1,085,641
922,000 (a) LifePoint Health Inc 8.375 02/15/32 967,357
975,000 (a) LifePoint Health Inc 7.000 05/01/34 950,690
455,000 (a) Light & Wonder International Inc 7.250 11/15/29 465,367
914,000 (a) Light & Wonder International Inc 7.500 09/01/31 952,550
1,134,000 (a) Light & Wonder International Inc 6.250 10/01/33 1,124,602
774,000 (a) Lindblad Expeditions LLC 7.000 09/15/30 795,116
325,000 (a) Lithia Motors Inc 4.625 12/15/27 323,465
1,087,000 (a) Lithia Motors Inc 3.875 06/01/29 1,041,776
728,000 (a) Lithia Motors Inc 5.500 10/01/30 724,142
702,000 (a) Lithia Motors Inc 4.375 01/15/31 666,755
1,099,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 1,099,489
1,459,000 (a) Live Nation Entertainment Inc 4.750 10/15/27 1,454,639
592,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 580,559
617,000 (a) LSB Industries Inc 6.250 10/15/28 617,241
150,000 (a) Lsf12 Helix Parent LLC 7.125 02/01/33 146,421
365,000 Lumen Technologies Inc 7.600 09/15/39 351,312
1,355,000 Lumen Technologies Inc 7.650 03/15/42 1,263,648
420,000 M/I Homes Inc 4.950 02/01/28 418,017
383,000 M/I Homes Inc 3.950 02/15/30 364,063
585,000 (a) Macy's Retail Holdings LLC 6.125 03/15/32 585,282
675,000 (a) Macy's Retail Holdings LLC 7.375 08/01/33 703,092
493,000 Macy's Retail Holdings LLC 4.500 12/15/34 430,229
245,000 Macy's Retail Holdings LLC 5.125 01/15/42 185,252
265,000 Macy's Retail Holdings LLC 4.300 02/15/43 177,740
853,000 (a) Madison IAQ LLC 4.125 06/30/28 841,114
553,000 (a) Magnera Corp 4.750 11/15/29 506,520
1,012,000 (a) Magnera Corp 7.250 11/15/31 947,520
482,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance
Corp
6.875 12/01/32 498,715
325,000 (a) Manitowoc Co Inc/The 9.250 10/01/31 347,492
493,000 Marriott Ownership Resorts Inc 4.750 01/15/28 486,044
622,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 594,780
783,000 (a) Marriott Ownership Resorts Inc 6.500 10/01/33 752,890
815,000 (a) Martin Midstream Partners LP / Martin Midstream Finance Corp 11.500 02/15/28 838,443
876,000 (a),(b) Masterbrand Inc 7.000 07/15/32 871,240
1,439,000 (a) Matador Resources Co 6.500 04/15/32 1,469,455
849,000 (a) Matador Resources Co 6.250 04/15/33 863,404
409,000 (a) Match Group Holdings II LLC 5.000 12/15/27 407,720
432,000 (a) Match Group Holdings II LLC 4.625 06/01/28 426,446
482,000 (a) Match Group Holdings II LLC 5.625 02/15/29 483,409
904,000 (a) Match Group Holdings II LLC 4.125 08/01/30 849,011
529,000 (a) Match Group Holdings II LLC 3.625 10/01/31 474,059
861,000 (a) Match Group Holdings II LLC 6.125 09/15/33 850,709
770,000 (a) Mattamy Group Corp 4.625 03/01/30 735,361
237,000 (a) Mattamy Group Corp 6.000 12/15/33 227,536
3,475,000 (a) Mauser Packaging Solutions Holding Co 7.875 04/15/30 3,513,798
469,000 (a) Maxam Prill Sarl 7.750 07/15/30 484,713
897,000 (a) McGraw-Hill Education Inc 5.750 08/01/28 890,195
825,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 852,415
2,741,000 (a) Medline Borrower LP 5.250 10/01/29 2,727,873

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,530,000 (a) Meridian Arc Holdco LLC 6.250% 04/30/31 $ 1,529,652
714,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 588,665
649,000 Methanex Corp 5.125 10/15/27 649,365
1,111,000 Methanex Corp 5.250 12/15/29 1,104,200
486,000 Methanex Corp 5.650 12/01/44 441,904
595,000 (a) Methanex US Operations Inc 6.250 03/15/32 612,282
246,000 MGM Resorts International 5.500 04/15/27 246,347
787,000 MGM Resorts International 4.750 10/15/28 779,433
1,391,000 MGM Resorts International 6.125 09/15/29 1,409,251
1,058,000 MGM Resorts International 6.500 04/15/32 1,071,384
1,525,000 (a) Michaels Cos Inc/The 8.500 03/15/33 1,506,014
958,000 (a) Midcontinent Communications 8.000 08/15/32 901,601
921,000 (a) Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875 05/01/29 900,461
180,000 (a) Millicom International Cellular SA2028 2028 5.125 01/15/28 179,284
1,395,000 (a) Millicom International Cellular SA2029 2029 6.250 03/25/29 1,401,386
1,078,000 (a) Millicom International Cellular SA 4.500 04/27/31 1,006,244
1,200,000 (a) Millicom International Cellular SA 7.375 04/02/32 1,241,640
1,452,000 (a) Millrose Properties Inc 6.375 08/01/30 1,470,533
998,000 (a) Millrose Properties Inc 6.250 09/15/32 1,002,373
2,002,000 (a) Mineral Resources Ltd 9.250 10/01/28 2,077,857
648,000 (a) Mineral Resources Ltd 8.500 05/01/30 667,471
633,000 (a) Mineral Resources Ltd 7.000 04/01/31 657,034
115,000 (a) Mineral Resources Ltd 6.250 05/01/34 113,554
454,000 (a) Minerals Technologies Inc 5.000 07/01/28 451,281
946,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 935,064
514,000 (a) MIWD Holdco II LLC / MIWD Finance Corp 5.500 02/01/30 474,198
147,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 99,802
880,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
8.250 04/15/30 916,076
1,070,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
11.875 04/15/31 1,148,326
565,000 (a) Moog Inc 5.500 10/15/34 565,504
884,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 894,924
479,000 (a) Motion Finco Sarl 8.375 02/15/32 392,348
566,000 (a) Mueller Water Products Inc 4.000 06/15/29 548,225
600,000 Murphy Oil Corp 6.000 10/01/32 603,952
350,000 Murphy Oil Corp 6.500 02/15/34 352,698
819,000 Murphy Oil Corp 5.875 12/01/42 710,798
426,000 Murphy Oil USA Inc 5.625 05/01/27 426,693
510,000 Murphy Oil USA Inc 4.750 09/15/29 504,720
627,000 (a) Murphy Oil USA Inc 3.750 02/15/31 585,639
457,000 (a) Nabors Industries Inc 9.125 01/31/30 479,954
1,390,000 (a) Nabors Industries Inc 8.875 08/15/31 1,467,732
250,000 (a) Nabors Industries Inc 7.625 11/15/32 260,857
1,550,000 (a) National Mentor Holdings Inc 10.500 12/15/30 1,621,524
621,000 (a) NCL Corp Ltd 7.750 02/15/29 648,276
442,000 (a) NCL Corp Ltd 6.250 03/01/30 440,964
1,557,000 (a) NCL Corp Ltd 5.875 01/15/31 1,515,460
2,013,000 (a) NCL Corp Ltd 6.750 02/01/32 2,003,124
1,520,000 (a) NCL Corp Ltd 6.250 09/15/33 1,471,103
446,000 (a) NCL Finance Ltd 6.125 03/15/28 452,487
1,614,000 (a) NCR Atleos Corp 9.500 04/01/29 1,717,065
621,000 (a) NCR Voyix Corp 5.000 10/01/28 608,111
791,000 (a) NCR Voyix Corp 5.125 04/15/29 767,974
375,000 (a) Neogen Food Safety Corp 8.625 07/20/30 394,248
3,181,000 (a) Neptune Bidco US Inc 9.290 04/15/29 3,217,103
715,000 (a) Neptune Bidco US Inc 10.375 05/15/31 737,859
1,400,000 (a) Neptune Bidco US Inc 9.500 02/15/33 1,401,111
1,118,000 (a) NESCO Holdings II Inc 5.500 04/15/29 1,112,425
686,000 (a) New Enterprise Stone & Lime Co Inc 5.250 07/15/28 680,062
691,000 (a) New Flyer Holdings Inc 9.250 07/01/30 745,623
395,000 (a) New Gold Inc 6.875 04/01/32 408,155

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 630,000 Newell Brands Inc 6.375% 09/15/27 $ 634,342
1,318,000 (a) Newell Brands Inc 8.500 06/01/28 1,377,264
851,000 Newell Brands Inc 6.375 05/15/30 833,474
1,197,000 Newell Brands Inc 6.625 05/15/32 1,162,028
447,000 Newell Brands Inc 7.375 04/01/36 425,652
799,000 Newell Brands Inc 7.500 04/01/46 689,375
50,000 (a) Newfold Digital Holdings Group Inc 11.750 04/30/29 38,750
571,000 Newmark Group Inc 7.500 01/12/29 601,092
1,425,000 (a) Nexstar Media Inc 4.750 11/01/28 1,403,997
3,155,000 (a) Nexstar Media Inc 6.500 09/15/33 3,179,281
2,225,000 (a) Nexstar Media Inc 7.250 04/15/34 2,239,209
1,099,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.125 02/15/29 1,139,199
1,616,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.375 02/15/32 1,696,137
543,000 (a) Nissan Motor Acceptance Co LLC 5.300 09/13/27 541,312
549,000 (a) Nissan Motor Acceptance Co LLC 2.750 03/09/28 520,600
396,000 (a) Nissan Motor Acceptance Co LLC 2.450 09/15/28 365,825
707,000 (a) Nissan Motor Acceptance Co LLC 7.050 09/15/28 725,043
1,008,000 (a) Nissan Motor Acceptance Co LLC 5.625 09/29/28 1,002,387
1,355,000 (a) Nissan Motor Acceptance Co LLC 6.125 09/30/30 1,334,519
2,830,000 Nissan Motor Co Ltd 4.345 09/17/27 2,796,095
2,211,000 (a) Nissan Motor Co Ltd 7.500 07/17/30 2,284,558
2,884,000 (a) Nissan Motor Co Ltd 4.810 09/17/30 2,693,423
803,000 (a) Nissan Motor Co Ltd 7.750 07/17/32 837,095
1,468,000 (a) Nissan Motor Co Ltd 8.125 07/17/35 1,548,845
1,603,000 (a) Noble Finance II LLC 8.000 04/15/30 1,667,226
507,000 Nordstrom Inc 4.000 03/15/27 497,194
251,000 Nordstrom Inc 6.950 03/15/28 255,981
580,000 Nordstrom Inc 4.375 04/01/30 551,153
648,000 Nordstrom Inc 4.250 08/01/31 596,487
1,132,000 Nordstrom Inc 5.000 01/15/44 791,401
668,000 (a) Northern Oil & Gas Inc 8.750 06/15/31 697,546
910,000 (a) Northern Oil & Gas Inc 7.875 10/15/33 943,119
773,000 (a) Northriver Midstream Finance LP 6.750 07/15/32 791,455
1,426,000 (a) NOVA Chemicals Corp 4.250 05/15/29 1,389,280
999,000 (a) NOVA Chemicals Corp 7.000 12/01/31 1,057,160
1,790,000 (a) Novelis Corp 4.750 01/30/30 1,714,789
824,000 (a) Novelis Corp 6.875 01/30/30 844,778
692,000 (a) Novelis Corp 3.875 08/15/31 629,049
1,384,000 (a) Novelis Corp 6.375 08/15/33 1,389,809
316,000 (a) Nufarm Australia Ltd / Nufarm Americas Inc 5.000 01/27/30 290,491
692,000 NuStar Logistics LP 5.625 04/28/27 694,472
738,000 NuStar Logistics LP 6.375 10/01/30 767,169
330,000 (a) OAK-Eagle Acquireco Inc 7.250 07/01/33 340,037
400,000 Oceaneering International Inc 6.000 02/01/28 402,798
604,000 (a) OI European Group BV 4.750 02/15/30 560,793
611,000 Olin Corp 5.625 08/01/29 606,895
753,000 (a) Olin Corp 6.625 04/01/33 745,957
809,000 (a) Olympus Water US Holding Corp 4.250 10/01/28 786,862
764,000 (a) Olympus Water US Holding Corp 7.250 06/15/31 768,530
1,177,000 (a) Olympus Water US Holding Corp 6.750 08/01/32 1,140,838
1,696,000 (a) Olympus Water US Holding Corp 7.250 02/15/33 1,657,743
708,000 (a) ON Semiconductor Corp 3.875 09/01/28 690,218
717,000 (a) OneSky Flight LLC 8.875 12/15/29 757,255
566,000 (a) Ontario Gaming GTA LP/OTG Co-Issuer Inc 8.000 08/01/30 559,348
1,463,000 (a) Opal Bidco SAS 6.500 03/31/32 1,489,454
875,000 (a) Open Text Corp 3.875 02/15/28 846,621
1,047,000 (a) Open Text Corp 3.875 12/01/29 943,649
1,304,000 (a) Open Text Holdings Inc 4.125 02/15/30 1,173,905
775,000 (a) Open Text Holdings Inc 4.125 12/01/31 661,753
617,000 (a) Option Care Health Inc 4.375 10/31/29 597,161
2,503,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 2,470,428
2,052,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 2,038,964

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 749,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750% 05/15/34 $ 789,703
976,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 1,045,634
243,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 242,640
513,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 500,495
867,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375 02/15/31 906,778
675,000 (a) Owens-Brockway Glass Container Inc 6.625 05/13/27 675,689
944,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 902,148
272,000 (a) Owens-Brockway Glass Container Inc 7.375 06/01/32 256,991
483,000 (a) Pagaya US Holdings Co LLC 8.875 08/01/30 374,792
461,000 (a) Papa John's International Inc 3.875 09/15/29 441,266
599,000 (a) Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc 8.750 04/17/32 540,514
1,500,000 Paramount Global 7.875 07/30/30 1,596,165
1,500,000 Paramount Global 4.950 01/15/31 1,414,963
1,500,000 Paramount Global 4.200 05/19/32 1,310,845
525,000 Paramount Global 5.500 05/15/33 475,791
165,000 Paramount Global 6.875 04/30/36 153,492
255,000 Paramount Global 5.900 10/15/40 197,989
185,000 Paramount Global 4.850 07/01/42 124,521
1,500,000 Paramount Global 4.375 03/15/43 956,549
195,000 Paramount Global 5.850 09/01/43 143,143
190,000 Paramount Global 5.250 04/01/44 128,623
160,000 Paramount Global 4.900 08/15/44 104,925
692,000 Paramount Global 6.250 02/28/57 494,380
846,000 Paramount Global 6.375 03/30/62 656,108
220,000 (a) Park River Holdings Inc 8.000 03/15/31 221,207
416,000 (a) Park-Ohio Industries Inc 8.500 08/01/30 432,977
404,000 (a) Patrick Industries Inc 4.750 05/01/29 396,917
621,000 (a) Patrick Industries Inc 6.375 11/01/32 624,812
424,000 (a),(b) Paysafe Finance PLC / Paysafe Holdings US Corp 4.000 06/15/29 355,185
760,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 759,340
896,000 (a) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 962,765
961,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 985,128
508,000 (a) Pediatrix Medical Group Inc 5.375 02/15/30 505,114
332,000 (a) Penn Entertainment Inc 5.625 01/15/27 331,915
390,000 (a),(b) Penn Entertainment Inc 4.125 07/01/29 371,186
750,000 (a) Penn Entertainment Inc 6.750 04/01/31 743,809
625,000 Penske Automotive Group Inc 3.750 06/15/29 599,150
325,000 (a) Perenti Finance Pty Ltd 7.500 04/26/29 335,171
983,000 (a) Performance Food Group Inc 4.250 08/01/29 953,023
1,520,000 (a) Performance Food Group Inc 6.125 09/15/32 1,540,778
1,500,000 (a) Performance Food Group Inc 5.625 03/01/34 1,468,743
750,000 (a) PERIMETER HOL 6.250 01/15/34 746,385
656,000 Perrigo Finance Unlimited Co 5.150 06/15/30 622,199
1,079,000 Perrigo Finance Unlimited Co 6.125 09/30/32 1,015,304
440,000 Perrigo Finance Unlimited Co 4.900 12/15/44 321,370
350,000 (a) Petco Health & Wellness Co Inc 8.250 02/01/31 353,457
2,361,000 (a) PetSmart Inc / PetSmart Finance Corp 7.500 09/15/32 2,390,745
500,000 (a) Phinia Inc 6.750 04/15/29 511,770
691,000 (a) Phinia Inc 6.625 10/15/32 707,950
1,083,000 Pilgrim's Pride Corp 4.250 04/15/31 1,040,919
1,156,000 Pilgrim's Pride Corp 3.500 03/01/32 1,055,889
557,000 Pilgrim's Pride Corp 6.250 07/01/33 584,046
826,000 Pilgrim's Pride Corp 6.875 05/15/34 897,224
439,000 (a) Pitney Bowes Inc 6.875 03/15/27 438,766
420,000 (a) Pitney Bowes Inc 7.250 03/15/29 422,384
70,000 (a) PLS Group Ltd 6.875 05/01/31 71,654
639,000 (a) Post Holdings Inc 4.625 04/15/30 620,810
1,045,000 (a) Post Holdings Inc 4.500 09/15/31 982,445
1,468,000 (a) Post Holdings Inc 6.250 02/15/32 1,496,034
1,640,000 (a) Post Holdings Inc 6.375 03/01/33 1,639,362
1,524,000 (a) Post Holdings Inc 6.250 10/15/34 1,504,435
2,200,000 (a) Post Holdings Inc 6.500 03/15/36 2,185,537

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 4,000,000 (a) PR RNO Property Owner 1 LLC 6.500% 05/01/31 $ 3,964,856
555,000 (a) Prairie Acquiror LP 9.000 08/01/29 579,571
449,000 (a) Precision Drilling Corp 6.875 01/15/29 453,054
386,000 (a) Prestige Brands Inc 5.125 01/15/28 385,427
817,000 (a) Prestige Brands Inc 3.750 04/01/31 754,631
1,807,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 1,873,812
1,220,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 1,196,236
954,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6.250 04/01/29 955,136
848,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 827,559
498,000 (a) PTC Inc 4.000 02/15/28 486,152
1,075,000 (a) Qnity Electronics Inc 5.750 08/15/32 1,085,343
1,044,000 (a) Qnity Electronics Inc 6.250 08/15/33 1,068,144
4,818,000 (a) Quikrete Holdings Inc 6.375 03/01/32 4,894,019
1,961,000 (a) Quikrete Holdings Inc 6.750 03/01/33 1,988,581
2,802,000 (a) QXO Building Products Inc 6.750 04/30/32 2,858,153
1,091,000 (a) Radiology Partners Inc 8.500 07/15/32 1,084,759
400,000 (a) Railworks Holdings LP / Railworks Rally Inc 8.250 11/15/28 400,863
1,580,000 (a) Rain Carbon Inc 12.250 09/01/29 1,662,361
2,189,000 (a) Rakuten Group Inc 11.250 02/15/27 2,275,938
2,328,000 (a) Rakuten Group Inc 9.750 04/15/29 2,553,842
1,148,000 (a),(d) Rakuten Group Inc 6.250 N/A 1,083,280
1,047,000 (a) Rand Parent LLC 8.500 02/15/30 1,087,570
550,000 (a) Range Resources Corp 4.750 02/15/30 539,638
1,632,000 (a) Raven Acquisition Holdings LLC 6.875 11/15/31 1,615,519
452,000 (a) RB Global Holdings Inc 6.750 03/15/28 458,128
1,127,000 (a) RB Global Holdings Inc 7.750 03/15/31 1,170,141
311,000 (a) Resideo Funding Inc 4.000 09/01/29 296,611
832,000 (a) Resideo Funding Inc 6.500 07/15/32 839,651
1,060,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/16/29 947,518
819,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 8.450 07/27/30 811,694
344,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/06/31 291,035
238,000 (a) Reworld Holding Corp 4.875 12/01/29 227,470
682,000 (a) RingCentral Inc 8.500 08/15/30 716,253
950,000 (a) Risewell Homes Inc 9.250 10/01/29 985,721
215,000 (a) Risewell Homes Inc 8.500 11/01/30 219,670
711,000 (a) Rivers Enterprise Borrower LLC 6.250 10/15/30 723,280
698,000 (a) Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625 02/01/33 712,684
1,191,000 (a) ROBLOX Corp 3.875 05/01/30 1,128,103
966,000 (a) Rocket Software Inc 9.000 11/28/28 961,219
550,000 (a) Rockies Express Pipeline LLC 4.950 07/15/29 542,474
434,000 (a) Rockies Express Pipeline LLC 4.800 05/15/30 422,903
780,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 813,248
346,000 (a) Rockies Express Pipeline LLC 7.500 07/15/38 364,592
644,000 (a) Rockies Express Pipeline LLC 6.875 04/15/40 650,365
1,670,000 Rogers Communications Inc 7.000 04/15/55 1,704,552
1,934,000 Rogers Communications Inc 7.125 04/15/55 1,995,135
1,500,000 Rogers Communications Inc 6.875 07/31/56 1,523,395
489,000 (a) Rogers Communications Inc 5.250 03/15/82 486,231
635,000 (a) Roller Bearing Co of America Inc 4.375 10/15/29 620,893
1,283,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,324,229
601,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 617,473
600,000 (a) RXO Inc 6.375 05/15/31 594,147
711,000 (a) S&S Holdings LLC 8.375 10/01/31 654,208
400,000 (a) Sabre Financial Borrower LLC 11.125 06/15/29 410,607
469,000 (a) Sabre GLBL Inc 10.750 11/15/29 408,354
276,000 (a) Sabre GLBL Inc 10.750 03/15/30 238,406
1,453,000 (a) Sabre GLBL Inc 11.125 07/15/30 1,249,580
335,000 Safeway Inc 7.250 02/01/31 353,281
770,000 Sally Holdings LLC / Sally Capital Inc 6.750 04/01/32 793,641
116,000 (a) Saturn Oil & Gas Inc 9.625 06/15/29 121,641
1,277,000 SBA Communications Corp 3.875 02/15/27 1,269,082
1,761,000 SBA Communications Corp 3.125 02/01/29 1,695,230

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 502,000 (a) Science Applications International Corp 4.875% 04/01/28 $ 497,011
685,000 (a) Science Applications International Corp 5.875 11/01/33 675,642
1,302,000 (a) SCIH Salt Holdings Inc 4.875 05/01/28 1,289,248
200,000 Scotts Miracle-Gro Co/The 5.250 12/15/26 199,942
482,000 Scotts Miracle-Gro Co/The 4.500 10/15/29 472,388
622,000 Scotts Miracle-Gro Co/The 4.000 04/01/31 578,735
425,000 Scotts Miracle-Gro Co/The 4.375 02/01/32 396,561
671,000 (a),(b) Scripps Escrow II Inc 3.875 01/15/29 635,798
698,000 (a) Seadrill Finance Ltd 8.375 08/01/30 731,728
499,000 (a) Seagate Data Storage Technology Pte Ltd 4.091 06/01/29 486,069
495,000 (a) Seagate Data Storage Technology Pte Ltd 8.250 12/15/29 517,317
621,000 (a) Seagate Data Storage Technology Pte Ltd 5.875 07/15/30 634,480
608,000 (a) Seagate Data Storage Technology Pte Ltd 8.500 07/15/31 636,867
808,000 (a) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 898,595
495,000 (a) Seagate Data Storage Technology Pte Ltd 5.750 12/01/34 503,511
928,000 (a) Sealed Air Corp 6.875 07/15/33 904,663
872,000 (a) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 843,043
818,000 (a),(b) Select Medical Corp 6.250 12/01/32 794,301
1,500,000 (a) Sensata Technologies BV 4.000 04/15/29 1,456,716
400,000 (a) Sensata Technologies Inc 4.375 02/15/30 387,825
974,000 (a) Sensata Technologies Inc 3.750 02/15/31 904,732
911,000 (a) Sensata Technologies Inc 6.625 05/31/32 939,952
800,000 Service Corp International/US 4.625 12/15/27 794,144
680,000 Service Corp International/US 5.125 06/01/29 678,635
969,000 Service Corp International/US 3.375 08/15/30 901,335
1,136,000 Service Corp International/US 4.000 05/15/31 1,073,316
1,021,000 Service Corp International/US 5.750 10/15/32 1,030,002
820,000 (a) SES AMERICOM Inc 5.300 03/25/44 640,469
685,000 (a) SES SA 5.300 04/04/43 531,603
609,000 (a) SESI LLC 7.875 09/30/30 628,880
444,000 Shea Homes LP / Shea Homes Funding Corp 4.750 02/15/28 438,745
467,000 Shea Homes LP / Shea Homes Funding Corp 4.750 04/01/29 452,371
1,954,000 (a) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750 08/15/32 1,950,139
681,000 Silgan Holdings Inc 4.125 02/01/28 669,872
1,017,000 (a) Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet
Food Inc/Simmons Feed
4.625 03/01/29 981,230
1,619,000 (a) Sinclair Television Group Inc 8.125 02/15/33 1,676,588
1,148,000 (a) Sirius XM Radio LLC 5.000 08/01/27 1,144,697
3,106,000 (a) Sirius XM Radio LLC 4.000 07/15/28 3,016,260
1,518,000 (a) Sirius XM Radio LLC 5.500 07/01/29 1,507,051
1,782,000 (a) Sirius XM Radio LLC 4.125 07/01/30 1,658,132
1,496,000 (a),(b) Sirius XM Radio LLC 3.875 09/01/31 1,354,258
1,006,000 (a) Six Flags Entertainment 6.625 05/01/32 1,023,895
935,000 Six Flags Entertainment Corp 7.250 05/15/31 921,913
301,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500 10/01/28 301,845
969,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 932,221
1,250,000 (a) SIX FLAGS/CAN WON/MILLEN 8.625 01/15/32 1,270,814
771,000 (a) SK Invictus Intermediate II Sarl 5.000 10/30/29 759,743
359,000 SM Energy Co 6.625 01/15/27 359,034
1,055,000 (a) SM Energy Co 8.375 07/01/28 1,082,207
149,000 SM Energy Co 6.500 07/15/28 149,435
1,053,000 (a) SM Energy Co 6.750 08/01/29 1,080,163
1,126,000 (a) SM Energy Co 8.625 11/01/30 1,191,055
1,808,000 (a) SM Energy Co 8.750 07/01/31 1,896,708
396,000 (a),(b) SM Energy Co 7.000 08/01/32 406,502
1,079,000 (a) SM Energy Co 9.625 06/15/33 1,202,308
440,000 (a) SM Energy Co 6.625 04/15/34 446,083
1,059,000 (a) Smyrna Ready Mix Concrete LLC 6.000 11/01/28 1,058,135
1,610,000 (a) Smyrna Ready Mix Concrete LLC 8.875 11/15/31 1,685,770
1,705,000 (a) Snap Inc 6.875 03/01/33 1,659,881

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 961,000 (a) Snap Inc 6.875% 03/15/34 $ 930,125
1,111,000 (a) Solstice Advanced Materials Inc 5.625 09/30/33 1,105,082
994,000 (a) Somnigroup International Inc 4.000 04/15/29 961,569
931,000 (a) Somnigroup International Inc 3.875 10/15/31 861,079
764,000 (a) Sonic Automotive Inc 4.625 11/15/29 747,400
673,000 (a) Sonic Automotive Inc 4.875 11/15/31 647,070
974,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 1,012,416
660,000 (a) Sotheby's 8.250 04/15/31 641,184
333,000 (a) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 316,144
849,000 South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 897,592
510,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 532,294
662,000 (a) Specialty Building Products Holdings LLC / SBP Finance Corp 7.750 10/15/29 584,275
334,000 (a) Speedway Motorsports LLC / Speedway Funding II Inc 4.875 11/01/27 332,330
1,972,000 (a) SS&C Technologies Inc 5.500 09/30/27 1,970,271
1,095,000 (a) SS&C Technologies Inc 6.500 06/01/32 1,107,957
1,262,000 (a) Stagwell Global LLC 5.625 08/15/29 1,200,483
1,357,000 (a) Standard Building Solutions Inc 6.500 08/15/32 1,370,407
1,241,000 (a) Standard Building Solutions Inc 6.250 08/01/33 1,240,205
160,000 (a) Standard Building Solutions Inc 5.875 03/15/34 155,980
922,000 (a) Standard Industries Inc/NY 4.750 01/15/28 916,696
1,878,000 (a) Standard Industries Inc/NY 4.375 07/15/30 1,793,067
2,082,000 (a) Standard Industries Inc/NY 3.375 01/15/31 1,889,791
2,982,000 (a) Staples Inc 10.750 09/01/29 2,850,344
226,000 (a) Star Leasing Co LLC 7.625 02/15/30 218,695
1,211,000 (a) Star Parent Inc 9.000 10/01/30 1,268,588
655,000 (a) Station Casinos LLC 4.500 02/15/28 644,814
556,000 (a) Station Casinos LLC 4.625 12/01/31 523,336
799,000 (a) Station Casinos LLC 6.625 03/15/32 808,960
1,041,000 (a) Stena International SA 7.250 01/15/31 1,058,455
524,000 (a) Stena International SA 7.625 02/15/31 537,103
1,500,000 (a) STL Holding Co LLC 8.750 02/15/29 1,556,505
1,618,000 (a) StoneMor Inc 8.500 05/15/29 1,596,822
624,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 652,899
762,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 731,564
800,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 6.500 12/15/35 793,524
932,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 974,470
493,000 (a) SunCoke Energy Inc 4.875 06/30/29 454,515
367,000 (a) Sunoco LP 5.875 07/15/27 366,989
628,000 (a) Sunoco LP 7.000 05/01/29 648,505
350,000 (a) Sunoco LP 4.500 10/01/29 342,998
314,000 (a) Sunoco LP 4.625 05/01/30 305,379
1,080,000 (a) Sunoco LP 5.625 03/31/31 1,084,008
2,603,000 (a) Sunoco LP 7.250 05/01/32 2,726,195
345,000 (a) Sunoco LP 6.625 08/15/32 352,731
1,694,000 (a) Sunoco LP 6.250 07/01/33 1,731,307
1,204,000 (a) Sunoco LP 5.875 03/15/34 1,199,679
500,000 (a) Sunoco LP 5.625 07/15/34 493,276
1,106,000 Sunoco LP / Sunoco Finance Corp 5.875 03/15/28 1,107,350
226,000 (a) Sunoco LP / Sunoco Finance Corp 7.000 09/15/28 231,383
893,000 Sunoco LP / Sunoco Finance Corp 4.500 05/15/29 876,961
199,000 Sunoco LP / Sunoco Finance Corp 4.500 04/30/30 193,358
1,472,000 (a) Sunrise FinCo I BV 4.875 07/15/31 1,414,180
586,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 568,219
4,150,000 (a) SV RNO Property Owner 1 LLC 5.875 03/01/31 4,071,767
1,500,000 (a) Sword Purchaser LLC 8.250 04/15/33 1,534,737
750,000 (a) Sword Purchaser LLC 10.500 04/15/34 763,144
451,000 (a) Synaptics Inc 4.000 06/15/29 428,881
628,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.500 01/15/28 626,488
905,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375 02/15/29 932,360
872,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 12/31/30 876,625
1,006,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 1,011,514
736,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.750 03/15/34 752,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 881,000 (a) Talos Production Inc 9.000% 02/01/29 $ 919,082
642,000 (a) Talos Production Inc 9.375 02/01/31 683,049
577,000 (a) Taseko Mines Ltd 8.250 05/01/30 604,030
702,000 (a) Taylor Morrison Communities Inc 5.750 01/15/28 708,336
1,092,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 1,087,583
817,000 (a) Team Health Holdings Inc 8.375 06/30/28 819,761
600,000 (a) Teine Energy Ltd 6.875 04/15/29 600,180
1,072,000 Telecom Italia Capital SA 6.375 11/15/33 1,124,986
902,000 Telecom Italia Capital SA 6.000 09/30/34 927,629
616,000 Telecom Italia Capital SA 7.200 07/18/36 672,396
957,000 Telecom Italia Capital SA 7.721 06/04/38 1,083,577
646,000 Teleflex Inc 4.625 11/15/27 642,653
883,000 (a) Teleflex Inc 4.250 06/01/28 870,177
818,000 TELUS Corp 6.625 10/15/55 827,138
1,829,000 TELUS Corp 7.000 10/15/55 1,891,786
650,000 TELUS Corp 6.375 06/09/56 650,074
1,380,000 TELUS Corp 6.625 06/09/56 1,372,404
282,000 Tenet Healthcare Corp 5.125 11/01/27 281,746
765,000 Tenet Healthcare Corp 4.625 06/15/28 759,111
851,000 Tenet Healthcare Corp 6.125 10/01/28 853,144
2,915,000 Tenet Healthcare Corp 4.250 06/01/29 2,839,303
2,425,000 Tenet Healthcare Corp 4.375 01/15/30 2,349,301
2,546,000 Tenet Healthcare Corp 6.125 06/15/30 2,561,133
2,211,000 Tenet Healthcare Corp 6.750 05/15/31 2,271,948
1,012,000 Tenet Healthcare Corp 6.875 11/15/31 1,078,401
1,400,000 (a) Tenet Healthcare Corp 5.500 11/15/32 1,396,429
1,075,000 (a) Tenet Healthcare Corp 6.000 11/15/33 1,086,544
2,338,000 (a) Tenneco Inc 8.000 11/17/28 2,365,780
710,000 (a) Terex Corp 5.000 05/15/29 705,172
969,000 (a) Terex Corp 6.250 10/15/32 984,860
800,000 (a) TGNR Intermediate Holdings LLC 5.500 10/15/29 789,114
592,000 (a) TGS ASA 8.500 01/15/30 618,221
744,000 (a) Tidewater Inc 9.125 07/15/30 800,915
409,000 Titan International Inc 7.000 04/30/28 408,788
477,000 (a) TK Elevator US Newco Inc 5.250 07/15/27 477,119
446,000 (a) TMS International Corp/DE 6.250 04/15/29 435,309
460,000 (a) TopBuild Corp 3.625 03/15/29 457,229
525,000 (a) TopBuild Corp 4.125 02/15/32 524,817
1,033,000 (a) TopBuild Corp 5.625 01/31/34 1,046,409
1,933,000 (a) TransDigm Inc 6.750 08/15/28 1,959,111
1,306,000 TransDigm Inc 4.625 01/15/29 1,288,720
2,716,000 (a) TransDigm Inc 6.375 03/01/29 2,770,198
1,006,000 TransDigm Inc 4.875 05/01/29 994,168
1,740,000 (a) TransDigm Inc 6.875 12/15/30 1,793,253
1,231,000 (a) TransDigm Inc 7.125 12/01/31 1,275,648
3,005,000 (a) TransDigm Inc 6.625 03/01/32 3,088,217
3,538,000 (a) TransDigm Inc 6.000 01/15/33 3,571,822
2,989,000 (a) TransDigm Inc 6.375 05/31/33 3,011,982
621,000 (a) TransDigm Inc 6.250 01/31/34 635,038
2,370,000 (a) TransDigm Inc 6.750 01/31/34 2,434,692
505,000 (a) TransDigm Inc 6.125 07/31/34 505,555
1,067,000 (a) Transocean International Ltd 8.750 02/15/30 1,117,367
1,017,000 (a) Transocean International Ltd 7.875 10/15/32 1,089,760
275,000 Travel + Leisure Co 6.000 04/01/27 275,375
758,000 (a) Travel + Leisure Co 4.500 12/01/29 732,405
522,000 (a) Travel + Leisure Co 4.625 03/01/30 503,583
707,000 (a) Travel + Leisure Co 6.125 09/01/33 700,626
371,000 Tri Pointe Homes Inc 5.250 06/01/27 370,411
452,000 Tri Pointe Homes Inc 5.700 06/15/28 456,132
552,000 (a) TriMas Corp 4.125 04/15/29 531,054
581,000 (a) TriNet Group Inc 3.500 03/01/29 540,054
511,000 (a) TriNet Group Inc 7.125 08/15/31 507,229

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 732,000 (a) Trinity Industries Inc 7.750% 07/15/28 $ 751,355
653,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 680,876
1,336,000 (a) Tronox Inc 4.625 03/15/29 1,118,052
535,000 (a) TTM Technologies Inc 4.000 03/01/29 517,559
400,000 (a) Turning Point Brands Inc 7.625 03/15/32 412,103
534,000 (a) Tutor Perini Corp 11.875 04/30/29 582,189
544,000 Twilio Inc 3.625 03/15/29 523,159
609,000 Twilio Inc 3.875 03/15/31 568,471
3,064,000 (a) UKG Inc 6.875 02/01/31 2,982,232
476,000 (a) Under Armour Inc 7.250 07/15/30 484,904
792,000 (a) Unisys Corp 10.625 01/15/31 687,266
1,500,000 United Airlines Holdings Inc 4.875 03/01/29 1,477,592
315,000 United Airlines Holdings Inc 5.375 03/01/31 310,468
673,000 United Rentals North America Inc 3.875 11/15/27 664,010
1,173,000 United Rentals North America Inc 4.875 01/15/28 1,170,927
1,966,000 United Rentals North America Inc 5.250 01/15/30 1,969,904
1,875,000 United Rentals North America Inc 4.000 07/15/30 1,797,642
1,180,000 United Rentals North America Inc 3.875 02/15/31 1,117,429
842,000 United Rentals North America Inc 3.750 01/15/32 781,511
975,000 (a) United Rentals North America Inc 5.375 11/15/33 964,063
1,394,000 (a) United Rentals North America Inc 6.125 03/15/34 1,432,435
576,000 United States Steel Corp 6.875 03/01/29 576,763
374,000 United States Steel Corp 6.650 06/01/37 386,154
671,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 668,426
1,579,000 (a) Uniti Services LLC 7.500 10/15/33 1,662,460
379,000 (a) Universal Entertainment Corp 9.875 08/01/29 363,485
1,038,000 (a) Univision Communications Inc 4.500 05/01/29 990,367
1,264,000 (a) Univision Communications Inc 7.375 06/30/30 1,262,797
1,572,000 (a) Univision Communications Inc 8.500 07/31/31 1,595,422
2,173,000 (a) Univision Communications Inc 9.375 08/01/32 2,248,725
240,000 (a) Univision Communications Inc 8.875 04/15/33 241,308
558,000 (a) Upbound Group Inc 6.375 02/15/29 551,406
1,311,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 1,238,944
928,000 (a) US Foods Inc 6.875 09/15/28 947,599
912,000 (a) US Foods Inc 4.750 02/15/29 902,072
627,000 (a) US Foods Inc 4.625 06/01/30 613,237
519,000 (a) US Foods Inc 7.250 01/15/32 539,841
728,000 (a) US Foods Inc 5.750 04/15/33 730,672
1,059,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 1,094,407
1,119,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6.250 10/01/33 1,129,195
509,000 (a) Vail Resorts Inc 5.625 07/15/30 505,966
815,000 (a) Vail Resorts Inc 6.500 05/15/32 831,419
1,254,000 (a) Valaris Ltd 8.375 04/30/30 1,307,632
609,000 (a) Valvoline Inc 3.625 06/15/31 554,765
888,000 (a) Venture Global Calcasieu Pass LLC 3.875 08/15/29 850,663
987,000 (a) Venture Global Calcasieu Pass LLC 6.250 01/15/30 1,015,819
1,941,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,818,243
1,949,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 1,736,906
565,000 (a) Venture Global Calcasieu Pass LLC 6.000 05/01/36 569,397
2,095,000 (a) Venture Global LNG Inc 8.125 06/01/28 2,143,648
2,983,000 (a) Venture Global LNG Inc 9.500 02/01/29 3,255,548
2,756,000 (a) Venture Global LNG Inc 7.000 01/15/30 2,834,899
3,029,000 (a) Venture Global LNG Inc 8.375 06/01/31 3,158,138
2,363,000 (a) Venture Global LNG Inc 9.875 02/01/32 2,535,156
1,125,000 (a) Venture Global Plaquemines LNG LLC 6.125 12/15/30 1,160,188
1,356,000 (a) Venture Global Plaquemines LNG LLC 7.500 05/01/33 1,503,754
2,115,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 2,215,465
1,140,000 (a) Venture Global Plaquemines LNG LLC 6.500 06/15/34 1,192,934
2,047,000 (a) Venture Global Plaquemines LNG LLC 7.750 05/01/35 2,302,290
4,017,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 4,270,232
1,219,000 Veritiv Operating Co 10.500 11/30/30 1,284,551
435,000 (a) Vermilion Energy Inc 6.875 05/01/30 439,385

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 559,000 (a) Vermilion Energy Inc 7.250% 02/15/33 $ 567,035
1,215,000 (a) Versant Media Group Inc 7.250 01/30/31 1,261,491
428,000 VF Corp 2.800 04/23/27 417,829
1,111,000 VF Corp 2.950 04/23/30 1,008,023
395,000 VF Corp 6.000 10/15/33 395,978
406,000 VF Corp 6.450 11/01/37 388,501
706,000 (a) Victoria's Secret & Co 4.625 07/15/29 680,145
535,000 (a) Victra Holdings LLC / Victra Finance Corp 8.750 09/15/29 560,188
1,049,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,071,046
575,000 (a) Viking Cruises Ltd 7.000 02/15/29 576,544
378,000 (a) Viking Cruises Ltd 9.125 07/15/31 398,311
1,987,000 (a) Viking Cruises Ltd 5.875 10/15/33 1,992,049
400,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 399,740
1,225,000 (a) Virgin Media Finance PLC 5.000 07/15/30 1,032,584
800,000 (a) Virgin Media O2 Vendor Financing Notes VI DAC 8.500 03/15/33 718,039
1,541,000 (a) Virgin Media Secured Finance PLC 5.500 05/15/29 1,486,858
1,063,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 940,870
317,000 (a) Viridien 10.000 10/15/30 340,424
605,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875 05/01/27 605,037
550,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 555,982
1,351,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 1,265,164
600,000 (a),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 8.750 01/15/32 580,171
474,000 (a) Vivo Energy Investments BV 5.125 09/24/27 469,250
591,000 (a) VM Consolidated Inc 5.500 04/15/29 579,364
1,500,000 (a) Vmed O2 UK Financing I PLC 4.250 01/31/31 1,291,378
1,628,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 1,408,378
1,306,000 (a) Vmed O2 UK Financing I PLC 7.750 04/15/32 1,269,647
1,600,000 (a) Vmed O2 UK Financing I PLC 6.750 01/15/33 1,462,540
1,017,000 (a) VOC Escrow Ltd 5.000 02/15/28 1,014,837
2,528,000 Vodafone Group PLC 7.000 04/04/79 2,636,396
1,190,000 Vodafone Group PLC 4.125 06/04/81 1,108,533
1,566,000 Vodafone Group PLC 5.125 06/04/81 1,233,155
2,179,000 (a) Voyager Parent LLC 9.250 07/01/32 2,317,242
678,000 (a) VT Topco Inc 8.500 08/15/30 694,170
1,966,000 (a) VZ Secured Financing BV 5.000 01/15/32 1,722,751
984,000 (a) VZ Secured Financing BV 7.500 01/15/33 953,803
702,000 (a),(b) W&T Offshore Inc 10.750 02/01/29 728,325
488,000 (a) Wabash National Corp 4.500 10/15/28 430,689
1,538,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 1,601,107
1,007,000 (a) Waste Pro USA Inc 7.000 02/01/33 1,025,836
499,000 (a) Watco Cos LLC / Watco Finance Corp 7.125 08/01/32 518,237
972,000 (a) Wayfair LLC 7.250 10/31/29 996,079
885,000 (a) Wayfair LLC 7.750 09/15/30 918,262
652,000 (a) Wayfair LLC 6.750 11/15/32 659,177
780,000 (a) WBI Operating LLC 6.250 10/15/30 790,850
883,000 (a) WBI Operating LLC 6.500 10/15/33 892,501
1,371,000 (a) Weatherford International Ltd 6.750 10/15/33 1,422,330
483,000 (a) Weekley Homes LLC / Weekley Finance Corp 4.875 09/15/28 472,245
102,000 (a) Weekley Homes LLC / Weekley Finance Corp 6.750 01/15/34 100,825
1,472,000 (a) WESCO Distribution Inc 7.250 06/15/28 1,475,686
884,000 (a) WESCO Distribution Inc 6.375 03/15/29 901,402
1,069,000 (a) WESCO Distribution Inc 6.625 03/15/32 1,107,126
1,128,000 (a) WESCO Distribution Inc 6.375 03/15/33 1,165,103
255,000 (a) WESCO Distribution Inc 5.500 04/15/34 254,344
655,000 (a) WEX Inc 6.500 03/15/33 652,391
848,000 Whirlpool Corp 4.750 02/26/29 818,766
689,000 Whirlpool Corp 6.125 06/15/30 675,657
450,000 Whirlpool Corp 2.400 05/15/31 363,962
382,000 Whirlpool Corp 4.700 05/14/32 335,296
270,000 Whirlpool Corp 5.500 03/01/33 243,005
910,000 Whirlpool Corp 6.500 06/15/33 871,564
455,000 Whirlpool Corp 5.750 03/01/34 410,753

Portfolio of Investments April 30, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 279,000 Whirlpool Corp 5.150% 03/01/43 $ 208,037
864,000 Whirlpool Corp 4.600 05/15/50 580,950
700,000 (a) Wildfire Intermediate Holdings LLC 7.500 10/15/29 720,443
741,000 (a) William Carter Co/The 7.375 02/15/31 761,719
463,000 (a) Williams Scotsman Inc 4.625 08/15/28 458,337
633,000 (a) Williams Scotsman Inc 6.625 06/15/29 649,725
793,000 (a) Williams Scotsman Inc 6.625 04/15/30 816,727
571,000 (a) Williams Scotsman Inc 7.375 10/01/31 594,686
907,000 (a) Windsor Holdings III LLC 8.500 06/15/30 946,804
2,688,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 2,843,092
498,000 (a) WR Grace Holdings LLC 7.375 03/01/31 503,180
1,005,000 (a) WR Grace Holdings LLC 6.625 08/15/32 997,538
915,000 (a) Wrangler Holdco Corp 6.625 04/01/32 943,930
3,855,000 (a) WULF COMPUTE LLC 7.750 10/15/30 4,051,586
485,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 477,142
950,000 (a) Wyndham Hotels & Resorts Inc 5.625 03/01/33 940,081
1,024,000 (a) Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.250 05/15/27 1,024,924
1,263,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 1,336,762
1,091,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,096,351
573,000 (a),(b) Xerox Corp 10.250 10/15/30 478,455
576,000 (a) Xerox Corp 13.500 04/15/31 324,144
502,000 XPO CNW Inc 6.700 05/01/34 528,242
453,000 (a) XPO Inc 7.125 06/01/31 468,916
815,000 (a) XPO Inc 7.125 02/01/32 849,900
1,341,000 (a) Yum! Brands Inc 4.750 01/15/30 1,327,954
1,087,000 Yum! Brands Inc 3.625 03/15/31 1,012,483
1,362,000 Yum! Brands Inc 4.625 01/31/32 1,310,322
1,250,000 Yum! Brands Inc 5.375 04/01/32 1,250,874
455,000 Yum! Brands Inc 6.875 11/15/37 500,838
419,000 Yum! Brands Inc 5.350 11/01/43 398,720
651,000 (a) Zebra Technologies Corp 6.500 06/01/32 663,664
570,000 (a) Zegona Finance PLC 8.625 07/15/29 596,262
741,000 (a) ZF North America Capital Inc 6.875 04/14/28 759,224
654,000 (a) ZF North America Capital Inc 7.125 04/14/30 655,740
914,000 (a) ZF North America Capital Inc 6.750 04/23/30 907,970
2,097,000 (a) ZF North America Capital Inc 7.500 03/24/31 2,099,700
789,000 ZF North America Capital Inc 6.875 04/23/32 772,087
519,000 (a) Ziff Davis Inc 4.625 10/15/30 490,546
548,000 (a) Ziggo Bond Co BV 5.125 02/28/30 480,705
1,123,000 (a) Ziggo BV 4.875 01/15/30 1,056,380
319,000 (a) ZipRecruiter Inc 5.000 01/15/30 208,137
763,000 (a) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 620,739
TOTAL INDUSTRIAL 1,292,927,452
UTILITY - 3.5%
293,000 AES Corp/The 7.600 01/15/55 298,488
598,000 AES Corp/The 6.950 07/15/55 583,378
1,256,000 (a) Alpha Generation LLC 6.750 10/15/32 1,286,403
906,000 (a) Alpha Generation LLC 6.250 01/15/34 899,807
1,112,000 (a) AltaGas Ltd 7.200 10/15/54 1,155,298
300,000 (a) Atlantica Sustainable Infrastructure Ltd 4.125 06/15/28 293,023
1,214,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,206,626
914,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 908,190
1,402,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 1,311,957
425,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 391,848
627,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 636,405
676,000 DPL LLC/Ohio 4.350 04/15/29 654,543
963,000 Edison International 8.125 06/15/53 987,973
222,000 Edison International 7.875 06/15/54 229,002
1,744,000 (a),(d) Electricite de France SA 9.125 N/A 2,033,584
600,000 Emera US Finance LLC 6.650 10/01/56 601,534
550,000 Emera US Finance LLC 6.850 10/01/56 551,645
150,000 EUSHI Finance Inc 7.625 12/15/54 155,295

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 571,000 EUSHI Finance Inc 6.250% 04/01/56 $ 565,504
608,000 (a) Gates Corp/DE 6.875 07/01/29 625,472
622,000 (a) Hawaiian Electric Co Inc 6.000 10/01/33 624,076
1,520,000 (a) HTA Group Ltd/Mauritius 7.500 06/04/29 1,564,991
558,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 533,878
420,000 NRG Energy Inc 5.750 01/15/28 420,489
403,000 (a) NRG Energy Inc 3.375 02/15/29 385,013
677,000 (a) NRG Energy Inc 5.250 06/15/29 674,487
689,000 (a) NRG Energy Inc 5.750 07/15/29 688,686
1,156,000 (a) NRG Energy Inc 3.625 02/15/31 1,073,851
913,000 (a) NRG Energy Inc 3.875 02/15/32 844,714
2,582,000 (a) NRG Energy Inc 6.000 02/01/33 2,601,964
1,288,000 (a) NRG Energy Inc 5.750 01/15/34 1,278,485
590,000 (a) NRG Energy Inc 5.875 05/15/34 587,877
1,221,000 (a) NRG Energy Inc 6.250 11/01/34 1,235,200
3,352,000 (a) NRG Energy Inc 6.000 01/15/36 3,329,061
685,000 (a) NRG Energy Inc 6.125 05/15/36 682,412
1,085,000 PacifiCorp 7.375 09/15/55 1,100,050
1,000,000 PacifiCorp 7.125 08/15/56 996,737
748,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 734,907
993,000 PG&E Corp 5.000 07/01/28 988,140
1,664,000 PG&E Corp 5.250 07/01/30 1,647,303
1,643,000 PG&E Corp 7.375 03/15/55 1,689,919
1,500,000 PG&E Corp 6.850 09/15/56 1,499,700
500,000 (a) Puget Energy Inc 7.000 09/15/56 500,626
555,000 (a) Puget Energy Inc 7.250 09/15/56 558,120
1,408,000 (a) Talen Energy Supply LLC 8.625 06/01/30 1,469,796
1,851,000 (a) Talen Energy Supply LLC 6.250 02/01/34 1,837,186
1,908,000 (a) Talen Energy Supply LLC 6.500 02/01/36 1,915,225
869,000 (a) TerraForm Power Operating LLC 5.000 01/31/28 860,523
198,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 191,829
400,000 TransAlta Corp 5.875 02/01/34 398,999
465,000 TransAlta Corp 6.500 03/15/40 465,470
175,000 (a) TXNM Energy Inc 7.000 07/31/56 174,441
2,230,000 (a) VoltaGrid LLC 7.375 11/01/30 2,314,566
617,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 612,467
640,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 665,557
910,000 (a) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 972,395
1,837,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,968,558
TOTAL UTILITY 55,463,673
TOTAL CORPORATE DEBT
(Cost $1,536,463,461) 1,529,227,159
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.0%
GOVERNMENT AGENCY - 0.0%
150,000 (a) NOVA Chemicals Corp 5.250 06/01/27 149,935
TOTAL GOVERNMENT AGENCY 149,935
TOTAL GOVERNMENT RELATED
(Cost $150,484) 149,935
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.7%
11,896,925 State Street Institutional US Government Money Market Fund 11,896,925
TOTAL INVESTMENT COMPANIES
(Cost $11,896,925) 11,896,925
TOTAL LONG-TERM INVESTMENTS
(Cost $1,548,510,870) 1,541,274,019

Portfolio of Investments April 30, 2026
(continued)
NHYB

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
10,950,372 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670% (f) $ 10,950,372
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,950,372) 10,950,372
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
CORPORATE DEBT - 0.0%
INDUSTRIAL - 0.0%
$ 693,000 Buckeye Partners LP 3.950 12/01/26 $ 687,864
TOTAL INDUSTRIAL 687,864
TOTAL CORPORATE DEBT
(Cost $689,507) 687,864
TOTAL SHORT-TERM INVESTMENTS
(Cost $689,507) 687,864
TOTAL INVESTMENTS - 99.1%
(Cost $1,560,150,749 ) 1,552,912,255
OTHER ASSETS & LIABILITIES, NET - 0.9% 13,369,099
NET ASSETS - 100% $ 1,566,281,354
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,250,241,204 or 80.5% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,695,547.
(c) When-issued or delayed delivery security.
(d) Perpetual security. Maturity date is not applicable.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

NHYB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 1,529,227,159 $ – $ 1,529,227,159
Government Related – 149,935 – 149,935
Investment Companies 11,896,925 – – 11,896,925
Investments Purchased with Collateral from Securities
Lending 10,950,372 – – 10,950,372
Short-Term Investments:
Corporate Debt – 687,864 – 687,864
Total $ 22,847,297 $ 1,530,064,958 $ – $ 1,552,912,255
a

Portfolio of Investments April 30, 2026
NSCI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 104.5%
CORPORATE DEBT - 0.7%
FINANCIALS - 0.7%
$ 1,000,000 (a),(b) Vitality Re XVII Ltd 0 .000% 01/08/30 $ 998,600
TOTAL FINANCIALS 998,600
TOTAL CORPORATE DEBT
(Cost $1,000,000) 998,600
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 7.7%
11,092,438 State Street Institutional US Government Money Market Fund 11,092,438
TOTAL INVESTMENT COMPANIES
(Cost $11,092,438) 11,092,438
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 96.1%
500,000 (a) 3650R 2021-PF1 Commercial Mortgage Trust 5 .291 11/15/55 499,316
500,000 (a),(b) Aimco CLO 14 Ltd ( TSFR3M + 1 .700% ) 5 .375 10/20/38 500,616
500,000 (a),(b) AIMCO CLO 17 Ltd ( TSFR3M + 2 .900% ) 6 .564 07/20/37 500,862
1,250,000 (b) Angel Oak Mortgage Trust 5 .767 12/25/70 1,241,761
1,250,000 (b) Angel Oak Mortgage Trust 2025-11 5 .621 10/25/70 1,239,467
250,000 (a),(b) Angel Oak Mortgage Trust 2025-8 6 .217 07/25/70 250,814
500,000 (a),(b) Apidos Clo LIV ( TSFR3M + 1 .800% ) 5 .475 10/20/38 500,677
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust ( TSFR1M + 5 .650% ) 9 .305 06/15/35 501,752
1,000,000 (a),(b) BAMLL Trust 2025-ASHF ( TSFR1M + 2 .350% ) 6 .005 02/15/42 1,001,944
1,000,000 (a) BANK 2017-BNK8 4 .225 11/15/50 849,743
1,000,000 BANK 2019-BNK18 3 .977 05/15/62 882,554
650,000 (a) BANK 2019-BNK20 3 .767 09/15/62 492,481
1,000,000 BANK 2025-BNK51 5 .544 12/25/67 1,013,685
825,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 684,327
1,500,000 (b) BBCMS Trust 2015-SRCH 4 .498 08/10/35 1,434,466
100,000 (a),(b) BBCMS Trust 2015-SRCH 5 .122 08/10/35 93,172
500,000 (a) Benchmark 2018-B2 Mortgage Trust 4 .432 02/15/51 331,777
750,000 (a) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 641,083
750,000 (a) Benchmark 2019-B10 Mortgage Trust 4 .180 03/15/62 694,151
500,000 Benchmark 2019-B12 Mortgage Trust 3 .570 08/15/52 438,124
600,000 (a) Benchmark 2019-B13 Mortgage Trust 3 .839 08/15/57 507,566
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust 3 .898 12/15/62 714,578
1,000,000 Benchmark 2019-B15 Mortgage Trust 3 .564 12/15/72 864,380
1,000,000 (a) Benchmark 2019-B9 Mortgage Trust 4 .971 03/15/52 885,287
750,000 Benchmark 2021-B23 Mortgage Trust 2 .095 02/15/54 575,640
500,000 Benchmark 2021-B24 Mortgage Trust 2 .584 03/15/54 449,620
500,000 (a),(b) Benefit Street Partners CLO IV Ltd ( TSFR3M + 1 .800% ) 5 .475 10/20/38 501,082
630,000 (a) BMO 2024-C10 Mortgage Trust 6 .079 11/15/57 634,170
1,000,000 (a),(b) BOCA Commercial Mortgage Trust 2025-BOCA ( TSFR1M +
2 .150% )
5 .805 12/15/42 1,004,585
500,000 (a),(b) BSST 2022-1700 Mortgage Trust ( TSFR1M + 1 .300% ) 4 .955 02/15/37 443,592
800,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK ( TSFR1M + 4 .874% ) 8 .538 10/15/41 800,690
1,111,503 (a),(b) BX Trust ( TSFR1M + 1 .750% ) 5 .405 11/15/42 1,114,123
1,125,000 (a),(b) BX Trust ( TSFR1M + 3 .050% ) 6 .705 12/15/42 1,131,027
545,562 (a),(b) BX Trust 2024-FNX ( TSFR1M + 2 .291% ) 6 .603 11/15/41 546,872
778,260 (a),(b) BX Trust 2025-LUNR ( TSFR1M + 1 .850% ) 5 .505 06/15/40 781,002
800,000 (a),(b) BX Trust 2025-OMG ( TSFR1M + 2 .400% ) 6 .055 10/15/42 797,198
500,000 (b) Cajun Global LLC 5 .912 11/20/55 496,670
250,000 (b) Cajun Global LLC 8 .720 11/20/55 246,072
875,000 (b) Canon Music Issuer Trust 5 .521 05/01/76 878,535
600,000 (a) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 494,622
500,000 (a),(b) CARLYLE US CLO 2021-8 LTD ( TSFR3M + 1 .900% ) 5 .573 10/15/38 501,613
1,000,000 (b),(c) Castlelake Aircraft Structured Trust 2026-2 5 .333 04/15/51 1,000,000
1,000,000 (b) Centersquare Issuer LLC 5 .000 08/25/55 951,227

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,190,166 (a),(b) Chase Home Lending Mortgage Trust 2025-10 6 .589% 07/25/56 $ 1,210,333
400,000 (a),(b) CIFC Funding 2021-V Ltd ( TSFR3M + 1 .800% ) 5 .473 01/15/38 400,585
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY ( TSFR1M + 2 .300% ) 6 .400 10/15/37 1,002,813
600,000 (a) Citigroup Commercial Mortgage Trust 2015-GC29 4 .106 04/10/48 537,294
1,000,000 (a) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 979,363
1,500,000 (a) Citigroup Commercial Mortgage Trust 2017-P8 3 .789 09/15/50 1,426,152
1,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust 5 .952 11/25/70 995,984
500,000 (a) COMM 2014-UBS3 Mortgage Trust 4 .717 06/10/47 464,692
210,000 (a) COMM 2015-CCRE24 Mortgage Trust 3 .463 08/10/48 194,127
1,000,000 (a) COMM 2018-COR3 Mortgage Trust 4 .668 05/10/51 864,329
500,000 (a) COMM 2019-GC44 Mortgage Trust 3 .631 08/15/57 413,732
1,190,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01 ( SOFR30A +
5 .100% )
8 .745 12/25/42 1,263,319
245,000 (a),(b) Connecticut Avenue Securities Trust 2023-R03 ( SOFR30A +
6 .350% )
9 .995 04/25/43 268,439
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06 ( SOFR30A +
2 .700% )
6 .345 07/25/43 1,230,310
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R07 ( SOFR30A +
3 .250% )
6 .895 09/25/43 1,233,955
1,175,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08 ( SOFR30A +
2 .500% )
6 .145 10/25/43 1,197,482
700,000 (a),(b) Connecticut Avenue Securities Trust 2024-R02 ( SOFR30A +
1 .800% )
6 .150 02/25/44 705,135
1,000,000 (b) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 1,009,313
1,000,000 (b) Crescendo Royalty Funding LP 3 .567 12/20/51 995,216
500,000 (a) CSMC Trust 2016-NXSR 4 .422 12/15/49 484,147
725,000 (b) DataBank Issuer 5 .811 02/25/56 726,890
1,221,937 (b) DB Master Finance LLC 4 .891 08/20/55 1,213,023
1,000,000 (b) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 997,133
1,000,000 (a),(b) EFMT 2025-NQM5 5 .770 11/25/70 994,905
250,000 (a),(b) Ellington Financial Mortgage Trust 2020-1 3 .999 05/25/65 245,324
500,000 (a),(b) Elmwood CLO X Ltd ( TSFR3M + 1 .950% ) 5 .625 07/20/38 502,181
1,000,000 (a),(b) ELP Commercial Mortgage Trust 5 .612 11/13/42 991,366
16,550 Fannie Mae Pool FN MA5106 5 .000 08/01/53 16,368
720,256 Fannie Mae Pool FN MA5107 5 .500 08/01/53 726,534
1,000,000 (b) Flexential Issuer LLC 6 .030 10/25/60 996,627
1,650,000 (a),(b) FNA 9 LLC 5 .509 04/16/46 1,650,076
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA5 ( SOFR30A +
3 .050% )
6 .695 01/25/34 1,172,510
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2024-HQA1 ( SOFR30A +
2 .000% )
5 .645 03/25/44 1,108,506
1,000,000 (a) GS Mortgage Securities Trust 2016-GS4 3 .991 11/10/49 949,439
600,000 GS Mortgage Securities Trust 2017-GS6 3 .869 05/10/50 542,459
500,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 455,854
500,000 (a) GS Mortgage Securities Trust 2017-GS8 4 .457 11/10/50 460,091
550,000 (a) GS Mortgage Securities Trust 2018-GS9 4 .487 03/10/51 476,299
500,000 (a) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 462,993
925,696 (b) HERO FUNDING 2018-1 4 .670 09/20/48 898,216
1,000,000 (b) Hertz Vehicle Financing III LLC 5 .140 05/25/32 988,561
416,685 (b) Hin Timeshare Trust 7 .580 05/15/45 419,294
1,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR 5 .644 02/05/45 1,024,557
550,000 (a),(b) Hudson Yards 2019-30HY Mortgage Trust 3 .558 07/10/39 502,437
750,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2 8 .199 07/13/42 763,867
500,000 (a),(b) Invesco CLO 2022-3 Ltd ( TSFR3M + 3 .200% ) 7 .057 10/22/37 500,811
623,444 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP ( TSFR1M + 2 .416% )
6 .449 04/15/37 613,111
1,000,000 (b) Jersey Mike's Funding LLC 4 .952 02/15/56 992,690
300,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN
3 .267 01/16/37 206,559
600,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2021-
NYAH ( TSFR1M + 1 .124% )
5 .275 06/15/38 580,573
1,237,474 (a),(b) JP Morgan Mortgage Trust 6 .384 05/25/56 1,259,882

Portfolio of Investments April 30, 2026
(continued)
NSCI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,100,000 (a) JPMBB Commercial Mortgage Securities Trust 2014-C23 4 .673% 09/15/47 $ 1,067,368
1,250,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP6 3 .830 07/15/50 1,139,914
650,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP7 3 .813 09/15/50 582,477
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .290 03/10/52 476,605
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .440 03/10/52 454,552
625,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 591,577
650,000 JPMDB Commercial Mortgage Securities Trust 2020-COR7 2 .536 05/13/53 537,069
1,000,000 (a),(b) JW Trust 2024-BERY ( TSFR1M + 2 .791% ) 7 .154 11/15/39 1,005,812
1,000,000 (b) Kinetic ABS Issuer LLC 5 .219 02/25/56 999,219
500,000 (b) Kinetic ABS Issuer LLC 7 .653 02/25/56 511,136
1,000,000 (a),(b) KSL Commercial Mortgage Trust ( TSFR1M + 1 .594% ) 5 .248 12/15/42 1,002,233
1,000,000 (b) LIGHTPATH FIBER ISSUER LLC 5 .597 03/25/56 1,004,818
1,000,000 (b) Lmdv Issuer Co LLC 5 .310 12/15/55 997,297
1,000,000 (b) Lmrk Issuer Co 2 LLC 5 .520 09/15/55 997,025
1,000,000 (a),(b) LSTR Trust ( TSFR1M + 2 .200% ) 5 .870 12/15/40 1,000,047
500,000 (a),(b) Madison Park Funding LI Ltd ( TSFR3M + 2 .900% ) 6 .784 10/19/38 501,142
500,000 (a),(b) Magnetite XXII Ltd ( TSFR3M + 1 .600% ) 5 .273 07/15/36 500,171
989,470 (b) Maritime Partners, LLC 5 .547 11/15/65 979,893
992,644 (a),(b) MCR 2024-HF1 Mortgage Trust ( TSFR1M + 2 .841% ) 7 .204 12/15/41 997,580
1,000,000 (b) MetroNet Infrastructure Issuer LLC 5 .400 08/20/55 1,009,148
750,000 (a),(b) MFT Trust 2020-ABC 3 .593 02/10/42 545,980
1,250,000 (b) Mission Lane Credit Card Master Trust 5 .690 07/15/32 1,254,395
924,023 (b) Morgan Stanley Capital I Trust 2015-420 7 .982 10/12/50 942,318
1,170,337 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
( TSFR1M + 1 .579% )
5 .915 07/15/36 1,147,057
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
( TSFR1M + 2 .279% )
5 .934 07/15/36 223,509
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd ( TSFR3M +
1 .650% )
5 .325 07/20/39 501,099
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd ( TSFR3M +
2 .500% )
6 .180 07/16/36 494,551
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd ( TSFR3M +
2 .800% )
7 .005 04/16/35 496,015
1,000,000 (b) NMEF Funding LLC 5 .470 01/18/33 1,002,146
720,000 (a),(b) NYCT Trust 2024-3ELV ( TSFR1M + 1 .991% ) 5 .646 08/15/29 721,064
1,100,000 (a),(b) NYCT Trust 2024-3ELV ( TSFR1M + 2 .840% ) 6 .494 08/15/29 1,098,214
250,000 (a),(b) OBX 2025-NQM13 Trust 6 .279 05/25/65 251,128
825,000 (a),(b) OBX 2025-NQM2 Trust 6 .489 11/25/64 833,668
2,500,000 (a),(b) OBX 2026-NQM6 Trust 5 .814 04/26/66 2,500,502
500,000 (a),(b) OCP CLO 2025-40 Ltd ( TSFR3M + 1 .700% ) 5 .594 04/16/38 500,420
500,000 (a),(b) OCP CLO 2025-44 Ltd ( TSFR3M + 1 .850% ) 5 .517 10/24/38 501,647
500,000 (a),(b) OCP CLO Ltd ( TSFR3M + 1 .750% ) 5 .423 10/15/38 501,023
500,000 (a),(b) OHA Credit Funding 10-R Ltd ( TSFR3M + 1 .800% ) 5 .475 07/18/38 501,145
500,000 (a),(b) OHA Credit Funding 16-R Ltd ( TSFR3M + 1 .750% ) 5 .425 10/20/38 500,781
998,333 (b) OHS Issuer LLC 5 .980 02/25/61 982,868
500,000 (a),(b) Orchard Park Clo Ltd ( TSFR3M + 1 .700% ) 5 .375 10/20/37 501,031
500,000 (b) Planet Fitness Master Issuer LLC 5 .274 12/06/55 498,710
1,000,000 (a),(b) PLYM Commercial Mortgage Trust 2026-IND ( TSFR1M + 2 .150% ) 5 .800 03/15/43 997,352
1,000,000 (b) QTS Issuer ABS II LLC 5 .364 01/05/56 986,484
728,628 (a),(b) RCKT Mortgage Trust 2022-3 3 .183 05/25/52 477,743
426,572 (a),(b) Santander Bank Mortgage Credit-Linked Notes ( SOFR30A +
4 .900% )
9 .256 02/26/52 492,746
889,330 (a),(b) Sequoia Mortgage Trust 2021-9 2 .854 01/25/52 716,108
1,250,000 (a),(b),(c) SHOPS Commercial Mortgage Trust 2026-CSTL 4 .971 05/15/39 1,248,387
1,000,000 (a),(b) SHR Trust 2024-LXRY ( TSFR1M + 3 .600% ) 7 .255 10/15/41 1,005,691
900,000 (b) Sotheby's Artfi Master Trust 6 .800 06/20/33 898,453
1,000,000 (b) Summit Issuer LLC 5 .208 11/20/55 1,002,871
476,250 (b) Taco Bell Funding LLC 4 .940 11/25/48 475,204
500,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd ( TSFR3M + 1 .550% ) 5 .217 04/24/38 500,547
850,000 (a) UBS Commercial Mortgage Trust 2018-C8 4 .837 02/15/51 782,960
1,000,000 (b) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 994,421
751,500 (b) VB-S1 Issuer LLC - VBTEL 3 .156 02/15/52 734,103

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 (a),(b) Verus Securitization Trust 5 .796% 11/25/70 $ 985,887
1,215,000 (a),(b) Verus Securitization Trust 2025-1 6 .512 01/25/70 1,222,501
500,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE ( TSFR1M +
2 .241% )
5 .896 11/15/41 501,798
600,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 3 .671 11/15/59 568,707
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 4 .221 11/15/59 857,161
1,100,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN ( TSFR1M +
2 .292% )
5 .946 07/15/37 1,102,634
800,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA ( TSFR1M +
2 .292% )
5 .947 10/15/42 801,818
492,914 (b) Willis Engine Structured Trust IX 5 .159 12/15/50 490,639
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust ( TSFR1M + 4 .500% ) 8 .155 06/15/35 1,002,971
1,000,000 (a),(b) Birch Grove CLO 7 Ltd ( TSFR3M + 1 .650% ) 5 .325 10/20/38 1,001,313
1,500,000 (a),(b) Carlyle US CLO 2026-2 Ltd ( TSFR3M + 1 .750% ) 5 .413 04/20/39 1,501,450
2,450,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04 ( SOFR30A +
8 .250% )
11 .895 05/25/43 2,750,033
1,000,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .480 09/15/52 883,574
1,970,000 (a) DBJPM 16-C1 Mortgage Trust 4 .195 05/10/49 1,861,358
1,000,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd ( TSFR3M + 2 .900% ) 6 .568 10/20/34 1,001,443
2,000,000 (a),(b) Invesco US CLO 2023-4 Ltd ( TSFR3M + 2 .850% ) 6 .525 01/18/39 1,998,336
364,403 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP ( TSFR1M + 1 .730% )
5 .389 04/15/37 358,312
1,000,000 (a),(b),(c) MTN Commercial Mortgage Trust 2026-LPFX 6 .560 05/15/43 1,014,883
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd ( TSFR3M +
2 .800% )
6 .466 10/23/36 1,001,345
973,000 (a),(b) New Residential Mortgage Loan Trust 2026-NQM4 5 .665 02/25/66 960,619
1,250,000 (a),(b) OCP CLO 2023-28 Ltd ( TSFR3M + 1 .700% ) 5 .380 07/16/38 1,254,375
1,000,000 (a) UBS Commercial Mortgage Trust 2018-C13 5 .124 10/15/51 903,894
750,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE ( TSFR1M +
2 .940% )
6 .600 11/15/41 753,289
TOTAL SECURITIZED
(Cost $139,562,035) 139,374,543
TOTAL LONG-TERM INVESTMENTS
(Cost $151,654,473) 151,465,581
OTHER ASSETS & LIABILITIES, NET - (4.5)% (6,453,126)
NET ASSETS - 100% $ 145,012,455
CLO Collateralized Loan Obligation
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $108,558,950 or 71.7% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments April 30, 2026
(continued)
NSCI

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NSCI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 998,600 $ – $ 998,600
Investment Companies 11,092,438 – – 11,092,438
Securitized – 139,374,543 – 139,374,543
Total $ 11,092,438 $ 140,373,143 $ – $ 151,465,581
a